   As filed with the Securities and Exchange Commission on September 26, 2001
                                                           File Nos. 333-25473
                                                                      811-3859



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933                               [X]


                            Pre-Effective Amendment No.                      [ ]



                            Post-Effective Amendment No. 18                  [X]
                                     and/or


                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940


                                Amendment No. 19                             [X]
                        (Check appropriate box or boxes)



                            VARIABLE SEPARATE ACCOUNT
               (Portion Relating to the Polaris II Variable Annuity)
                           (Exact Name of Registrant)


                     Anchor National Life Insurance Company
                               (Name of Depositor)

                               1 SunAmerica Center
                       Los Angeles, California 90067-6022
              (Address of Depositor's Principal Offices) (Zip Code)

                Depositor's Telephone Number, including Area Code
                                 (310) 772-6000

                              Christine A. Nixon, Esq.
                     Anchor National Life Insurance Company
                               1 SunAmerica Center
                       Los Angeles, California 90067-6022
                     (Name and Address of Agent for Service)




It is proposed that this filing will become effective:
        -- immediately upon filing pursuant to paragraph (b) of Rule 485 X on October 15, 2001 pursuant to paragraph (b) of Rule 485
           60 days after filing pursuant to paragraph (a) of Rule 485 on ___________, 2000 pursuant to paragraph (a) of Rule 485

                            VARIABLE SEPARATE ACCOUNT

                              Cross Reference Sheet

                               PART A - PROSPECTUS

Item Number in Form N-4                                   Caption
-----------------------                                   -------
1.      Cover Page.............................           Cover Page

2.      Definitions............................           Definitions

3.      Synopsis...............................           Highlights; Fee Tables;
                                                          Portfolio Expenses;
                                                          Examples


4.      Condensed Financial Information........           Appendix A -
                                                          Condensed Financial
                                                          Information

5.      General Description of Registrant,
        Depositor and Portfolio Companies......           Polaris II
                                                          Variable Annuity; Other
                                                          Information

6.      Deductions.............................           Expenses

7.      General Description of
        Variable Annuity Contracts.............           Polaris II
                                                          Variable Annuity; Purchasing a
                                                          Polaris II Variable Annuity
                                                          Contract; Investment Options

8.      Annuity Period.........................           Income Options

9.      Death Benefit..........................           Death Benefit

10.     Purchases and Contract Value...........           Purchasing a Polaris II
                                                          Variable Annuity Contract

11.     Redemptions............................           Access To Your Money

12.     Taxes..................................           Taxes

13.     Legal Proceedings......................           Other Information - Legal
                                                          Proceedings

14.     Table of Contents of Statement
        of Additional Information..............           Table of Contents of
                                                          Statement of Additional
                                                          Information


               PART B - STATEMENT OF ADDITIONAL INFORMATION

        Certain information required in part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.

Item Number in Form N-4                             Caption
-----------------------                             -------
15.     Cover Page.............................     Cover Page

16.     Table of Contents......................     Table of Contents

17.     General Information and History........     The Polaris II
                                                    Variable Annuity (P); Separate
                                                    Account; General Account;
                                                    Investment Options (P);
                                                    Other Information

18.     Services...............................     Other Information (P)

19.     Purchase of Securities Being Offered...     Purchasing a
                                                    PolarisAmerica Variable
                                                    Annuity Contract (P)

20.     Underwriters...........................     Distribution of Contracts

21.     Calculation of Performance Data........     Performance Data

22.     Annuity Payments.......................     Income Options (P);
                                                    Income Payments;
                                                    Annuity Unit Values

23.     Financial Statements...................     Depositor: Other
                                                    Information - Financial
                                                    Statements; Registrant:
                                                    Financial Statements

                                     PART C


        Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                               [POLARIS II LOGO]

                                   PROSPECTUS

                                OCTOBER 15, 2001



Please read this prospectus carefully         FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS
before investing and keep it for              issued by
future reference. It contains                 ANCHOR NATIONAL LIFE INSURANCE COMPANY
important information about the               in connection with
Polaris(II) Variable Annuity.                 VARIABLE SEPARATE ACCOUNT
                                              The annuity has 42 investment choices -7 fixed account
To learn more about the annuity               options and 35 Variable Portfolios listed below. The 7 fixed
offered by this prospectus, you can           account options include specified periods of 1, 3, 5, 7 and
obtain a copy of the Statement of             10 years and DCA accounts for 6-month and 1-year periods.
Additional Information ("SAI") dated          The 35 Variable Portfolios are part of the Anchor Series
October 15, 2001. The SAI has been            Trust ("AST"), the SunAmerica Series Trust ("SST") or the
filed with the Securities and                 Van Kampen Life Investment Trust ("VKT").
Exchange Commission ("SEC") and is
incorporated by reference into this           STOCKS:
prospectus. The Table of Contents of          MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
the SAI appears on page 28 of this            - Alliance Growth Portfolio                              SST
prospectus. For a free copy of the            - Global Equities Portfolio                              SST
SAI, call us at (800) 445-SUN2 or             - Growth-Income Portfolio                                SST
write to us at our Annuity Service            MANAGED BY DAVIS SELECTED ADVISERS L.P.
Center, P.O. Box 54299, Los Angeles,          - Davis Venture Value Portfolio                          SST
California 90054-0299.                        - Real Estate Portfolio                                  SST
                                              MANAGED BY FEDERATED INVESTORS L.P.
In addition, the SEC maintains a              - Federated Value Portfolio                              SST
website (http://www.sec.gov) that             - Telecom Utility Portfolio                              SST
contains the SAI, materials                   MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT
incorporated by reference and other           - Goldman Sachs Research Portfolio                       SST
information filed electronically with         MANAGED BY MARSICO CAPITAL MANAGEMENT, LLC
the SEC by Anchor National.                   - Marsico Growth Portfolio                               SST
                                              MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
ANNUITIES INVOLVE RISKS, INCLUDING            - MFS Growth & Income Portfolio                          SST
POSSIBLE LOSS OF PRINCIPAL, AND ARE           - MFS Mid-Cap Growth Portfolio                           SST
NOT A DEPOSIT OR OBLIGATION OF, OR            MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC.
GUARANTEED OR ENDORSED BY, ANY BANK.          - International Diversified Equities Portfolio           SST
THEY ARE NOT FEDERALLY INSURED BY THE         - Technology Portfolio                                   SST
FEDERAL DEPOSIT INSURANCE                     MANAGED BY PUTNAM INVESTMENT MANAGEMENT INC.
CORPORATION, THE FEDERAL RESERVE              - Emerging Markets Portfolio                             SST
BOARD OR ANY OTHER AGENCY.                    - International Growth & Income Portfolio                SST
                                              - Putnam Growth Portfolio                                SST
This variable annuity provides an             MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
optional bonus feature called                 - Aggressive Growth Portfolio                            SST
"Principal Rewards". If you elect             - Blue Chip Growth Portfolio                             SST
this feature, in exchange for bonuses         - "Dogs" of Wall Street Portfolio                        SST
credited to your contract, your               - Growth Opportunities Portfolio                         SST
surrender charge schedule will be             MANAGED BY VAN KAMPEN ASSET MANAGEMENT INC.
longer and greater than if you chose          - Van Kampen LIT Comstock Portfolio, Class II Shares     VKT
not to elect this feature. These              - Van Kampen LIT Emerging Growth Portfolio, Class II
withdrawal charges may offset the             Shares                      VKT
value of any bonus, if you make an            - Van Kampen LIT Growth and Income Portfolio, Class II
early withdrawal.                             Shares                     VKT
                                              MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
                                              - Capital Appreciation Portfolio                         AST
                                              - Growth Portfolio                                       AST
                                              - Natural Resources Portfolio                            AST
                                              BALANCED:
                                              MANAGED BY WM ADVISORS, INC.
                                              - Asset Allocation Portfolio                             SST
                                              MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
                                              - MFS Total Return Portfolio                             SST
                                              MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
                                              - SunAmerica Balanced Portfolio                          SST
                                              BONDS:
                                              MANAGED BY FEDERATED INVESTORS L.P.
                                              - Corporate Bond Portfolio                               SST
                                              MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL
                                              - Global Bond Portfolio                                  SST
                                              MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC.
                                              - Worldwide High Income Portfolio                        SST
                                              MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
                                              - High-Yield Bond Portfolio                              SST
                                              MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
                                              - Government & Quality Bond Portfolio                    AST
                                              CASH:
                                              MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, LLC
                                              - Cash Management Portfolio                              SST


  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR
     ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
                              A CRIMINAL OFFENSE.

----------------------------------------------------------------
----------------------------------------------------------------
                INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE
----------------------------------------------------------------
----------------------------------------------------------------

Anchor National's Annual Report on Form 10-K for the year ended December 31, 2000 is incorporated herein by reference.

All documents or reports filed by Anchor National under Section 13(a), 13(c), 14, or 15(d) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") after the effective date of this prospectus are also incorporated by reference. Statements contained in this prospectus and subsequently filed documents which are incorporated by reference or deemed to be incorporated by reference are deemed to modify or supersede documents incorporated herein by reference.

Anchor National files its Exchange Act documents and reports, including its annual and quarterly reports on Form 10-K and Form 10-Q, electronically pursuant to EDGAR under CIK No. 0000006342.

Anchor National is subject to the informational requirements of the Securities and Exchange Act of 1934 (as amended). We file reports and other information with the SEC to meet those requirements. You can inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
450 Fifth Street, N.W., Room 1024
Washington, D.C. 20549

CHICAGO, ILLINOIS
500 West Madison Street
Chicago, IL 60661


To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed.


Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the separate account, Anchor National and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

The SEC also maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by Anchor National.

Anchor National will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to Anchor National's Annuity Service Center, as follows:
       Anchor National Life Insurance Company
       Annuity Service Center
       P.O. Box 54299
       Los Angeles, California 90054-0299
       Telephone Number: (800) 445-SUN2

----------------------------------------------------------------
----------------------------------------------------------------
         SECURITIES AND EXCHANGE COMMISSION POSITION ON INDEMNIFICATION
----------------------------------------------------------------
----------------------------------------------------------------

Indemnification for liabilities arising under the Securities Act of 1933 (the "Act") is provided to Anchor National's officers, directors and controlling persons. The SEC has advised that it believes such indemnification is against public policy under the Act and unenforceable. If a claim for indemnification against such liabilities (other than for Anchor National's payment of expenses incurred or paid by its directors, officers or controlling persons in the successful defense of any legal action) is asserted by a director, officer or controlling person of Anchor National in connection with the securities registered under this prospectus, Anchor National will submit to a court with jurisdiction to determine whether the indemnification is against public policy under the Act. Anchor National will be governed by final judgment of the issue. However, if in the opinion of Anchor National's counsel, this issue has been determined by controlling precedent, Anchor National will not submit the issue to a court for determination.

 ------------------------------------------------------------------
 ------------------------------------------------------------------
                         TABLE OF CONTENTS
 ------------------------------------------------------------------
 ------------------------------------------------------------------
 INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE.............     2
 SECURITIES AND EXCHANGE COMMISSION POSITION ON
  INDEMNIFICATION............................................     2
 GLOSSARY....................................................     3
 HIGHLIGHTS..................................................     4
 FEE TABLES..................................................     5
       Owner Transaction Expenses............................     5
       Contract Maintenance Fee..............................     5
       Annual Separate Account Expenses......................     5
       Optional EstatePlus Fee...............................     5
       Portfolio Expenses....................................     5
 EXAMPLES....................................................     7
 THE POLARIS(II) VARIABLE ANNUITY............................    11
 PURCHASING A POLARIS(II) VARIABLE ANNUITY...................    12
       Allocation of Purchase Payments.......................    12
       Principal Rewards Program.............................    12
       Accumulation Units....................................    13
       Free Look.............................................    14
 INVESTMENT OPTIONS..........................................    14
       Variable Portfolios...................................    14
       Anchor Series Trust...................................    14
       SunAmerica Series Trust...............................    14
       Van Kampen Life Investment Trust......................    14
       Fixed Account Options.................................    15
       Market Value Adjustment ("MVA").......................    15
       Transfers During the Accumulation Phase...............    16
       Dollar Cost Averaging.................................    16
       Asset Allocation Rebalancing Program..................    17
       Principal Advantage Program...........................    18
       Voting Rights.........................................    18
       Substitution..........................................    18
 ACCESS TO YOUR MONEY........................................    18
       Systematic Withdrawal Program.........................    19
       Nursing Home Waiver...................................    19
       Minimum Contract Value................................    19
 DEATH BENEFIT...............................................    19
       Option 1 - Purchase Payment Accumulation Option.......    20
       Option 2 - Maximum Anniversary Option.................    20
       EstatePlus............................................    20
       Spousal Continuation..................................    21
 EXPENSES....................................................    22
       Insurance Charges.....................................    22
       Withdrawal Charges....................................    22
       Investment Charges....................................    23
       Contract Maintenance Fee..............................    23
       Transfer Fee..........................................    23
       Optional EstatePlus Fee...............................    23
       Premium Tax...........................................    23
       Income Taxes..........................................    23
       Reduction or Elimination of Charges and Expenses,  and
       Additional Amounts Credited...........................    23
 INCOME OPTIONS..............................................    23
       Annuity Date..........................................    23
       Income Options........................................    24
       Fixed or Variable Income Payments.....................    24
       Income Payments.......................................    24
       Transfers During the Income Phase.....................    25
       Deferment of Payments.................................    25
       The Income Protector Feature..........................    25
 TAXES.......................................................    26
       Annuity Contracts in General..........................    26
       Tax Treatment of Distributions - Non-Qualified
       Contracts.............................................    26
       Tax Treatment of Distributions - Qualified
       Contracts.............................................    26
       Minimum Distributions.................................    26
       Tax Treatment of Death Benefits.......................    27
       Contracts Owned by a Trust or Corporation.............    27
       Gifts, Pledges and/or Assignments of a Non-qualified
       Contract..............................................    27
       Diversification.......................................    27
 PERFORMANCE.................................................    28
 OTHER INFORMATION...........................................    28
       Anchor National.......................................    28
       The Separate Account..................................    28
       The General Account...................................    28
       Distribution of the Contract..........................    28
       Administration........................................    29
       Legal Proceedings.....................................    29
       Ownership.............................................    29
       Custodian.............................................    29
       Independent Accountants...............................    29
       Registration Statement................................    29
 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....
                                                                 30
 APPENDIX A - CONDENSED FINANCIAL INFORMATION................   A-1
 APPENDIX B - PRINCIPAL REWARDS PROGRAM EXAMPLES.............   B-1
 APPENDIX C - MARKET VALUE ADJUSTMENT ("MVA")................   C-1
 APPENDIX D - DEATH BENEFITS FOLLOWING SPOUSAL
  CONTINUATION...............................................   D-1
 APPENDIX E - PREMIUM TAXES..................................   E-1
 APPENDIX F - HYPOTHETICAL EXAMPLE OF THE OPERATION OF THE
  INCOME PROTECTOR FEATURE...................................   F-1
 ------------------------------------------------------------------
 ------------------------------------------------------------------
                              GLOSSARY
 ------------------------------------------------------------------
 ------------------------------------------------------------------
 We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.
 ACCUMULATION PHASE - The period during which you invest money in your contract.
 ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation
 Phase.
 ANNUITANT(S) - The person(s) on whose life (lives) we base income payments.
 ANNUITY DATE - The date on which income payments are to begin, as selected by you.
 ANNUITY UNITS - A measurement we use to calculate the amount of income payments you receive from the variable portion of your contract during the Income Phase.
 BENEFICIARY - The person designated to receive any benefits under the contract if you or the Annuitant dies.
 COMPANY - Anchor National Life Insurance Company, We, Us, the
 insurer which issues this contract.
 INCOME PHASE - The period during which we make income payments to you.
 IRS - The Internal Revenue Service.
 NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account
 ("IRA").
 PAYMENT ENHANCEMENT(S) - The amount(s) allocated to your contract by us under the Principal Rewards Program. Payment Enhancements are calculated as a percentage of your Purchase Payments and are considered earnings.
 PURCHASE PAYMENTS - The money you give us to buy the contract, as well as any additional money you give us to invest in the contract after you own it.
 QUALIFIED (CONTRACT) - A contract purchased with pretax dollars.
 These contracts are generally purchased under a pension plan, specially sponsored program or IRA.
 TRUSTS - Refers to the Anchor Series Trust, the SunAmerica Series
 Trust and the Van Kampen Life Investment Trust collectively.
 VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio has its own investment objective and is invested in the underlying investments of the
 Anchor Series Trust, the SunAmerica Series Trust or the Van Kampen
 Life Investment Trust.


ALL FINANCIAL REPRESENTATIVES OR AGENTS THAT SELL THE CONTRACTS OFFERED BY THIS PROSPECTUS ARE REQUIRED TO DELIVER A PROSPECTUS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Polaris(II) Variable Annuity is a contract between you and Anchor National Life Insurance Company ("Anchor National"). It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase payments may be invested in a variety of variable and fixed account options. You may also elect to participate in the Principal Rewards feature of the contract that can provide you with Payment Enhancements to invest in your contract. If you elect participation in this feature, your contract will be subject to a longer surrender charge schedule. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.

FREE LOOK: If you cancel your contract within 10 days after receiving it (or whatever period is required in your state), we will cancel the contract without charging a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request. This amount may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. If you elected to participate in Principal Rewards, you receive any gain and we bear any loss on any Payment Enhancement(s) if you decide to cancel your contract during the free look period. Please see PURCHASING A POLARIS(II) VARIABLE ANNUITY in the prospectus.

EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $35 contract maintenance fee from your contract, which may be waived for contracts of $50,000 or more. We also deduct insurance charges, which equal 1.52% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios. If you elect optional features available under the contract we may charge additional fees for these features. A separate withdrawal charge schedule applies to each Purchase Payment. The amount of the withdrawal charge declines over time. After a Purchase Payment has been in the contract for seven complete years, or nine complete years if you participate in the Principal Rewards Program, withdrawal charges no longer apply to that portion of the Purchase Payment. Please see the FEE TABLE, PURCHASING A POLARIS(II) VARIABLE ANNUITY and EXPENSES in the prospectus.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. Please see ACCESS TO YOUR MONEY and TAXES in the prospectus.

DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. Please see DEATH BENEFITS in the prospectus.

INCOME OPTIONS: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis or a combination of both. You may also chose from five different income options, including an option for income that you cannot outlive. Please see INCOME OPTIONS in the prospectus.


INQUIRIES: If you have questions about your contract call your financial advisor or contact us at Anchor National Life Insurance Company Annuity Service Center P.O. Box 54299 Los Angeles, California 90054-0299. Telephone Number: (800) 445-SUN2.



 ANCHOR NATIONAL OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY PRODUCTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. EACH PRODUCT MAY OFFER DIFFERENT FEATURES AND
BENEFITS AND CORRESPONDINGLY DIFFERENT FEES AND CHARGES. WE ALSO OFFER PRODUCTS
  THAT DO NOT OFFER THE PRINCIPAL REWARDS PROGRAM. CONTRACTS WITHOUT PRINCIPAL REWARDS PROGRAM HAVE THE SAME MORTALITY AND EXPENSE RISK CHARGES AS THE SAME CONTRACT WITH THE PROGRAM. HOWEVER, CONTRACTS WITHOUT THE PRINCIPAL REWARDS
PROGRAM GENERALLY HAVE A SHORTER SURRENDER CHARGE SCHEDULE WHICH MAY HAVE LOWER
   PERCENTAGES IN CERTAIN YEARS. WHEN WORKING WITH YOUR FINANCIAL ADVISOR TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS YOU SHOULD CONSIDER, AMONG OTHER THINGS WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE
  MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR LONG-TERM RETIREMENT SAVINGS
                                     GOALS.


       PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION
        REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT,
                       AS WELL AS THE RISKS OF INVESTING.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   FEE TABLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE (AS A PERCENTAGE OF EACH PURCHASE PAYMENT)

YEARS:..................   1    2    3    4    5    6    7    8    9   10
Without Principal         7%   6%   5%   4%   3%   2%   1%   0%   0%   0%
  Rewards...............
With Principal            9%   9%   8%   7%   6%   5%   4%   3%   2%   0%
  Rewards...............

TRANSFER FEE..........  No charge for first 15 transfers each contract year; thereafter, fee is $25
                        ($10 in Pennsylvania and Texas) per
                        transfer

  CONTRACT MAINTENANCE FEE*
        $35 ($30 in North Dakota)
    *waived if contract value is $50,000 or more

  ANNUAL SEPARATE ACCOUNT EXPENSES

  (AS A PERCENTAGE OF YOUR DAILY NET ASSET VALUE)

   Mortality and Expense Risk Charge........................  1.37%
   Distribution Expense Charge..............................  0.15%
                                                              -----
     TOTAL SEPARATE ACCOUNT EXPENSES                          1.52%
                                                              =====


  OPTIONAL ESTATEPLUS FEE
 (ESTATEPLUS, AN ENHANCED DEATH BENEFIT FEATURE, IS OPTIONAL AND IF ELECTED, THE FEE IS AN ANNUALIZED CHARGE THAT IS DEDUCTED DAILY.)

  Fee as a percentage of your daily net asset value.........  0.25%

                               PORTFOLIO EXPENSES
                              ANCHOR SERIES TRUST
    (AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE TRUST'S FISCAL YEAR ENDED
                               DECEMBER 31, 2000)

                                                              MANAGEMENT         OTHER        TOTAL ANNUAL
                         PORTFOLIO                                FEE          EXPENSES         EXPENSES
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Capital Appreciation*                                            0.70%           0.05%            0.75%
-----------------------------------------------------------------------------------------------------------
Government and Quality Bond                                      0.59%           0.08%            0.67%
-----------------------------------------------------------------------------------------------------------
Growth                                                           0.66%           0.05%            0.71%
-----------------------------------------------------------------------------------------------------------
Natural Resources                                                0.75%           0.17%            0.92%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

* The expenses noted here are restated to reflect a management fee increase for the portfolio which became effective on August 1, 2000 following approval by the Board of Trustees of the Trust and shareholders. Actual management fees and total annual expenses incurred at fiscal year end 2000 were 0.65% and 0.70%, respectively.

                            SUNAMERICA SERIES TRUST
(AS A PERCENTAGE OF AVERAGE NET ASSETS AFTER REIMBURSEMENT OR WAIVER OF EXPENSES
              FOR THE TRUST'S FISCAL YEAR ENDED JANUARY 31, 2001)

                                                              MANAGEMENT         OTHER        TOTAL ANNUAL
                         PORTFOLIO                                FEE          EXPENSES         EXPENSES
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Aggressive Growth                                                0.66%           0.04%            0.70%
-----------------------------------------------------------------------------------------------------------
Alliance Growth                                                  0.60%           0.04%            0.64%
-----------------------------------------------------------------------------------------------------------
Asset Allocation                                                 0.59%           0.05%            0.64%
-----------------------------------------------------------------------------------------------------------
Blue Chip Growth(1,4)                                            0.70%           0.15%            0.85%
-----------------------------------------------------------------------------------------------------------
Cash Management(5)                                               0.49%           0.03%            0.52%
-----------------------------------------------------------------------------------------------------------
Corporate Bond                                                   0.62%           0.07%            0.69%
-----------------------------------------------------------------------------------------------------------
Davis Venture Value                                              0.71%           0.04%            0.75%
-----------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street                                            0.60%           0.12%            0.72%
-----------------------------------------------------------------------------------------------------------
Emerging Markets(1)                                              1.25%           0.32%            1.57%
-----------------------------------------------------------------------------------------------------------
Federated Value                                                  0.70%           0.06%            0.76%
-----------------------------------------------------------------------------------------------------------
Global Bond(2)                                                   0.69%           0.12%            0.81%
-----------------------------------------------------------------------------------------------------------
Global Equities                                                  0.70%           0.14%            0.84%
-----------------------------------------------------------------------------------------------------------
Goldman Sachs Research(1,3,4)                                    1.20%           0.15%            1.35%
-----------------------------------------------------------------------------------------------------------
Growth-Income                                                    0.53%           0.04%            0.57%
-----------------------------------------------------------------------------------------------------------
Growth Opportunities(1,4)                                        0.75%           0.25%            1.00%
-----------------------------------------------------------------------------------------------------------
High-Yield Bond(2)                                               0.63%           0.08%            0.71%
-----------------------------------------------------------------------------------------------------------
International Diversified Equities                               1.00%           0.21%            1.21%
-----------------------------------------------------------------------------------------------------------
International Growth and Income                                  0.95%           0.23%            1.18%
-----------------------------------------------------------------------------------------------------------
Marsico Growth(1,3,4)                                            0.85%           0.15%            1.00%
-----------------------------------------------------------------------------------------------------------
MFS Growth and Income                                            0.70%           0.06%            0.76%
-----------------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth(1,2)                                          0.75%           0.07%            0.82%
-----------------------------------------------------------------------------------------------------------
MFS Total Return(2)                                              0.66%           0.08%            0.74%
-----------------------------------------------------------------------------------------------------------
Putnam Growth                                                    0.75%           0.04%            0.79%
-----------------------------------------------------------------------------------------------------------
Real Estate                                                      0.80%           0.16%            0.96%
-----------------------------------------------------------------------------------------------------------
SunAmerica Balanced                                              0.59%           0.05%            0.64%
-----------------------------------------------------------------------------------------------------------
Technology(4)                                                    1.20%           0.29%            1.49%
-----------------------------------------------------------------------------------------------------------
Telecom Utility(2,6)                                             0.75%           0.09%            0.84%
-----------------------------------------------------------------------------------------------------------
Worldwide High Income                                            1.00%           0.10%            1.10%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

   (1) For this portfolio, the advisor, SunAmerica Asset Management Corp., has voluntarily agreed to waive fees or expenses, if necessary, to keep operating expenses at or below established maximum amounts. All waivers or reimbursements may be terminated at any time. Only certain portfolios relied on these waivers and/or reimbursements during this fiscal year as follows: Absent fee waivers or reimbursement of expenses by the adviser or custody credits, you would have incurred the following expenses during the last fiscal year; Blue Chip Growth 1.81%, Goldman Sachs Research 1.63%; Growth Opportunities 1.26%; and Marsico Growth 4.73%. Absent recoupment of expenses by the adviser, the Total Annual Expenses during the last fiscal year for the Emerging Markets Portfolio would have been 1.53%. For MFS Mid-Cap Growth Portfolio, the adviser recouped prior year expense reimbursements that were mathematically insignificant, resulting in the expense ratio before and after recoupment remaining at 0.82%.
   (2) Gross of custody credits of 0.01%.
   (3) The ratio reflects an expense cap of 1.35% and 1.00% for Goldman Sachs Research and Marsico Growth, respectively, which is net of custody credits of 0.01% and 0.44% and respectively, or waivers/reimbursements if applicable.
   (4) Annualized.
   (5) Formerly managed by SunAmerica Asset Management Corp.
   (6) Prior to July 5, 2000, the Telecom Utility Portfolio was named Utility Portfolio. The name change will not result in any modifications to the portfolio's principal investment goal or fundamental investment policies.

                        VAN KAMPEN LIFE INVESTMENT TRUST


(AS A PERCENTAGE OF AVERAGE NET ASSETS AFTER REIMBURSEMENT OR WAIVER OF EXPENSES
              FOR THE TRUST'S FISCAL YEAR ENDED DECEMBER 31, 2000)



                                                              MANAGEMENT       SERVICE        OTHER        TOTAL ANNUAL
                         PORTFOLIO                                FEE            FEE        EXPENSES         EXPENSES
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock(1,4)                                     0.00%          0.25%         0.95%            1.20%
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth(2)                                0.70%          0.25%         0.05%            1.00%
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income(3,4)                            0.57%          0.25%         0.18%            1.00%
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------



   (1)Van Kampen Life Investment Trust Comstock Portfolio, Class II Shares.


   (2)Van Kampen Life Investment Trust Emerging Growth Portfolio, Class II
      Shares.


   (3)Van Kampen Life Investment Trust Growth and Income Portfolio, Class II Shares.



   (4)For this portfolio, the advisor, Van Kampen Asset Management Inc., has agreed to waive fees and/or reimburse expenses, if necessary, to keep operating expenses at or below established maximum amounts. Absent these waivers or reimbursements, the expenses were as follows, Van Kampen LIT Comstock 2.38% and Van Kampen LIT Growth and Income 1.03%.

     THE ABOVE PORTFOLIO EXPENSES WERE PROVIDED BY THE TRUSTS. WE HAVE NOT
            INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
        EXAMPLES -- IF YOU PARTICIPATE IN THE PRINCIPAL REWARDS PROGRAM
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
You will pay the following expenses on a $1,000 investment in each Variable Portfolio, assuming a 5% annual return on assets, Portfolio Expenses after waiver, reimbursement or recoupment (assuming the waiver, reimbursement or repayment will continue for the period shown), if applicable and:
        (a) you surrender the contract at the end of the stated time period and no optional features are elected.
        (b) you surrender the contract at the end of the stated time period and you elect the optional EstatePlus benefit.*
        (c) you do not surrender the contract and no optional features are elected.*
        (d) you do not surrender the contract and you elect the optional EstatePlus benefit.

                                                                  1              3              5             10
                         PORTFOLIO                              YEAR           YEARS          YEARS          YEARS
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Capital Appreciation                                           (a) $114       (a) $155       (a) $188       (a) $275
                                                               (b) $117       (b) $163       (b) $201       (b) $300
                                                               (c) $ 24       (c) $ 75       (c) $128       (c) $275
                                                               (d) $ 27       (d) $ 83       (d) $141       (d) $300
--------------------------------------------------------------------------------------------------------------------
Government and Quality Bond                                    (a) $114       (a) $153       (a) $184       (a) $267
                                                               (b) $116       (b) $160       (b) $197       (b) $292
                                                               (c) $ 24       (c) $ 73       (c) $124       (c) $267
                                                               (d) $ 26       (d) $ 80       (d) $137       (d) $292
--------------------------------------------------------------------------------------------------------------------
Growth                                                         (a) $114       (a) $154       (a) $186       (a) $271
                                                               (b) $117       (b) $161       (b) $199       (b) $296
                                                               (c) $ 24       (c) $ 74       (c) $126       (c) $271
                                                               (d) $ 27       (d) $ 81       (d) $139       (d) $296
--------------------------------------------------------------------------------------------------------------------
Natural Resources                                              (a) $116       (a) $160       (a) $197       (a) $292
                                                               (b) $119       (b) $168       (b) $210       (b) $317
                                                               (c) $ 26       (c) $ 80       (c) $137       (c) $292
                                                               (d) $ 29       (d) $ 88       (d) $150       (d) $317
--------------------------------------------------------------------------------------------------------------------
Aggressive Growth                                              (a) $114       (a) $154       (a) $186       (a) $270
                                                               (b) $116       (b) $161       (b) $199       (b) $295
                                                               (c) $ 24       (c) $ 74       (c) $126       (c) $270
                                                               (d) $ 26       (d) $ 81       (d) $139       (d) $295
--------------------------------------------------------------------------------------------------------------------
Alliance Growth                                                (a) $113       (a) $152       (a) $183       (a) $263
                                                               (b) $116       (b) $159       (b) $196       (b) $289
                                                               (c) $ 23       (c) $ 72       (c) $123       (c) $263
                                                               (d) $ 26       (d) $ 79       (d) $136       (d) $289
--------------------------------------------------------------------------------------------------------------------
Asset Allocation                                               (a) $113       (a) $152       (a) $183       (a) $263
                                                               (b) $116       (b) $159       (b) $196       (b) $289
                                                               (c) $ 23       (c) $ 72       (c) $123       (c) $263
                                                               (d) $ 26       (d) $ 79       (d) $136       (d) $289
--------------------------------------------------------------------------------------------------------------------
Blue Chip Growth                                               (a) $115       (a) $158       (a) $194       (a) $285
                                                               (b) $118       (b) $166       (b) $206       (b) $310
                                                               (c) $ 25       (c) $ 78       (c) $134       (c) $285
                                                               (d) $ 28       (d) $ 86       (d) $146       (d) $310
--------------------------------------------------------------------------------------------------------------------
Cash Management                                                (a) $112       (a) $148       (a) $177       (a) $251
                                                               (b) $115       (b) $156       (b) $189       (b) $277
                                                               (c) $ 22       (c) $ 68       (c) $117       (c) $251
                                                               (d) $ 25       (d) $ 76       (d) $129       (d) $277
--------------------------------------------------------------------------------------------------------------------
Corporate Bond                                                 (a) $114       (a) $153       (a) $185       (a) $269
                                                               (b) $116       (b) $161       (b) $198       (b) $294
                                                               (c) $ 24       (c) $ 73       (c) $125       (c) $269
                                                               (d) $ 26       (d) $ 81       (d) $138       (d) $294
--------------------------------------------------------------------------------------------------------------------
Davis Venture Value                                            (a) $114       (a) $155       (a) $188       (a) $275
                                                               (b) $117       (b) $163       (b) $201       (b) $300
                                                               (c) $ 24       (c) $ 75       (c) $128       (c) $275
                                                               (d) $ 27       (d) $ 83       (d) $141       (d) $300
--------------------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street                                          (a) $114       (a) $154       (a) $187       (a) $272
                                                               (b) $117       (b) $162       (b) $200       (b) $297
                                                               (c) $ 24       (c) $ 74       (c) $127       (c) $272
                                                               (d) $ 27       (d) $ 82       (d) $140       (d) $297
--------------------------------------------------------------------------------------------------------------------
Emerging Markets                                               (a) $123       (a) $180       (a) $230       (a) $355
                                                               (b) $125       (b) $187       (b) $242       (b) $378
                                                               (c) $ 33       (c) $100       (c) $170       (c) $355
                                                               (d) $ 35       (d) $107       (d) $182       (d) $378
--------------------------------------------------------------------------------------------------------------------
Federated Value                                                (a) $114       (a) $155       (a) $189       (a) $276
                                                               (b) $117       (b) $163       (b) $202       (b) $301
                                                               (c) $ 24       (c) $ 75       (c) $129       (c) $276
                                                               (d) $ 27       (d) $ 83       (d) $142       (d) $301
--------------------------------------------------------------------------------------------------------------------
Global Bond                                                    (a) $115       (a) $157       (a) $192       (a) $281
                                                               (b) $118       (b) $165       (b) $204       (b) $306
                                                               (c) $ 25       (c) $ 77       (c) $132       (c) $281
                                                               (d) $ 28       (d) $ 85       (d) $144       (d) $306
--------------------------------------------------------------------------------------------------------------------
Global Equities                                                (a) $115       (a) $158       (a) $193       (a) $284
                                                               (b) $118       (b) $165       (b) $206       (b) $309
                                                               (c) $ 25       (c) $ 78       (c) $133       (c) $284
                                                               (d) $ 28       (d) $ 85       (d) $146       (d) $309
--------------------------------------------------------------------------------------------------------------------
* We do not currently charge a surrender charge upon annuitization unless the contract is annuitized using the
Income Protector feature.
 We assess the applicable surrender charge upon annuitization under the Income Protector feature assuming a full surrender of your
 contract.

                                                                  1              3              5             10
                         PORTFOLIO                              YEAR           YEARS          YEARS          YEARS
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Goldman Sachs Research                                         (a) $120       (a) $173       (a) $219       (a) $334
                                                               (b) $123       (b) $181       (b) $231       (b) $368
                                                               (c) $ 30       (c) $ 93       (c) $159       (c) $334
                                                               (d) $ 33       (d) $101       (d) $171       (d) $358
--------------------------------------------------------------------------------------------------------------------
Growth-Income                                                  (a) $113       (a) $149       (a) $179       (a) $256
                                                               (b) $115       (b) $157       (b) $192       (b) $282
                                                               (c) $ 23       (c) $ 69       (c) $119       (c) $256
                                                               (d) $ 25       (d) $ 77       (d) $132       (d) $282
--------------------------------------------------------------------------------------------------------------------
Growth Opportunities                                           (a) $117       (a) $163       (a) $201       (a) $300
                                                               (b) $119       (b) $170       (b) $214       (b) $325
                                                               (c) $ 27       (c) $ 83       (c) $141       (c) $300
                                                               (d) $ 29       (d) $ 90       (d) $154       (d) $325
--------------------------------------------------------------------------------------------------------------------
High-Yield Bond                                                (a) $114       (a) $154       (a) $186       (a) $271
                                                               (b) $117       (b) $161       (b) $199       (b) $296
                                                               (c) $ 24       (c) $ 74       (c) $126       (c) $271
                                                               (d) $ 27       (d) $ 81       (d) $139       (d) $296
--------------------------------------------------------------------------------------------------------------------
International Diversified Equities                             (a) $119       (a) $169       (a) $212       (a) $321
                                                               (b) $122       (b) $177       (b) $224       (b) $345
                                                               (c) $ 29       (c) $ 89       (c) $152       (c) $321
                                                               (d) $ 32       (d) $ 97       (d) $164       (d) $345
--------------------------------------------------------------------------------------------------------------------
International Growth and Income                                (a) $119       (a) $168       (a) $210       (a) $318
                                                               (b) $121       (b) $176       (b) $223       (b) $342
                                                               (c) $ 29       (c) $ 88       (c) $150       (c) $318
                                                               (d) $ 31       (d) $ 96       (d) $163       (d) $342
--------------------------------------------------------------------------------------------------------------------
Marsico Growth                                                 (a) $117       (a) $163       (a) $201       (a) $300
                                                               (b) $119       (b) $170       (b) $214       (b) $325
                                                               (c) $ 27       (c) $ 83       (c) $141       (c) $300
                                                               (d) $ 29       (d) $ 90       (d) $154       (d) $326
--------------------------------------------------------------------------------------------------------------------
MFS Growth and Income                                          (a) $114       (a) $155       (a) $189       (a) $276
                                                               (b) $117       (b) $163       (b) $202       (b) $301
                                                               (c) $ 24       (c) $ 75       (c) $129       (c) $276
                                                               (d) $ 27       (d) $ 83       (d) $142       (d) $301
--------------------------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth                                             (a) $115       (a) $157       (a) $192       (a) $282
                                                               (b) $118       (b) $165       (b) $205       (b) $307
                                                               (c) $ 25       (c) $ 77       (c) $132       (c) $282
                                                               (d) $ 28       (d) $ 85       (d) $145       (d) $307
--------------------------------------------------------------------------------------------------------------------
MFS Total Return                                               (a) $114       (a) $155       (a) $188       (a) $274
                                                               (b) $117       (b) $162       (b) $201       (b) $299
                                                               (c) $ 24       (c) $ 75       (c) $128       (c) $274
                                                               (d) $ 27       (d) $ 82       (d) $141       (d) $299
--------------------------------------------------------------------------------------------------------------------
Putnam Growth                                                  (a) $115       (a) $156       (a) $190       (a) $279
                                                               (b) $117       (b) $164       (b) $203       (b) $304
                                                               (c) $ 25       (c) $ 76       (c) $130       (c) $279
                                                               (d) $ 27       (d) $ 84       (d) $143       (d) $304
--------------------------------------------------------------------------------------------------------------------
Real Estate                                                    (a) $117       (a) $161       (a) $199       (a) $296
                                                               (b) $119       (b) $169       (b) $212       (b) $321
                                                               (c) $ 27       (c) $ 81       (c) $139       (c) $296
                                                               (d) $ 29       (d) $ 89       (d) $152       (d) $321
--------------------------------------------------------------------------------------------------------------------
SunAmerica Balanced                                            (a) $113       (a) $152       (a) $183       (a) $263
                                                               (b) $116       (b) $159       (b) $196       (b) $289
                                                               (c) $ 23       (c) $ 72       (c) $123       (c) $263
                                                               (d) $ 26       (d) $ 79       (d) $136       (d) $289
--------------------------------------------------------------------------------------------------------------------
Technology                                                     (a) $122       (a) $178       (a) $226       (a) $348
                                                               (b) $124       (b) $185       (b) $238       (b) $371
                                                               (c) $ 32       (c) $ 98       (c) $166       (c) $348
                                                               (d) $ 34       (d) $105       (d) $178       (d) $371
--------------------------------------------------------------------------------------------------------------------
Telecom Utility                                                (a) $115       (a) $158       (a) $193       (a) $284
                                                               (b) $118       (b) $165       (b) $206       (b) $309
                                                               (c) $ 25       (c) $ 78       (c) $133       (c) $284
                                                               (d) $ 28       (d) $ 85       (d) $146       (d) $309
--------------------------------------------------------------------------------------------------------------------
Worldwide High Income                                          (a) $118       (a) $166       (a) $206       (a) $310
                                                               (b) $120       (b) $173       (b) $219       (b) $334
                                                               (c) $ 28       (c) $ 86       (c) $146       (c) $310
                                                               (d) $ 30       (d) $ 93       (d) $159       (d) $334
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class II Shares                       (a) $119       (a) $169       (a) $211       (a) $320
                                                               (b) $121       (b) $176       (b) $224       (b) $344
                                                               (c) $ 29       (c) $ 89       (c) $151       (c) $320
                                                               (d) $ 31       (d) $ 96       (d) $164       (d) $344
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth, Class II Shares                (a) $117       (a) $163       (a) $201       (a) $300
                                                               (b) $119       (b) $170       (b) $214       (b) $325
                                                               (c) $ 27       (c) $ 83       (c) $141       (c) $300
                                                               (d) $ 29       (d) $ 90       (d) $154       (d) $325
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II Shares              (a) $117       (a) $163       (a) $201       (a) $300
                                                               (b) $119       (b) $170       (b) $214       (b) $325
                                                               (c) $ 27       (c) $ 83       (c) $141       (c) $300
                                                               (d) $ 29       (d) $ 90       (d) $154       (d) $325
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
     EXAMPLES -- IF YOU DO NOT PARTICIPATE IN THE PRINCIPAL REWARDS PROGRAM
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
You will pay the following expenses on a $1,000 investment in each Variable Portfolio, assuming a 5% annual return on assets, Portfolio Expenses after waiver, reimbursement or recoupment (assuming the waiver, reimbursement or recoupment will continue for the period shown), if applicable and:
        (a) you surrender the contract at the end of the stated time period and no optional features are elected.
        (b) you surrender the contract at the end of the stated period and you elect the optional EstatePlus benefit.
        (c) you do not surrender the contract and no optional features are elected.*
        (d) you do not surrender the contract and you elect the optional EstatePlus benefit.

                         PORTFOLIO                             1 YEAR       3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Capital Appreciation                                           (a) $ 94     (a) $124     (a) $156     (a) $269
                                                               (b) $ 96     (b) $131     (b) $168     (b) $294
                                                               (c) $ 24     (c) $ 74     (c) $126     (c) $269
                                                               (d) $ 26     (d) $ 81     (d) $138     (d) $294
--------------------------------------------------------------------------------------------------------------
Government and Quality Bond                                    (a) $ 93     (a) $121     (a) $152     (a) $261
                                                               (b) $ 96     (b) $129     (b) $164     (b) $286
                                                               (c) $ 23     (c) $ 71     (c) $122     (c) $261
                                                               (d) $ 26     (d) $ 79     (d) $134     (d) $286
--------------------------------------------------------------------------------------------------------------
Growth                                                         (a) $ 93     (a) $122     (a) $154     (a) $265
                                                               (b) $ 96     (b) $130     (b) $166     (b) $290
                                                               (c) $ 23     (c) $ 72     (c) $124     (c) $265
                                                               (d) $ 26     (d) $ 80     (d) $136     (d) $290
--------------------------------------------------------------------------------------------------------------
Natural Resources                                              (a) $ 96     (a) $129     (a) $164     (a) $286
                                                               (b) $ 98     (b) $136     (b) $177     (b) $311
                                                               (c) $ 26     (c) $ 79     (c) $134     (c) $286
                                                               (d) $ 28     (d) $ 86     (d) $147     (d) $311
--------------------------------------------------------------------------------------------------------------
Aggressive Growth                                              (a) $ 93     (a) $122     (a) $153     (a) $264
                                                               (b) $ 96     (b) $130     (b) $166     (b) $289
                                                               (c) $ 23     (c) $ 72     (c) $123     (c) $264
                                                               (d) $ 26     (d) $ 80     (d) $136     (d) $289
--------------------------------------------------------------------------------------------------------------
Alliance Growth                                                (a) $ 93     (a) $120     (a) $150     (a) $258
                                                               (b) $ 95     (b) $128     (b) $163     (b) $283
                                                               (c) $ 23     (c) $ 70     (c) $120     (c) $258
                                                               (d) $ 25     (d) $ 78     (d) $133     (d) $283
--------------------------------------------------------------------------------------------------------------
Asset Allocation                                               (a) $ 93     (a) $120     (a) $150     (a) $258
                                                               (b) $ 95     (b) $128     (b) $163     (b) $283
                                                               (c) $ 23     (c) $ 70     (c) $120     (c) $258
                                                               (d) $ 25     (d) $ 78     (d) $133     (d) $283
--------------------------------------------------------------------------------------------------------------
Blue Chip Growth                                               (a) $ 95     (a) $127     (a) $161     (a) $279
                                                               (b) $ 97     (b) $134     (b) $173     (b) $304
                                                               (c) $ 25     (c) $ 77     (c) $131     (c) $279
                                                               (d) $ 27     (d) $ 84     (d) $143     (d) $304
--------------------------------------------------------------------------------------------------------------
Cash Management                                                (a) $ 92     (a) $117     (a) $144     (a) $246
                                                               (b) $ 94     (b) $124     (b) $157     (b) $271
                                                               (c) $ 22     (c) $ 67     (c) $114     (c) $246
                                                               (d) $ 24     (d) $ 74     (d) $127     (d) $271
--------------------------------------------------------------------------------------------------------------
Corporate Bond                                                 (a) $ 93     (a) $122     (a) $153     (a) $263
                                                               (b) $ 96     (b) $129     (b) $165     (b) $288
                                                               (c) $ 23     (c) $ 72     (c) $123     (c) $263
                                                               (d) $ 26     (d) $ 79     (d) $135     (d) $288
--------------------------------------------------------------------------------------------------------------
Davis Venture Value                                            (a) $ 94     (a) $124     (a) $156     (a) $269
                                                               (b) $ 96     (b) $131     (b) $168     (b) $294
                                                               (c) $ 24     (c) $ 74     (c) $126     (c) $269
                                                               (d) $ 26     (d) $ 81     (d) $138     (d) $294
--------------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street                                          (a) $ 94     (a) $123     (a) $154     (a) $266
                                                               (b) $ 96     (b) $130     (b) $167     (b) $291
                                                               (c) $ 24     (c) $ 73     (c) $124     (c) $266
                                                               (d) $ 26     (d) $ 80     (d) $137     (d) $291
--------------------------------------------------------------------------------------------------------------
Emerging Markets                                               (a) $102     (a) $148     (a) $196     (a) $348
                                                               (b) $105     (b) $155     (b) $208     (b) $371
                                                               (c) $ 32     (c) $ 98     (c) $166     (c) $348
                                                               (d) $ 35     (d) $105     (d) $178     (d) $371
--------------------------------------------------------------------------------------------------------------
Federated Value                                                (a) $ 94     (a) $124     (a) $156     (a) $270
                                                               (b) $ 96     (b) $131     (b) $169     (b) $295
                                                               (c) $ 24     (c) $ 74     (c) $126     (c) $270
                                                               (d) $ 26     (d) $ 81     (d) $139     (d) $295
--------------------------------------------------------------------------------------------------------------
Global Bond                                                    (a) $ 94     (a) $125     (a) $159     (a) $275
                                                               (b) $ 97     (b) $133     (b) $171     (b) $300
                                                               (c) $ 24     (c) $ 75     (c) $129     (c) $275
                                                               (d) $ 27     (d) $ 83     (d) $141     (d) $300
--------------------------------------------------------------------------------------------------------------
Global Equities                                                (a) $ 95     (a) $126     (a) $160     (a) $278
                                                               (b) $ 97     (b) $134     (b) $173     (b) $303
                                                               (c) $ 25     (c) $ 76     (c) $130     (c) $278
                                                               (d) $ 27     (d) $ 84     (d) $143     (d) $303
--------------------------------------------------------------------------------------------------------------
* We do not currently charge a surrender charge upon annuitization unless the contract is annuitized using the
  Income Protector feature. We assess the applicable surrender charge upon annuitization under the Income
  Protector feature assuming a full surrender of your contract.

                         PORTFOLIO                             1 YEAR       3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Goldman Sachs Research                                         (a) $100     (a) $141     (a) $186     (a) $328
                                                               (b) $102     (b) $149     (b) $198     (b) $351
                                                               (c) $ 30     (c) $ 91     (c) $156     (c) $328
                                                               (d) $ 32     (d) $ 99     (d) $168     (d) $351
--------------------------------------------------------------------------------------------------------------
Growth-Income                                                  (a) $ 92     (a) $118     (a) $147     (a) $251
                                                               (b) $ 95     (b) $126     (b) $159     (b) $276
                                                               (c) $ 22     (c) $ 68     (c) $117     (c) $251
                                                               (d) $ 25     (d) $ 76     (d) $129     (d) $276
--------------------------------------------------------------------------------------------------------------
Growth Opportunities                                           (a) $ 96     (a) $131     (a) $168     (a) $294
                                                               (b) $ 99     (b) $139     (b) $181     (b) $318
                                                               (c) $ 26     (c) $ 81     (c) $138     (c) $294
                                                               (d) $ 29     (d) $ 89     (d) $151     (d) $318
--------------------------------------------------------------------------------------------------------------
High-Yield Bond                                                (a) $ 93     (a) $122     (a) $154     (a) $265
                                                               (b) $ 96     (b) $130     (b) $166     (b) $290
                                                               (c) $ 23     (c) $ 72     (c) $124     (c) $265
                                                               (d) $ 26     (d) $ 80     (d) $136     (d) $290
--------------------------------------------------------------------------------------------------------------
International Diversified Equities                             (a) $ 98     (a) $137     (a) $179     (a) $314
                                                               (b) $101     (b) $145     (b) $191     (b) $338
                                                               (c) $ 28     (c) $ 87     (c) $149     (c) $314
                                                               (d) $ 31     (d) $ 95     (d) $161     (d) $338
--------------------------------------------------------------------------------------------------------------
International Growth and Income                                (a) $ 98     (a) $136     (a) $177     (a) $312
                                                               (b) $101     (b) $144     (b) $190     (b) $335
                                                               (c) $ 28     (c) $ 86     (c) $147     (c) $312
                                                               (d) $ 31     (d) $ 94     (d) $160     (d) $335
--------------------------------------------------------------------------------------------------------------
Marsico Growth                                                 (a) $ 96     (a) $131     (a) $168     (a) $294
                                                               (b) $ 99     (b) $139     (b) $181     (b) $318
                                                               (c) $ 26     (c) $ 81     (c) $138     (c) $294
                                                               (d) $ 29     (d) $ 89     (d) $151     (d) $318
--------------------------------------------------------------------------------------------------------------
MFS Growth and Income                                          (a) $ 94     (a) $124     (a) $156     (a) $270
                                                               (b) $ 96     (b) $131     (b) $169     (b) $295
                                                               (c) $ 24     (c) $ 74     (c) $126     (c) $270
                                                               (d) $ 26     (d) $ 81     (d) $139     (d) $295
--------------------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth                                             (a) $ 95     (a) $126     (a) $159     (a) $276
                                                               (b) $ 97     (b) $133     (b) $172     (b) $301
                                                               (c) $ 25     (c) $ 76     (c) $129     (c) $276
                                                               (d) $ 27     (d) $ 83     (d) $142     (d) $301
--------------------------------------------------------------------------------------------------------------
MFS Total Return                                               (a) $ 94     (a) $123     (a) $155     (a) $268
                                                               (b) $ 96     (b) $131     (b) $168     (b) $293
                                                               (c) $ 24     (c) $ 73     (c) $125     (c) $268
                                                               (d) $ 26     (d) $ 81     (d) $138     (d) $293
--------------------------------------------------------------------------------------------------------------
Putnam Growth                                                  (a) $ 94     (a) $125     (a) $158     (a) $273
                                                               (b) $ 97     (b) $132     (b) $170     (b) $298
                                                               (c) $ 24     (c) $ 75     (c) $128     (c) $273
                                                               (d) $ 27     (d) $ 82     (d) $140     (d) $298
--------------------------------------------------------------------------------------------------------------
Real Estate                                                    (a) $ 96     (a) $130     (a) $166     (a) $290
                                                               (b) $ 98     (b) $137     (b) $179     (b) $314
                                                               (c) $ 26     (c) $ 80     (c) $136     (c) $290
                                                               (d) $ 28     (d) $ 87     (d) $149     (d) $314
--------------------------------------------------------------------------------------------------------------
SunAmerica Balanced                                            (a) $ 93     (a) $120     (a) $150     (a) $258
                                                               (b) $ 95     (b) $128     (b) $163     (b) $283
                                                               (c) $ 23     (c) $ 70     (c) $120     (c) $258
                                                               (d) $ 25     (d) $ 78     (d) $133     (d) $283
--------------------------------------------------------------------------------------------------------------
Technology                                                     (a) $101     (a) $146     (a) $192     (a) $341
                                                               (b) $104     (b) $153     (b) $204     (b) $364
                                                               (c) $ 31     (c) $ 96     (c) $162     (c) $341
                                                               (d) $ 34     (d) $103     (d) $174     (d) $364
--------------------------------------------------------------------------------------------------------------
Telecom Utility                                                (a) $ 95     (a) $126     (a) $160     (a) $278
                                                               (b) $ 97     (b) $134     (b) $173     (b) $303
                                                               (c) $ 25     (c) $ 76     (c) $130     (c) $278
                                                               (d) $ 27     (d) $ 84     (d) $143     (d) $303
--------------------------------------------------------------------------------------------------------------
Worldwide High Income                                          (a) $ 97     (a) $134     (a) $173     (a) $304
                                                               (b) $100     (b) $141     (b) $186     (b) $328
                                                               (c) $ 27     (c) $ 84     (c) $143     (c) $304
                                                               (d) $ 30     (d) $ 91     (d) $156     (d) $328
--------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class II Shares                       (a) $ 98     (a) $137     (a) $178     (a) $314
                                                               (b) $101     (b) $144     (b) $190     (b) $337
                                                               (c) $ 28     (c) $ 87     (c) $148     (c) $314
                                                               (d) $ 31     (d) $ 94     (d) $160     (d) $337
--------------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth, Class II Shares                (a) $ 96     (a) $131     (a) $168     (a) $294
                                                               (b) $ 99     (b) $139     (b) $181     (b) $318
                                                               (c) $ 26     (c) $ 81     (c) $138     (c) $294
                                                               (d) $ 29     (d) $ 89     (d) $151     (d) $318
--------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II Shares              (a) $ 96     (a) $131     (a) $168     (a) $294
                                                               (b) $ 99     (b) $139     (b) $181     (b) $318
                                                               (c) $ 26     (c) $ 81     (c) $138     (c) $294
                                                               (d) $ 29     (d) $ 89     (d) $151     (d) $318
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

EXPLANATION OF FEE TABLES AND EXAMPLES

1. The purpose of the Fee Tables is to show you the various expenses you would incur directly and indirectly by investing in the contract. The tables represent both fees at the separate account (contract level) as well as portfolio company investment management expenses. Additional information on the portfolio company fees can be found in the Trust prospectuses located behind this prospectus.

2. For certain Variable Portfolios, the adviser, SunAmerica Asset Management Corp., has voluntarily agreed to waive fees or reimburse certain expenses, if necessary, to keep annual operating expenses at or below the lesser of the maximum allowed by any applicable state expense limitations or the following percentages of each Variable Portfolio's average net assets: Blue Chip Growth 0.85%; Emerging Markets 1.90% (recouping prior expense reimbursements); Goldman Sachs Research 1.35%; Growth Opportunities 1.00%; Marsico Growth 1.00%; MFS Mid-Cap Growth 1.15% (recouping prior expense reimbursements); Technology 1.55%. The adviser also may voluntarily waive or reimburse additional amounts to increase a Variable Portfolio's investment return. All waivers and/or reimbursements may be terminated at any time. Furthermore, the adviser may recoup any waivers or reimbursements within two years after such waivers or reimbursements are granted, provided that the Variable Portfolio is able to make such payment and remain in compliance with the foregoing expense limitations.


3. In addition to the stated assumptions, the Examples also assume that an insurance charge of 1.52% and no transfer fees were imposed. In calculating the examples, we convert the contract maintenance fee of $35 to a percentage using an assumed contract value of $40,000. Although premium taxes may apply in certain states, they are not reflected in the Examples.


4. Examples reflecting participation in the Principal Rewards program reflect the Principal Rewards surrender charge schedule, and a 2% upfront payment enhancement.

5. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

THE HISTORICAL ACCUMULATION UNIT VALUES ARE CONTAINED IN APPENDIX A -- CONDENSED
                             FINANCIAL INFORMATION.

----------------------------------------------------------------
----------------------------------------------------------------
                        THE POLARIS(II) VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

An annuity is a contract between you and an insurance company. You are the owner of the contract. The contract provides three main benefits:

     - Tax Deferral: This means that you do not pay taxes on your earnings from the annuity until you withdraw them.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: If elected, you receive a stream of income for your lifetime, or another available period you select.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits which may be valuable to you. You should fully discuss this decision with your financial representative.

This annuity was developed to help you contribute to your retirement savings. This annuity works in two stages, the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make payments into the contract. The Income Phase begins when you request us to start making income payments to you out of the money accumulated in your contract.


The contract is called a "variable" annuity because it allows you to invest in variable portfolios which, like mutual funds, have different investment objectives and performance which varies. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest. This contract currently offers 35 Variable Portfolios.


The contract also offers several fixed account options for varying time periods. Fixed account options earn interest at a rate set and guaranteed by Anchor National. If you allocate money to the fixed account options, the amount of money that accumulates in the contract depends on the total interest credited to the particular fixed account option(s) in which you invest.

For more information on investment options available under this contract SEE INVESTMENT OPTIONS ON PAGE 13.

This annuity is designed to assist in contributing to retirement savings of investors whose personal circumstances allow for a long-term investment time horizon. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on the taxable portion of any withdrawal made prior to your reaching age 59 1/2. Additionally, this contract provides that you will be charged a withdrawal charge on each Purchase Payment withdrawn if that Purchase Payment has not been invested in this contract for at least 7 years, or 9 years if you elect to participate in the Principal Rewards Program. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

Anchor National Life Insurance Company (Anchor National, The Company, Us, We) issues the PolarisII Variable Annuity. When you purchase a PolarisII Variable Annuity, a contract exists between you and Anchor National. The Company is a stock life insurance company organized under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. Anchor National is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

----------------------------------------------------------------
----------------------------------------------------------------
                   PURCHASING A POLARIS(II) VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The following chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-qualified for tax purposes. FOR FURTHER EXPLANATION, SEE TAXES ON PAGE 24.

-----------------------------------------------------------
                                              Minimum
                       Minimum Initial       Subsequent
                       Purchase Payment   Purchase Payment
-----------------------------------------------------------
      Qualified             $2,000              $250
-----------------------------------------------------------
    Non-Qualified           $5,000              $500
-----------------------------------------------------------

Prior Company approval is required to accept Purchase Payments greater than $1,500,000 (or greater than $1,330,000 if EstatePlus is elected). The Company reserves the right to refuse any Purchase Payment including one which would cause total Purchase Payments to exceed $1,500,000 (or $1,330,000 if EstatePlus is elected) at the time of the Purchase Payment. Also, the optional automatic payment plan allows you to make subsequent Purchase Payments of as little as $20.

In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. In addition, we may not issue a contract to anyone age 91 or older. You may not elect to participate in the Principal Rewards Program or elect the EstatePlus benefit if you are age 81 or older at the time of contract issue.

We allow spouses to jointly own this contract. However, the age of the older spouse is used to determine the availability of any age driven benefits. The addition of a joint owner after the contract has been issued is contingent upon prior review and approval by the Company.

ALLOCATION OF PURCHASE PAYMENTS

We invest your Purchase Payments in the fixed and variable investment options according to your instructions. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your last allocation instructions. SEE INVESTMENT OPTIONS ON PAGE 13.
In order to issue your contract, we must receive your completed application, Purchase Payment allocation instructions and any other required paperwork at our principal place of business. We allocate your initial Purchase Payment within two days of receiving it. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days we will send your money back to you, or ask your permission to keep your money until we get the information necessary to issue the contract.

PRINCIPAL REWARDS PROGRAM

If you elect to participate in the Principal Rewards program at contract issue, we contribute an Upfront Payment Enhancement and, if applicable, a Deferred Payment Enhancement to your contract in conjunction with each Purchase Payment you invest during the life of your contract. If you elect to participate in this program, all Purchase Payments are subject to a nine year withdrawal charge schedule. SEE WITHDRAWAL CHARGES ON PAGE 21. These withdrawal charges may offset the value of any bonus, if you make an early withdrawal. SEE EXPENSES ON PAGE
20. You may not elect to participate in this program if you are age 81 or older at the time of contract issue. Amounts we contribute to your contract under this program are considered earnings and are allocated to your contract as described below.

Purchase Payments may not be invested in the 6-month or the 1-year Dollar Cost Averaging (DCA) fixed accounts if you participate in the Principal Rewards Program. However, you may use the 1-year fixed account option as a DCA source account.

There may be scenarios in which due to negative market conditions and your inability to remain invested over the long-term, a contract with the Principal Rewards program may not perform as well as the contract without the feature.

Enhancement Levels

The Upfront Payment Enhancement Rate, Deferred Payment Enhancement Rate and Deferred Payment Enhancement Date may be determined based on stated Enhancement Levels. Each Enhancement Level is a range of dollar amounts which may correspond to different enhancement rates and dates. Enhancement Levels may change from time to time, at our sole discretion. The Enhancement Level applicable to your initial Purchase Payment is determined by the amount of that initial Purchase Payment. With respect to any subsequent Purchase Payments we determine your Enhancement Level by adding your contract value on the date we receive each subsequent Purchase Payment plus the amount of the subsequent Purchase Payment.

Upfront Payment Enhancement

An Upfront Payment Enhancement is an amount we add to your contract on the day we receive a Purchase Payment. We calculate an Upfront Payment Enhancement amount as a percentage (the "Upfront Payment Enhancement Rate") of each Purchase Payment. The Upfront Payment Enhancement Rate will always be at least 2%. We periodically review and establish the Upfront Payment Enhancement Rate, which may increase or decrease at any time, but will never be less than 2%. The applicable Upfront Payment Enhancement Rate is that which is in effect for any applicable Enhancement Level, when we receive each Purchase Payment under your contract. The Upfront Payment Enhancement amounts are allocated among the fixed and variable investment options according to the current allocation instructions in effect when we receive each Purchase Payment.

Deferred Payment Enhancement

A Deferred Payment Enhancement is an amount we may add to your contract on a stated future date (the "Deferred Payment Enhancement Date") as a percentage of Purchase Payments received. We refer to this percentage amount as the Deferred Payment Enhancement Rate. We periodically review and establish the Deferred Payment Enhancement Rates and Deferred Payment Enhancement Dates. The Deferred Payment Enhancement Rate being offered may increase, decrease or be eliminated by us, at any time. The Deferred Payment Enhancement Date, if applicable, may change at any time. The applicable Deferred Payment Enhancement Date and Deferred Payment Enhancement Rate are those which may be in effect for any applicable Enhancement Level, when we receive each Purchase Payment under your contract. Any applicable Deferred Payment Enhancement, when credited, is allocated to the Cash Management Variable Portfolio.

If you withdraw any portion of a Purchase Payment, to which a Deferred Payment Enhancement applies, prior to the Deferred Payment Enhancement Date, we reduce the amount of the corresponding Deferred Payment Enhancement in the same proportion that your withdrawal (and any fees and charges associated with such withdrawals) reduces that Purchase Payment. For purposes of the Deferred Payment Enhancement, withdrawals are assumed to be taken from earnings first, then from Purchase Payments, on a first-in-first-out basis.

APPENDIX B shows how we calculate any applicable Deferred Payment Enhancement amount.

We will not allocate any applicable Deferred Payment Enhancement to your contract if any of the following circumstances occurs prior to the Deferred Payment Enhancement Date:

     - You surrender your contract;

     - A death benefit is paid on your contract;

     - You switch to the Income Phase of your contract; or

     - You fully withdraw the corresponding Purchase Payment.

If Principal Rewards is elected and a Spousal Continuation of the contract occurs, Deferred Payment Enhancements will be allocated as they would have been under the original contract.
See your financial representative for information on the current Enhancement Levels and Payment Enhancement rates.

90 Day Window

Contracts issued with the Principal Rewards feature after April 3, 2000, may be eligible for a "Look-Back Adjustment." As of the 90th day after your contract was issued, we will total your Purchase Payments made over those 90 days, without considering any investment gain or loss in contract value on those Purchase Payments. If your total Purchase Payments bring you to an Enhancement Level which, as of the date we issued your contract, would have provided for a higher Upfront and/or Deferred Payment Enhancement Rate on each Purchase Payment, you will get the benefit of the Enhancement Rate(s) that were applicable to that higher Enhancement Level at the time your contract was issued. We will add any applicable Upfront Look Back Adjustment to your contract on the 90th day following the date of contract issue. We will send you a confirmation indicating any applicable Upfront and/or Deferred Look Back Adjustment, on or about the 90th day following the date of contract issuance. We will allocate any applicable Upfront Look Back Adjustment according to your then-current allocation instructions on file for subsequent Purchase Payments at the time we make the contribution and if applicable, to the Cash Management Portfolio, for a Deferred Look Back Adjustment.

APPENDIX B provides an example of the 90 Day Window Provision.

The Principal Rewards Program may not be available in your state or through the broker-dealer with which your financial advisor is affiliated. Please check with your financial advisor regarding the availability of this program.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE PRINCIPAL REWARDS PROGRAM (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the separate account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before 1 p.m. Pacific Standard Time, or on the next business day's unit value if we receive your money after 1 p.m. Pacific Standard Time. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the New York Stock Exchange ("NYSE") is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable contract charges; and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment and Payment Enhancement, if applicable, by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE (CONTRACTS WITHOUT PRINCIPAL REWARDS):

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to the Global Bond Portfolio. We determine that the value of an Accumulation Unit for the Global Bond Portfolio is $11.10 when the NYSE closes on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2252.2523 Accumulation Units for the Global Bond Portfolio.

     EXAMPLE (CONTRACTS WITH PRINCIPAL REWARDS):

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to the Global Bond Portfolio. If the Upfront Payment Enhancement is 2.00% of your Purchase Payment, we would add an Upfront Payment Enhancement of $500 to your contract. We determine that the value of an Accumulation Unit for the Global Bond Portfolio is $11.10 when the NYSE closes on Wednesday. We then divide $25,500 by $11.10 and credit your contract on Wednesday with 2,297.2973 Accumulation Units for the Global Bond Portfolio.

Performance of the Variable Portfolios and expenses under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

FREE LOOK

You may cancel your contract within ten days after receiving it (or longer if required by state law). We call this a "free look." To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.

If you decide to cancel your contract during the free look period, we will refund to you the value of your contract on the day we receive your request minus the Free Look Payment Enhancement Deduction, if applicable. The Free Look Payment Enhancement Deduction is equal to the lesser of (1) the value of any Payment Enhancement(s) on the day we receive your free look request; or (2) the Payment Enhancement amount(s), if any, which we allocated to your contract. Thus, you receive any gain and we bear any loss on any Payment Enhancement(s) if you decide to cancel your contract during the free look period.

Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. With respect to those contracts, we reserve the right to put your money in the Cash Management Portfolio during the free look period and will allocate your money according to your instructions at the end of the applicable free look period. Currently, we do not put your money in the Cash Management Portfolio during the free look period unless you allocate your money to it. If your contract was issued in a state requiring return of Purchase Payments or as an IRA and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract minus the Free Look Payment Enhancement Deduction, if applicable. At the end of the free look period, we allocate your money according to your instructions.

----------------------------------------------------------------
----------------------------------------------------------------
                               INVESTMENT OPTIONS
----------------------------------------------------------------
----------------------------------------------------------------

VARIABLE PORTFOLIOS


The contract currently offers 35 Variable Portfolios. These Variable Portfolios invest in shares of the Anchor Series Trust, the SunAmerica Series Trust and the Van Kampen Life Investment Trust, (the "Trusts"). Additional Variable Portfolios may be available in the future. The Variable Portfolios operate similar to a mutual fund but are only available through the purchase of certain insurance contracts.


SunAmerica Asset Management Corp., an indirect wholly owned subsidiary of AIG, is the investment adviser to the Trusts. The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by Anchor National, and other affiliated/unaffiliated insurance companies. Neither Anchor National nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The adviser monitors the Trusts for potential conflicts.

The Variable Portfolios along with their respective subadvisers are listed below:

     ANCHOR SERIES TRUST

Wellington Management Company, LLP serves as subadviser to the Anchor Series Trust Portfolios. Anchor Series Trust ("AST") has investment portfolios in addition to those listed below which are not available for investment under the contract.

     SUNAMERICA SERIES TRUST

Various subadvisers provide investment advice for the SunAmerica Series Trust Portfolios. SunAmerica Series Trust ("SST") has investment portfolios in addition to those listed below which are not available for investment under the contract.


     VAN KAMPEN LIFE INVESTMENT TRUST



Van Kampen Asset Management Inc. provides investment advice for the Van Kampen Life Investment Trust ("VKT") portfolios. Van Kampen Life Investment Trust has investment portfolios in addition to those listed here which are not available for investment under the contract.


STOCKS:
  MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
     - Alliance Growth Portfolio                                             SST
     - Global Equities Portfolio                                             SST
     - Growth-Income Portfolio                                               SST
  MANAGED BY DAVIS SELECTED ADVISERS L.P.
     - Davis Venture Value Portfolio                                         SST
     - Real Estate Portfolio                                                 SST
  MANAGED BY FEDERATED INVESTORS L.P.
     - Federated Value Portfolio                                             SST
     - Telecom Utility Portfolio                                             SST
  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT
     - Goldman Sachs Research Portfolio                                      SST

  MANAGED BY MARSICO CAPITAL MANAGEMENT, LLC
     - Marsico Growth Portfolio                                              SST
  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
     - MFS Growth & Income Portfolio                                         SST
     - MFS Mid-Cap Growth Portfolio                                          SST
  MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC.
     - International Diversified Equities Portfolio                          SST
     - Technology Portfolio                                                  SST
  MANAGED BY PUTNAM INVESTMENT MANAGEMENT INC.
     - Emerging Markets Portfolio                                            SST
     - International Growth & Income Portfolio                               SST
     - Putnam Growth Portfolio                                               SST
  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
     - Aggressive Growth Portfolio                                           SST
     - Blue Chip Growth Portfolio                                            SST
     - "Dogs" of Wall Street Portfolio                                       SST
     - Growth Opportunities Portfolio                                        SST

  MANAGED BY VAN KAMPEN ASSET MANAGEMENT INC.


     - Van Kampen LIT Comstock Portfolio,
       Class II Shares                                                       VKT


     - Van Kampen LIT Emerging Growth Portfolio, Class II Shares             VKT


     - Van Kampen LIT Growth and Income Portfolio, Class II Shares           VKT

  MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
     - Capital Appreciation Portfolio                                        AST
     - Growth Portfolio                                                      AST
     - Natural Resources Portfolio                                           AST


BALANCED:


  MANAGED BY WM ADVISORS, INC.

     - Asset Allocation Portfolio                                            SST
  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
     - MFS Total Return Portfolio                                            SST
  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
     - SunAmerica Balanced Portfolio                                         SST


BONDS:

  MANAGED BY FEDERATED INVESTORS L.P.
     - Corporate Bond Portfolio                                              SST
  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INT'L.
     - Global Bond Portfolio                                                 SST
  MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC.
     - Worldwide High Income Portfolio                                       SST
  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
     - High-Yield Bond Portfolio                                             SST
  MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
     - Government & Quality Bond Portfolio                                   AST

CASH:
  MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, LLC
     - Cash Management Portfolio                                             SST

YOU SHOULD READ THE ATTACHED PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE VARIABLE PORTFOLIOS, INCLUDING EACH VARIABLE PORTFOLIO'S INVESTMENT OBJECTIVE AND RISK FACTORS.

FIXED ACCOUNT OPTIONS

The contract also offers seven fixed account options. Anchor National will guarantee the interest rate earned on money you allocate to any of these fixed account options. We currently offer fixed account options for periods of one, three, five, seven and ten years, which we call guarantee periods. If you do not elect to participate in the Principal Rewards Program, you also have the option of allocating your money to the 6-month DCA fixed account and/or the 1-year DCA fixed account (the "DCA fixed accounts") which are available in conjunction with the Dollar Cost Averaging Program. The 6-month and 1-year DCA fixed account options are not available to you if you elect to participate in the Principal Rewards Program. Please see the section on DOLLAR COST AVERAGING ON PAGE 15 for additional information about, including limitations on, and the availability and operation of the DCA fixed accounts. The DCA fixed accounts are only available for new Purchase Payments. Policyholders in Pennsylvania who elect the Principal Rewards Program cannot use the multi-year MVA fixed accounts.

Each guarantee period may offer a different interest rate but will never be less than an annual effective rate of 3%. Once established the rates for specified payments do not change during the guarantee period. The guarantee period is that period for which we credit the applicable rate (one, three, five, seven or ten years).

There are three scenarios in which you may put money into the fixed account options other than the DCA fixed accounts options. In each scenario your money may be credited a different rate of interest as follows:

     - Initial Rate: Rate credited to amounts allocated to the fixed account when you purchase your contract.

     - Current Rate: Rate credited to subsequent amounts allocated to the fixed account.

     - Renewal Rate: Rate credited to money transferred from a fixed account or a Variable Portfolio into a fixed account and to money remaining in a fixed account after expiration of a guarantee period.

Each of these rates may differ from one another. Once declared, the applicable rate is guaranteed until the corresponding guarantee period expires.

When a guarantee period ends, you may leave your money in the same fixed investment option. You may also reallocate your money to another fixed investment option (other than the DCA fixed accounts) or to the Variable Portfolios. If you want to reallocate your money to a different fixed account option or a Variable Portfolio, you must contact us within 30 days after the end of the current interest guarantee period and instruct us how to reallocate the money. We do not contact you. If we do not hear from you, your money will remain in the same fixed account option, where it will earn interest at the renewal rate then in effect for the fixed account option.

The DCA fixed accounts also credit a fixed rate of interest. Interest is credited to amounts allocated to the 6-month or 1-year DCA fixed account while your investment is systematically transferred to the Variable Portfolios. The rates applicable to the DCA fixed accounts may differ from each other and/or the other fixed account options but will never be less than an annual effective rate of 3%. See DOLLAR COST AVERAGING ON PAGE 15 for more information.

MARKET VALUE ADJUSTMENT ("MVA")


NOTE: MARKET VALUE ADJUSTMENTS APPLY TO THE 3, 5, 7 AND 10-YEAR FIXED ACCOUNT OPTIONS ONLY. THESE OPTIONS ARE NOT AVAILABLE IN ALL STATES. PLEASE CONTACT YOUR FINANCIAL REPRESENTATIVE FOR MORE INFORMATION.



If you take money out of the multi-year fixed account options before the end of the guarantee period, we make a market value adjustment to your contract. We refer to the adjustment as a market value adjustment (the "MVA"). The MVA reflects any difference in the interest rate environment between the time you place your money in the fixed account option and the time when you withdraw or transfer that money. This adjustment can increase or decrease your contract value. You have 30 days after the end of each guarantee period to reallocate your funds without incurring any MVA.


We calculate the MVA by doing a comparison between current rates and the rate being credited to you in the fixed account option. For the current rate we use a rate being offered by us for a guarantee period that is equal to the time remaining in the guarantee period from which you seek withdrawal. If we are not currently offering a guarantee period for that period of time, we determine an applicable rate by using a formula to arrive at a number between the interest rates currently offered for the two closest periods available.

Generally, if interest rates drop between the time you put your money into the fixed account options and the time you take it out, we credit a positive adjustment to your contract. Conversely, if interest rates increase during the same period, we post a negative adjustment to your contract.

Where the MVA is negative, we first deduct the adjustment from any money remaining in the fixed account option. If there is not enough money in the fixed account option to meet the negative deduction, we deduct the remainder from your withdrawal. Where the MVA is positive, we add the adjustment to your withdrawal amount.

The multi-year MVA fixed accounts are not available to Maryland and Washington state policyholders.

Anchor National does not assess a MVA against withdrawals under the following circumstances:


     - If a withdrawal is made within 30 days after the end of a guarantee period;


     - If a withdrawal is made to pay contract fees and charges;

     - To pay a death benefit; and
     - Upon annuitization, if occurring on the latest Annuity Date.

APPENDIX C shows how we calculate the MVA.

TRANSFERS DURING THE ACCUMULATION PHASE

During the Accumulation Phase you may transfer funds between the Variable Portfolios and/or the fixed account options. Funds already in your contract cannot be transferred into the DCA fixed accounts. You must transfer at least $100. If less than $100 will remain in any Variable Portfolio after a transfer, that amount must be transferred as well.

You may request transfers of your account value between the Variable Portfolios and/or the fixed account options in writing or by telephone. Additionally, you may access your account and request transfers between Variable Portfolios and/or the fixed account options through SunAmerica's website (http://www.sunamerica.com). We currently allow 15 free transfers per contract per year. We charge $25 ($10 in Pennsylvania and Texas) for each additional transfer in any contract year. Transfers resulting from your participation in the DCA program count against your 15 free transfers per contract year. However, transfers resulting from your participation in the automatic asset rebalancing program do not count against your 15 free transfers.

We accept transfer requests by telephone unless you tell us not to on your contract application. Additionally, you may request transfers over the internet unless you indicate you do not wish your account to be traded over the internet. When receiving instructions over the telephone or the internet, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

We may limit the number of transfers in any contract year or refuse any transfer request for you or others invested in the contract if we believe that excessive trading or a specific transfer request or group transfer requests may have a detrimental effect on unit values or the share prices of the underlying Variable Portfolios.

Where permitted by law, we may accept your authorization for a third party to make transfers for you subject to our rules. We reserve the right to suspend or cancel such acceptance at any time and will notify you accordingly. Additionally, we may restrict the investment options available for transfers during any period in which such third party acts for you. We notify such third party beforehand regarding any restrictions. However, we will not enforce these restrictions if we are satisfied that:

     - such third party has been appointed by a court of competent jurisdiction to act on your behalf; or
     - such third party is a trustee/fiduciary, for you or appointed by you, to act on your behalf for all your financial affairs.

We may provide administrative or other support services to independent third parties you authorize to make transfers on your behalf. We do not currently charge you extra for providing these support services. This includes, but is not limited to, transfers between investment options in accordance with market timing strategies. Such independent third parties may or may not be appointed with us for the sale of annuities. HOWEVER, WE DO NOT ENGAGE ANY THIRD PARTIES TO OFFER INVESTMENT ALLOCATION SERVICES OF ANY TYPE. WE TAKE NO RESPONSIBILITY FOR THE INVESTMENT ALLOCATION AND TRANSFERS TRANSACTED ON YOUR BEHALF BY SUCH THIRD PARTIES OR FOR ANY INVESTMENT ALLOCATION RECOMMENDATIONS MADE BY SUCH PARTIES.

For information regarding transfers during the Income Phase, SEE INCOME OPTIONS ON PAGE 22.

We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

DOLLAR COST AVERAGING

The Dollar Cost Averaging ("DCA") program allows you to invest gradually in the Variable Portfolios. Under the program you systematically transfer a set dollar amount or percentage of portfolio value from one Variable Portfolio or the 1-year fixed account option (source accounts) to any other Variable Portfolio. Transfers may be monthly or quarterly and count against your 15 free transfers per contract year. You may change the frequency at any time by notifying us in writing. The minimum transfer amount under the DCA program is $100, regardless of the source account. Fixed account options are not available as target accounts for the DCA program.


We also offer the 6-month and 1-year DCA fixed accounts exclusively to facilitate this program. If you elected to participate in the Principal Rewards Program, the 6-month and 1-year DCA fixed accounts are not available under your contract. The DCA fixed accounts only accept new Purchase Payments. You cannot transfer money already in your contract into these options. If you allocate new Purchase Payments into a DCA fixed account, we transfer all your money allocated to that account into the Variable Portfolios over the selected 6-month or 1-year period. You cannot change the option or the frequency of transfers once selected.

If allocated to the 6-month DCA fixed account, we transfer your money over a maximum of 6 monthly transfers. We base the actual number of transfers on the total amount allocated to the account. For example, if you allocate $500 to the 6-month DCA fixed account, we transfer your money over a period of five months, so that each payment complies with the $100 per transfer minimum.

We determine the amount of the transfers from the 1-year DCA fixed account based on

     - the total amount of money allocated to the account, and

     - the frequency of transfers selected.

For example, let's say you allocate $1,000 to the 1-year DCA fixed account. You select monthly transfers. We completely transfer all of your money to the selected investment options over a period of ten months.

You may terminate your DCA program at any time. If money remains in the DCA fixed accounts, we transfer the remaining money to the 1-year fixed account option, unless we receive different instructions from you. Transfers resulting from a termination of this program do not count towards your 15 free transfers.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, we cannot ensure that you will make a profit. When you elect the DCA program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to gradually move $750 each quarter from the Cash Management Portfolio to the Aggressive Growth Portfolio over six quarters. You set up dollar cost averaging and purchase Accumulation Units at the following values:

---------------------------------------------
                 ACCUMULATION       UNITS
   QUARTER           UNIT         PURCHASED
---------------------------------------------
      1             $ 7.50           100
      2             $ 5.00           150
      3             $10.00            75
      4             $ 7.50           100
      5             $ 5.00           150
      6             $ 7.50           100
---------------------------------------------

     You paid an average price of only $6.67 per Accumulation Unit over six quarters, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

ASSET ALLOCATION REBALANCING PROGRAM

Earnings in your contract may cause the percentage of your investment in each investment option to differ from your original allocations. The Automatic Asset Rebalancing Program addresses this situation. At your election, we periodically rebalance your investments in the Variable Portfolios to return your allocations to their original percentages. Asset rebalancing typically involves shifting a portion of your money out of an investment option with a higher return into an investment option with a lower return.

At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers made as a result of rebalancing do not count against your 15 free transfers for the contract year.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in the Corporate Bond Portfolio and 50% in the Growth Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the Corporate Bond Portfolio now represents 60% of your holdings because it has increased in value and the Growth Portfolio represents 40% of your holdings. If you had chosen quarterly rebalancing, on the last day of that quarter, we would sell some of your units in the Corporate Bond Portfolio to bring its holdings back to 50% and use the money to buy more units in the Growth Portfolio to increase those holdings to 50%.

PRINCIPAL ADVANTAGE PROGRAM

The Principal Advantage Program allows you to invest in one or more Variable Portfolios without putting your principal at direct risk. The program accomplishes this by allocating your investment strategically between the fixed account options and Variable Portfolios. You decide how much you want to invest and approximately when you want a return of principal. We calculate how much of your Purchase Payment to allocate to the particular fixed account option to ensure that it grows to an amount equal to your total principal invested under this program. We invest the rest of your principal in the Variable Portfolio(s) of your choice.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to the fixed account option. You want the amount allocated to the fixed account option to grow to $100,000 in 7 years. If the 7-year fixed account option is offering a 5% interest rate, we will allocate $71,069 to the 7-year fixed account option to ensure that this amount will grow to $100,000 at the end of the 7-year period. The remaining $28,931 may be allocated among the Variable Portfolios, as determined by you, to provide opportunity for greater growth.

VOTING RIGHTS

Anchor National is the legal owner of the Trusts' shares. However, when a Variable Portfolio solicits proxies in conjunction with a vote of shareholders, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

SUBSTITUTION

If underlying Trust portfolios become unavailable for investment, we may be required to substitute shares of another underlying Trust portfolio. We will seek prior approval of the SEC and give you notice before substituting shares.
----------------------------------------------------------------
----------------------------------------------------------------
                              ACCESS TO YOUR MONEY
----------------------------------------------------------------
----------------------------------------------------------------

You can access money in your contract in two ways:

     - by making a partial or total withdrawal; and/or
     - by receiving income payments during the Income Phase. SEE INCOME OPTIONS ON PAGE 22.

Generally, we deduct a withdrawal charge applicable to any total or partial withdrawal and a MVA if a partial withdrawal comes from the 3, 5, 7 or 10 year fixed account options. If you withdraw your entire contract value, we also deduct premium taxes and a contract maintenance fee. SEE EXPENSES ON PAGE 20.

Your contract provides for a free withdrawal amount each year. A free withdrawal amount is the portion of your account that we allow you to take out each year without being charged a surrender penalty. However, upon a future full surrender of your contract in which there are Purchase Payments still subject to a withdrawal charge we will recoup any withdrawal charges which would have been due if your prior free withdrawal had not been free (except in the State of Washington for contracts with Principal Rewards). Additionally, if you participate in the Principal Rewards Program you will not receive your Deferred Payment Enhancement if you fully withdraw a Purchase Payment or your contract value prior to the corresponding Deferred Payment Enhancement Date. SEE PRINCIPAL REWARDS PROGRAM ON PAGE 11.

Purchase payments, above and beyond the amount of your free withdrawal amount, that are withdrawn prior to the end of the seventh or ninth year if you elect to participate in the Principal Rewards Program will result in your paying a penalty in the form of a surrender charge. The amount of the charge and how it applies are discussed more fully below. SEE EXPENSES ON PAGE 20. You should consider, before purchasing this contract, the effect this charge will have on your investment if you need to withdraw more money than the free withdrawal amount. You should fully discuss this decision with your financial representative.

To determine your free withdrawal amount and your withdrawal charge, we refer to two special terms. These are penalty free earnings and the total invested amount.

The penalty-free earnings portion of your contract is simply your account value less your total invested amount. The total invested amount is the total of all Purchase Payments you have made into the contract less portions of some prior withdrawals you made. The portions of prior withdrawals that reduce your total invested amount are as follows:

     - Free withdrawals in any year that were in excess of your penalty-free earnings and were based on the part of the total invested amount that was no longer subject to withdrawal charges at the time of the withdrawal, and

     - Any prior withdrawals (including withdrawal charges on those withdrawals) of the total invested amount on which you already paid a surrender penalty.

When you make a withdrawal, we assume that it is taken from penalty-free earnings first, then from the total invested amount on a first-in, first-out basis. This means that you can also access your Purchase Payments which are no longer subject to a withdrawal charge before those Purchase Payments which are still subject to the withdrawal charge.

During the first year after we issue your contract your free withdrawal amount is the greater of (1) your penalty-free earnings; and (2) if you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount. If you are a Washington resident, you may withdraw during the first contract year, the greater of (1); (2); or (3) interest earnings from the amounts allocated to the fixed account options, not previously withdrawn.

After the first contract year, you can take out the greater of the following amounts each year (1) your penalty-free earnings and any portion of your total invested amount no longer subject to withdrawal charges; and (2) 10% of the portion of your total invested amount that has been in your contract for at least one year. If you are a Washington resident, your maximum free withdrawal amount, after the first contract year, is the greater of (1); (2); or (3) interest earnings from amounts allocated to the fixed account options, not previously withdrawn.

Although we do not assess a withdrawal charge when you take a 10% penalty-free withdrawal, we will proportionally reduce the amount of any corresponding Deferred Payment Enhancement.

We calculate charges due on a total withdrawal on the day after we receive your request and your contract. We return to you your contract value less any applicable fees and charges.

The withdrawal charge percentage is determined by the age of the Purchase Payment remaining in the contract at the time of the withdrawal. For the purpose of calculating the withdrawal charge, any prior Free Withdrawal is not subtracted from the total Purchase Payments still subject to withdrawal charges.

For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract, no subsequent Purchase Payments, and no Principal Rewards election. In contract year 2, you take out your maximum free withdrawal of $10,000. After that free withdrawal your contract value is $90,000. In contract year 5 you request a full surrender of your contract. We will apply the following calculation,

A-(B x C)=D, where:
A=Your contract value at the time of your request for surrender ($90,000) B=The amount of your Purchase Payments still subject to withdrawal charge
  ($100,000)
C=The withdrawal charge percentage applicable to the age of each Purchase
  Payment (3%)[B x C=$3,000]
D=Your full surrender value ($87,000)

Under most circumstances, the partial withdrawal minimum is $1,000. We require that the value left in any investment option be at least $100, after the withdrawal. You must send a written withdrawal request. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and the fixed account option in which your contract is invested.

Under certain Qualified plans, access to the money in your contract may be restricted. Additionally, withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES ON PAGE 24.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.


Additionally, we reserve the right to defer payments for a withdrawal from a fixed account option. Such deferrals are limited to no longer than six months.


SYSTEMATIC WITHDRAWAL PROGRAM
During the Accumulation Phase, you may elect to receive periodic income payments under the systematic withdrawal program. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these funds to your bank account is also available. The minimum amount of each withdrawal is $100. If you are an Oregon resident, the minimum withdrawal amount is $100 per withdrawal or an amount equal to your free withdrawal amount, as described on page 10. There must be at least $500 remaining in your contract at all times. Withdrawals may be taxable and a 10% IRS penalty tax may apply if you are under age 59 1/2. There is no additional charge for participating in this program, although a withdrawal charge and/or MVA may apply.

The program is not available to everyone. Please check with our Annuity Service Center, which can provide the necessary enrollment forms. We reserve the right to modify, suspend or terminate this program at any time.

NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge and/or market value adjustment on certain withdrawals prior to the Annuity Date (not available in Texas). The waiver applies only to withdrawals made while you are in a nursing home or within 90 days after you leave the nursing home. Your contract prohibits use of this waiver during the first 90 days after you purchase your contract. In addition, the confinement period for which you seek the waiver must begin after you purchase your contract.

In order to use this waiver, you must submit with your withdrawal request, the following documents: (1) a doctor's note recommending admittance to a nursing home; (2) an admittance form which shows the type of facility you entered; and
(3) a bill from the nursing home which shows that you met the 60 day confinement requirement.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice. At the end of the notice period, we will distribute the contract's remaining value to you.

----------------------------------------------------------------
----------------------------------------------------------------
                                  DEATH BENEFIT
----------------------------------------------------------------
----------------------------------------------------------------


If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. At the time you purchase your contract, you must select one of the two death benefits options described below. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.


We will not pay a Deferred Payment Enhancement on a Purchase Payment if you die before the corresponding Deferred Payment Enhancement Date. SEE PRINCIPAL REWARDS PROGRAM ON PAGE 11.

We do not pay the death benefit if you die after you switch to the Income Phase. However, if you die during the Income Phase, your Beneficiary receives any remaining guaranteed income payments in accordance with the income option you selected. SEE INCOME OPTIONS ON PAGE 22.

You name your Beneficiary. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation.


We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death. We consider the following satisfactory proof of death:



     1. a certified copy of the death certificate; or


     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or
     4. any other proof satisfactory to us.

We may require additional proof before we pay the death benefit.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an income option. If the Beneficiary elects an income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the Contract. SEE SPOUSAL CONTINUATION ON PAGE 20.


If a Beneficiary does not elect a specific form of pay out within 60 days of our receipt of all required paperwork and satisfactory proof of death, we pay a lump sum death benefit to the Beneficiary.



The term "withdrawals" as used below in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.


OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greater of:


     1. the contract value at the time we receive all required paperwork and satisfactory proof of death; or



     2. total Purchase Payments less withdrawals, compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death; or



     3. the contract value on the seventh contract anniversary, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death.


OPTION 2 - MAXIMUM ANNIVERSARY OPTION
The death benefit is the greater of:


     1. the contract value at the time we receive all required paperwork and satisfactory proof of death; or



     2. total Purchase Payments less any withdrawals; or



     3. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments and less any withdrawals, since that contract anniversary.



If you are age 90 or older at the time of death and selected the Option 2 death benefit, the death benefit will be equal to the contract value at the time we receive all required paperwork and satisfactory proof of death. Accordingly, you do not get the advantage of option 2 if:


     - you are age 81 or older at the time of contract issue; or

     - you are age 90 or older at the time of your death.

ESTATEPLUS

EstatePlus is an optional benefit that, if selected, may increase your death benefit amount.


The term "Net Purchase Payment" is used frequently in explaining the death benefit options. Net Purchase Payment is an on-going calculation. It does not represent a contract value.



We define Net Purchase Payments as Purchase Payments less an Adjustment for each withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equals total Purchase Payments into your contract. To calculate the Adjustment amount for the first withdrawal made under the contract, we first determine the percentage by which the withdrawal reduced contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal (including fees and charges applicable to the withdrawal) by the contract value immediately before taking that withdrawal. The resulting percentage is then multiplied by the amount of total Purchase Payments and subtracted from the amount of total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment calculation.



To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced by taking the amount of the withdrawal in relation to the contract value immediately before taking the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.

If Principal Rewards is elected, any payment enhancements are not considered Purchase Payments.


The EstatePlus benefit may increase the death benefit amount. If you have earnings in your contract at the time of death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable. The EstatePlus benefit, if any, is added to the death benefit payable under the Purchase Payment Accumulation or Maximum Anniversary options. The contract year of your death will determine the EstatePlus Percentage and the Maximum EstatePlus Percentage.

The table below provides the details if you are age 69 or younger at the time we issue your contract:

-------------------------------------------------------------
 CONTRACT YEAR         ESTATEPLUS              MAXIMUM
    OF DEATH           PERCENTAGE       ESTATEPLUS PERCENTAGE
-------------------------------------------------------------
 Years 0-4         25% of earnings      40% of Net Purchase
                                        Payments
-------------------------------------------------------------
 Years 5-9         40% of earnings      65% of Net Purchase
                                        Payments*
-------------------------------------------------------------
 Years 10+         50% of earnings      75% of Net Purchase
                                        Payments*
-------------------------------------------------------------

If you are between your 70th and 81st birthdays at the time we issue your contract the table below shows the available EstatePlus benefit:


---------------------------------------------------------------
                                                  MAXIMUM
    CONTRACT YEAR           ESTATEPLUS           ESTATEPLUS
      OF DEATH              PERCENTAGE           PERCENTAGE
---------------------------------------------------------------
 All Contract Years     25% of earnings      40% of Net
                                             Purchase Payments*
---------------------------------------------------------------


* Purchase Payments received after the 5(th) contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum EstatePlus calculation.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12 month periods beginning with the date your contract is issued and ending on the date of death.

What is the EstatePlus Percentage Amount?

We determine the amount of the EstatePlus benefit, based on a percentage of the earnings in your contract at the time of your death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of death. If the earnings amount is negative, no EstatePlus amount will be added.

What is the Maximum EstatePlus Amount?

The EstatePlus benefit is subject to a maximum dollar amount. The maximum EstatePlus amount is equal to a percentage of your Net Purchase Payments.

You must elect EstatePlus at the time of contract application. Once elected, you may not terminate or change this election.

We assess a 0.25% fee for EstatePlus. On a daily basis we deduct this annual charge from the average daily ending value of the assets you have allocated to the Variable Portfolios.

EstatePlus is not available if you are age 81 or older at the time we issue your contract. Furthermore, a Continuing Spouse cannot benefit from EstatePlus if he/she is age 81 or older on the Continuation Date. SEE SPOUSAL CONTINUATION BELOW. The EstatePlus benefit is not payable after the latest Annuity Date. You may pay for the EstatePlus benefit and your beneficiary may never receive the benefit if you live past the latest Annuity Date. SEE INCOME OPTIONS ON PAGE 22.

EstatePlus may not be available in your state or through the broker-dealer with which your financial advisor is affiliated. See your financial advisor for information regarding availability.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE ESTATEPLUS BENEFIT (IN ITS ENTIRETY OR ANY COMPONENT AT ANY TIME) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


SPOUSAL CONTINUATION

If you are the original owner of the contract and the Beneficiary is your spouse, your spouse may elect to continue the contract after your death. The spouse becomes the new owner ("Continuing Spouse"). Generally, the contract and its elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original owner of the contract. A spousal continuation can only take place upon the death of the original owner of the contract.


To the extent that the Continuing Spouse invests in the Variable Portfolios or MVA fixed accounts, they will be subject to investment risk as was the original owner.


Upon a spouse's continuation of the contract, we will contribute to the contract value an amount by which the death benefit that would have been paid to the beneficiary upon the death of the original owner exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and proof of death of the original owner in a form satisfactory to us ("Continuation Date"). The Continuation Contribution is not considered a

Purchase Payment for the purposes of any other calculations except as explained in Appendix D.



Generally, the Continuing Spouse cannot change any contract provisions as the new owner. However, on the Continuation Date, the Continuing Spouse may terminate the original owner's election of EstatePlus. We will terminate EstatePlus if the Continuing Spouse is age 81 or older on the Continuation Date. If EstatePlus is terminated or if the Continuing Spouse dies after the latest Annuity Date, no EstatePlus benefit will be payable. The age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the Contract. SEE APPENDIX D FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS AFTER A SPOUSAL CONTINUATION.



WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


----------------------------------------------------------------
----------------------------------------------------------------
                                    EXPENSES
----------------------------------------------------------------
----------------------------------------------------------------

There are charges and expenses associated with your contract. These charges and expenses reduce your investment return. We will not increase the contract maintenance fee or the insurance and withdrawal charges under your contract. However, the investment charges under your contract may increase or decrease. Some states may require that we charge less than the amounts described below.

INSURANCE CHARGES

The amount of this charge is 1.52% annually, of the value of your contract invested in the Variable Portfolios. We deduct the charge daily.

The insurance charge compensates us for the mortality and expense risks and the costs of contract distribution assumed by Anchor National.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference.

WITHDRAWAL CHARGES

The contract provides a free withdrawal amount every year. SEE ACCESS TO YOUR MONEY ON PAGE 17. If you take money out in excess of the free withdrawal amount, you may incur a withdrawal charge. You may also incur a withdrawal charge upon a full surrender.

We apply a withdrawal charge against each Purchase Payment you put into the contract. After a Purchase Payment has been in the contract for 7 complete years, or 9 years if you elected to participate in the Principal Rewards Program, no withdrawal charge applies. The withdrawal charge equals a percentage of the Purchase Payment you take out of the contract. The withdrawal charge percentage declines each year a Purchase Payment is in the contract. The two withdrawal charge schedules are as follows:

WITHDRAWAL CHARGE WITHOUT THE PRINCIPAL REWARDS PROGRAM

-----------------------------------------------------------------------------------------
      YEAR           1        2        3        4        5        6        7        8
-----------------------------------------------------------------------------------------
 WITHDRAWAL
 CHARGE              7%       6%       5%       4%       3%       2%       1%       0%
-----------------------------------------------------------------------------------------

WITHDRAWAL CHARGE WITH THE PRINCIPAL REWARDS PROGRAM

-----------------------------------------------------------------------------------------------------------
      YEAR           1        2        3        4        5        6        7        8        9        10
-----------------------------------------------------------------------------------------------------------
 WITHDRAWAL
 CHARGE              9%       9%       8%       7%       6%       5%       4%       3%       2%       0%
-----------------------------------------------------------------------------------------------------------

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered earnings first, then Purchase Payments.

These higher potential withdrawal charges may compensate us for the expenses associated with the Principal Rewards Program.

The Principal Rewards feature of this contract is designed to reward long term investing. We expect that if you remain committed to this investment over the long term, we will profit as a result of fees charged over the life of your contract. However, neither the mortality and expense fees, distribution expenses, contract administration fee nor the investment management fees are higher on the Principal Rewards version, than the contract without an election of the bonus feature.

Whenever possible, we deduct the withdrawal charge from the money remaining in your contract. If you withdraw all of your contract value, we deduct any applicable withdrawal charges from the amount withdrawn.

We will not assess a withdrawal charge for money withdrawn to pay a death benefit or to pay contract fees or charges. We will not assess a withdrawal charge when you switch to the Income Phase, except when you elect to receive income payments using the Income Protector feature. If you elect to receive income payments using the Income Protector feature, we assess the entire withdrawal charge applicable to Purchase Payments remaining in your contract when calculating your income benefit base. SEE INCOME OPTIONS ON PAGE 22.

Withdrawals made prior to age 59 1/2 may result in tax penalties. SEE TAXES ON PAGE 24.

INVESTMENT CHARGES


     INVESTMENT MANAGEMENT FEES


Charges are deducted from your Variable Portfolios for the advisory and other expenses of the Variable Portfolios. THE FEE TABLES LOCATED AT PAGE 5 illustrate these charges and expenses. For more detailed information on these investment charges, refer to the prospectuses for the Trusts which are attached.


     SERVICE FEES



Shares of certain trusts may be subject to fees imposed under a service plan adopted by that Trust pursuant to Rule 12(b)(1) of the Investment Company Act of 1940. This service fee of 0.25 for the Van Kampen Life Investment Trust portfolios is also known as a 12(b)(1) fee. Generally, this fee may be paid to financial intermediaries for services provided over the life of the contract. SEE FEE TABLES ON PAGE 5.


CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we subtract a contract maintenance fee from your account once per year. This charge compensates us for the cost of contract administration. We deduct the $35 contract maintenance fee ($30 in North Dakota) from your account value on your contract anniversary. If you withdraw your entire contract value, we deduct the fee from that withdrawal.

If your contract value is $50,000 or more on your contract anniversary date, we will waive the charge. This waiver is subject to change without notice.

TRANSFER FEE

We currently permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year ($10 in Pennsylvania and Texas). SEE INVESTMENT OPTIONS ON PAGE 13.

OPTIONAL ESTATEPLUS FEE

Please see page 19 for more information on the EstatePlus fee.

PREMIUM TAX

Certain states charge the Company a tax on the premiums you pay into the contract. We deduct from your contract these premium tax charges. Currently we deduct the charge for premium taxes when you take a full withdrawal or begin the Income Phase of the contract. In the future, we may assess this deduction at the time you put Purchase Payment(s) into the contract or upon payment of a death benefit.

APPENDIX E provides more information about premium taxes.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES, AND ADDITIONAL AMOUNTS
CREDITED

Sometimes sales of the contracts to groups of similarly situated individuals may lower our administrative and/or sales expenses. We reserve the right to reduce or waive certain charges and expenses when this type of sale occurs. In addition, we may also credit additional interest to policies sold to such groups. We determine which groups are eligible for such treatment. Some of the criteria we evaluate to make a determination are: size of the group; amount of expected Purchase Payments; relationship existing between us and prospective purchaser; nature of the purchase; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that administrative and/or sales expenses may be reduced.

Anchor National may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives and immediate family members of all of those described.

We reserve the right to change or modify any such determination or the treatment applied to a particular group, at any time.
----------------------------------------------------------------
----------------------------------------------------------------
                                 INCOME OPTIONS
----------------------------------------------------------------
----------------------------------------------------------------

ANNUITY DATE

During the Income Phase, we use the money accumulated in your contract to make regular income payments to you. You may switch to the Income Phase any time after your second contract anniversary. You select the month and year you want income payments to begin. The first day of that month is the Annuity Date. You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Once you begin receiving income payments, you cannot change your income option. Except as indicated under Option 5 below, once you begin receiving income payments, you cannot otherwise access your money through a withdrawal or surrender.

If you switch to the Income Phase prior to a Deferred Payment Enhancement Date, we will not allocate the corresponding Deferred Payment Enhancement to your contract. SEE PRINCIPAL REWARDS PROGRAM ON PAGE 11.


Income payments must begin on or before your 95th birthday or on your tenth contract anniversary, whichever occurs later (latest Annuity Date). If you do not choose an Annuity Date, your income payments will automatically begin on this date. Certain states may require your income payments to start earlier.


If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences.

In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES ON PAGE 24.

INCOME OPTIONS

Currently, this Contract offers five standard income options. Other payout options may be available. Contact the Annuity Service Center for more information. If you elect to receive income payments but do not select an option, your income payments will be made in accordance with Option 4 for a period of 10 years. For income payments based on joint lives, we pay according to Option 3 for a period of 10 years.

We base our calculation of income payments on the life of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant.

     OPTION 1 - LIFE INCOME ANNUITY

This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.

     OPTION 2 - JOINT AND SURVIVOR LIFE ANNUITY

This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make income payments during the lifetime of the survivor. Income payments stop when the survivor dies.

     OPTION 3 - JOINT AND SURVIVOR LIFE ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 years. If the Annuitant and the survivor die before all of the guaranteed income payments have been made, the remaining payments are made to the Beneficiary under your contract.

     OPTION 4 - LIFE ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 1 above. In addition, this option provides a guarantee that income payments will be made for at least 10 or 20 years. You select the number of years. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments go to the Beneficiary under your contract.

     OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides income payments for a guaranteed period ranging from 5 to 30 years. If the Annuitant dies before all the guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract. Additionally, if variable income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed income payments being made) may redeem any remaining guaranteed variable income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable income payments. If provided for in your contract, any applicable withdrawal charge will be deducted from the discounted value as if you fully surrendered your contract.


The value of an Annuity Unit, regardless of the option chosen, takes into account the mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.



For more information regarding income options using the Income Protection feature, please see below.


Please read the Statement of Additional Information ("SAI") for a more detailed discussion of the income options.

FIXED OR VARIABLE INCOME PAYMENTS

You can choose income payments that are fixed, variable or both. If at the date when income payments begin you are invested in the Variable Portfolios only, your income payments will be variable. If your money is only in fixed accounts at that time, your income payments will be fixed in amount. Further, if you are invested in both fixed and variable investment options when income payments begin, your payments will be fixed and variable. If income payments are fixed, Anchor National guarantees the amount of each payment. If the income payments are variable the amount is not guaranteed.

INCOME PAYMENTS

We make income payments on a monthly, quarterly, semiannual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if the selected income option results in income payments of less than $50 per payment, we may decrease the frequency of payments, state law allowing.

If you are invested in the Variable Portfolios after the Annuity date, your income payments vary depending on four things:


     - for life options, your age when payments begin; and



     - the value of your contract in the Variable Portfolios on the Annuity Date; and



     - the 3.5% assumed investment rate used in the annuity table for the contract; and


     - the performance of the Variable Portfolios in which you are invested during the time you receive income payments.

If you are invested in both the fixed account options and the Variable Portfolios after the Annuity Date, the allocation of funds between the fixed and variable options also impacts the amount of your annuity payments.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period.

THE INCOME PROTECTOR FEATURE

The Income Protector feature is a future "safety net" which offers you the ability to receive a guaranteed fixed minimum retirement income when you switch to the Income Phase. With the Income Protector feature you know the level of minimum income that will be available to you upon annuitization, regardless of fluctuating market conditions.

The Income Protector is a standard feature of your contract. There is no additional charge associated with this feature. This feature may not be available in your state. Check with your financial representative regarding availability.

Other options were previously available under the Income Protector feature. Generally, if you purchased your contract between November 2, 1998 and March 31, 1999 and the Income Protector feature was available in your state at that time, the other provisions continue to apply to your contract. Please contact our Annuity Service Center for more information.

We reserve the right to modify, suspend or terminate the Income Protector feature at any time.

HOW WE DETERMINE THE AMOUNT OF YOUR MINIMUM GUARANTEED INCOME

We base the amount of minimum income available to you if you elect to receive income payments using the Income Protector feature upon a calculation we call the income benefit base.

The income benefit base is only a calculation. It does not represent a contract value, nor does it guarantee performance of the Variable Portfolios in which you invest.

Your income benefit base increases if you make subsequent Purchase Payments and decreases if you withdraw money from your contract. The exact income benefit base calculation is equal to (a) plus (b) minus (c) where:

     (a) is equal to, for the first year of calculation, your initial Purchase Payment, or for each subsequent year of calculation, the income benefit base on the prior contract anniversary, and;

     (b) is equal to the sum of all subsequent Purchase Payments made into the contract since the last contract anniversary, and;
     (c) is equal to all withdrawals and applicable fees and charges since the last contract anniversary, in an amount proportionate to the amount by which such withdrawals decreased your contract value.

ELECTING TO RECEIVE INCOME PAYMENTS

You may elect to begin the Income Phase of your contract using the Income Protector feature ONLY within the 30 days after the seventh or later contract anniversary.

The contract anniversary prior to your election to begin receiving income payments is your income benefit date. This is the date as of which we calculate your income benefit base to use in determining your guaranteed minimum fixed retirement income. Your final income benefit base is equal to (a) minus (b) where:

     (a) is equal to your income benefit base as of your income benefit date, and;

     (b) is equal to any partial withdrawals of contract value and any charges applicable to those withdrawals and any withdrawal charges otherwise applicable, calculated as if you fully surrender your contract as the income benefit date, and any applicable premium taxes.

To arrive at the minimum guaranteed retirement income available to you we apply to your final income benefit base to the annuity rates stated in your Income Protector endorsement for the income option you select. You then choose if you would like to receive that income annually, semi-annually quarterly or monthly for the time guaranteed under your selected income option. The income options available when using the income protector feature to receive your retirement income are:

     - Life Annuity with 10 Years Guaranteed, or

     - Joint and Survivor Life Annuity with 20 Years Guaranteed

At the time you elect to begin receiving income payments, we will calculate your income payments using both your income benefit base and your contract value. We will use the same income option for each calculation, however, the annuity factors used to calculate your income under the Income Protector feature will be different. You will receive whichever provides a greater stream of income. If you elect to receive income payments using the Income Protector feature your income payments will be fixed in amount. You are not required to use the Income Protector feature to receive income payments.

If a Spousal Beneficiary elects to continue the contract on the death of the original owner, the Income Protector feature will continue. The Continuation Contribution is not a purchase payment and therefore will not impact the income benefit base calculation. The waiting period before electing to use the

Income Protector feature will be counted from the original issue date of the contract.

NOTE TO QUALIFIED CONTRACT HOLDERS

Qualified contracts generally require that you select an income option which does not exceed your life expectancy. That restriction, if it applies to you, may limit your ability to use the Income Protector feature.

You may wish to consult your tax advisor for information concerning your particular circumstances. SEE APPENDIX F FOR AN EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR FEATURE.
----------------------------------------------------------------
----------------------------------------------------------------
                                      TAXES
----------------------------------------------------------------
----------------------------------------------------------------

NOTE: WE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE, THEREFORE WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments automatically provide tax deferral regardless of whether the underlying contract is an annuity. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-qualified.

If you do not purchase your contract under a pension plan, a specially sponsored employer program or an Individual Retirement Account, your contract is referred to as a Non-qualified contract. A Non-qualified contract receives different tax treatment than a Qualified contract. In general, your cost basis in a Non-qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under a pension plan, a specially sponsored employer program or as an Individual Retirement Account, your contract is referred to as a Qualified contract. Examples of Qualified plans are: Individual Retirement Accounts ("IRAs"), Roth IRAs, Tax-Sheltered Annuities (referred to as 403(b) contracts), H.R. 10 Plans (referred to as Keogh Plans) and pension and profit sharing plans, including 401(k) plans. Typically you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract.

TAX TREATMENT OF DISTRIBUTIONS -
NON-QUALIFIED CONTRACTS
If you make a withdrawal from a Non-qualified contract, the IRC treats such a withdrawal as first coming from the earnings and then as coming from your Purchase Payments. For income payments, any portion of each payment that is considered a return of your Purchase Payment will not be taxed. Withdrawn earnings are treated as income to you and are taxable. The IRC provides for a 10% penalty tax on any earnings that are withdrawn other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) when paid in a series of substantially equal installments made for your life or for the joint lives of you and you Beneficiary; (5) under an immediate annuity; or (6) which come from Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. Any amount of money you take out as a withdrawal or as income payments is taxable income. The IRC further provides for a 10% penalty tax on any withdrawal or income payment paid to you other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) in a series of substantially equal installments made for your life or for the joint lives of you and your Beneficiary; (5) to the extent such withdrawals do not exceed limitations set by the IRC for amounts paid during the taxable year for medical care; (6) to fund higher education expenses (as defined in IRC); (7) to fund certain first-time home purchase expenses; and, except in the case of an IRA; (8) when you separate from service after attaining age 55; and (9) when paid to an alternate payee pursuant to a qualified domestic relations order.


The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities. Withdrawals can only be made when an owner: (1) reaches age 59 1/2;
(2) leaves his or her job; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. These restrictions do not apply to amounts transferred to another TSA contract under Section 403(b) or to a custodial account under Section 403(b)(7).


MINIMUM DISTRIBUTIONS

Generally, the IRS requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) for Qualified Contracts other than IRAs, the calendar year in which you retire.

Minimum distributions are not required under a Roth IRA contract during your lifetime.

We currently waive surrender charges and MVA on withdrawals taken to meet minimum distribution requirements. Current operational practice is to provide a free withdrawal of the greater of the contract's maximum penalty free amount or the required minimum distribution amount for a particular contract (but not both).

The IRS has issued new proposed regulations regarding required minimum distributions from Qualified contracts. These new rules are to be effective January 1, 2002. However, these new rules may be used in determining required minimum distributions for 2001 by owners of IRAs, Tax-Sheltered Annuities and pension and profit sharing plans. You should consult your Qualified plan sponsor and your tax advisor to determine if these new rules are available for your benefit.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select either monthly, quarterly, semiannual or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

TAX TREATMENT OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In such case, the amount of the partial withdrawal may be includable in taxable income and subject to the 10% penalty if the owner is under age 59 1/2.

If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for Qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a Roth IRA) may not be invested in life insurance, but may provide, in the case of death during the Accumulation Phase, for a death benefit payment equal to the greater of Purchase Payments or contract value. This Contract offers death benefits, which may exceed the greater of Purchase Payments or contract value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.


CONTRACTS OWNED BY A TRUST OR CORPORATION



A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR A MORE DETAILED DISCUSSION OF THE POTENTIAL ADVERSE TAX CONSEQUENCES ASSOCIATED WITH NON-NATURAL OWNERSHIP OF A NON-QUALIFIED ANNUITY CONTRACT.



GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A NON-QUALIFIED CONTRACT



If you gift your Non-qualified contract to a person other than your spouse (or former spouse incident to divorce) you will pay federal tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. Also, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-qualified contract as a withdrawal. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR A MORE DETAILED DISCUSSION REGARDING POTENTIAL TAX CONSEQUENCES OF GIFTING, ASSIGNING OR PLEDGING A NON-QUALIFIED CONTRACT.


DIVERSIFICATION

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that each underlying Variable Portfolios' management monitors the Variable Portfolios so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Anchor National, would be considered the owner of the shares of the Variable Portfolios. It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the contract, could be treated as the owner of the underlying Variable Portfolios. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

----------------------------------------------------------------
----------------------------------------------------------------
                                   PERFORMANCE
----------------------------------------------------------------
----------------------------------------------------------------

We advertise the Cash Management Portfolio's yield and effective yield. In addition, the other Variable Portfolios advertise total return, gross yield and yield-to-maturity. These figures represent past performance of the Variable Portfolios. These performance numbers do not indicate future results.

When we advertise performance for periods prior to the date the contracts were first issued, we derive the figures from the performance of the corresponding portfolios for the Trusts, if available. We modify these numbers to reflect charges and expenses as if the contract was in existence during the period stated in the advertisement. Figures calculated in this manner do not represent actual historic performance of the particular Variable Portfolio.


Consult the Statement of Additional Information for more detailed information regarding the calculation of performance data. The performance of each Variable Portfolio may also be measured against unmanaged market indices. The indices we use include but are not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, the Russell 1000 Growth Index, the Morgan Stanley Capital International Europe, Australia and Far East Index ("EAFE") and the Morgan Stanley Capital International World Index. We may compare the Variable Portfolios' performance to that of other variable annuities with similar objectives and policies as reported by independent ranking agencies such as Morningstar, Inc., Lipper Analytical Services, Inc. or Variable Annuity Research & Data Service ("VARDS").



Anchor National may also advertise the rating and other information assigned to it by independent industry ratings organizations. Some of those organizations are A.M. Best Company ("A.M. Best"), Moody's Investor's Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P"), and Fitch IBCA Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of our financial strength and performance in comparison to others in the life and health insurance industry. S&P's and Fitch IBCA Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues. These two ratings do not measure the insurer's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the Variable Portfolios.


----------------------------------------------------------------
----------------------------------------------------------------
                                OTHER INFORMATION
----------------------------------------------------------------
----------------------------------------------------------------

ANCHOR NATIONAL

Anchor National is a stock life insurance company originally organized under the laws of the state of California in April 1965. On January 1, 1996, Anchor National redomesticated under the laws of the state of Arizona.


Anchor National and its affiliates, SunAmerica Life Insurance Company, First SunAmerica Life Insurance Company, SunAmerica Asset Management Corp., and the SunAmerica Financial Network, Inc. (comprising six-wholly owned broker-dealers), specialize in retirement savings and investment products and services. Business focuses include fixed and variable annuities, mutual funds and broker-dealer services.


THE SEPARATE ACCOUNT


Anchor National established Variable Separate Account ("separate account"), under Arizona law on January 1, 1996 when it assumed the separate account, originally established under California law on June 25, 1981. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended. Assets in the separate account are not guaranteed by Anchor National.


Anchor National owns the assets in the separate account. However, the assets in the separate account are not chargeable with liabilities arising out of any other business conducted by Anchor National. Income gains and losses (realized and unrealized) resulting from assets in the separate account are credited to or charged against the separate account without regard to other income gains or losses of Anchor National.

THE GENERAL ACCOUNT

Money allocated to the fixed account options goes into Anchor National's general account. The general account consists of all of Anchor National's assets other than assets attributable to a separate account. All of the assets in the general account are chargeable with the claims of any Anchor National contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

DISTRIBUTION OF THE CONTRACT

Registered representatives of broker-dealers sell the contract. We pay commissions to these representatives for the sale of the contracts. We do not expect the total commissions to exceed 7% of your Purchase Payments. Contracts sold with the Principal Rewards program may result in our paying lower commission. We may also pay a bonus to representatives for contracts which stay active for a particular period of time, in addition to standard commissions.

We do not deduct commissions paid to registered representatives directly from your Purchase Payments.

From time to time, we may pay or allow additional promotional incentives in the form of cash or other compensation. We reserve the right to offer these additional incentives only to certain broker-dealers that sell or are expected to sell, certain minimum amounts of the contract, or other contracts offered by us. Promotional incentives may change at any time.

SunAmerica Capital Services, Inc., 733 Third Avenue, 4th Floor, New York, New York 10017 distributes the contracts. SunAmerica Capital Services, an affiliate of Anchor National, is registered as a broker-dealer under the Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No underwriting fees are paid in connection with the distribution of the contracts.

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at 1-800-445-SUN2, if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as deduction of the annual maintenance fee and dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the separate account. Anchor National and its subsidiaries engage in various kinds of routine litigation. In management's opinion, these matters are not of material importance to their respective total assets nor are they material with respect to the separate account.

OWNERSHIP

The PolarisII Variable Annuity is a Flexible Payment Group Deferred Annuity contract. We issue a group contract to a contract holder for the benefit of the participants in the group. As a participant in the group, you will receive a certificate which evidences your ownership. As used in this prospectus, the term contract refers to your certificate. In some states, a Flexible Payment Individual Modified Guaranteed and Variable Deferred Annuity contract is available instead. Such a contract is identical to the contract described in this prospectus, with the exception that we issue it directly to the owner.

CUSTODIAN

State Street Bank and Trust Company, 255 Franklin Street, Boston, Massachusetts 02110, serves as the custodian of the assets of the separate account. Anchor National pays State Street Bank for services provided, based on a schedule of fees.

INDEPENDENT ACCOUNTANTS

The audited consolidated financial statements of Anchor National at December 31, 2000 and 1999, for the years ended December 31, 2000 and 1999, for the three months ended December 31, 1998 and for the year ended September 30, 1998 and the audited financial statements of Variable Separate Account (Portion Relating to the Polaris II Variable Annuity) at December 31, 2000, for the year ended December 31, 2000, for the one month ended December 31, 1999 and for the year ended November 30, 1999 are incorporated by reference in this prospectus in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

REGISTRATION STATEMENT

A registration statement has been filed with the SEC under the Securities Act of 1933 relating to the contract. This prospectus does not contain all the information in the registration statement as permitted by SEC regulations. The omitted information can be obtained from the SEC's principal office in Washington, D.C., upon payment of a prescribed fee.

----------------------------------------------------------------
----------------------------------------------------------------
                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------------------------
----------------------------------------------------------------

Additional information concerning the operations of the separate account is contained in a Statement of Additional Information ("SAI"), which is available without charge upon written request addressed to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-SUN2. The contents of the SAI are tabulated below.

Separate Account..............................     3
General Account...............................     3
Performance Data..............................     4
Income Payments...............................    10
Annuity Unit Values...........................    11
Taxes.........................................    14
Distribution of Contracts.....................    17
Financial Statements..........................    18

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                     INCEPTION TO   FISCAL YEAR   FISCAL YEAR    11/30/99-      FISCAL YEAR
                    PORTFOLIOS                         11/30/97      11/30/98      11/30/99      12/31/99         12/31/00
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
  Capital Appreciation (Inception Date - 6/3/97)
        Beginning AUV..............................   $   18.52      $   21.26    $    23.72    $    36.39    (a) $43.17
                                                                                                              (b) $43.17
        Ending AUV.................................   $   21.26      $   23.72    $    36.39    $    43.17    (a) $39.34
                                                                                                              (b) $39.34
        Ending Number of AUs.......................   1,392,262      7,356,862    13,201,318    13,721,175    (a) 19,549,855
                                                                                                              (b) --
------------------------------------------------------------------------------------------------------------------------------
  Government and Quality Bond (Inception Date - 6/11/97)
        Beginning AUV..............................   $   11.99      $   12.65    $    13.66    $    13.37    (a) $13.28
                                                                                                              (b) $13.28
        Ending AUV.................................   $   12.65      $   13.66    $    13.37    $    13.28    (a) $14.56
                                                                                                              (b) $14.56
        Ending Number of AUs.......................     395,258      5,697,571    11,644,751    11,975,781    (a) 14,182,463
                                                                                                              (b) --
------------------------------------------------------------------------------------------------------------------------------
  Growth (Inception Date - 6/3/97)
        Beginning AUV..............................   $   17.93      $   20.31    $    24.41    $    29.74    (a) $32.61
                                                                                                              (b) $32.61
        Ending AUV.................................   $   20.31      $   24.41    $    29.74    $    32.61    (a) $31.78
                                                                                                              (b) $31.78
        Ending Number of AUs.......................     789,274      3,678,108     6,788,755     7,022,979    (a) 10,117,970
                                                                                                              (b) --
------------------------------------------------------------------------------------------------------------------------------
  Natural Resources (Inception Date - 6/4/97)
        Beginning AUV..............................   $   12.39      $   11.14    $     9.30    $    11.40    (a) $12.50
                                                                                                              (b) $12.50
        Ending AUV.................................   $   11.14      $    9.30    $    11.40    $    12.50    (a) $14.71
                                                                                                              (b) $14.71
        Ending Number of AUs.......................     195,946        641,479     1,180,750     1,166,052    (a) 1,895,730
                                                                                                              (b) --
------------------------------------------------------------------------------------------------------------------------------
  Aggressive Growth (Inception Date - 6/9/97)
        Beginning AUV..............................   $   10.03      $   11.51    $    11.86    $    19.02    (a) $24.30
                                                                                                              (b) $24.30
        Ending AUV.................................   $   11.51      $   11.86    $    19.02    $    24.30    (a) $20.28
                                                                                                              (b) $20.28
        Ending Number of AUs.......................     821,105      2,794,187     6,626,618     7,344,520    (a) 12,934,676
                                                                                                              (b) --
------------------------------------------------------------------------------------------------------------------------------
  Alliance Growth (Inception Date - 6/2/97)
        Beginning AUV..............................   $   21.81      $   24.51    $    32.81    $    44.31    (a) $48.56
                                                                                                              (b) $48.56
        Ending AUV.................................   $   24.51      $   32.81    $    44.31    $    48.56    (a) $38.51
                                                                                                              (b) $38.51
        Ending Number of AUs.......................   2,092,044     12,001,651    24,844,446    25,720,432    (a) 33,118,445
                                                                                                              (b) --
------------------------------------------------------------------------------------------------------------------------------
  Asset Allocation (Inception Date - 6/3/97)
        Beginning AUV..............................   $   16.59      $   17.98    $    18.22    $    19.10    (a) $19.81
                                                                                                              (b) $19.81
        Ending AUV.................................   $   17.98      $   18.22    $    19.10    $    19.81    (a) $19.45
                                                                                                              (b) $19.45
        Ending Number of AUs.......................   1,498,681      8,996,522    11,800,263    11,832,744    (a) 11,738,646
                                                                                                              (b) --
------------------------------------------------------------------------------------------------------------------------------
  Blue Chip Growth (Inception Date - 7/10/00)
        Beginning AUV..............................          --             --            --            --    (a) $10.00
                                                                                                              (b) $10.00
        Ending AUV.................................          --             --            --            --    (a) $8.57
                                                                                                              (b) $8.57
        Ending Number of AUs.......................          --             --            --            --    (a) 1,222,398
                                                                                                              (b) --
------------------------------------------------------------------------------------------------------------------------------
  Cash Management (Inception Date - 6/5/97)
        Beginning AUV..............................   $   11.24      $   11.43    $    11.83    $    12.20    (a) $12.25
                                                                                                              (b) $12.25
        Ending AUV.................................   $   11.43      $   11.83    $    12.20    $    12.25    (a) $12.79
                                                                                                              (b) $12.79
        Ending Number of AUs.......................   1,514,290      5,488,046    13,454,926    14,181,154    (a) 14,798,813
                                                                                                              (b) --
------------------------------------------------------------------------------------------------------------------------------
             AUV - Accumulation Unit Value
             AU - Accumulation Units
             (a) Without election of EstatePlus
             (b) With election of EstatePlus (This feature became available December 29, 2000. Therefore, Ending Number of AUs are not yet available.)

                                                     INCEPTION TO   FISCAL YEAR   FISCAL YEAR    11/30/99-      FISCAL YEAR
                    PORTFOLIOS                         11/30/97      11/30/98      11/30/99      12/31/99         12/31/00
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
 Corporate Bond (Inception Date - 6/9/97)
        Beginning AUV..............................   $   11.83      $   12.54    $    13.15    $    12.78    (a) $12.76
                                                                                                              (b) $12.76
        Ending AUV.................................   $   12.54      $   13.15    $    12.78    $    12.76    (a) $13.19
                                                                                                              (b) $13.19
        Ending Number of AUs.......................     328,300      3,633,064     7,121,685     7,196,448    (a) 7,598,504
                                                                                                              (b) --
------------------------------------------------------------------------------------------------------------------------------
  Davis Venture Value (Inception Date - 6/2/97)
        Beginning AUV..............................   $   18.63      $   21.30    $    23.36    $    26.57    (a) $27.88
                                                                                                              (b) $27.88
        Ending AUV.................................   $   21.30      $   23.36    $    26.57    $    27.88    (a) $30.05
                                                                                                              (b) $30.05
        Ending Number of AUs.......................   4,281,879     20,734,371    32,218,454    32,960,877    (a) 42,436.151
                                                                                                              (b) --
------------------------------------------------------------------------------------------------------------------------------
  "Dogs of Wall Street" (Inception Date - 4/1/98)
        Beginning AUV..............................   $      --      $   10.00    $     9.71    $     9.12    (a) $8.99
                                                                                                              (b) $8.99
        Ending AUV.................................   $      --      $    9.71    $     9.12    $     8.99    (a) $9.12
                                                                                                              (b) $9.12
        Ending Number of AUs.......................          --      4,324,225     8,879,703     8,952,838    (a) 7,474,726
                                                                                                              (b) --
------------------------------------------------------------------------------------------------------------------------------
  Emerging Markets (Inception Date - 6/5/97)
        Beginning AUV..............................   $   10.14      $    7.97    $     6.14    $     8.99    (a) $10.77
                                                                                                              (b) $10.77
        Ending AUV.................................   $    7.97      $    6.14    $     8.99    $    10.77    (a) $6.75
                                                                                                              (b) $6.75
        Ending Number of AUs.......................     663,212      2,574,316     4,857,715     5,310,973    (a) 8,357,898
                                                                                                              (b) --
------------------------------------------------------------------------------------------------------------------------------
  Federated Value (Inception Date - 6/4/97)
        Beginning AUV..............................   $   12.14      $   13.62    $    15.86    $    16.43    (a) $16.89
                                                                                                              (b) $16.89
        Ending AUV.................................   $   13.62      $   15.86    $    16.43    $    16.89    (a) $17.03
                                                                                                              (b) $17.03
        Ending Number of AUs.......................     736,333      3,783,248     6,616,993     6,700,126    (a) 7,439,722
                                                                                                              (b) --
------------------------------------------------------------------------------------------------------------------------------
  Global Bond (Inception Date - 6/11/97)
        Beginning AUV..............................   $   12.41      $   13.08    $    14.40    $    14.11    (a) $14.09
                                                                                                              (b) $14.09
        Ending AUV.................................   $   13.08      $   14.40    $    14.11    $    14.09    (a) $15.16
                                                                                                              (b) $15.16
        Ending Number of AUs.......................     183,563      1,342,157     2,692,066     2,749,995    (a) 3,502,566
                                                                                                              (b) --
------------------------------------------------------------------------------------------------------------------------------
  Global Equities (Inception Date - 6/3/97)
        Beginning AUV..............................   $   16.54      $   16.90    $    19.21    $    24.20    (a) $26.57
                                                                                                              (b) $26.57
        Ending AUV.................................   $   16.90      $   19.21    $    24.20    $    26.57    (a) $21.65
                                                                                                              (b) $21.65
        Ending Number of AUs.......................     600,294      2,566,912     4,915,631     5,366,080    (a) 9,807,829
                                                                                                              (b) --
------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Research (Inception Date - 7/5/00)
        Beginning AUV..............................          --             --            --            --    (a) $10.00
                                                                                                              (b) $10.00
        Ending AUV.................................          --             --            --            --    (a) $9.74
                                                                                                              (b) $9.74
        Ending Number of AUs.......................          --             --            --            --    (a) 2,906,979
                                                                                                              (b) --
------------------------------------------------------------------------------------------------------------------------------
  Growth-Income (Inception Date - 6/3/97)
        Beginning AUV..............................   $   18.84      $   21.41    $    25.71    $    33.11    (a) $35.91
                                                                                                              (b) $35.91
        Ending AUV.................................   $   21.41      $   25.71    $    33.11    $    35.91    (a) $32.42
                                                                                                              (b) $32.42
        Ending Number of AUs.......................   1,949,292      9,786,202    19,070,913    19,671,134    (a) 25,858,191
                                                                                                              (b) --
------------------------------------------------------------------------------------------------------------------------------
  Growth Opportunities (Inception Date - 7/6/00)
        Beginning AUV..............................          --             --            --            --    (a) $10.00
                                                                                                              (b) $10.00
        Ending AUV.................................          --             --            --            --    (a) $8.83
                                                                                                              (b) $8.83
        Ending Number of AUs.......................          --             --            --            --    (a) 2,537,947
                                                                                                              (b) --
------------------------------------------------------------------------------------------------------------------------------
             AUV - Accumulation Unit Value
             AU - Accumulation Units
             (a) Without election of EstatePlus
             (b) With election of EstatePlus. (This feature became available December 29, 2000. Therefore, Ending Number of
                 AUs are not yet available.)

                                                     INCEPTION TO   FISCAL YEAR   FISCAL YEAR    11/30/99-      FISCAL YEAR
                    PORTFOLIOS                         11/30/97      11/30/98      11/30/99      12/31/99         12/31/00
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
 High-Yield Bond (Inception Date - 6/9/97)
        Beginning AUV..............................   $   13.63      $   14.66    $    14.25    $    14.71    (a) $14.87
                                                                                                              (b) $14.87
        Ending AUV.................................   $   14.66      $   14.25    $    14.71    $    14.87    (a) $13.28
                                                                                                              (b) $13.28
        Ending Number of AUs.......................     758,856      5,006,115     7,918,425     8,096,738    (a) 8,995,563
                                                                                                              (b) --
------------------------------------------------------------------------------------------------------------------------------
  International Diversified Equities (Inception Date - 6/4/97)
        Beginning AUV..............................   $   12.04      $   11.62    $    13.53    $    15.49    (a) $16.92
                                                                                                              (b) $16.92
        Ending AUV.................................   $   11.62      $   13.53    $    15.49    $    16.92    (a) $13.61
                                                                                                              (b) $13.61
        Ending Number of AUs.......................   1,040,812      4,519,545     6,989,492     7,176,791    (a) 9,563,404
                                                                                                              (b) --
------------------------------------------------------------------------------------------------------------------------------
  International Growth and Income (Inception Date - 6/4/97)
        Beginning AUV..............................   $    9.97      $   10.33    $    11.16    $    13.40    (a) $14.07
                                                                                                              (b) $14.07
        Ending AUV.................................   $   10.33      $   11.16    $    13.40    $    14.07    (a) $14.02
                                                                                                              (b) $14.02
        Ending Number of AUs.......................   1,310,126      6,738,263    11,676,801    12,288,580    (a) 17,253,320
                                                                                                              (b) --
------------------------------------------------------------------------------------------------------------------------------
  Marsico Growth (Inception Date - 12/29/00)
        Beginning AUV..............................          --             --            --            --    (a) $10.00
                                                                                                              (b) $10.00
        Ending AUV.................................          --             --                          --    (a) $10.00
                                                                                                              (b) $10.00
        Ending Number of AUs.......................          --             --            --            --    (a) $46.00
                                                                                                              (b) --
------------------------------------------------------------------------------------------------------------------------------
  MFS Growth and Income (Inception Date - 6/4/97)
        Beginning AUV..............................   $   15.82      $   17.63    $    20.46    $    22.55    (a) $23.67
                                                                                                              (b) $23.67
        Ending AUV.................................   $   17.63      $   20.46    $    22.55    $    23.67    (a) $23.22
                                                                                                              (b) $23.22
        Ending Number of AUs.......................     191,101        694,076     4,109,201     4,397,413    (a) 6,735,966
                                                                                                              (b) --
------------------------------------------------------------------------------------------------------------------------------
  MFS Mid-Cap Growth (Inception Date - 4/5/99)
        Beginning AUV..............................          --             --            --    $    14.23    (a) $16.31
                                                                                                              (b) $16.31
        Ending AUV.................................          --             --    $    14.23    $    16.31    (a) $17.61
                                                                                                              (b) $17.61
        Ending Number of AUs.......................          --             --     2,204,857     2,713,848    (a) 13,667,663
                                                                                                              (b) --
------------------------------------------------------------------------------------------------------------------------------
  MFS Total Return (Inception Date - 6/10/97)
        Beginning AUV..............................   $   14.44      $   15.45    $    17.28    $    18.50    (a) $18.60
                                                                                                              (b) $18.60
        Ending AUV.................................   $   15.45      $   17.28    $    18.50    $    18.60    (a) $21.43
                                                                                                              (b) $21.43
        Ending Number of AUs.......................     218,391      1,492,175     4,740,884     5,054,346    (a) 7,385,194
                                                                                                              (b) --
------------------------------------------------------------------------------------------------------------------------------
  Putnam Growth (Inception Date - 6/3/97)
        Beginning AUV..............................   $   15.80      $   18.47    $    22.29    $    28.36    (a) $31.67
                                                                                                              (b) $31.67
        Ending AUV.................................   $   18.47      $   22.29    $    28.36    $    31.67    (a) $25.56
                                                                                                              (b) $25.56
        Ending Number of AUs.......................     831,178      4,949,624    11,111,497    11,459,476    (a) 15,003,547
                                                                                                              (b) --
------------------------------------------------------------------------------------------------------------------------------
  Real Estate (Inception Date - 6/4/97)
        Beginning AUV..............................   $    9.98      $   11.44    $     9.80    $     8.50    (a) $8.91
                                                                                                              (b) $8.91
        Ending AUV.................................   $   11.44      $    9.80    $     8.50    $     8.91    (a) $10.86
                                                                                                              (b) $10.86
        Ending Number of AUs.......................     887,321      3,336,767     3,959,755     3,993,765    (a) 4,778,388
                                                                                                              (b) --
------------------------------------------------------------------------------------------------------------------------------
  SunAmerica Balanced (Inception Date - 6/5/97)
        Beginning AUV..............................   $   11.84      $   13.22    $    15.60    $    18.23    (a) $19.69
                                                                                                              (b) $19.69
        Ending AUV.................................   $   13.22      $   15.60    $    18.23    $    19.69    (a) $17.56
                                                                                                              (b) $17.56
        Ending Number of AUs.......................     363,136      3,543,245    11,283,979    11,995,695    (a) 17,356,197
                                                                                                              (b) --
------------------------------------------------------------------------------------------------------------------------------
             AUV - Accumulation Unit Value
             AU - Accumulation Units
             (a) Without election of EstatePlus
             (b) With election of EstatePlus. (This feature became available December 29, 2000. Therefore, Ending Number of
 AUs are not yet available.)

                                                     INCEPTION TO   FISCAL YEAR   FISCAL YEAR    11/30/99-      FISCAL YEAR
                    PORTFOLIOS                         11/30/97      11/30/98      11/30/99      12/31/99         12/31/00
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
 Technology (Inception Date - 7/5/00)
        Beginning AUV..............................          --             --            --            --    (a) $10.00
                                                                                                              (b) $10.00
        Ending AUV.................................          --             --            --            --    (a) $6.69
                                                                                                              (b) $6.69
        Ending Number of AUs.......................          --             --            --            --    (a) 5,369,650
                                                                                                              (b) --
------------------------------------------------------------------------------------------------------------------------------
  Telecom Utility (Inception Date - 6/6/97)
        Beginning AUV..............................   $   11.41      $   12.74    $    14.56    $    15.16    (a) $15.11
                                                                                                              (b) $15.11
        Ending AUV.................................   $   12.74      $   14.56    $    15.16    $    15.11    (a) $13.54
                                                                                                              (b) $13.54
        Ending Number of AUs.......................     177,618      1,807,529     4,083,169     4,232,249    (a) 4,961,979
                                                                                                              (b) --
------------------------------------------------------------------------------------------------------------------------------
  Worldwide High Income (Inception Date - 6/5/97)
        Beginning AUV..............................   $   15.57      $   15.98    $    13.57    $    15.23    (a) $15.70
                                                                                                              (b) $15.70
        Ending AUV.................................   $   15.98      $   13.57    $    15.23    $    15.70    (a) $15.00
                                                                                                              (b) $15.00
        Ending Number of AUs.......................     596,308      2,430,509     2,853,924     2,824,430    (a) 2,942,189
                                                                                                              (b) --
------------------------------------------------------------------------------------------------------------------------------
  Van Kampen LIT Comstock, Class II Shares*
    (Inception Date - N/A)
        Beginning AUV..............................          --             --            --            --        --
        Ending AUV.................................          --             --            --            --        --
        Ending Number of AUs.......................          --             --            --            --        --
------------------------------------------------------------------------------------------------------------------------------
  Van Kampen LIT Emerging Growth, Class II Shares* (Inception
    Date - N/A)
        Beginning AUV..............................          --             --            --            --        --
        Ending AUV.................................          --             --            --            --        --
        Ending Number of AUs.......................          --             --            --            --        --
------------------------------------------------------------------------------------------------------------------------------
  Van Kampen LIT Growth and Income, Class II Shares* (Inception
    Date - N/A)
        Beginning AUV..............................          --             --            --            --        --
        Ending AUV.................................          --             --            --            --        --
        Ending Number of AUs.......................          --             --            --            --        --
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             AUV - Accumulation Unit Value
             AU - Accumulation Units
             (a) Without election of EstatePlus
             (b) With election of EstatePlus. (This feature became available December 29, 2000. Therefore, Ending Number of
 AUs are not yet available.)
              *  This fund was not available for sale until October 15, 2001.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                APPENDIX B - PRINCIPAL REWARDS PROGRAM EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
I.  DEFERRED PAYMENT ENHANCEMENT

If you elect to participate in the Principal Rewards Program at contract issue, we contribute at least 2% of each Purchase Payment to your contract for each Purchase Payment we receive as an Upfront Payment Enhancement. Any applicable Deferred Payment Enhancement is allocated to your contract on the corresponding Deferred Payment Enhancement Date and, if declared by the Company, is a percentage of your remaining Purchase Payment on the Deferred Payment Enhancement Date. Deferred Purchase Payment Enhancements are reduced proportionately by partial withdrawals of that Purchase Payment prior to the Deferred Payment Enhancement Date.

The examples that follow assume an initial Purchase Payment of $125,000 and that the Deferred Payment Enhancement is 1%.
For purposes of the example, the Deferred Payment Enhancement Date is the 9th anniversary of the Purchase Payment.

EXAMPLE 1 - NO WITHDRAWALS ARE MADE
The Upfront Payment Enhancement allocated to your contract is $2,500 (2% of $125,000).
On your 9th contract anniversary, the Deferred Payment Enhancement Date, your Deferred Payment Enhancement of $1,250 (1% of your remaining Purchase Payment or $125,000) will be allocated to your contract.

EXAMPLE 2 - WITHDRAWAL MADE PRIOR TO DEFERRED PAYMENT ENHANCEMENT DATE
As in Example 1, your Upfront Payment Enhancement is $2,500.
This example also assumes the following:
     1. Your contract value on your 5th contract anniversary is $190,000.
     2. You request a withdrawal of $75,000 on your 5th contract anniversary.
     3. No subsequent Purchase Payments have been made.
     4. No prior withdrawals have been taken.
     5. Funds are not allocated to any of the MVA Fixed Accounts.
On your 5th contract anniversary, your penalty-free earnings in the contract are $65,000 ($190,000 contract value less your $125,000 investment in the contract). Therefore, you are withdrawing $10,000 of your initial Purchase Payment. Your contract value will also be reduced by a $500 withdrawal charge on the $10,000 Purchase Payment (5% of $10,000). Your gross withdrawal is $75,500 of which $10,500 constitutes part of your Purchase Payment.
The withdrawal of $10,500 of your $125,000 Purchase Payment is a withdrawal of 8.4% of your Purchase Payment. Therefore, only 91.6%, or $114,500, of your initial Purchase Payment remains in your contract.
On your 9th contract anniversary, the Deferred Payment Enhancement Date, assuming no other transactions occur affecting the Purchase Payment, we allocate your Deferred Payment Enhancement of $1,145 (1% of your remaining Purchase Payment, $114,500) to your contract.

II.  90 DAY WINDOW
The following hypothetical examples assume that the Company is offering Upfront and Deferred Payment Enhancements in accordance with this chart at the time each Purchase Payment is received:

-----------------------------------------------------------------------------------------------
                                 UPFRONT PAYMENT     DEFERRED PAYMENT
                                   ENHANCEMENT         ENHANCEMENT          DEFERRED PAYMENT
ENHANCEMENT LEVEL                      RATE                RATE             ENHANCEMENT DATE
-----------------------------------------------------------------------------------------------
 Under $40,000                          2%                  0%                    N/A
-----------------------------------------------------------------------------------------------
 $40,000 - $99,999                      4%                  0%                    N/A
-----------------------------------------------------------------------------------------------
                                                                          Nine years from the
 $100,000 - $499,999                    4%                  1%            date we receive each
                                                                           Purchase Payment.
-----------------------------------------------------------------------------------------------
                                                                          Nine years from the
 $500,000 - more                        4%                  2%            date we receive each
                                                                           Purchase Payment.
-----------------------------------------------------------------------------------------------

Contracts issued with the Principal Rewards feature after April 3, 2000, may be eligible for a "Look-Back Adjustment." As of the 90th day after your contract was issued, we will total your Purchase Payments remaining in your contract at that time, without considering any investment gain or loss in contract value on those Purchase Payments. If your total Purchase Payments bring you to an Enhancement Level which, as of the date we issued your contract, would have provided for a higher Upfront and/or Deferred Payment Enhancement Rate on each Purchase Payment, you will get the benefit of the Enhancement Rate(s) that were applicable to that higher Enhancement Level at the time your contract was issued.

This example assumes the following:
1. Current Enhancement Levels, Rates and Dates (beginning December 1, 2000) throughout the first 90 days.
2. No withdrawal in the first 90 days.
3. Initial Purchase Payment of $35,000 on December 1, 2000.
4. Subsequent Purchase Payment of $40,000 on January 15, 2001.
5. Subsequent Purchase Payment of $25,000 on January 30, 2001.
6. Subsequent Purchase Payment of $7,500 on February 12, 2001.
ENHANCEMENT AT THE TIME PURCHASE PAYMENTS ARE RECEIVED

--------------------------------------------------------------------------------------------
                                                                              DEFERRED
                         PURCHASE         UPFRONT         DEFERRED            PAYMENT
       DATE OF            PAYMENT         PAYMENT         PAYMENT           ENHANCEMENT
  PURCHASE PAYMENT        AMOUNT        ENHANCEMENT     ENHANCEMENT             DATE
--------------------------------------------------------------------------------------------
   December 1, 2000       $35,000            2%              0%                 N/A
--------------------------------------------------------------------------------------------
   January 15, 2001       $40,000            4%              0%                 N/A
--------------------------------------------------------------------------------------------
   January 30, 2001       $25,000            4%              1%           January 30, 2010
--------------------------------------------------------------------------------------------
   February 12, 2001      $ 7,500            4%              1%          February 12, 2010
--------------------------------------------------------------------------------------------

ENHANCEMENT ADJUSTMENTS ON THE 90TH DAY FOLLOWING CONTRACT ISSUE
The sum of all Purchase Payments made in the first 90 days of the contract equals $107,500. According to the Enhancement Levels in effect at the time this contract was issued, a $107,500 Purchase Payment would have received a 4% Upfront Payment Enhancement and a 1% Deferred Payment Enhancement. Under the 90 Day Window provision all Purchase Payments made within those first 90 days would receive the benefit of the parameters in place at the time the contract was issued, as if all of the Purchase Payments were received on the date of issue. Thus, the first two Purchase Payments would be adjusted on the 90th day following contract issue, as follows:

--------------------------------------------------------------------------------------------
                                                                              DEFERRED
                         PURCHASE         UPFRONT         DEFERRED            PAYMENT
       DATE OF            PAYMENT         PAYMENT         PAYMENT           ENHANCEMENT
  PURCHASE PAYMENT        AMOUNT        ENHANCEMENT     ENHANCEMENT             DATE
--------------------------------------------------------------------------------------------
   December 1, 2000       $35,000            4%              1%           December 1, 2009
--------------------------------------------------------------------------------------------
   January 15, 2001       $40,000            4%              1%           January 15, 2010
--------------------------------------------------------------------------------------------
   January 30, 2001       $25,000            4%              1%           January 30, 2010
--------------------------------------------------------------------------------------------
   February 12, 2001      $ 7,500            4%              1%          February 12, 2010
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX C - MARKET VALUE ADJUSTMENT ("MVA")
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
The MVA reflects the impact that changing interest rates have on the value of money invested at a fixed interest rate. The longer the period of time remaining in the term you initially agreed to leave your money in the fixed account option, the greater the impact of changing interest rates. The impact of the MVA can be either positive or negative, and is computed by multiplying the amount withdrawn, transferred or switched to the Income Phase by the following factor:

                           [(1+I/(1+J+0.005)]N/12 - 1

                  The MVA formula may differ in certain states where:
        I is the interest rate you are earning on the money invested in the fixed account option;
        J is the interest rate then currently available for the period of time equal to the number of years remaining in the term you initially agreed to leave your money in the fixed account option; and N is the number of full months remaining in the term you initially agreed to leave your money in the fixed account option.
EXAMPLES OF THE MVA
The examples below assume the following:
     (1) You made an initial Purchase Payment of $10,000 and allocated it to the 10-year fixed account option at a rate of 5%;
     (2) You make a partial withdrawal of $4,000 when 1 year (12 months) remains in the 10-year term you initially agreed to leave your money in the fixed account option (N=12); and
     (3) You have not made any other transfers, additional Purchase Payments, or withdrawals.
No withdrawal charges are reflected because your Purchase Payment has been in the contract for nine full years. If a withdrawal charge applies, it is deducted before the MVA. The MVA is assessed on the amount withdrawn less any withdrawal charges.
POSITIVE ADJUSTMENT
Assume that on the date of withdrawal, the interest rate in effect for a new Purchase Payments in the 1-year fixed account option is 4%.
The MVA factor is = [(1+I/(1+J+0.005)]N/12 - 1
                  = [(1.05)/(1.04+0.005)]12/12 - 1
                  = (1.004785)1 - 1
                  = 1.004785 - 1
                  = + 0.004785
The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:
                         $4,000 x (+0.004785) = +$19.14
$19.14 represents the MVA that would be added to your withdrawal.
NEGATIVE ADJUSTMENT
Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year fixed account option is 6%.
The MVA factor is = [(1+I)/(1+J+0.005)]N/12 - 1
                  = [(1.05)/(1.06+0.005)]12/12 - 1
                  = (0.985915)1 - 1
                  = 0.985915 - 1
                  = - 0.014085
The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:
                         $4,000 X (-0.014085) = -$56.34
$56.34 represents the MVA that will be deducted from the money remaining in the 10-year fixed account option.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX D - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Capitalized terms used in this Appendix have the same meaning as they have in prospectus.


The term "withdrawals" as used in describing the death benefit options below is defined as withdrawals and the fees and charges applicable to those withdrawals.


The following details the death benefit options and EstatePlus benefit upon the Continuing Spouse's death:

A. DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:


     1.Purchase Payment Accumulation Option



       If a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:



        a.The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or



        b.The contract value on the Continuation Date (including the Continuation Contribution) plus any Purchase Payments minus any withdrawals made since the Continuation Date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date) plus any Purchase Payments minus withdrawals recorded after the date of death; or



        c.The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if the Continuing Spouse is age 70 or older on the Continuation Date) plus any Purchase Payments less withdrawals recorded after the date of death. The Continuation Contribution is considered a Purchase Payment received on the Continuation Date.



       If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:



        a.The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or



        b.Purchase Payments minus withdrawals made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Contract Issue Date) plus any Purchase Payments minus recorded after the date of death; or



        c.The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if the Continuing Spouse was age 70 or older on the Contract Issue Date) plus any Purchase Payments less withdrawals recorded after the date of death.



     2.Maximum Anniversary Option - if the Continuing Spouse is below age 90 at the time of death, and:



       If a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:



        a.The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or



        b.Continuation Net Purchase Payments plus Purchase Payments made since the Continuation Date; and reduced for withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or



        c.The maximum anniversary value on any contract anniversary occurring after the Continuation Date but prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals recorded since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.



       If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:



        a.The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or



        b.Net Purchase Payments received since the original issue date; or



        c.The maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals recorded since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.



If the Continuing Spouse is age 90 or older at the time of death, under the Maximum Anniversary death benefit, their beneficiary will receive only the contract value at the time we receive all required paperwork and satisfactory proof of death.


B. THE ESTATEPLUS BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

The EstatePlus benefit may increase the death benefit amount. The EstatePlus benefit is only available if the original owner elected EstatePlus and it has not been terminated. If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable, based on the number of years the Continuing Spouse has held the contract since the Continuation Date. The EstatePlus benefit, if any, is added to the death benefit payable under the Purchase Payment Accumulation or the Maximum Anniversary option.

The term "Continuation Net Purchase Payment" is used frequently to describe the EstatePlus benefit payable to the beneficiary of the Continuing Spouse. We define Continuation Net Purchase Payment as Net Purchase Payments made as of the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawal, Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution.

The following table provides the details, if the Continuing Spouse is age 69 or younger on the Continuation Date:

-------------------------------------------------------------
 CONTRACT YEAR         ESTATEPLUS              MAXIMUM
    OF DEATH           PERCENTAGE       ESTATEPLUS PERCENTAGE
-------------------------------------------------------------
 Years 0-4         25% of earnings      40% of Continuation
                                        Net Purchase Payments
-------------------------------------------------------------
 Years 5-9         40% of earnings      65% of Continuation
                                        Net Purchase
                                        Payments*
-------------------------------------------------------------
 Years 10+         50% of earnings      75% of Continuation
                                        Net Purchase
                                        Payments*
-------------------------------------------------------------

If the Continuing Spouse is between their 70th and 81st birthdays on the Continuation Date, the table below shows the available EstatePlus benefit:


-------------------------------------------------------------
 CONTRACT YEAR         ESTATEPLUS              MAXIMUM
    OF DEATH           PERCENTAGE       ESTATEPLUS PERCENTAGE
-------------------------------------------------------------
 All Contract      25% of earnings      40% of Continuation
  Years                                 Net Purchase
                                        Payments*
-------------------------------------------------------------


* Purchase Payments received after the 5(th) year following the Continuation Date must remain in the contract for at least six months to be included as part of Continuation Net Purchase Payments for purpose of the Maximum EstatePlus calculation.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12 month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death.

What is the EstatePlus amount?

We determine the EstatePlus amount based upon a percentage of earnings in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings are defined as (1) minus (2) where

          (1) equals the contract value on the Continuing Spouse's date of death;

          (2) equals the Continuation Net Purchase Payment(s).

What is the Maximum EstatePlus amount?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus amount is a percentage of the Continuation Net Purchase Payments.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           APPENDIX E - PREMIUM TAXES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Premium taxes vary according to the state and are subject to change without notice. In many states, there is no tax at all. Listed below are the current premium tax rates in those states that assess a premium tax. For current information, you should consult your tax adviser.

                                                              QUALIFIED    NON-QUALIFIED
                           STATE                              CONTRACT       CONTRACT
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
California                                                        .50%          2.35%
----------------------------------------------------------------------------------------
Maine                                                               0%             2%
----------------------------------------------------------------------------------------
Nevada                                                              0%           3.5%
----------------------------------------------------------------------------------------
South Dakota                                                        0%          1.25%
----------------------------------------------------------------------------------------
West Virginia                                                       1%             1%
----------------------------------------------------------------------------------------
Wyoming                                                             0%             1%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   APPENDIX F - HYPOTHETICAL EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR
                                    FEATURE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This table assumes $100,000 initial investment in a Non-qualified contract with no withdrawals, additional Purchase Payments or premium taxes.

-------------------------------------------------------------------------------------------------------------
                                   Minimum annual income if you elect to receive income payments
     If at issue                                   on contract anniversary . . .
    you are . . .               7                     10                    15                    20
-------------------------------------------------------------------------------------------------------------
   Male                       6,108                 6,672                 7,716                 8,832
   age 60*
-------------------------------------------------------------------------------------------------------------
   Female                     5,388                 5,880                 6,900                 8,112
   age 60*
-------------------------------------------------------------------------------------------------------------
   Joint**                    4,716                 5,028                 5,544                 5,928
   Male-60
   Female-60
-------------------------------------------------------------------------------------------------------------

 * Life annuity with 10 years guaranteed
** Joint and survivor life annuity with 20 years guaranteed

--------------------------------------------------------------------------------

   Please forward a copy (without charge) of the Polaris(II) Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)

        ------------------------------------------------------------------------
        Name

        ------------------------------------------------------------------------
        Address

        ------------------------------------------------------------------------
        City/State/Zip

Date:  ------------------------------  Signed:  ------------------------------

   Return to: Anchor National Life Insurance Company, Annuity Service Center, P.O. Box 52499, Los Angeles, California 90054-0299
--------------------------------------------------------------------------------

                               [POLARIS II LOGO]

                                   PROSPECTUS

                                OCTOBER 15, 2001



Please read this prospectus carefully         FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS
before investing and keep it for              issued by
future reference. It contains                 ANCHOR NATIONAL LIFE INSURANCE COMPANY
important information about the               in connection with
Polaris(II) Variable Annuity.                 VARIABLE SEPARATE ACCOUNT
                                              The annuity has 42 investment choices -7 fixed account
To learn more about the annuity               options and 35 Variable Portfolios listed below. The 7 fixed
offered by this prospectus, you can           account options include specified periods of 1, 3, 5, 7 and
obtain a copy of the Statement of             10 years and DCA accounts for 6-month and 1-year periods.
Additional Information ("SAI") dated          The 35 Variable Portfolios are part of the Anchor Series
October 15, 2001. The SAI has been            Trust ("AST"), the SunAmerica Series Trust ("SST") or the
filed with the Securities and                 Van Kampen Life Investment Trust ("VKT").
Exchange Commission ("SEC") and is
incorporated by reference into this           STOCKS:
prospectus. The Table of Contents of          MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
the SAI appears on page 24 of this            - Alliance Growth Portfolio                              SST
prospectus. For a free copy of the            - Global Equities Portfolio                              SST
SAI, call us at (800) 445-SUN2 or             - Growth-Income Portfolio                                SST
write to us at our Annuity Service            MANAGED BY DAVIS SELECTED ADVISERS L.P.
Center, P.O. Box 54299, Los Angeles,          - Davis Venture Value Portfolio                          SST
California 90054-0299.                        - Real Estate Portfolio                                  SST
                                              MANAGED BY FEDERATED INVESTORS L.P.
In addition, the SEC maintains a              - Federated Value Portfolio                              SST
website (http://www.sec.gov) that             - Telecom Utility Portfolio                              SST
contains the SAI, materials                   MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT
incorporated by reference and other           - Goldman Sachs Research Portfolio                       SST
information filed electronically with         MANAGED BY MARSICO CAPITAL MANAGEMENT, LLC
the SEC by Anchor National.                   - Marsico Growth Portfolio                               SST
                                              MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
ANNUITIES INVOLVE RISKS, INCLUDING            - MFS Growth & Income Portfolio                          SST
POSSIBLE LOSS OF PRINCIPAL, AND ARE           - MFS Mid-Cap Growth Portfolio                           SST
NOT A DEPOSIT OR OBLIGATION OF, OR            MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC.
GUARANTEED OR ENDORSED BY, ANY BANK.          - International Diversified Equities Portfolio           SST
THEY ARE NOT FEDERALLY INSURED BY THE         - Technology Portfolio                                   SST
FEDERAL DEPOSIT INSURANCE                     MANAGED BY PUTNAM INVESTMENT MANAGEMENT INC.
CORPORATION, THE FEDERAL RESERVE              - Emerging Markets Portfolio                             SST
BOARD OR ANY OTHER AGENCY.                    - International Growth & Income Portfolio                SST
                                              - Putnam Growth Portfolio                                SST
                                              MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
                                              - Aggressive Growth Portfolio                            SST
                                              - Blue Chip Growth Portfolio                             SST
                                              - "Dogs" of Wall Street Portfolio                        SST
                                              - Growth Opportunities Portfolio                         SST
                                              MANAGED BY VAN KAMPEN ASSET MANAGEMENT, INC.
                                              - Van Kampen LIT Comstock Portfolio, Class II Shares     VKT
                                              - Van Kampen LIT Emerging Growth Portfolio, Class II
                                              Shares                      VKT
                                              - Van Kampen LIT Growth and Income Portfolio, Class II
                                              Shares                     VKT
                                              MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
                                              - Capital Appreciation Portfolio                         AST
                                              - Growth Portfolio                                       AST
                                              - Natural Resources Portfolio                            AST
                                              BALANCED:
                                              MANAGED BY WM ADVISORS, INC.
                                              - Asset Allocation Portfolio                             SST
                                              MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
                                              - MFS Total Return Portfolio                             SST
                                              MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
                                              - SunAmerica Balanced Portfolio                          SST
                                              BONDS:
                                              MANAGED BY FEDERATED INVESTORS L.P.
                                              - Corporate Bond Portfolio                               SST
                                              MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL
                                              - Global Bond Portfolio                                  SST
                                              MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC.
                                              - Worldwide High Income Portfolio                        SST
                                              MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
                                              - High-Yield Bond Portfolio                              SST
                                              MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
                                              - Government & Quality Bond Portfolio                    AST
                                              CASH:
                                              MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, LLC
                                              - Cash Management Portfolio                              SST


  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR
     ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
                              A CRIMINAL OFFENSE.

----------------------------------------------------------------
----------------------------------------------------------------
                INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE
----------------------------------------------------------------
----------------------------------------------------------------

Anchor National's Annual Report on Form 10-K for the year ended December 31, 2000 is incorporated herein by reference.

All documents or reports filed by Anchor National under Section 13(a), 13(c), 14, or 15(d) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") after the effective date of this prospectus are also incorporated by reference. Statements contained in this prospectus and subsequently filed documents which are incorporated by reference or deemed to be incorporated by reference are deemed to modify or supersede documents incorporated herein by reference.

Anchor National files its Exchange Act documents and reports, including its annual and quarterly reports on Form 10-K and Form 10-Q, electronically pursuant to EDGAR under CIK No. 0000006342.

Anchor National is subject to the informational requirements of the Securities and Exchange Act of 1934 (as amended). We file reports and other information with the SEC to meet those requirements. You can inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
450 Fifth Street, N.W., Room 1024
Washington, D.C. 20549

CHICAGO, ILLINOIS
500 West Madison Street
Chicago, IL 60661


To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed.


Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the separate account, Anchor National and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

The SEC also maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by Anchor National.

Anchor National will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to Anchor National's Annuity Service Center, as follows:
       Anchor National Life Insurance Company
       Annuity Service Center
       P.O. Box 54299
       Los Angeles, California 90054-0299
       Telephone Number: (800) 445-SUN2

----------------------------------------------------------------
----------------------------------------------------------------
         SECURITIES AND EXCHANGE COMMISSION POSITION ON INDEMNIFICATION
----------------------------------------------------------------
----------------------------------------------------------------

Indemnification for liabilities arising under the Securities Act of 1933 (the "Act") is provided to Anchor National's officers, directors and controlling persons. The SEC has advised that it believes such indemnification is against public policy under the Act and unenforceable. If a claim for indemnification against such liabilities (other than for Anchor National's payment of expenses incurred or paid by its directors, officers or controlling persons in the successful defense of any legal action) is asserted by a director, officer or controlling person of Anchor National in connection with the securities registered under this prospectus, Anchor National will submit to a court with jurisdiction to determine whether the indemnification is against public policy under the Act. Anchor National will be governed by final judgment of the issue. However, if in the opinion of Anchor National's counsel, this issue has been determined by controlling precedent, Anchor National will not submit the issue to a court for determination.

 ------------------------------------------------------------------
 ------------------------------------------------------------------
                         TABLE OF CONTENTS
 ------------------------------------------------------------------
 ------------------------------------------------------------------
 INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE.............     2
 SECURITIES AND EXCHANGE COMMISSION POSITION ON
   INDEMNIFICATION...........................................     2
 GLOSSARY....................................................     3
 HIGHLIGHTS..................................................     4
 FEE TABLES..................................................     5
       Owner Transaction Expenses............................     5
       Contract Maintenance Fee..............................     5
       Annual Separate Account Expenses......................     5
       Optional EstatePlus Fee...............................     5
       Portfolio Expenses....................................     5
 EXAMPLES....................................................     7
 THE POLARIS(II) VARIABLE ANNUITY............................     9
 PURCHASING A POLARIS(II) VARIABLE ANNUITY...................    10
       Allocation of Purchase Payments.......................    10
       Accumulation Units....................................    10
       Free Look.............................................    10
 INVESTMENT OPTIONS..........................................    11
       Variable Portfolios...................................    11
       Anchor Series Trust...................................    11
       SunAmerica Series Trust...............................    11
       VK Life Investment Trust..............................    11
       Fixed Account Options.................................    12
       Market Value Adjustment ("MVA").......................    12
       Transfers During the Accumulation Phase...............    12
       Dollar Cost Averaging.................................    13
       Asset Allocation Rebalancing Program..................    14
       Principal Advantage Program...........................    14
       Voting Rights.........................................    14
       Substitution..........................................    14
 ACCESS TO YOUR MONEY........................................    14
       Systematic Withdrawal Program.........................    15
       Nursing Home Waiver...................................    16
       Minimum Contract Value................................    16
 DEATH BENEFIT...............................................    16
       Purchase Payment Accumulation Option..................    16
       Maximum Anniversary Option............................    16
       EstatePlus............................................    17
       Spousal Continuation..................................    18
 EXPENSES....................................................    18
       Insurance Charges.....................................    18
       Withdrawal Charges....................................    18
       Investment Charges....................................    19
       Contract Maintenance Fee..............................    19
       Transfer Fee..........................................    19
       Optional EstatePlus Fee...............................    19
       Premium Tax...........................................    19
       Income Taxes..........................................    19
       Reduction or Elimination of Charges and Expenses,
         and Additional Amounts Credited.....................    19
 INCOME OPTIONS..............................................    19
       Annuity Date..........................................    19
       Income Options........................................    20
       Fixed or Variable Income Payments.....................    20
       Income Payments.......................................    20
       Transfers During the Income Phase.....................    21
       Deferment of Payments.................................    21
       The Income Protector Feature..........................    21
 TAXES.......................................................    22
       Annuity Contracts in General..........................    22
       Tax Treatment of Distributions - Non-Qualified
       Contracts.............................................    22
       Tax Treatment of Distributions - Qualified
       Contracts.............................................    22
       Minimum Distributions.................................    23
       Tax Treatment of Death Benefits.......................    23
       Contracts Owned by a Trust or Corporation.............    23
       Gifts, Pledges and/or Assignments of a Non-qualified
       Contract..............................................    23
       Diversification.......................................    23
 PERFORMANCE.................................................    24
 OTHER INFORMATION...........................................    24
       Anchor National.......................................    24
       The Separate Account..................................    24
       The General Account...................................    24
       Distribution of the Contract..........................    25
       Administration........................................    25
       Legal Proceedings.....................................    25
       Ownership.............................................    25
       Custodian.............................................    25
       Independent Accountants...............................    25
       Registration Statement................................    25
 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL
   INFORMATION...............................................    26
 APPENDIX A - CONDENSED FINANCIAL INFORMATION................   A-1
 APPENDIX B - MARKET VALUE ADJUSTMENT ("MVA")................   B-1
 APPENDIX C - DEATH BENEFITS FOLLOWING SPOUSAL
   CONTINUATION..............................................   C-1
 APPENDIX D - PREMIUM TAXES..................................   D-1
 APPENDIX E - HYPOTHETICAL EXAMPLE OF THE OPERATION OF THE
   INCOME PROTECTOR FEATURE..................................   E-1
 ------------------------------------------------------------------
 ------------------------------------------------------------------
                              GLOSSARY
 ------------------------------------------------------------------
 ------------------------------------------------------------------
 We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.
 ACCUMULATION PHASE - The period during which you invest money in your contract.
 ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation
 Phase.
 ANNUITANT(S) - The person(s) on whose life (lives) we base income payments.
 ANNUITY DATE - The date on which income payments are to begin, as selected by you.
 ANNUITY UNITS - A measurement we use to calculate the amount of income payments you receive from the variable portion of your contract during the Income Phase.
 BENEFICIARY - The person designated to receive any benefits under the contract if you or the Annuitant dies.
 COMPANY - Anchor National Life Insurance Company, We, Us, the
 insurer which issues this contract.
 INCOME PHASE - The period during which we make income payments to you.
 IRS - The Internal Revenue Service.
 NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account
 ("IRA").
 PURCHASE PAYMENTS - The money you give us to buy the contract, as well as any additional money you give us to invest in the contract after you own it.
 QUALIFIED (CONTRACT) - A contract purchased with pretax dollars.
 These contracts are generally purchased under a pension plan, specially sponsored program or IRA.
 TRUSTS - Refers to the Anchor Series Trust, the SunAmerica Series
 Trust and the Van Kampen Life Investment Trust collectively.
 VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio has its own investment objective and is invested in the underlying investments of the
 Anchor Series Trust, the SunAmerica Series Trust or the Van Kampen
 Life Investment Trust.


ALL FINANCIAL REPRESENTATIVES OR AGENTS THAT SELL THE CONTRACTS OFFERED BY THIS PROSPECTUS ARE REQUIRED TO DELIVER A PROSPECTUS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Polaris(II) Variable Annuity is a contract between you and Anchor National Life Insurance Company ("Anchor National"). It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.

FREE LOOK: If you cancel your contract within 10 days after receiving it (or whatever period is required in your state), we will cancel the contract without charging a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request. This amount may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. Please see PURCHASING A POLARIS(II) VARIABLE ANNUITY in the prospectus.

EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $35 contract maintenance fee from your contract, which may be waived for contracts of $50,000 or more. We also deduct insurance charges, which equal 1.52% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios. If you elect optional features available under the contract we may charge additional fees for these features. A separate withdrawal charge schedule applies to each Purchase Payment. The amount of the withdrawal charge declines over time. After a Purchase Payment has been in the contract for seven complete years, withdrawal charges no longer apply to that portion of the Purchase Payment. Please see the FEE TABLE, PURCHASING A POLARIS(II) VARIABLE ANNUITY and EXPENSES in the prospectus.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. Please see ACCESS TO YOUR MONEY and TAXES in the prospectus.

DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. Please see DEATH BENEFITS in the prospectus.

INCOME OPTIONS: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis or a combination of both. You may also chose from five different income options, including an option for income that you cannot outlive. Please see INCOME OPTIONS in the prospectus.

INQUIRIES: If you have questions about your contract call your financial representative or contact us at Anchor National Life Insurance Company Annuity Service Center P.O. Box 54299 Los Angeles, California 90054-0299. Telephone
Number: (800) 445-SUN2.


ANCHOR NATIONAL OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY PRODUCTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. EACH PRODUCT MAY OFFER DIFFERENT FEATURES AND BENEFITS AND CORRESPONDINGLY DIFFERENT FEES AND CHARGES. WHEN WORKING WITH YOUR FINANCIAL ADVISOR TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS YOU SHOULD CONSIDER, AMONG OTHER THINGS WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR LONG-TERM RETIREMENT SAVINGS GOALS.


PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   FEE TABLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE (AS A PERCENTAGE OF EACH PURCHASE PAYMENT)

YEARS:..........................   1    2    3    4    5    6    7    8
                                  7%   6%   5%   4%   3%   2%   1%   0%

TRANSFER FEE..........  No charge for first 15 transfers each contract year; thereafter, fee is $25
                        ($10 in Pennsylvania and Texas) per
                        transfer

  CONTRACT MAINTENANCE FEE*
        $35 ($30 in North Dakota)
    *waived if contract value is $50,000 or more

  ANNUAL SEPARATE ACCOUNT EXPENSES

  (AS A PERCENTAGE OF YOUR DAILY NET ASSET VALUE)


   Mortality and Expense Risk Charge........................  1.37%
   Distribution Expense Charge..............................  0.15%
                                                              -----
     TOTAL SEPARATE ACCOUNT EXPENSES                          1.52%
                                                              =====

  OPTIONAL ESTATEPLUS FEE
 (ESTATEPLUS, AN ENHANCED DEATH BENEFIT FEATURE, IS OPTIONAL AND IF ELECTED, THE FEE IS AN ANNUALIZED CHARGE THAT IS DEDUCTED DAILY.)

  Fee as a percentage of your daily net asset value.........  0.25%

                               PORTFOLIO EXPENSES
                              ANCHOR SERIES TRUST
    (AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE TRUST'S FISCAL YEAR ENDED
                               DECEMBER 31, 2000)

                                                              MANAGEMENT         OTHER        TOTAL ANNUAL
                         PORTFOLIO                                FEE          EXPENSES         EXPENSES
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Capital Appreciation*                                            0.70%           0.05%            0.75%
-----------------------------------------------------------------------------------------------------------
Government and Quality Bond                                      0.59%           0.08%            0.67%
-----------------------------------------------------------------------------------------------------------
Growth                                                           0.66%           0.05%            0.71%
-----------------------------------------------------------------------------------------------------------
Natural Resources                                                0.75%           0.17%            0.92%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

* The expenses noted here are restated to reflect a management fee increase for the portfolio which became effective on August 1, 2000 following approval by the Board of Trustees or the Trust and shareholders. Actual management fees and total annual expenses incurred at fiscal year end were 0.65% and 0.70%, respectively.

                            SUNAMERICA SERIES TRUST
(AS A PERCENTAGE OF AVERAGE NET ASSETS AFTER REIMBURSEMENT OR WAIVER OF EXPENSES
              FOR THE TRUST'S FISCAL YEAR ENDED JANUARY 31, 2001)

                                                              MANAGEMENT         OTHER        TOTAL ANNUAL
                         PORTFOLIO                                FEE          EXPENSES         EXPENSES
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Aggressive Growth                                                0.66%           0.04%            0.70%
-----------------------------------------------------------------------------------------------------------
Alliance Growth                                                  0.60%           0.04%            0.64%
-----------------------------------------------------------------------------------------------------------
Asset Allocation                                                 0.59%           0.05%            0.64%
-----------------------------------------------------------------------------------------------------------
Blue Chip Growth(1,4)                                            0.70%           0.15%            0.85%
-----------------------------------------------------------------------------------------------------------
Cash Management(5)                                               0.49%           0.03%            0.52%
-----------------------------------------------------------------------------------------------------------
Corporate Bond                                                   0.62%           0.07%            0.69%
-----------------------------------------------------------------------------------------------------------
Davis Venture Value                                              0.71%           0.04%            0.75%
-----------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street                                            0.60%           0.12%            0.72%
-----------------------------------------------------------------------------------------------------------
Emerging Markets(2)                                              1.25%           0.32%            1.57%
-----------------------------------------------------------------------------------------------------------
Federated Value                                                  0.70%           0.06%            0.76%
-----------------------------------------------------------------------------------------------------------
Global Bond                                                      0.69%           0.12%            0.81%
-----------------------------------------------------------------------------------------------------------
Global Equities                                                  0.70%           0.14%            0.84%
-----------------------------------------------------------------------------------------------------------
Goldman Sachs Research(1,3,4)                                    1.20%           0.15%            1.35%
-----------------------------------------------------------------------------------------------------------
Growth-Income                                                    0.53%           0.04%            0.57%
-----------------------------------------------------------------------------------------------------------
Growth Opportunities(1,4)                                        0.75%           0.25%            1.00%
-----------------------------------------------------------------------------------------------------------
High-Yield Bond(2)                                               0.63%           0.08%            0.71%
-----------------------------------------------------------------------------------------------------------
International Diversified Equities                               1.00%           0.21%            1.21%
-----------------------------------------------------------------------------------------------------------
International Growth and Income                                  0.95%           0.23%            1.18%
-----------------------------------------------------------------------------------------------------------
Marsico Growth(1,3,4)                                            0.85%           0.15%            1.00%
-----------------------------------------------------------------------------------------------------------
MFS Growth and Income                                            0.70%           0.06%            0.76%
-----------------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth(1,2)                                          0.75%           0.07%            0.82%
-----------------------------------------------------------------------------------------------------------
MFS Total Return(2)                                              0.66%           0.08%            0.74%
-----------------------------------------------------------------------------------------------------------
Putnam Growth                                                    0.75%           0.04%            0.79%
-----------------------------------------------------------------------------------------------------------
Real Estate                                                      0.80%           0.16%            0.96%
-----------------------------------------------------------------------------------------------------------
SunAmerica Balanced                                              0.59%           0.05%            0.64%
-----------------------------------------------------------------------------------------------------------
Technology(4)                                                    1.20%           0.29%            1.49%
-----------------------------------------------------------------------------------------------------------
Telecom Utility(2,6)                                             0.75%           0.09%            0.84%
-----------------------------------------------------------------------------------------------------------
Worldwide High Income                                            1.00%           0.10%            1.10%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

   (1) For this portfolio, the advisor, SunAmerica Asset Management Corp., has voluntarily agreed to waive fees or expenses, if necessary, to keep operating expenses at or below established maximum amounts. All waivers or reimbursements may be terminated at any time. Only certain portfolios relied on these waivers and/or reimbursements during this fiscal year as follows: Absent fee waivers or reimbursement of expenses by the adviser or custody credits, you would have incurred the following expenses during the last fiscal year: Blue Chip Growth 1.81%, Goldman Sachs Research 1.63%; Growth Opportunities 1.26%; and Marsico Growth 4.73%. Absent recoupment of expenses by the adviser, the Total Annual Expenses during the last fiscal year for the Emerging Markets Portfolio would have been 1.53%. For MFS Mid-Cap Growth Portfolio, the adviser recouped prior year expense reimbursements that were mathematically insignificant, resulting in the expense ratio before and after recoupment remaining at 0.82%.
   (2) Gross of custody credits of 0.01%.
   (3) The ratio reflects an expense cap of 1.35% and 1.00% for Goldman Sachs Research and Marsico Growth, respectively, which is net of custody credits of 0.01% and 0.44% and respectively, or waivers/reimbursements if applicable.
   (4) Annualized.
   (5) Formerly managed by SunAmerica Asset Management Corp.
   (6) Prior to July 5, 2000, the Telecom Utility Portfolio was named Utility Portfolio. The name change will not result in any modifications to the portfolio's principal investment goal or fundamental investment policies.

                        VAN KAMPEN LIFE INVESTMENT TRUST


(AS A PERCENTAGE OF AVERAGE NET ASSETS AFTER REIMBURSEMENT OR WAIVER OF EXPENSES
              FOR THE TRUST'S FISCAL YEAR ENDED DECEMBER 31, 2000)



                                                              MANAGEMENT       SERVICE        OTHER        TOTAL ANNUAL
                         PORTFOLIO                                FEE            FEE        EXPENSES         EXPENSES
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock(1,4)                                     0.00%          0.25%         0.95%            1.20%
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth(2)                                0.70%          0.25%         0.05%            1.00%
------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income(3,4)                            0.57%          0.25%         0.18%            1.00%
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------



   (1)Van Kampen Life Investment Trust Comstock Portfolio, Class II Shares.


   (2)Van Kampen Life Investment Trust Emerging Growth Portfolio, Class II
      Shares.


   (3)Van Kampen Life Investment Trust Growth and Income Portfolio, Class II Shares.


   (4)For this portfolio, the advisor, Van Kampen Asset Management, Inc. has agreed to waive fees and/or reimburse expenses, if necessary, to keep operating expenses at or below established maximum amounts. Absent these waivers or reimbursements, the expenses were as follows, Van Kampen LIT Comstock 2.38% and Van Kampen LIT Growth and Income 1.03%.


     THE ABOVE PORTFOLIO EXPENSES WERE PROVIDED BY THE TRUSTS. WE HAVE NOT
            INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
You will pay the following expenses on a $1,000 investment in each Variable Portfolio, assuming a 5% annual return on assets, Portfolio Expenses after waiver, reimbursement or recoupment (assuming the waiver, reimbursement or recoupment will continue for the period shown), if applicable and:
        (a) you surrender the contract at the end of the stated time period and no optional features are elected.
        (b) you surrender the contract at the end of the stated time period and you elect the optional EstatePlus benefit.
        (c) you do not surrender the contract and no optional features are elected.*
        (d) you do not surrender the contract and you elect the optional EstatePlus benefit.

                         PORTFOLIO                             1 YEAR       3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Capital Appreciation                                           (a) $ 94     (a) $124     (a) $156     (a) $269
                                                               (b) $ 96     (b) $131     (b) $168     (b) $294
                                                               (c) $ 24     (c) $ 74     (c) $126     (c) $269
                                                               (d) $ 26     (d) $ 81     (d) $138     (d) $294
--------------------------------------------------------------------------------------------------------------
Government and Quality Bond                                    (a) $ 93     (a) $121     (a) $152     (a) $261
                                                               (b) $ 96     (b) $129     (b) $164     (b) $286
                                                               (c) $ 23     (c) $ 71     (c) $122     (c) $261
                                                               (d) $ 26     (d) $ 79     (d) $134     (d) $286
--------------------------------------------------------------------------------------------------------------
Growth                                                         (a) $ 93     (a) $122     (a) $154     (a) $265
                                                               (b) $ 96     (b) $130     (b) $166     (b) $290
                                                               (c) $ 23     (c) $ 72     (c) $124     (c) $265
                                                               (d) $ 26     (d) $ 80     (d) $136     (d) $290
--------------------------------------------------------------------------------------------------------------
Natural Resources                                              (a) $ 96     (a) $129     (a) $164     (a) $286
                                                               (b) $ 98     (b) $136     (b) $177     (b) $311
                                                               (c) $ 26     (c) $ 79     (c) $134     (c) $286
                                                               (d) $ 28     (d) $ 86     (d) $147     (d) $311
--------------------------------------------------------------------------------------------------------------
Aggressive Growth                                              (a) $ 93     (a) $122     (a) $153     (a) $264
                                                               (b) $ 96     (b) $130     (b) $166     (b) $289
                                                               (c) $ 23     (c) $ 72     (c) $123     (c) $264
                                                               (d) $ 26     (d) $ 80     (d) $136     (d) $289
--------------------------------------------------------------------------------------------------------------
Alliance Growth                                                (a) $ 93     (a) $120     (a) $150     (a) $258
                                                               (b) $ 95     (b) $128     (b) $163     (b) $283
                                                               (c) $ 23     (c) $ 70     (c) $120     (c) $258
                                                               (d) $ 25     (d) $ 78     (d) $133     (d) $283
--------------------------------------------------------------------------------------------------------------
Asset Allocation                                               (a) $ 93     (a) $120     (a) $150     (a) $258
                                                               (b) $ 95     (b) $128     (b) $163     (b) $283
                                                               (c) $ 23     (c) $ 70     (c) $120     (c) $258
                                                               (d) $ 25     (d) $ 78     (d) $133     (d) $283
--------------------------------------------------------------------------------------------------------------
Blue Chip Growth                                               (a) $ 95     (a) $127     (a) $161     (a) $279
                                                               (b) $ 97     (b) $134     (b) $173     (b) $304
                                                               (c) $ 25     (c) $ 77     (c) $131     (c) $279
                                                               (d) $ 27     (d) $ 84     (d) $143     (d) $304
--------------------------------------------------------------------------------------------------------------
Cash Management                                                (a) $ 92     (a) $117     (a) $144     (a) $246
                                                               (b) $ 94     (b) $124     (b) $157     (b) $271
                                                               (c) $ 22     (c) $ 67     (c) $114     (c) $246
                                                               (d) $ 24     (d) $ 74     (d) $127     (d) $271
--------------------------------------------------------------------------------------------------------------
Corporate Bond                                                 (a) $ 93     (a) $122     (a) $153     (a) $263
                                                               (b) $ 96     (b) $129     (b) $165     (b) $288
                                                               (c) $ 23     (c) $ 72     (c) $123     (c) $263
                                                               (d) $ 26     (d) $ 79     (d) $135     (d) $288
--------------------------------------------------------------------------------------------------------------
Davis Venture Value                                            (a) $ 94     (a) $124     (a) $156     (a) $269
                                                               (b) $ 96     (b) $131     (b) $168     (b) $294
                                                               (c) $ 24     (c) $ 74     (c) $126     (c) $269
                                                               (d) $ 26     (d) $ 81     (d) $138     (d) $294
--------------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street                                          (a) $ 94     (a) $123     (a) $154     (a) $266
                                                               (b) $ 96     (b) $130     (b) $167     (b) $291
                                                               (c) $ 24     (c) $ 73     (c) $124     (c) $266
                                                               (d) $ 26     (d) $ 80     (d) $137     (d) $291
--------------------------------------------------------------------------------------------------------------
Emerging Markets                                               (a) $102     (a) $148     (a) $196     (a) $348
                                                               (b) $105     (b) $155     (b) $208     (b) $371
                                                               (c) $ 32     (c) $ 98     (c) $166     (c) $348
                                                               (d) $ 35     (d) $105     (d) $178     (d) $371
--------------------------------------------------------------------------------------------------------------
Federated Value                                                (a) $ 94     (a) $124     (a) $156     (a) $270
                                                               (b) $ 96     (b) $131     (b) $169     (b) $295
                                                               (c) $ 24     (c) $ 74     (c) $126     (c) $270
                                                               (d) $ 26     (d) $ 81     (d) $139     (d) $295
--------------------------------------------------------------------------------------------------------------
Global Bond                                                    (a) $ 94     (a) $125     (a) $159     (a) $275
                                                               (b) $ 97     (b) $133     (b) $171     (b) $300
                                                               (c) $ 24     (c) $ 75     (c) $129     (c) $275
                                                               (d) $ 27     (d) $ 83     (d) $141     (d) $300
--------------------------------------------------------------------------------------------------------------
Global Equities                                                (a) $ 95     (a) $126     (a) $160     (a) $278
                                                               (b) $ 97     (b) $134     (b) $173     (b) $303
                                                               (c) $ 25     (c) $ 76     (c) $130     (c) $278
                                                               (d) $ 27     (d) $ 84     (d) $143     (d) $303
--------------------------------------------------------------------------------------------------------------
* We do not currently charge a surrender charge upon annuitization unless the contract is annuitized using the
  Income Protector feature. We assess the applicable surrender charge upon annuitization under the Income
  Protector feature assuming a full surrender of your contract.

                         PORTFOLIO                             1 YEAR       3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Goldman Sachs Research                                         (a) $100     (a) $141     (a) $186     (a) $328
                                                               (b) $102     (b) $149     (b) $198     (b) $351
                                                               (c) $ 30     (c) $ 91     (c) $156     (c) $328
                                                               (d) $ 32     (d) $ 99     (d) $168     (d) $351
--------------------------------------------------------------------------------------------------------------
Growth-Income                                                  (a) $ 92     (a) $118     (a) $147     (a) $251
                                                               (b) $ 95     (b) $126     (b) $159     (b) $276
                                                               (c) $ 22     (c) $ 68     (c) $117     (c) $251
                                                               (d) $ 25     (d) $ 76     (d) $129     (d) $276
--------------------------------------------------------------------------------------------------------------
Growth Opportunities                                           (a) $ 96     (a) $131     (a) $168     (a) $294
                                                               (b) $ 99     (b) $139     (b) $181     (b) $318
                                                               (c) $ 26     (c) $ 81     (c) $138     (c) $294
                                                               (d) $ 29     (d) $ 89     (d) $151     (d) $318
--------------------------------------------------------------------------------------------------------------
High-Yield Bond                                                (a) $ 93     (a) $122     (a) $154     (a) $265
                                                               (b) $ 96     (b) $130     (b) $166     (b) $290
                                                               (c) $ 23     (c) $ 72     (c) $124     (c) $265
                                                               (d) $ 26     (d) $ 80     (d) $136     (d) $290
--------------------------------------------------------------------------------------------------------------
International Diversified Equities                             (a) $ 98     (a) $137     (a) $179     (a) $314
                                                               (b) $101     (b) $145     (b) $191     (b) $338
                                                               (c) $ 28     (c) $ 87     (c) $149     (c) $314
                                                               (d) $ 31     (d) $ 95     (d) $161     (d) $338
--------------------------------------------------------------------------------------------------------------
International Growth and Income                                (a) $ 98     (a) $136     (a) $177     (a) $312
                                                               (b) $101     (b) $144     (b) $190     (b) $335
                                                               (c) $ 28     (c) $ 86     (c) $147     (c) $312
                                                               (d) $ 31     (d) $ 94     (d) $160     (d) $335
--------------------------------------------------------------------------------------------------------------
Marsico Growth                                                 (a) $ 96     (a) $131     (a) $168     (a) $294
                                                               (b) $ 99     (b) $139     (b) $181     (b) $318
                                                               (c) $ 26     (c) $ 81     (c) $138     (c) $294
                                                               (d) $ 29     (d) $ 89     (d) $151     (d) $318
--------------------------------------------------------------------------------------------------------------
MFS Growth and Income                                          (a) $ 94     (a) $124     (a) $156     (a) $270
                                                               (b) $ 96     (b) $131     (b) $169     (b) $295
                                                               (c) $ 24     (c) $ 74     (c) $126     (c) $270
                                                               (d) $ 26     (d) $ 81     (d) $139     (d) $295
--------------------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth                                             (a) $ 95     (a) $126     (a) $159     (a) $276
                                                               (b) $ 97     (b) $133     (b) $172     (b) $301
                                                               (c) $ 25     (c) $ 76     (c) $129     (c) $276
                                                               (d) $ 27     (d) $ 83     (d) $142     (d) $301
--------------------------------------------------------------------------------------------------------------
MFS Total Return                                               (a) $ 94     (a) $123     (a) $155     (a) $268
                                                               (b) $ 96     (b) $131     (b) $168     (b) $293
                                                               (c) $ 24     (c) $ 73     (c) $125     (c) $268
                                                               (d) $ 26     (d) $ 81     (d) $138     (d) $293
--------------------------------------------------------------------------------------------------------------
Putnam Growth                                                  (a) $ 94     (a) $125     (a) $158     (a) $273
                                                               (b) $ 97     (b) $132     (b) $170     (b) $298
                                                               (c) $ 24     (c) $ 75     (c) $128     (c) $273
                                                               (d) $ 27     (d) $ 82     (d) $140     (d) $298
--------------------------------------------------------------------------------------------------------------
Real Estate                                                    (a) $ 96     (a) $130     (a) $166     (a) $290
                                                               (b) $ 98     (b) $137     (b) $179     (b) $314
                                                               (c) $ 26     (c) $ 80     (c) $136     (c) $290
                                                               (d) $ 28     (d) $ 87     (d) $149     (d) $314
--------------------------------------------------------------------------------------------------------------
SunAmerica Balanced                                            (a) $ 93     (a) $120     (a) $150     (a) $258
                                                               (b) $ 95     (b) $128     (b) $163     (b) $283
                                                               (c) $ 23     (c) $ 70     (c) $120     (c) $258
                                                               (d) $ 25     (d) $ 78     (d) $133     (d) $283
--------------------------------------------------------------------------------------------------------------
Technology                                                     (a) $101     (a) $146     (a) $192     (a) $341
                                                               (b) $104     (b) $153     (b) $204     (b) $364
                                                               (c) $ 31     (c) $ 96     (c) $162     (c) $341
                                                               (d) $ 34     (d) $103     (d) $174     (d) $364
--------------------------------------------------------------------------------------------------------------
Telecom Utility                                                (a) $ 95     (a) $126     (a) $160     (a) $278
                                                               (b) $ 97     (b) $134     (b) $173     (b) $303
                                                               (c) $ 25     (c) $ 76     (c) $130     (c) $278
                                                               (d) $ 27     (d) $ 84     (d) $143     (d) $303
--------------------------------------------------------------------------------------------------------------
Worldwide High Income                                          (a) $ 97     (a) $134     (a) $173     (a) $304
                                                               (b) $100     (b) $141     (b) $186     (b) $328
                                                               (c) $ 27     (c) $ 84     (c) $143     (c) $304
                                                               (d) $ 30     (d) $ 91     (d) $156     (d) $328
--------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class II Shares                       (a) $119     (a) $169     (a) $211     (a) $320
                                                               (b) $121     (b) $176     (b) $224     (b) $344
                                                               (c) $ 29     (c) $ 89     (c) $151     (c) $320
                                                               (d) $ 31     (d) $ 96     (d) $164     (d) $344
--------------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth, Class II Shares                (a) $117     (a) $163     (a) $201     (a) $300
                                                               (b) $119     (b) $170     (b) $214     (b) $325
                                                               (c) $ 27     (c) $ 83     (c) $141     (c) $300
                                                               (d) $ 29     (d) $ 90     (d) $154     (d) $325
--------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II Shares              (a) $117     (a) $163     (a) $201     (a) $300
                                                               (b) $119     (b) $170     (b) $214     (b) $325
                                                               (c) $ 27     (c) $ 83     (c) $141     (c) $300
                                                               (d) $ 29     (d) $ 90     (d) $154     (d) $325
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

EXPLANATION OF FEE TABLES AND EXAMPLES

1. The purpose of the Fee Tables is to show you the various expenses you would incur directly and indirectly by investing in the contract. The tables represent both fees at the separate account (contract level) as well as portfolio company investment management expenses. Additional information on the portfolio company fees can be found in the Trust prospectuses located behind this prospectus.

2. For certain Variable Portfolios, the adviser, SunAmerica Asset Management Corp., has voluntarily agreed to waive fees or reimburse certain expenses, if necessary, to keep annual operating expenses at or below the lesser of the maximum allowed by any applicable state expense limitations or the following percentages of each Variable Portfolio's average net assets: Blue Chip Growth 0.85%; Emerging Markets 1.90% (recouping prior expense reimbursements); Goldman Sachs Research 1.35%; Growth Opportunities 1.00%; Marsico Growth 1.00%; MFS Mid-Cap Growth 1.15% (recouping prior expense reimbursements); Technology 1.55%. The adviser also may voluntarily waive or reimburse additional amounts to increase a Variable Portfolio's investment return. All waivers and/or reimbursements may be terminated at any time. Furthermore, the adviser may recoup any waivers or reimbursements within two years after such waivers or reimbursements are granted, provided that the Variable Portfolio is able to make such payment and remain in compliance with the foregoing expense limitations.


3. In addition to the stated assumptions, the Examples also assume an insurance charge of 1.52% and that no transfer fees were imposed. In calculating the Examples, we convert the contract maintenance fee of $35 to a percentage using an assumed contract value of $40,000. Although premium taxes may apply in certain states, they are not reflected in the Examples.


4. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

THE HISTORICAL ACCUMULATION UNIT VALUES ARE CONTAINED IN APPENDIX A -- CONDENSED
                             FINANCIAL INFORMATION.

----------------------------------------------------------------
----------------------------------------------------------------
                        THE POLARIS(II) VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

An annuity is a contract between you and an insurance company. You are the owner of the contract. The contract provides three main benefits:

     - Tax Deferral: This means that you do not pay taxes on your earnings from the annuity until you withdraw them.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: If elected, you receive a stream of income for your lifetime, or another available period you select.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits which may be valuable to you. You should fully discuss this decision with your financial representative.

This annuity was developed to help you contribute to your retirement savings. This annuity works in two stages, the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make payments into the contract. The Income Phase begins when you request us to start making income payments to you out of the money accumulated in your contract.


The contract is called a "variable" annuity because it allows you to invest in variable portfolios which, like mutual funds, have different investment objectives and performance which varies. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest. This contract currently offers 35 Variable Portfolios.


The contract also offers several fixed account options for varying time periods. Fixed account options earn interest at a rate set and guaranteed by Anchor National. If you allocate money to the fixed account options, the amount of money that accumulates in the contract depends on the total interest credited to the particular fixed account option(s) in which you invest.


For more information on investment options available under this contract SEE INVESTMENT OPTIONS ON PAGE 11.


This annuity is designed to assist in contributing to retirement savings of investors whose personal circumstances allow for a long-term investment time horizon. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on the taxable portion of any withdrawal made prior to your reaching age 59 1/2. Additionally, this contract provides that you will be charged a withdrawal charge on each Purchase Payment withdrawn if that Purchase Payment has not been invested in this contract for at least 7 years. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

Anchor National Life Insurance Company (Anchor National, The Company, Us, We) issues the PolarisII Variable Annuity. When you purchase a PolarisII Variable Annuity, a contract exists between you and Anchor National. The Company is a stock life insurance company organized under the laws of the state of Arizona. Its principal place of business is

1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. Anchor National is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

----------------------------------------------------------------
----------------------------------------------------------------
                   PURCHASING A POLARIS(II) VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.


The following chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-qualified for tax purposes. FOR FURTHER EXPLANATION, SEE TAXES ON PAGE 22.


-----------------------------------------------------------
                                              Minimum
                       Minimum Initial       Subsequent
                       Purchase Payment   Purchase Payment
-----------------------------------------------------------
      Qualified             $2,000              $250
-----------------------------------------------------------
    Non-Qualified           $5,000              $500
-----------------------------------------------------------

Prior Company approval is required to accept Purchase Payments greater than $1,500,000 (or greater than $1,330,000 if EstatePlus is elected). The Company reserves the right to refuse any Purchase Payment including one which would cause total Purchase Payments to exceed $1,500,000 (or $1,330,000 if Estate Plus is elected) at the time of the Purchase Payment. Also, the optional automatic payment plan allows you to make subsequent Purchase Payments of as little as $20.

In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. In addition, we may not issue a contract to anyone age 91 or older. You may not elect the EstatePlus benefit if you are age 81 or older at the time of contract issue.

We allow spouses to jointly own this contract. However, the age of the older spouse is used to determine the availability of any age driven benefits. The addition of a joint owner after the contract has been issued is contingent upon prior review and approval by the Company.

ALLOCATION OF PURCHASE PAYMENTS


We invest your Purchase Payments in the fixed and variable investment options according to your instructions. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your last allocation instructions. SEE INVESTMENT OPTIONS ON PAGE 11.


In order to issue your contract, we must receive your completed application, Purchase Payment allocation instructions and any other required paperwork at our principal place of business. We allocate your initial Purchase Payment within two days of receiving it. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days we will send your money back to you; or ask your permission to keep your money until we get the information necessary to issue the contract.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the separate account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before 1 p.m. Pacific Standard Time, or on the next business day's unit value if we receive your money after 1 p.m. Pacific Standard Time. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the New York Stock Exchange ("NYSE") is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable contract charges; and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to the Global Bond Portfolio. We determine that the value of an Accumulation Unit for the Global Bond Portfolio is $11.10 when the NYSE closes on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2252.2523 Accumulation Units for the Global Bond Portfolio.

Performance of the Variable Portfolios and expenses under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

FREE LOOK

You may cancel your contract within ten days after receiving it (or longer if required by state law). We call this a "free look." To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.

If you decide to cancel your contract during the free look period, we will refund to you the value of your contract on the day we receive your request. The amount returned to you may be more or less than your original investment.

Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. With respect to those contracts, we reserve the right to put your money in the Cash Management Portfolio during the free look period and will allocate your money according to your instructions at the end of the applicable free look period.

Currently, we do not put your money in the Cash Management Portfolio during the free look period unless you allocate your money to it. If your contract was issued in a state requiring return of Purchase Payments or as an IRA and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract. At the end of the free look period, we allocate your money according to your instructions.

----------------------------------------------------------------
----------------------------------------------------------------
                               INVESTMENT OPTIONS
----------------------------------------------------------------
----------------------------------------------------------------

VARIABLE PORTFOLIOS


The contract currently offers 35 Variable Portfolios. These Variable Portfolios invest in shares of the Anchor Series Trust, the SunAmerica Series Trust and the Van Kampen Life Investment Trust (the "Trusts"). Additional Variable Portfolios may be available in the future. The Variable Portfolios operate similar to a mutual fund but are only available through the purchase of certain insurance contracts.


SunAmerica Asset Management Corp., an indirect wholly owned subsidiary of AIG, is the investment adviser to the Trusts. The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by Anchor National, and other affiliated/unaffiliated insurance companies. Neither Anchor National nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The adviser monitors the Trusts for potential conflicts.

The Variable Portfolios along with their respective subadvisers are listed below:

     ANCHOR SERIES TRUST

Wellington Management Company, LLP serves as subadviser to the Anchor Series Trust Portfolios. Anchor Series Trust ("AST") has investment portfolios in addition to those listed below which are not available for investment under the contract.

     SUNAMERICA SERIES TRUST

Various subadvisers provide investment advice for the SunAmerica Series Trust Portfolios. SunAmerica Series Trust ("SST") has investment portfolios in addition to those listed below which are not available for investment under the contract.


     VAN KAMPEN LIFE INVESTMENT TRUST



Van Kampen Asset Management Inc. provides investment advice for the Van Kampen Life Investment Trust ("VKT") portfolios. Van Kampen Life Investment Trust has investment portfolios in addition to those listed here which are not available for investment under the contract.


STOCKS:
  MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
     - Alliance Growth Portfolio                                             SST
     - Global Equities Portfolio                                             SST
     - Growth-Income Portfolio                                               SST
  MANAGED BY DAVIS SELECTED ADVISERS L.P.
     - Davis Venture Value Portfolio                                         SST
     - Real Estate Portfolio                                                 SST
  MANAGED BY FEDERATED INVESTORS L.P.
     - Federated Value Portfolio                                             SST
     - Telecom Utility Portfolio                                             SST
  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT
     - Goldman Sachs Research Portfolio                                      SST
  MANAGED BY MARSICO CAPITAL MANAGEMENT, LLC
     - Marsico Growth Portfolio                                              SST
  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
     - MFS Growth & Income Portfolio                                         SST
     - MFS Mid-Cap Growth Portfolio                                          SST
  MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC.
     - International Diversified Equities Portfolio                          SST
     - Technology Portfolio                                                  SST
  MANAGED BY PUTNAM INVESTMENT MANAGEMENT INC.
     - Emerging Markets Portfolio                                            SST
     - International Growth & Income Portfolio                               SST
     - Putnam Growth Portfolio                                               SST
  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
     - Aggressive Growth Portfolio                                           SST
     - Blue Chip Growth Portfolio                                            SST
     - "Dogs" of Wall Street Portfolio                                       SST
     - Growth Opportunities Portfolio                                        SST

  MANAGED BY VAN KAMPEN ASSET MANAGEMENT INC.


     - Van Kampen LIT Comstock Portfolio                                     VKT


     - Van Kampen LIT Emerging Growth Portfolio                              VKT


     - Van Kampen LIT Growth and Income Portfolio  VKT

  MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
     - Capital Appreciation Portfolio                                        AST
     - Growth Portfolio                                                      AST
     - Natural Resources Portfolio                                           AST

BALANCED:

  MANAGED BY WM ADVISORS, INC.

     - Asset Allocation Portfolio                                            SST
  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
     - MFS Total Return Portfolio                                            SST
  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
     - SunAmerica Balanced Portfolio                                         SST

BONDS:
  MANAGED BY FEDERATED INVESTORS L.P.
     - Corporate Bond Portfolio                                              SST
  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INT'L.
     - Global Bond Portfolio                                                 SST
  MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC.
     - Worldwide High Income Portfolio                                       SST
  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
     - High-Yield Bond Portfolio                                             SST
  MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
     - Government & Quality Bond Portfolio                                   AST

CASH:
  MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, LLC
     - Cash Management Portfolio                                             SST

YOU SHOULD READ THE ATTACHED PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE VARIABLE PORTFOLIOS, INCLUDING EACH VARIABLE PORTFOLIO'S INVESTMENT OBJECTIVE AND RISK FACTORS.

FIXED ACCOUNT OPTIONS


The contract also offers seven fixed account options. Anchor National will guarantee the interest rate earned on money you allocate to any of these fixed account options. We currently offer fixed account options for periods of one, three, five, seven and ten years, which we call guarantee periods. You also have the option of allocating your money to the 6-month DCA fixed account and/or the 1-year DCA fixed account (the "DCA fixed accounts") which are available in conjunction with the Dollar Cost Averaging Program. Please see the section on DOLLAR COST AVERAGING ON PAGE 13 for additional information about, including limitations on, and the availability and operation of the DCA fixed accounts. The DCA fixed accounts are only available for new Purchase Payments.


Each guarantee period may offer a different interest rate but will never be less than an annual effective rate of 3%. Once established the rates for specified payments do not change during the guarantee period. The guarantee period is that period for which we credit the applicable rate (one, three, five, seven or ten years).

There are three scenarios in which you may put money into the fixed account options other than the DCA fixed accounts options. In each scenario your money may be credited a different rate of interest as follows:

     - Initial Rate: Rate credited to amounts allocated to the fixed account when you purchase your contract.

     - Current Rate: Rate credited to subsequent amounts allocated to the fixed account.

     - Renewal Rate: Rate credited to money transferred from a fixed account or a Variable Portfolio into a fixed account and to money remaining in a fixed account after expiration of a guarantee period.

Each of these rates may differ from one another. Once declared, the applicable rate is guaranteed until the corresponding guarantee period expires.

When a guarantee period ends, you may leave your money in the same fixed investment option. You may also reallocate your money to another fixed investment option (other than the DCA fixed accounts) or to the Variable Portfolios. If you want to reallocate your money to a different fixed account option or a Variable Portfolio, you must contact us within 30 days after the end of the current interest guarantee period and instruct us how to reallocate the money. We do not contact you. If we do not hear from you, your money will remain in the same fixed account option, where it will earn interest at the renewal rate then in effect for the fixed account option.


The DCA fixed accounts also credit a fixed rate of interest. Interest is credited to amounts allocated to the 6-month or 1-year DCA fixed account while your investment is systematically transferred to the Variable Portfolios. The rates applicable to the DCA fixed accounts may differ from each other and/or the other fixed account options but will never be less than an annual effective rate of 3%. See DOLLAR COST AVERAGING ON PAGE 13 for more information.


MARKET VALUE ADJUSTMENT ("MVA")


NOTE: MARKET VALUE ADJUSTMENTS APPLY TO THE 3, 5, 7 AND 10-YEAR FIXED ACCOUNT OPTIONS ONLY. THESE OPTIONS ARE NOT AVAILABLE IN ALL STATES. PLEASE CONTACT YOUR FINANCIAL REPRESENTATIVE FOR MORE INFORMATION.



If you take money out of the multi-year fixed account options before the end of the guarantee period, we make a market value adjustment to your contract. We refer to the adjustment as a market value adjustment (the "MVA"). The MVA reflects any difference in the interest rate environment between the time you place your money in the fixed account option and the time when you withdraw or transfer that money. This adjustment can increase or decrease your contract value. You have 30 days after the end of each guarantee period to reallocate your funds without incurring any MVA.


We calculate the MVA by doing a comparison between current rates and the rate being credited to you in the fixed account option. For the current rate we use a rate being offered by us for a guarantee period that is equal to the time remaining in the guarantee period from which you seek withdrawal. If we are not currently offering a guarantee period for that period of time, we determine an applicable rate by using a formula to arrive at a number between the interest rates currently offered for the two closest periods available.

Generally, if interest rates drop between the time you put your money into the fixed account options and the time you take it out, we credit a positive adjustment to your contract. Conversely, if interest rates increase during the same period, we post a negative adjustment to your contract.

Where the MVA is negative, we first deduct the adjustment from any money remaining in the fixed account option. If there is not enough money in the fixed account option to meet the negative deduction, we deduct the remainder from your withdrawal. Where the MVA is positive, we add the adjustment to your withdrawal amount.

The multi-year MVA fixed accounts are not available to Maryland and Washington state policyholders.

Anchor National does not assess a MVA against withdrawals under the following circumstances:


     - If a withdrawal is made within 30 days after the end of a guarantee period;


     - If a withdrawal is made to pay contract fees and charges;

     - To pay a death benefit; and
     - Upon annuitization, if occurring on the latest Annuity Date.

APPENDIX B shows how we calculate the MVA.

TRANSFERS DURING THE ACCUMULATION PHASE

During the Accumulation Phase you may transfer funds between the Variable Portfolios and/or the fixed account options. Funds already in your contract cannot be transferred into the DCA fixed accounts. You must transfer at least $100. If less than $100 will remain in any Variable Portfolio after a transfer, that amount must be transferred as well.

You may request transfers of your account value between the Variable Portfolios and/or the fixed account options in writing or by telephone. Additionally, you may access your account and request transfers between Variable Portfolios and/or the fixed account options through SunAmerica's website (http://www.sunamerica.com). We currently allow 15 free transfers per contract per year. We charge $25 ($10 in Pennsylvania and Texas) for each additional transfer in any contract year. Transfers resulting from your participation in the DCA program count against your 15 free transfers per contract year. However, transfers resulting from your participation in the automatic asset rebalancing program do not count against your 15 free transfers.

We accept transfer requests by telephone unless you tell us not to on your contract application. Additionally, you may request transfers over the internet unless you indicate you do not wish your account to be traded over the internet. When receiving instructions over the telephone or the internet, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

We may limit the number of transfers in any contract year or refuse any transfer request for you or others invested in the contract if we believe that excessive trading or a specific transfer request or group transfer requests may have a detrimental effect on unit values or the share prices of the underlying Variable Portfolios.

Where permitted by law, we may accept your authorization for a third party to make transfers for you subject to our rules. We reserve the right to suspend or cancel such acceptance at any time and will notify you accordingly. Additionally, we may restrict the investment options available for transfers during any period in which such third party acts for you. We notify such third party beforehand regarding any restrictions. However, we will not enforce these restrictions if we are satisfied that:

     - such third party has been appointed by a court of competent jurisdiction to act on your behalf; or
     - such third party is a trustee/fiduciary, for you or appointed by you, to act on your behalf for all your financial affairs.

We may provide administrative or other support services to independent third parties you authorize to make transfers on your behalf. We do not currently charge you extra for providing these support services. This includes, but is not limited to, transfers between investment options in accordance with market timing strategies. Such independent third parties may or may not be appointed with us for the sale of annuities. HOWEVER, WE DO NOT ENGAGE ANY THIRD PARTIES TO OFFER INVESTMENT ALLOCATION SERVICES OF ANY TYPE. WE TAKE NO RESPONSIBILITY FOR THE INVESTMENT ALLOCATION AND TRANSFERS TRANSACTED ON YOUR BEHALF BY SUCH THIRD PARTIES OR FOR ANY INVESTMENT ALLOCATION RECOMMENDATIONS MADE BY SUCH PARTIES.


For information regarding transfers during the Income Phase, SEE INCOME OPTIONS ON PAGE 19.


We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

DOLLAR COST AVERAGING


The Dollar Cost Averaging ("DCA") program allows you to invest gradually in the Variable Portfolios. Under the program you systematically transfer a set dollar amount or percentage of portfolio value from one Variable Portfolio or the 1-year fixed account option (source accounts) to any other Variable Portfolio. Transfers may be monthly or quarterly and count against your 15 free transfers per contract year. You may change the frequency at any time by notifying us in writing. The minimum transfer amount under the DCA program is $100, regardless of the source account. Fixed account options are not available as target accounts for the DCA program.


We also offer the 6-month and 1-year DCA fixed accounts exclusively to facilitate this program. The DCA fixed accounts only accept new Purchase Payments. You cannot transfer money already in your contract into these options. If you allocate new Purchase Payments into a DCA fixed account, we transfer all your money allocated to that account into the Variable Portfolios over the selected 6-month or 1-year period. You cannot change the option or the frequency of transfers once selected.

If allocated to the 6-month DCA fixed account, we transfer your money over a maximum of 6 monthly transfers. We base the actual number of transfers on the total amount allocated to the account. For example, if you allocate $500 to the 6-month DCA fixed account, we transfer your money over a period of five months, so that each payment complies with the $100 per transfer minimum.

We determine the amount of the transfers from the 1-year DCA fixed account based on

     - the total amount of money allocated to the account, and

     - the frequency of transfers selected.

For example, let's say you allocate $1,000 to the 1-year DCA fixed account. You select monthly transfers. We completely transfer all of your money to the selected investment options over a period of ten months.

You may terminate your DCA program at any time. If money remains in the DCA fixed accounts, we transfer the remaining money to the 1-year fixed account option, unless we receive different instructions from you. Transfers resulting from a termination of this program do not count towards your 15 free transfers.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, we cannot ensure that you will make a profit. When you elect the DCA program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to gradually move $750 each quarter from the Cash Management Portfolio to the Aggressive Growth Portfolio over six quarters. You set up dollar cost averaging and purchase Accumulation Units at the following values:

---------------------------------------------
                 ACCUMULATION       UNITS
   QUARTER           UNIT         PURCHASED
---------------------------------------------
      1             $ 7.50           100
      2             $ 5.00           150
      3             $10.00            75
      4             $ 7.50           100
      5             $ 5.00           150
      6             $ 7.50           100
---------------------------------------------

     You paid an average price of only $6.67 per Accumulation Unit over six quarters, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

ASSET ALLOCATION REBALANCING PROGRAM

Earnings in your contract may cause the percentage of your investment in each investment option to differ from your original allocations. The Automatic Asset Rebalancing Program addresses this situation. At your election, we periodically rebalance your investments in the Variable Portfolios to return your allocations to their original percentages. Asset rebalancing typically involves shifting a portion of your money out of an investment option with a higher return into an investment option with a lower return.

At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers made as a result of rebalancing do not count against your 15 free transfers for the contract year.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in the Corporate Bond Portfolio and 50% in the Growth Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the Corporate Bond Portfolio now represents 60% of your holdings because it has increased in value and the Growth Portfolio represents 40% of your holdings. If you had chosen quarterly rebalancing, on the last day of that quarter, we would sell some of your units in the Corporate Bond Portfolio to bring its holdings back to 50% and use the money to buy more units in the Growth Portfolio to increase those holdings to 50%.

PRINCIPAL ADVANTAGE PROGRAM

The Principal Advantage Program allows you to invest in one or more Variable Portfolios without putting your principal at direct risk. The program accomplishes this by allocating your investment strategically between the fixed account options and Variable Portfolios. You decide how much you want to invest and approximately when you want a return of principal. We calculate how much of your Purchase Payment to allocate to the particular fixed account option to ensure that it grows to an amount equal to your total principal invested under this program. We invest the rest of your principal in the Variable Portfolio(s) of your choice.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to the fixed account option. You want the amount allocated to the fixed account option to grow to $100,000 in 7 years. If the 7-year fixed account option is offering a 5% interest rate, we will allocate $71,069 to the 7-year fixed account option to ensure that this amount will grow to $100,000 at the end of the 7-year period. The remaining $28,931 may be allocated among the Variable Portfolios, as determined by you, to provide opportunity for greater growth.

VOTING RIGHTS

Anchor National is the legal owner of the Trusts' shares. However, when a Variable Portfolio solicits proxies in conjunction with a vote of shareholders, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

SUBSTITUTION

If underlying Trust portfolios become unavailable for investment, we may be required to substitute shares of another underlying Trust portfolio. We will seek prior approval of the SEC and give you notice before substituting shares.
----------------------------------------------------------------
----------------------------------------------------------------
                              ACCESS TO YOUR MONEY
----------------------------------------------------------------
----------------------------------------------------------------

You can access money in your contract in two ways:

     - by making a partial or total withdrawal; and/or

     - by receiving income payments during the Income Phase. SEE INCOME OPTIONS ON PAGE 19.



Generally, we deduct a withdrawal charge applicable to any total or partial withdrawal and a MVA if a partial withdrawal comes from the 3, 5, 7 or 10 year fixed account options. If you withdraw your entire contract value, we also deduct premium taxes and a contract maintenance fee. SEE EXPENSES ON PAGE 18.


Your contract provides for a free withdrawal amount each year. A free withdrawal amount is the portion of your account that we allow you to take out each year without being charged a surrender penalty. However, upon a future full surrender of your contract in which there are Purchase Payments still subject to a withdrawal charge we will recoup any withdrawal charges which would have been due if your prior free withdrawal had not been free.


Purchase payments, above and beyond the amount of your free withdrawal amount, that are withdrawn prior to the end of the seventh year will result in your paying a penalty in the form of a surrender charge. The amount of the charge and how it applies are discussed more fully below. SEE EXPENSES ON PAGE 18. You should consider, before purchasing this contract, the effect this charge will have on your investment if you need to withdraw more money than the free withdrawal amount. You should fully discuss this decision with your financial representative.


To determine your free withdrawal amount and your withdrawal charge, we refer to two special terms. These are penalty free earnings and the total invested amount.

The penalty-free earnings portion of your contract is simply your account value less your total invested amount. The total invested amount is the total of all Purchase Payments you have made into the contract less portions of some prior withdrawals you made. The portions of prior withdrawals that reduce your total invested amount are as follows:

     - Free withdrawals in any year that were in excess of your penalty-free earnings and were based on the part of the total invested amount that was no longer subject to withdrawal charges at the time of the withdrawal, and

     - Any prior withdrawals (including withdrawal charges on those withdrawals) of the total invested amount on which you already paid a surrender penalty.

When you make a withdrawal, we assume that it is taken from penalty-free earnings first, then from the total invested amount on a first-in, first-out basis. This means that you can also access your Purchase Payments which are no longer subject to a withdrawal charge before those Purchase Payments which are still subject to the withdrawal charge.

During the first year after we issue your contract your free withdrawal amount is the greater of (1) your penalty-free earnings; and (2) if you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount. If you are a Washington resident, you may withdraw during the first contract year, the greater of (1); (2); or (3) interest earnings from the amounts allocated to the fixed account options, not previously withdrawn.

After the first contract year, you can take out the greater of the following amounts each year (1) your penalty-free earnings and any portion of your total invested amount no longer subject to withdrawal charges; and (2) 10% of the portion of your total invested amount that has been in your contract for at least one year. If you are a Washington resident, your maximum free withdrawal amount, after the first contract year, is the greater of (1); (2); or (3) interest earnings from amounts allocated to the fixed account options, not previously withdrawn.

Although we do not assess a withdrawal charge when you take a 10% penalty-free withdrawal, we will proportionally reduce the amount of any corresponding Deferred Payment Enhancement.

We calculate charges due on a total withdrawal on the day after we receive your request and your contract. We return to you your contract value less any applicable fees and charges.

The withdrawal charge percentage is determined by the age of the Purchase Payment remaining in the contract at the time of the withdrawal. For the purpose of calculating the withdrawal charge, any prior Free Withdrawal is not subtracted from the total Purchase Payments still subject to withdrawal charges.

For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract and no subsequent Purchase Payments. In contract year 2, you take out your maximum free withdrawal of $10,000. After that free withdrawal your contract value is $90,000. In contract year 5 you request a full surrender of your contract. We will apply the following calculation,

A-(B x C)=D, where:
A=Your contract value at the time of your request for surrender ($90,000) B=The amount of your Purchase Payments still subject to withdrawal charge
  ($100,000)
C=The withdrawal charge percentage applicable to the age of each Purchase
  Payment (3%)[B x C=$3,000]
D=Your full surrender value ($87,000)

Under most circumstances, the partial withdrawal minimum is $1,000. We require that the value left in any investment option be at least $100, after the withdrawal. You must send a written withdrawal request. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and the fixed account option in which your contract is invested.


Under certain Qualified plans, access to the money in your contract may be restricted. Additionally, withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES ON PAGE 22.


We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.


Additionally, we reserve the right to defer payments for a withdrawal from a fixed account option. Such deferrals are limited to no longer than six months.


SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic income payments under the systematic withdrawal program. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these funds to your bank account is also available. The minimum amount of each withdrawal is $100. If you are an Oregon resident, the minimum withdrawal amount is $100 per withdrawal or an amount equal to your free withdrawal amount, as described on page 10. There must be at least $500 remaining in your contract at all times. Withdrawals may be taxable and a 10% IRS penalty tax may apply if you are under age 59 1/2. There is no additional charge for participating in this program, although a withdrawal charge and/or MVA may apply.

The program is not available to everyone. Please check with our Annuity Service Center, which can provide the necessary enrollment forms. We reserve the right to modify, suspend or terminate this program at any time.

NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge and/or market value adjustment on certain withdrawals prior to the Annuity Date (not available in Texas). The waiver applies only to withdrawals made while you are in a nursing home or within 90 days after you leave the nursing home. Your contract prohibits use of this waiver during the first 90 days after you purchase your contract. In addition, the confinement period for which you seek the waiver must begin after you purchase your contract.

In order to use this waiver, you must submit with your withdrawal request, the following documents: (1) a doctor's note recommending admittance to a nursing home; (2) an admittance form which shows the type of facility you entered; and
(3) a bill from the nursing home which shows that you met the 60 day confinement requirement.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice. At the end of the notice period, we will distribute the contract's remaining value to you.

----------------------------------------------------------------
----------------------------------------------------------------
                                  DEATH BENEFIT
----------------------------------------------------------------
----------------------------------------------------------------


If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. At the time you purchase your contract, you must select one of the two death benefit options described below. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.



We do not pay the death benefit if you die after you switch to the Income Phase. However, if you die during the Income Phase, your Beneficiary receives any remaining guaranteed income payments in accordance with the income option you selected. SEE INCOME OPTIONS ON PAGE 19.


You name your Beneficiary. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation.


We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death. We consider the following satisfactory proof of death:



     1. a certified copy of the death certificate; or


     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or
     4. any other proof satisfactory to us.

We may require additional proof before we pay the death benefit.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an income option. If the Beneficiary elects an income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.


If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the Contract. SEE SPOUSAL CONTINUATION ON PAGE 18.



If a Beneficiary does not elect a specific form of pay out within 60 days of our receipt of all required paperwork and satisfactory proof of death, we pay a lump sum death benefit to the Beneficiary.



The term "withdrawals" as used below in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.


OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greater of:


     1. the contract value at the time we receive all required paperwork and satisfactory proof of death; or



     2. total Purchase Payments less withdrawals, compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death; or



     3. the contract value on the seventh contract anniversary, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death.


OPTION 2 - MAXIMUM ANNIVERSARY OPTION

The death benefit is the greater of:


     1. the contract value at the time we receive all required paperwork and satisfactory proof of death; or



     2. total Purchase Payments less any withdrawals; or

     3. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments and less any withdrawals, since that contract anniversary.



If you are age 90 or older at the time of death and selected the Option 2 death benefit, the death benefit will be equal to the contract value at the time we receive all required paperwork and satisfactory proof of death. Accordingly, you do not get the advantage of option 2 if:


     - you are age 81 or older at the time of contract issue; or

     - you are age 90 or older at the time of your death.

ESTATEPLUS

EstatePlus is an optional benefit that, if selected, may increase your death benefit amount.


The term "Net Purchase Payment" is used frequently in explaining the death benefit options. Net Purchase Payment is an on-going calculation .It does not represent a contract value.



We define Net Purchase Payments as Purchase Payments less an Adjustment for each withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equals total Purchase Payments into your contract. To calculate the Adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal (including fees and charges applicable to the withdrawal) by the contract value immediately before taking that withdrawal. The resulting percentage is then multiplied by the amount of total Purchase Payments and subtracted from the amount of total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment calculation.



To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced by taking the amount of the withdrawal in relation to the contract value immediately before taking the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.


The table below provides the details if you are age 69 or younger at the time we issue your contract:

-------------------------------------------------------------
 CONTRACT YEAR         ESTATEPLUS              MAXIMUM
    OF DEATH           PERCENTAGE       ESTATEPLUS PERCENTAGE
-------------------------------------------------------------
 Years 0-4         25% of earnings      40% of Net Purchase
                                        Payments
-------------------------------------------------------------
 Years 5-9         40% of earnings      65% of Net Purchase
                                        Payments*
-------------------------------------------------------------
 Years 10+         50% of earnings      75% of Net Purchase
                                        Payments*
-------------------------------------------------------------

If you are between your 70th and 81st birthday at the time we issue your contract the table below shows the available EstatePlus benefit:


---------------------------------------------------------------
CONTRACT YEAR           ESTATEPLUS           MAXIMUM
OF DEATH                PERCENTAGE           ESTATEPLUS
                                             PERCENTAGE
---------------------------------------------------------------
 All Contract           25% of earnings      40% of Net
   Years                                     Purchase Payments*
---------------------------------------------------------------


* Purchase Payments received after the 5(th) contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum EstatePlus calculation.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12 month periods beginning with the date your contract is issued and ending on the date of death.

What is the EstatePlus Percentage Amount?

We determine the amount of the EstatePlus benefit, based on a percentage of the earnings in your contract at the time of your death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of death. If the earnings amount is negative, no EstatePlus amount will be added.

What is the Maximum EstatePlus Amount?

The EstatePlus benefit is subject to a maximum dollar amount. The maximum EstatePlus amount is equal to a percentage of your Net Purchase Payments.

You must elect EstatePlus at the time of contract application. Once elected, you may not terminate or change this election.

We assess a 0.25% fee for EstatePlus. On a daily basis we deduct this annual charge from the average daily ending value of the assets you have allocated to the Variable Portfolios.

EstatePlus is not available if you are age 81 or older at the time we issue your contract. Furthermore, a Continuing Spouse cannot benefit from EstatePlus if he/she is age 81 or older on the Continuation Date. SEE SPOUSAL CONTINUATION ON PAGE 18. The EstatePlus benefit is not payable after the latest Annuity Date. You may pay for the EstatePlus benefit and your beneficiary may never receive the benefit if you live past the latest Annuity Date. SEE INCOME OPTIONS ON PAGE 19.


EstatePlus may not be available in your state or through the broker-dealer with which your financial advisor is affiliated. See your financial advisor for information regarding availability.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE ESTATEPLUS BENEFIT (IN ITS ENTIRETY OR ANY COMPONENT AT ANY TIME) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


SPOUSAL CONTINUATION

If you are the original owner of the contract and the Beneficiary is your spouse, your spouse may elect to continue the contract after your death. The spouse becomes the new owner ("Continuing Spouse"). Generally the contract and its elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original owner of the contract. A spousal continuation can only take place upon the death of the original owner of the contract.


To the extent that the Continuing Spouse invests in the Variable Portfolios or MVA fixed accounts, they will be subject to investment risk as was the original owner.



Upon a spouse's continuation of the contract, we will contribute to the contract value an amount by which the death benefit that would have been paid to the beneficiary upon the death of the original owner exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and proof of death of the original owner in a form satisfactory to us ("Continuation Date"). The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except as explained in Appendix C.



Generally, the Continuing Spouse cannot change any contract provisions as the new owner. However, on the Continuation Date, the Continuing Spouse may terminate the original owner's election of EstatePlus. We will terminate EstatePlus if the Continuing Spouse is age 81 or older on the Continuation Date. If EstatePlus is terminated or if the Continuing Spouse dies after the latest Annuity Date, no EstatePlus benefit will be payable. The age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the Contract. SEE APPENDIX C FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS AFTER A SPOUSAL CONTINUATION.



WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


----------------------------------------------------------------
----------------------------------------------------------------
                                    EXPENSES
----------------------------------------------------------------
----------------------------------------------------------------

There are charges and expenses associated with your contract. These charges and expenses reduce your investment return. We will not increase the contract maintenance fee or the insurance and withdrawal charges under your contract. However, the investment charges under your contract may increase or decrease. Some states may require that we charge less than the amounts described below.

INSURANCE CHARGES

The amount of this charge is 1.52% annually, of the value of your contract invested in the Variable Portfolios. We deduct the charge daily.

The insurance charge compensates us for the mortality and expense risks and the costs of contract distribution assumed by Anchor National.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference.

WITHDRAWAL CHARGES


The contract provides a free withdrawal amount every year. SEE ACCESS TO YOUR MONEY ON PAGE 14. If you take money out in excess of the free withdrawal amount, you may incur a withdrawal charge. You may also incur a withdrawal charge upon a full surrender.


We apply a withdrawal charge against each Purchase Payment you put into the contract. After a Purchase Payment has been in the contract for 7 complete years no withdrawal charge applies. The withdrawal charge equals a percentage of the Purchase Payment you take out of the contract. The withdrawal charge percentage declines each year a Purchase Payment is in the contract. The withdrawal charge schedule is as follows:

-----------------------------------------------------------------------------------------
      YEAR           1        2        3        4        5        6        7        8
-----------------------------------------------------------------------------------------
 WITHDRAWAL
 CHARGE              7%       6%       5%       4%       3%       2%       1%       0%
-----------------------------------------------------------------------------------------

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered earnings first, then Purchase Payments.

Whenever possible, we deduct the withdrawal charge from the money remaining in your contract. If you withdraw all of your contract value, we deduct any applicable withdrawal charges from the amount withdrawn.


We will not assess a withdrawal charge for money withdrawn to pay a death benefit or to pay contract fees or charges. We will not assess a withdrawal charge when you switch to the Income Phase, except when you elect to receive income payments using the Income Protector feature. If you elect to receive income payments using the Income Protector feature, we assess the entire withdrawal charge applicable to Purchase Payments remaining in your contract when calculating your income benefit base. SEE INCOME OPTIONS ON PAGE 19.



Withdrawals made prior to age 59 1/2 may result in tax penalties. SEE TAXES ON PAGE 22.



INVESTMENT CHARGES



     INVESTMENT MANAGEMENT FEES


Charges are deducted from your Variable Portfolios for the advisory and other expenses of the Variable Portfolios. THE FEE TABLES LOCATED AT PAGE 5 illustrate these charges and expenses. For more detailed information on these investment charges, refer to the prospectuses for the Trusts which are attached.


     SERVICE FEES



Shares of certain Trusts may be subject to fees imposed under a service plan adopted by that Trust pursuant to Rule 12(b)(1) of the Investment Company Act of 1940. This service fee of 0.25 for the Van Kampen Life Investment Trust portfolios is also known as a 12(b)(1) fee. Generally, this fee may be paid to financial intermediaries for services provided over the life of the contract. SEE FEE TABLES ON PAGE 5.


CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we subtract a contract maintenance fee from your account once per year. This charge compensates us for the cost of contract administration. We deduct the $35 contract maintenance fee ($30 in North Dakota) from your account value on your contract anniversary. If you withdraw your entire contract value, we deduct the fee from that withdrawal.

If your contract value is $50,000 or more on your contract anniversary date, we will waive the charge. This waiver is subject to change without notice.

TRANSFER FEE


We currently permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year ($10 in Pennsylvania and Texas). SEE INVESTMENT OPTIONS ON PAGE 11.


OPTIONAL ESTATEPLUS FEE


Please see page 17 for more information on the EstatePlus fee.


PREMIUM TAX

Certain states charge the Company a tax on the premiums you pay into the contract. We deduct from your contract these premium tax charges. Currently we deduct the charge for premium taxes when you take a full withdrawal or begin the Income Phase of the contract. In the future, we may assess this deduction at the time you put Purchase Payment(s) into the contract or upon payment of a death benefit.

APPENDIX D provides more information about premium taxes.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES, AND ADDITIONAL AMOUNTS
CREDITED

Sometimes sales of the contracts to groups of similarly situated individuals may lower our administrative and/or sales expenses. We reserve the right to reduce or waive certain charges and expenses when this type of sale occurs. In addition, we may also credit additional interest to policies sold to such groups. We determine which groups are eligible for such treatment. Some of the criteria we evaluate to make a determination are: size of the group; amount of expected Purchase Payments; relationship existing between us and prospective purchaser; nature of the purchase; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that administrative and/or sales expenses may be reduced.

Anchor National may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives and immediate family members of all of those described.

We reserve the right to change or modify any such determination or the treatment applied to a particular group, at any time.
----------------------------------------------------------------
----------------------------------------------------------------
                                 INCOME OPTIONS
----------------------------------------------------------------
----------------------------------------------------------------

ANNUITY DATE

During the Income Phase, we use the money accumulated in your contract to make regular income payments to you. You may switch to the Income Phase any time after your second contract anniversary. You select the month and year you want income payments to begin. The first day of that month is the Annuity Date. You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Once you begin receiving income payments, you cannot change your income option. Except as indicated under Option 5 below, once you begin receiving income payments, you cannot otherwise access your money through a withdrawal or surrender.


Income payments must begin on or before your 95th birthday or on your tenth contract anniversary, whichever occurs later (latest Annuity Date.) If you do not choose an Annuity Date, your income payments will automatically begin on this date. Certain states may require your income payments to start earlier.


If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences.


In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES ON PAGE 22.


INCOME OPTIONS

Currently, this Contract offers five standard income options. Other payout options may be available. Contact the Annuity Service Center for more information. If you elect to receive income payments but do not select an option, your income payments will be made in accordance with Option 4 for a period of 10 years. For income payments based on joint lives, we pay according to Option 3 for a period of 10 years.

We base our calculation of income payments on the life of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant.

     OPTION 1 - LIFE INCOME ANNUITY

This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.

     OPTION 2 - JOINT AND SURVIVOR LIFE ANNUITY

This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make income payments during the lifetime of the survivor. Income payments stop when the survivor dies.

     OPTION 3 - JOINT AND SURVIVOR LIFE ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 years. If the Annuitant and the survivor die before all of the guaranteed income payments have been made, the remaining payments are made to the Beneficiary under your contract.

     OPTION 4 - LIFE ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 1 above. In addition, this option provides a guarantee that income payments will be made for at least 10 or 20 years. You select the number of years. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments go to the Beneficiary under your contract.

     OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides income payments for a guaranteed period ranging from 5 to 30 years. If the Annuitant dies before all the guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract. Additionally, if variable income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed income payments being made) may redeem any remaining guaranteed variable income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable income payments. If provided for in your contract, any applicable withdrawal charge will be deducted from the discounted value as if you fully surrendered your contract.


The value of an Annuity Unit, regardless of the option chosen, takes into account the mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.



For more information regarding income options using the Income Protector feature, please see below.


Please read the Statement of Additional Information ("SAI") for a more detailed discussion of the income options.

FIXED OR VARIABLE INCOME PAYMENTS

You can choose income payments that are fixed, variable or both. If at the date when income payments begin you are invested in the Variable Portfolios only, your income payments will be variable. If your money is only in fixed accounts at that time, your income payments will be fixed in amount. Further, if you are invested in both fixed and variable investment options when income payments begin, your payments will be fixed and variable. If income payments are fixed, Anchor National guarantees the amount of each payment. If the income payments are variable the amount is not guaranteed.

INCOME PAYMENTS

We make income payments on a monthly, quarterly, semiannual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if the selected income option results in income payments of less than $50 per payment, we may decrease the frequency of payments, state law allowing.

If you are invested in the Variable Portfolios after the Annuity date, your income payments vary depending on four things:


     - for life options, your age when payments begin; and



     - the value of your contract in the Variable Portfolios on the Annuity Date; and



     - the 3.5% assumed investment rate used in the annuity table for the contract; and


     - the performance of the Variable Portfolios in which you are invested during the time you receive income payments.

If you are invested in both the fixed account options and the Variable Portfolios after the Annuity Date, the allocation of funds between the fixed and variable options also impacts the amount of your annuity payments.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period.

THE INCOME PROTECTOR FEATURE

The Income Protector feature is a future "safety net" which offers you the ability to receive a guaranteed fixed minimum retirement income when you switch to the Income Phase. With the Income Protector feature you know the level of minimum income that will be available to you upon annuitization, regardless of fluctuating market conditions.

The Income Protector is a standard feature of your contract. There is no additional charge associated with this feature. This feature may not be available in your state. Check with your financial representative regarding availability.

Other options were previously available under the Income Protector feature. Generally, if you purchased your contract between November 2, 1998 and March 31, 1999 and the Income Protector feature was available in your state at that time, the other provisions continue to apply to your contract. Please contact our Annuity Service Center for more information.

We reserve the right to modify, suspend or terminate the Income Protector feature at any time.

HOW WE DETERMINE THE AMOUNT OF YOUR MINIMUM GUARANTEED INCOME

We base the amount of minimum income available to you if you elect to receive income payments using the Income Protector feature upon a calculation we call the income benefit base.

The income benefit base is only a calculation. It does not represent a contract value, nor does it guarantee performance of the Variable Portfolios in which you invest.

Your income benefit base increases if you make subsequent Purchase Payments and decreases if you withdraw money from your contract. The exact income benefit base calculation is equal to (a) plus (b) minus (c) where:

     (a) is equal to, for the first year of calculation, your initial Purchase Payment, or for each subsequent year of calculation, the income benefit base on the prior contract anniversary, and;

     (b) is equal to the sum of all subsequent Purchase Payments made into the contract since the last contract anniversary, and;

     (c) is equal to all withdrawals and applicable fees and charges since the last contract anniversary, in an amount proportionate to the amount by which such withdrawals decreased your contract value.

ELECTING TO RECEIVE INCOME PAYMENTS

You may elect to begin the Income Phase of your contract using the Income Protector feature ONLY within the 30 days after the seventh or later contract anniversary.

The contract anniversary prior to your election to begin receiving income payments is your income benefit date. This is the date as of which we calculate your income benefit base to use in determining your guaranteed minimum fixed retirement income. Your final income benefit base is equal to (a) minus (b) where:

     (a) is equal to your income benefit base as of your income benefit date, and;

     (b) is equal to any partial withdrawals of contract value and any charges applicable to those withdrawals and any withdrawal charges otherwise applicable, calculated as if you fully surrender your contract as the income benefit date, and any applicable premium taxes.

To arrive at the minimum guaranteed retirement income available to you we apply to your final income benefit base to the annuity rates stated in your Income Protector endorsement for the income option you select. You then choose if you would like to receive that income annually, semi-annually quarterly or monthly for the time guaranteed under your selected income option. The income options available when using the income protector feature to receive your retirement income are:

     - Life Annuity with 10 Years Guaranteed, or

     - Joint and Survivor Life Annuity with 20 Years Guaranteed

At the time you elect to begin receiving income payments, we will calculate your income payments using both your income benefit base and your contract value. We will use the same income option for each calculation, however, the annuity factors used to calculate your income under the Income Protector feature will be different. You will receive whichever provides a greater stream of income. If you elect to receive income payments using the Income Protector feature your income payments will be fixed in amount. You are not required to use the Income Protector feature to receive income payments.

If a Spousal Beneficiary elects to continue the contract upon the death of the original owner, the Income Protector feature will continue. The Continuation Contribution is not a purchase payment and therefore will not impact the income benefit base calculation. The waiting period before electing to use the Income Protector feature will be counted from the original issue date of the contract.

NOTE TO QUALIFIED CONTRACT HOLDERS

Qualified contracts generally require that you select an income option which does not exceed your life expectancy. That restriction, if it applies to you, may limit your ability to use the Income Protector feature.

You may wish to consult your tax advisor for information concerning your particular circumstances. SEE APPENDIX E FOR AN EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR FEATURE.
----------------------------------------------------------------
----------------------------------------------------------------
                                      TAXES
----------------------------------------------------------------
----------------------------------------------------------------

NOTE: WE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE, THEREFORE WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments automatically provide tax deferral regardless of whether the underlying contract is an annuity. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-qualified.

If you do not purchase your contract under a pension plan, a specially sponsored employer program or an Individual Retirement Account, your contract is referred to as a Non-qualified contract. A Non-qualified contract receives different tax treatment than a Qualified contract. In general, your cost basis in a Non-qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under a pension plan, a specially sponsored employer program or as an Individual Retirement Account, your contract is referred to as a Qualified contract. Examples of qualified plans are: Individual Retirement Accounts ("IRAs"), Roth IRAs, Tax-Sheltered Annuities (referred to as 403(b) contracts), H.R. 10 Plans (referred to as Keogh Plans) and pension and profit sharing plans, including 401(k) plans. Typically you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract.

TAX TREATMENT OF DISTRIBUTIONS -
NON-QUALIFIED CONTRACTS

If you make a withdrawal from a Non-qualified contract, the IRC treats such a withdrawal as first coming from the earnings and then as coming from your Purchase Payments. For income payments, any portion of each payment that is considered a return of your Purchase Payment will not be taxed. Withdrawn earnings are treated as income to you and are taxable. The IRC provides for a 10% penalty tax on any earnings that are withdrawn other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) when paid in a series of substantially equal installments made for your life or for the joint lives of you and you Beneficiary; (5) under an immediate annuity; or (6) which come from Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. Any amount of money you take out as a withdrawal or as income payments is taxable income. The IRC further provides for a 10% penalty tax on any withdrawal or income payment paid to you other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) in a series of substantially equal installments made for your life or for the joint lives of you and your Beneficiary; (5) to the extent such withdrawals do not exceed limitations set by the IRC for amounts paid during the taxable year for medical care; (6) to fund higher education expenses (as defined in IRC); (7) to fund certain first-time home purchase expenses; and, except in the case of an IRA; (8) when you separate from service after attaining age 55; and (9) when paid to an alternate payee pursuant to a qualified domestic relations order.

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities. Withdrawals can only be made when an owner: (1) reaches age 59 1/2;
(2) leaves his or her job; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a hardship (as defined in the IRC).

In the case of hardship, the owner can only withdraw Purchase Payments. These restrictions do not apply to amounts transferred to another TSA contract under
Section 403(b) or to a custodial account under Section 403(b)(7).


MINIMUM DISTRIBUTIONS

Generally, the IRS requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) for Qualified contracts other than IRAs, the calendar year in which you retire. Minimum distributions are not required under a Roth IRA contract during your lifetime.

We currently waive surrender charges and MVA on withdrawals taken to meet minimum distribution requirements. Current operational practice is to provide a free withdrawal of the greater of the contract's maximum penalty free amount or the required minimum distribution amount for a particular contract (but not both).

The IRS has issued new proposed regulations regarding required minimum distributions from Qualified contracts. These new rules are to be effective January 1, 2002. However, these new rules may be used in determining required minimum distributions for 2001 by owners of IRAs, Tax-Sheltered Annuities and pension and profit sharing plans. You should consult your Qualified plan sponsor and your tax advisor to determine if these new rules are available for your benefit.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select either monthly, quarterly, semiannual or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

TAX TREATMENT OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In such case, the amount of the partial withdrawal may be includable in taxable income and subject to the 10% penalty if the owner is under age 59 1/2.

If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for Qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a Roth IRA) may not be invested in life insurance, but may provide, in the case of death during the Accumulation Phase, for a death benefit payment equal to the greater of Purchase Payments or contract value. This Contract offers death benefits, which may exceed the greater of Purchase Payments or contract value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.


CONTRACTS OWNED BY A TRUST OR CORPORATION



A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR A MORE DETAILED DISCUSSION OF THE POTENTIAL ADVERSE TAX CONSEQUENCES ASSOCIATED WITH NON-NATURAL OWNERSHIP OF A NON-QUALIFIED ANNUITY CONTRACT.



GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A NON-QUALIFIED CONTRACT



If you gift your Non-qualified contract to a person other than your spouse (or former spouse incident to divorce) you will pay federal tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. Also, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-qualified contract as a withdrawal. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR A MORE DETAILED DISCUSSION REGARDING POTENTIAL TAX CONSEQUENCES OF GIFTING, ASSIGNING OR PLEDGING A NON-QUALIFIED CONTRACT.


DIVERSIFICATION

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that each underlying Variable Portfolios' management monitors the Variable Portfolios so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Anchor National, would be considered the owner of the shares of the Variable Portfolios. It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the contract, could be treated as the owner of the underlying Variable Portfolios. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

----------------------------------------------------------------
----------------------------------------------------------------
                                   PERFORMANCE
----------------------------------------------------------------
----------------------------------------------------------------

We advertise the Cash Management Portfolio's yield and effective yield. In addition, the other Variable Portfolios advertise total return, gross yield and yield-to-maturity. These figures represent past performance of the Variable Portfolios. These performance numbers do not indicate future results.

When we advertise performance for periods prior to the date the contracts were first issued, we derive the figures from the performance of the corresponding portfolios for the Trusts, if available. We modify these numbers to reflect charges and expenses as if the contract was in existence during the period stated in the advertisement. Figures calculated in this manner do not represent actual historic performance of the particular Variable Portfolio.


Consult the Statement of Additional Information for more detailed information regarding the calculation of performance data. The performance of each Variable Portfolio may also be measured against unmanaged market indices. The indices we use include but are not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, the Russell 1000 Growth Index, the Morgan Stanley Capital International Europe, Australia and Far East Index ("EAFE") and the Morgan Stanley Capital International World Index. We may compare the Variable Portfolios' performance to that of other variable annuities with similar objectives and policies as reported by independent ranking agencies such as Morningstar, Inc., Lipper Analytical Services, Inc. or Variable Annuity Research & Data Service ("VARDS").



Anchor National may also advertise the rating and other information assigned to it by independent industry ratings organizations. Some of those organizations are A.M. Best Company ("A.M. Best"), Moody's Investor's Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P"), and Fitch IBCA Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of our financial strength and performance in comparison to others in the life and health insurance industry. S&P's and Fitch IBCA Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues. These two ratings do not measure the insurer's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the Variable Portfolios.


----------------------------------------------------------------
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                                OTHER INFORMATION
----------------------------------------------------------------
----------------------------------------------------------------

ANCHOR NATIONAL

Anchor National is a stock life insurance company originally organized under the laws of the state of California in April 1965. On January 1, 1996, Anchor National redomesticated under the laws of the state of Arizona.


Anchor National and its affiliates, SunAmerica Life Insurance Company, First SunAmerica Life Insurance Company, SunAmerica Asset Management Corp., and the SunAmerica Financial Network, Inc. (comprising six-wholly owned broker-dealers), specialize in retirement savings and investment products and services. Business focuses include fixed and variable annuities, mutual funds and broker-dealer services.


THE SEPARATE ACCOUNT


Anchor National established Variable Separate Account ("separate account"), under Arizona law on January 1, 1996 when it assumed the separate account, originally established under California law on June 25, 1981. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended. Assets in the separate account are not guaranteed by Anchor National.


Anchor National owns the assets in the separate account. However, the assets in the separate account are not chargeable with liabilities arising out of any other business conducted by Anchor National. Income gains and losses (realized and unrealized) resulting from assets in the separate account are credited to or charged against the separate account without regard to other income gains or losses of Anchor National.

THE GENERAL ACCOUNT

Money allocated to the fixed account options goes into Anchor National's general account. The general account consists of all of Anchor National's assets other than assets attributable to a separate account. All of the assets in the general account are chargeable with the claims of any Anchor National contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

DISTRIBUTION OF THE CONTRACT

Registered representatives of broker-dealers sell the contract. We pay commissions to these representatives for the sale of the contracts. We do not expect the total commissions to exceed 7% of your Purchase Payments. We may also pay a bonus to representatives for contracts which stay active for a particular period of time, in addition to standard commissions. We do not deduct commissions paid to registered representatives directly from your Purchase Payments.

From time to time, we may pay or allow additional promotional incentives in the form of cash or other compensation. We reserve the right to offer these additional incentives only to certain broker-dealers that sell or are expected to sell, certain minimum amounts of the contract, or other contracts offered by us. Promotional incentives may change at any time.

SunAmerica Capital Services, Inc., 733 Third Avenue, 4th Floor, New York, New York 10017 distributes the contracts. SunAmerica Capital Services, an affiliate of Anchor National, is registered as a broker-dealer under the Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No underwriting fees are paid in connection with the distribution of the contracts.

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at 1-800-445-SUN2, if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as deduction of the annual maintenance fee and dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the separate account. Anchor National and its subsidiaries engage in various kinds of routine litigation. In management's opinion, these matters are not of material importance to their respective total assets nor are they material with respect to the separate account.

OWNERSHIP

The PolarisII Variable Annuity is a Flexible Payment Group Deferred Annuity contract. We issue a group contract to a contract holder for the benefit of the participants in the group. As a participant in the group, you will receive a certificate which evidences your ownership. As used in this prospectus, the term contract refers to your certificate. In some states, a Flexible Payment Individual Modified Guaranteed and Variable Deferred Annuity contract is available instead. Such a contract is identical to the contract described in this prospectus, with the exception that we issue it directly to the owner.

CUSTODIAN

State Street Bank and Trust Company, 255 Franklin Street, Boston, Massachusetts 02110, serves as the custodian of the assets of the separate account. Anchor National pays State Street Bank for services provided, based on a schedule of fees.

INDEPENDENT ACCOUNTANTS

The audited consolidated financial statements of Anchor National at December 31, 2000 and 1999, for the years ended December 31, 2000 and 1999, for the three months ended December 31, 1998 and for the year ended September 30, 1998 and the audited financial statements of Variable Separate Account (Portion Relating to the Polaris II Variable Annuity) at December 31, 2000, for the year ended December 31, 2000, for the one month ended December 31, 1999 and for the year ended November 30, 1999 are incorporated by reference in this prospectus in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

REGISTRATION STATEMENT

A registration statement has been filed with the SEC under the Securities Act of 1933 relating to the contract. This prospectus does not contain all the information in the registration statement as permitted by SEC regulations. The omitted information can be obtained from the SEC's principal office in Washington, D.C., upon payment of a prescribed fee.

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----------------------------------------------------------------
                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------------------------
----------------------------------------------------------------

Additional information concerning the operations of the separate account is contained in a Statement of Additional Information ("SAI"), which is available without charge upon written request addressed to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-SUN2. The contents of the SAI are tabulated below.

Separate Account..............................     3
General Account...............................     3
Performance Data..............................     4
Income Payments...............................    10
Annuity Unit Values...........................    11
Taxes.........................................    14
Distribution of Contracts.....................    17
Financial Statements..........................    18

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                     INCEPTION TO   FISCAL YEAR   FISCAL YEAR    11/30/99-      FISCAL YEAR
                    PORTFOLIOS                         11/30/97      11/30/98      11/30/99      12/31/99         12/31/00
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
  Capital Appreciation (Inception Date - 6/3/97)
        Beginning AUV..............................   $   18.52      $   21.26    $    23.72    $    36.39    (a) $43.17
                                                                                                              (b) $43.17
        Ending AUV.................................   $   21.26      $   23.72    $    36.39    $    43.17    (a) $39.34
                                                                                                              (b) $39.34
        Ending Number of AUs.......................   1,392,262      7,356,862    13,201,318    13,721,175    (a) 19,549,855
                                                                                                              (b) --
------------------------------------------------------------------------------------------------------------------------------
  Government and Quality Bond (Inception Date - 6/11/97)
        Beginning AUV..............................   $   11.99      $   12.65    $    13.66    $    13.37    (a) $13.28
                                                                                                              (b) $13.28
        Ending AUV.................................   $   12.65      $   13.66    $    13.37    $    13.28    (a) $14.56
                                                                                                              (b) $14.56
        Ending Number of AUs.......................     395,258      5,697,571    11,644,751    11,975,781    (a) 14,182,463
                                                                                                              (b) --
------------------------------------------------------------------------------------------------------------------------------
  Growth (Inception Date - 6/3/97)
        Beginning AUV..............................   $   17.93      $   20.31    $    24.41    $    29.74    (a) $32.61
                                                                                                              (b) $32.61
        Ending AUV.................................   $   20.31      $   24.41    $    29.74    $    32.61    (a) $31.78
                                                                                                              (b) $31.78
        Ending Number of AUs.......................     789,274      3,678,108     6,788,755     7,022,979    (a) 10,117,970
                                                                                                              (b) --
------------------------------------------------------------------------------------------------------------------------------
  Natural Resources (Inception Date - 6/4/97)
        Beginning AUV..............................   $   12.39      $   11.14    $     9.30    $    11.40    (a) $12.50
                                                                                                              (b) $12.50
        Ending AUV.................................   $   11.14      $    9.30    $    11.40    $    12.50    (a) $14.71
                                                                                                              (b) $14.71
        Ending Number of AUs.......................     195,946        641,479     1,180,750     1,166,052    (a) 1,895,730
                                                                                                              (b) --
------------------------------------------------------------------------------------------------------------------------------
  Aggressive Growth (Inception Date - 6/9/97)
        Beginning AUV..............................   $   10.03      $   11.51    $    11.86    $    19.02    (a) $24.30
                                                                                                              (b) $24.30
        Ending AUV.................................   $   11.51      $   11.86    $    19.02    $    24.30    (a) $20.28
                                                                                                              (b) $20.28
        Ending Number of AUs.......................     821,105      2,794,187     6,626,618     7,344,520    (a) 12,934,676
                                                                                                              (b) --
------------------------------------------------------------------------------------------------------------------------------
  Alliance Growth (Inception Date - 6/2/97)
        Beginning AUV..............................   $   21.81      $   24.51    $    32.81    $    44.31    (a) $48.56
                                                                                                              (b) $48.56
        Ending AUV.................................   $   24.51      $   32.81    $    44.31    $    48.56    (a) $38.51
                                                                                                              (b) $38.51
        Ending Number of AUs.......................   2,092,044     12,001,651    24,844,446    25,720,432    (a) 33,118,445
                                                                                                              (b) --
------------------------------------------------------------------------------------------------------------------------------
  Asset Allocation (Inception Date - 6/3/97)
        Beginning AUV..............................   $   16.59      $   17.98    $    18.22    $    19.10    (a) $19.81
                                                                                                              (b) $19.81
        Ending AUV.................................   $   17.98      $   18.22    $    19.10    $    19.81    (a) $19.45
                                                                                                              (b) $19.45
        Ending Number of AUs.......................   1,498,681      8,996,522    11,800,263    11,832,744    (a) 11,738,646
                                                                                                              (b) --
------------------------------------------------------------------------------------------------------------------------------
  Blue Chip Growth (Inception Date - 7/10/00)
        Beginning AUV..............................          --             --            --            --    (a) $10,00
                                                                                                              (b) $10.00
        Ending AUV.................................          --             --            --            --    (a) $8.57
                                                                                                              (b) $8.57
        Ending Number of AUs.......................          --             --            --            --    (a) 1,222,398
                                                                                                              (b) --
------------------------------------------------------------------------------------------------------------------------------
  Cash Management (Inception Date - 6/5/97)
        Beginning AUV..............................   $   11.24      $   11.43    $    11.83    $    12.20    (a) $12.25
                                                                                                              (b) $12.25
        Ending AUV.................................   $   11.43      $   11.83    $    12.20    $    12.25    (a) $12.79
                                                                                                              (b) $12.79
        Ending Number of AUs.......................   1,514,290      5,488,046    13,454,926    14,181,154    (a) 14,798,813
                                                                                                              (b) --
------------------------------------------------------------------------------------------------------------------------------
             AUV - Accumulation Unit Value
             AU - Accumulation Units
             (a) Without election of EstatePlus
             (b) With election of EstatePlus (This feature became available December 29, 2000. Therefore, Ending Number of AUs are not yet available.)

                                                     INCEPTION TO   FISCAL YEAR   FISCAL YEAR    11/30/99-      FISCAL YEAR
                    PORTFOLIOS                         11/30/97      11/30/98      11/30/99      12/31/99         12/31/00
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
 Corporate Bond (Inception Date - 6/9/97)
        Beginning AUV..............................   $   11.83      $   12.54    $    13.15    $    12.78    (a) $12.76
                                                                                                              (b) $12.76
        Ending AUV.................................   $   12.54      $   13.15    $    12.78    $    12.76    (a) $13.19
                                                                                                              (b) $13.19
        Ending Number of AUs.......................     328,300      3,633,064     7,121,685     7,196,448    (a) 7,598,504
                                                                                                              (b) --
------------------------------------------------------------------------------------------------------------------------------
  Davis Venture Value (Inception Date - 6/2/97)
        Beginning AUV..............................   $   18.63      $   21.30    $    23.36    $    26.57    (a) $27.88
                                                                                                              (b) $27.88
        Ending AUV.................................   $   21.30      $   23.36    $    26.57    $    27.88    (a) $30.05
                                                                                                              (b) $30.05
        Ending Number of AUs.......................   4,281,879     20,734,371    32,218,454    32,960,877    (a) 42,436.151
                                                                                                              (b) --
------------------------------------------------------------------------------------------------------------------------------
  "Dogs of Wall Street" (Inception Date - 4/1/98)
        Beginning AUV..............................   $      --      $   10.00    $     9.71    $     9.12    (a) $8.99
                                                                                                              (b) $8.99
        Ending AUV.................................   $      --      $    9.71    $     9.12    $     8.99    (a) $9.12
                                                                                                              (b) $9.12
        Ending Number of AUs.......................          --      4,324,225     8,879,703     8,952,838    (a) 7,474,726
                                                                                                              (b) --
------------------------------------------------------------------------------------------------------------------------------
  Emerging Markets (Inception Date - 6/5/97)
        Beginning AUV..............................   $   10.14      $    7.97    $     6.14    $     8.99    (a) $10.77
                                                                                                              (b) $10.77
        Ending AUV.................................   $    7.97      $    6.14    $     8.99    $    10.77    (a) $6.75
                                                                                                              (b) $6.75
        Ending Number of AUs.......................     663,212      2,574,316     4,857,715     5,310,973    (a) 8,357,898
                                                                                                              (b) --
------------------------------------------------------------------------------------------------------------------------------
  Federated Value (Inception Date - 6/4/97)
        Beginning AUV..............................   $   12.14      $   13.62    $    15.86    $    16.43    (a) $16.89
                                                                                                              (b) $16.89
        Ending AUV.................................   $   13.62      $   15.86    $    16.43    $    16.89    (a) $17.03
                                                                                                              (b) $17.03
        Ending Number of AUs.......................     736,333      3,783,248     6,616,993     6,700,126    (a) 7,439,722
                                                                                                              (b) --
------------------------------------------------------------------------------------------------------------------------------
  Global Bond (Inception Date - 6/11/97)
        Beginning AUV..............................   $   12.41      $   13.08    $    14.40    $    14.11    (a) $14.09
                                                                                                              (b) $14.09
        Ending AUV.................................   $   13.08      $   14.40    $    14.11    $    14.09    (a) $15.16
                                                                                                              (b) $15.16
        Ending Number of AUs.......................     183,563      1,342,157     2,692,066     2,749,995    (a) 3,502,566
                                                                                                              (b) --
------------------------------------------------------------------------------------------------------------------------------
  Global Equities (Inception Date - 6/3/97)
        Beginning AUV..............................   $   16.54      $   16.90    $    19.21    $    24.20    (a) $26.57
                                                                                                              (b) $26.57
        Ending AUV.................................   $   16.90      $   19.21    $    24.20    $    26.57    (a) $21.65
                                                                                                              (b) $21.65
        Ending Number of AUs.......................     600,294      2,566,912     4,915,631     5,366,080    (a) 9,807,829
                                                                                                              (b) --
------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Research (Inception Date - 7/5/00)
        Beginning AUV..............................          --             --            --            --    (a) $10.00
                                                                                                              (b) $10.00
        Ending AUV.................................          --             --            --            --    (a) $9.74
                                                                                                              (b) $9.74
        Ending Number of AUs.......................          --             --            --            --    (a) 2,906,979
                                                                                                              (b) --
------------------------------------------------------------------------------------------------------------------------------
  Growth-Income (Inception Date - 6/3/97)
        Beginning AUV..............................   $   18.84      $   21.41    $    25.71    $    33.11    (a) $35.91
                                                                                                              (b) $35.91
        Ending AUV.................................   $   21.41      $   25.71    $    33.11    $    35.91    (a) $32.42
                                                                                                              (b) $32.42
        Ending Number of AUs.......................   1,949,292      9,786,202    19,070,913    19,671,134    (a) 25,858,191
                                                                                                              (b) --
------------------------------------------------------------------------------------------------------------------------------
  Growth Opportunities (Inception Date - 7/6/00)
        Beginning AUV..............................          --             --            --            --    (a) $10.00
                                                                                                              (b) $10.00
        Ending AUV.................................          --             --            --            --    (a) $8.83
                                                                                                              (b) $8.83
        Ending Number of AUs.......................          --             --            --            --    (a) 2,537,947
                                                                                                              (b) --
------------------------------------------------------------------------------------------------------------------------------
             AUV - Accumulation Unit Value
             AU - Accumulation Units
             (a) Without election of EstatePlus
             (b) With election of EstatePlus (This feature became available December 29, 2000. Therefore, Ending Number of AUs are not yet available.)

                                                     INCEPTION TO   FISCAL YEAR   FISCAL YEAR    11/30/99-      FISCAL YEAR
                    PORTFOLIOS                         11/30/97      11/30/98      11/30/99      12/31/99         12/31/00
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
 High-Yield Bond (Inception Date - 6/9/97)
        Beginning AUV..............................   $   13.63      $   14.66    $    14.25    $    14.71    (a) $14.87
                                                                                                              (b) $14.87
        Ending AUV.................................   $   14.66      $   14.25    $    14.71    $    14.87    (a) $13.28
                                                                                                              (b) $13.28
        Ending Number of AUs.......................     758,856      5,006,115     7,918,425     8,096,738    (a) 8,995,563
                                                                                                              (b) --
------------------------------------------------------------------------------------------------------------------------------
  International Diversified Equities (Inception Date - 6/4/97)
        Beginning AUV..............................   $   12.04      $   11.62    $    13.53    $    15.49    (a) $16.92
                                                                                                              (b) $16.92
        Ending AUV.................................   $   11.62      $   13.53    $    15.49    $    16.92    (a) $13.61
                                                                                                              (b) $13.61
        Ending Number of AUs.......................   1,040,812      4,519,545     6,989,492     7,176,791    (a) 9,563,404
                                                                                                              (b) --
------------------------------------------------------------------------------------------------------------------------------
  International Growth and Income (Inception Date - 6/4/97)
        Beginning AUV..............................   $    9.97      $   10.33    $    11.16    $    13.40    (a) $14.07
                                                                                                              (b) $14.07
        Ending AUV.................................   $   10.33      $   11.16    $    13.40    $    14.07    (a) $14.02
                                                                                                              (b) $14.02
        Ending Number of AUs.......................   1,310,126      6,738,263    11,676,801    12,288,580    (a) 17,253,320
                                                                                                              (b) --
------------------------------------------------------------------------------------------------------------------------------
  Marsico Growth (Inception Date - 12/29/00)
        Beginning AUV..............................          --             --            --            --    (a) $10.00
                                                                                                              (b) $10.00
        Ending AUV.................................          --             --                          --    (a) $10.00
                                                                                                              (b) $10.00
        Ending Number of AUs.......................          --             --            --            --    (a) $46.00
                                                                                                              (b) $--
------------------------------------------------------------------------------------------------------------------------------
  MFS Growth and Income (Inception Date - 6/4/97)
        Beginning AUV..............................   $   15.82      $   17.63    $    20.46    $    22.55    (a) $23.67
                                                                                                              (b) $23.67
        Ending AUV.................................   $   17.63      $   20.46    $    22.55    $    23.67    (a) $23.22
                                                                                                              (b) $23.22
        Ending Number of AUs.......................     191,101        694,076     4,109,201     4,397,413    (a) 6,735,966
                                                                                                              (b) --
------------------------------------------------------------------------------------------------------------------------------
  MFS Mid-Cap Growth (Inception Date - 4/5/99)
        Beginning AUV..............................          --             --            --    $    14.23    (a) $16.31
                                                                                                              (b) $16.31
        Ending AUV.................................          --             --    $    14.23    $    16.31    (a) $17.61
                                                                                                              (b) $17.61
        Ending Number of AUs.......................          --             --     2,204,857     2,713,848    (a) 13,667,663
                                                                                                              (b) --
------------------------------------------------------------------------------------------------------------------------------
  MFS Total Return (Inception Date - 6/10/97)
        Beginning AUV..............................   $   14.44      $   15.45    $    17.28    $    18.50    (a) $18.60
                                                                                                              (b) $18.60
        Ending AUV.................................   $   15.45      $   17.28    $    18.50    $    18.60    (a) $21.43
                                                                                                              (b) $21.43
        Ending Number of AUs.......................     218,391      1,492,175     4,740,884     5,054,346    (a) 7,385,194
                                                                                                              (b) --
------------------------------------------------------------------------------------------------------------------------------
  Putnam Growth (Inception Date - 6/3/97)
        Beginning AUV..............................   $   15.80      $   18.47    $    22.29    $    28.36    (a) $31.67
                                                                                                              (b) $31.67
        Ending AUV.................................   $   18.47      $   22.29    $    28.36    $    31.67    (a) $25.56
                                                                                                              (b) $25.56
        Ending Number of AUs.......................     831,178      4,949,624    11,111,497    11,459,476    (a) 15,003,547
                                                                                                              (b) --
------------------------------------------------------------------------------------------------------------------------------
  Real Estate (Inception Date - 6/4/97)
        Beginning AUV..............................   $    9.98      $   11.44    $     9.80    $     8.50    (a) $8.91
                                                                                                              (b) $8.91
        Ending AUV.................................   $   11.44      $    9.80    $     8.50    $     8.91    (a) $10.86
                                                                                                              (b) $10.86
        Ending Number of AUs.......................     887,321      3,336,767     3,959,755     3,993,765    (a) 4,778,388
                                                                                                              (b) --
------------------------------------------------------------------------------------------------------------------------------
  SunAmerica Balanced (Inception Date - 6/5/97)
        Beginning AUV..............................   $   11.84      $   13.22    $    15.60    $    18.23    (a) $19.69
                                                                                                              (b) $19.69
        Ending AUV.................................   $   13.22      $   15.60    $    18.23    $    19.69    (a) $17.56
                                                                                                              (b) $17.56
        Ending Number of AUs.......................     363,136      3,543,245    11,283,979    11,995,695    (a) 17,356,197
                                                                                                              (b) --
------------------------------------------------------------------------------------------------------------------------------
             AUV - Accumulation Unit Value
             AU - Accumulation Units
             (a) Without election of EstatePlus
             (b) With election of EstatePlus (This feature became available December 29, 2000. Therefore, Ending Number of AUs are not yet available.)

                                                     INCEPTION TO   FISCAL YEAR   FISCAL YEAR    11/30/99-      FISCAL YEAR
                    PORTFOLIOS                         11/30/97      11/30/98      11/30/99      12/31/99         12/31/00
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
 Technology (Inception Date - 7/5/00)
        Beginning AUV..............................          --             --            --            --    (a) $10.00
                                                                                                              (b) $10.00
        Ending AUV.................................          --             --            --            --    (a) $6.69
                                                                                                              (b) $6.69
        Ending Number of AUs.......................          --             --            --            --    (a) 5,369,650
                                                                                                              (b) --
------------------------------------------------------------------------------------------------------------------------------
  Telecom Utility (Inception Date - 6/6/97)
        Beginning AUV..............................   $   11.41      $   12.74    $    14.56    $    15.16    (a) $15.11
                                                                                                              (b) $15.11
        Ending AUV.................................   $   12.74      $   14.56    $    15.16    $    15.11    (a) $13.54
                                                                                                              (b) $13.54
        Ending Number of AUs.......................     177,618      1,807,529     4,083,169     4,232,249    (a) 4,961,979
                                                                                                              (b) --
------------------------------------------------------------------------------------------------------------------------------
  Worldwide High Income (Inception Date - 6/5/97)
        Beginning AUV..............................   $   15.57      $   15.98    $    13.57    $    15.23    (a) $15.70
                                                                                                              (b) $15.70
        Ending AUV.................................   $   15.98      $   13.57    $    15.23    $    15.70    (a) $15.00
                                                                                                              (b) $15.00
        Ending Number of AUs.......................     596,308      2,430,509     2,853,924     2,824,430    (a) 2,942,189
                                                                                                              (b) --
------------------------------------------------------------------------------------------------------------------------------
  Van Kampen LIT Comstock, Class II Shares*
    (Inception Date - N/A)
        Beginning AUV..............................          --             --            --            --     --
        Ending AUV.................................          --             --            --            --     --
        Ending Number of AUs.......................          --             --            --            --     --
------------------------------------------------------------------------------------------------------------------------------
  Van Kampen LIT Emerging Growth, Class II Shares*
    (Inception Date - N/A)
        Beginning AUV..............................          --             --            --            --     --
        Ending AUV.................................          --             --            --            --     --
        Ending Number of AUs.......................          --             --            --            --     --
------------------------------------------------------------------------------------------------------------------------------
  Van Kampen LIT Growth and Income, Class II Shares*
    (Inception Date - N/A)
        Beginning AUV..............................          --             --            --            --     --
        Ending AUV.................................          --             --            --            --     --
        Ending Number of AUs.......................          --             --            --            --     --
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             AUV - Accumulation Unit Value
             AU - Accumulation Units
             (a) Without election of EstatePlus
             (b) With election of EstatePlus (This feature became available December 29, 2000. Therefore, Ending Number of AUs are not yet available.)
              * This fund was not available for sale until October 15, 2001.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX B - MARKET VALUE ADJUSTMENT ("MVA")
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
The MVA reflects the impact that changing interest rates have on the value of money invested at a fixed interest rate. The longer the period of time remaining in the term you initially agreed to leave your money in the fixed account option, the greater the impact of changing interest rates. The impact of the MVA can be either positive or negative, and is computed by multiplying the amount withdrawn, transferred or switched to the Income Phase by the following factor:

                           [(1+I/(1+J+0.005)](N/12) - 1

                  The MVA formula may differ in certain states where:
        I is the interest rate you are earning on the money invested in the fixed account option;
        J is the interest rate then currently available for the period of time equal to the number of years remaining in the term you initially agreed to leave your money in the fixed account option; and N is the number of full months remaining in the term you initially agreed to leave your money in the fixed account option.
EXAMPLES OF THE MVA
The examples below assume the following:
     (1) You made an initial Purchase Payment of $10,000 and allocated it to the 10-year fixed account option at a rate of 5%;
     (2) You make a partial withdrawal of $4,000 when 1 year (12 months) remains in the 10-year term you initially agreed to leave your money in the fixed account option (N=12); and
     (3) You have not made any other transfers, additional Purchase Payments, or withdrawals.
No withdrawal charges are reflected because your Purchase Payment has been in the contract for nine full years. If a withdrawal charge applies, it is deducted before the MVA. The MVA is assessed on the amount withdrawn less any withdrawal charges.
POSITIVE ADJUSTMENT
Assume that on the date of withdrawal, the interest rate in effect for a new Purchase Payments in the 1-year fixed account option is 4%.
The MVA factor is = [(1+I/(1+J+0.005)](N/12) - 1
                  = [(1.05)/(1.04+0.005)](12/12) - 1
                  = (1.004785)(1) - 1
                  = 1.004785 - 1
                  = + 0.004785
The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:
                         $4,000 x (+0.004785) = +$19.14
$19.14 represents the MVA that would be added to your withdrawal.
NEGATIVE ADJUSTMENT
Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year fixed account option is 6%.
The MVA factor is = [(1+I)/(1+J+0.005)](N/12) - 1
                  = [(1.05)/(1.06+0.005)](12/12) - 1
                  = (0.985915)(1) - 1
                  = 0.985915 - 1
                  = - 0.014085
The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:
                         $4,000 X (-0.014085) = -$56.34
$56.34 represents the MVA that will be deducted from the money remaining in the 10-year fixed account option.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX C - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.


The term "withdrawals" as used in describing the death benefit options below is defined as withdrawals and the fees and charges applicable to those withdrawals.


The following details the death benefit options and EstatePlus benefit upon the Continuing Spouse's death:

A. DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:


     1. Purchase Payment Accumulation Option



       If a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:



          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or



          b. The contract value on the Continuation Date (including the Continuation Contribution) plus any Purchase Payments minus any withdrawals made since the Continuation Date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date) plus any Purchase Payments minus withdrawals recorded after the date of death; or



          c. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if the Continuing Spouse is age 70 or older on the Continuation Date) plus any Purchase Payments less withdrawals recorded after the date of death. The Continuation Contribution is considered a Purchase Payment received on the Continuation Date.



       If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:



          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or



          b. Purchase Payments minus withdrawals (and fees and charges applicable to those withdrawals) made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Contract Issue Date) plus any Purchase Payments minus recorded after the date of death; or



          c. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if the Continuing Spouse was age 70 or older on the Contract Issue Date) plus any Purchase Payments less withdrawals (and fees and charges applicable to those withdrawals) recorded after the date of death.



     2. Maximum Anniversary Option - if the Continuing Spouse is below age 90 at the time of death, and:



          If a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:



          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or



          b. Continuation Net Purchase Payments plus Purchase Payments made since the Continuation Date; and reduced for withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or



          c. The maximum anniversary value on any contract anniversary occurring after the Continuation Date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals recorded since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.



          If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:



          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or



          b. Net Purchase Payments received since the original issue date; or



          c. The maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals recorded since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.



If the Continuing Spouse is age 90 or older at the time of death, under the Maximum Anniversary death benefit, their beneficiary will receive only the contract value at the time we receive all required paperwork and satisfactory proof of death.



B. THE ESTATEPLUS BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:


The EstatePlus benefit may increase the death benefit amount. The EstatePlus benefit is only available if the original owner elected EstatePlus and it has not been terminated. If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable, based on the number of years the Continuing Spouse has held the contract since the Continuation Date. The EstatePlus benefit, if any, is added to the death benefit payable under the Purchase Payment Accumulation or the Maximum Anniversary option.

The term "Continuation Net Purchase Payment" is used frequently to describe the EstatePlus benefit payable to the beneficiary of the Continuing Spouse. We define Continuation Net Purchase Payment as Net Purchase Payments made as of the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawal, Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution.

The following table provides the details, if the Continuing Spouse was age 69 or younger on the Continuation Date:

-------------------------------------------------------------
 CONTRACT YEAR         ESTATEPLUS              MAXIMUM
    OF DEATH           PERCENTAGE       ESTATEPLUS PERCENTAGE
-------------------------------------------------------------
 Years 0-4         25% of earnings      40% of Continuation
                                        Net Purchase Payments
-------------------------------------------------------------
 Years 5-9         40% of earnings      65% of Continuation
                                        Net Purchase
                                        Payments*
-------------------------------------------------------------
 Years 10+         50% of earnings      75% of Continuation
                                        Net Purchase
                                        Payments*
-------------------------------------------------------------

If the Continuing Spouse is between their 70th and 81st birthday on the Continuation Date, the table below shows the available EstatePlus benefit:


-------------------------------------------------------------
 CONTRACT YEAR         ESTATEPLUS              MAXIMUM
    OF DEATH           PERCENTAGE       ESTATEPLUS PERCENTAGE
-------------------------------------------------------------
 All Contract      25% of earnings      40% of Continuation
  Years                                 Net Purchase
                                        Payments*
-------------------------------------------------------------


* Purchase Payments received after the 5(th) year following the Continuation Date must remain in the contract for at least six months to be included as part of Continuation Net Purchase Payments for purpose of the Maximum EstatePlus calculation.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12 month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death.

What is the EstatePlus amount?

We determine the EstatePlus amount based upon a percentage of earnings in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings are defined as (1) minus (2) where

          (1) equals the contract value on the Continuing Spouse's date of death;

          (2) equals the Continuation Net Purchase Payment(s).

What is the Maximum EstatePlus amount?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus amount is a percentage of the Continuation Net Purchase Payments.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           APPENDIX D - PREMIUM TAXES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Premium taxes vary according to the state and are subject to change without notice. In many states, there is no tax at all. Listed below are the current premium tax rates in those states that assess a premium tax. For current information, you should consult your tax adviser.

                                                              QUALIFIED    NON-QUALIFIED
                           STATE                              CONTRACT       CONTRACT
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
California                                                        .50%          2.35%
----------------------------------------------------------------------------------------
Maine                                                               0%             2%
----------------------------------------------------------------------------------------
Nevada                                                              0%           3.5%
----------------------------------------------------------------------------------------
South Dakota                                                        0%          1.25%
----------------------------------------------------------------------------------------
West Virginia                                                       1%             1%
----------------------------------------------------------------------------------------
Wyoming                                                             0%             1%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   APPENDIX E - HYPOTHETICAL EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR
                                    FEATURE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This table assumes $100,000 initial investment in a Non-qualified contract with no withdrawals, additional Purchase Payments or premium taxes.

-------------------------------------------------------------------------------------------------------------
                                   Minimum annual income if you elect to receive income payments
     If at issue                                   on contract anniversary . . .
    you are . . .               7                     10                    15                    20
-------------------------------------------------------------------------------------------------------------
   Male                       6,108                 6,672                 7,716                 8,832
   age 60*
-------------------------------------------------------------------------------------------------------------
   Female                     5,388                 5,880                 6,900                 8,112
   age 60*
-------------------------------------------------------------------------------------------------------------
   Joint**                    4,716                 5,028                 5,544                 5,928
   Male-60
   Female-60
-------------------------------------------------------------------------------------------------------------

 * Life annuity with 10 years guaranteed
** Joint and survivor life annuity with 20 years guaranteed

--------------------------------------------------------------------------------

   Please forward a copy (without charge) of the Polaris(II) Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)

        ------------------------------------------------------------------------
        Name

        ------------------------------------------------------------------------
        Address

        ------------------------------------------------------------------------
        City/State/Zip

Date:  ------------------------------  Signed:  ------------------------------

   Return to: Anchor National Life Insurance Company, Annuity Service Center, P.O. Box 52499, Los Angeles, California 90054-0299
--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------


                   FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS

                                    ISSUED BY

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                               IN CONNECTION WITH

                            VARIABLE SEPARATE ACCOUNT

              (PORTION RELATING TO THE POLARIS II VARIABLE ANNUITY)










This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated October 15, 2001, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-SUN2 or writing us at:



                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299





                                October 15, 2001

                                TABLE OF CONTENTS

                                                                   PAGE
                                                                   ----
Separate Account.................................................    3

General Account..................................................    3

Performance Data ................................................    4

Income Payments..................................................   12

Annuity Unit Values..............................................   12

Taxes............................................................   15

Distribution of Contracts........................................   19

Financial Statements.............................................   19


                                SEPARATE ACCOUNT
                                ----------------

     Variable Separate Account was originally established by Anchor National Life Insurance Company (the "Company") on June 25, 1981, pursuant to the provisions of California law, as a segregated asset account of the Company. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the separate account or the Company by the SEC.

     The assets of the separate account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the separate account are credited to or charged against the separate account without regard to other income, gains, or losses of the Company.

     The separate account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the underlying funds. The Company does not guarantee the investment performance of the separate account, its Variable Portfolios or the underlying funds. Values allocated to the separate account and the amount of variable Income Payments will vary with the values of shares of the underlying funds, and are also reduced by contract charges.

     The basic objective of a variable annuity contract is to provide variable Income Payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable Income Payments will reflect the investment performance of the separate account with respect to amounts allocated to it both before and after the Annuity Date. Since the separate account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the separate account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their funds to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable Income Payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

     Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable Income Payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable Income Payments).

                                 GENERAL ACCOUNT
                                 ---------------

     The general account is made up of all of the general assets of the Company other than those allocated to the separate account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the 1, 3, 5, 7 or 10 year fixed account options and the DCA accounts for 6-month and 1-year periods available in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

     The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

                                PERFORMANCE DATA
                                ----------------

     From time to time the separate account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Cash Management Portfolio (which invests in shares of the Cash Management Portfolio of SunAmerica Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Cash Management Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges (including the mortality and expense risk charge, distribution expense charge and contract maintenance fee) on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.


     In addition, the separate account may advertise "total return" data for its other Variable Portfolios. A Variable Portfolio is a sub-account of the separate account which provides for variable investment options available under the contract. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The "total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period). Recurring contract charges are reflected in the total return figures in the same manner as they are reflected in the yield data for contracts funded through the Cash Management Portfolio.



     For periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding underlying funds of Anchor Series Trust, SunAmerica Series Trust and the Van Kampen Life Investment Trust, modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each respective Anchor Series Trust and SunAmerica Series Trust underlying fund. In some cases a particular Variable Portfolio may have been available in another contract funded through this separate account. If the Variable Portfolio was incepted in this separate account prior to the offering of this contract, we report standardized contract performance adjusted for the fees and charges on this contract. Performance figures similarly adjusted but based on underlying SunAmerica Series Trust or Anchor Series

Trust performance (outside of this separate account) should not be construed to be actual historical performance of the relevant separate account Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding underlying funds of Anchor Series Trust, SunAmerica Series Trust and the Van Kampen Life Investment Trust, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (which will reflect the effect of fees and charges imposed under the contracts). Anchor Series Trust and SunAmerica Series Trust have served since their inception as underlying investment media for separate accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts.


     Performance data for the various Variable Portfolios are computed in the manner described below.

CASH MANAGEMENT PORTFOLIO

     For contracts without the Principal Rewards Program, the annualized current yield and the effective yield for the Cash Management Portfolio for the 7 day period ending December 31, 2000 were 4.25% and 4.34%, respectively. For contracts with the Principal Rewards Program, the annualized current yield and the effective yield for the Cash Management Portfolio for the 7 day period ending December 31, 2000 were 6.25% and 6.45%, respectively.

     Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

     For contracts without the Principal Rewards Program:
     ----------------------------------------------------

          Base Period Return = (EV-SV-CMF)/(SV)

     For contracts with the Principal Rewards Program:
     -------------------------------------------------

          Base Period Return = (EV-SV-CMF+E)/(SV)

          where:

          SV     =   value of one Accumulation Unit at the start of a 7 day
                     period

          EV     =   value of one Accumulation Unit at the end of the 7 day
                     period

          CMF    =   an allocated portion of the $35 annual contract maintenance fee, prorated for 7 days

          E      =   Premium Enhancement Rate, prorated for 7 days

     The change in the value of an Accumulation Unit during the 7 day period reflects the income received, minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the Variable Portfolios and the general account so that each Variable Portfolio's allocated portion of the charge is proportional to the percentage of the number of contract owners' accounts that have money allocated to that Variable Portfolio. The portion of the charge allocable to the Cash Management Portfolio is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Cash Management Portfolio. Finally, the result is multiplied by the fraction 7/365 to arrive at the portion attributable to the 7 day period.

     The current yield is then obtained by annualizing the Base Period Return:

     Current Yield = (Base Period Return) x (365/7)

     The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

                                                365/7
     Effective Yield = [(Base Period Return + 1)      - 1]

     The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

     Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.

OTHER VARIABLE PORTFOLIOS

     The Variable Portfolios of the separate account other than the Cash Management Portfolio compute their performance data as "total return."

     The total returns since each Variable Portfolio's inception date, for a 1-year period and, if applicable, for a 5-year period, are shown on the following two pages, both with and without an assumed complete redemption at the end of the stated period. Total returns for contracts without the Principal Rewards Program are on page 9 and total returns for contracts with the Principal Rewards Program are on page 10.

     Standardized performance for the Variable Portfolios available in this contract reflect total returns using the method of computation discussed below:

o Using the seven year surrender charge schedule available on contracts issued without the Principal Rewards Program. No enhancement is reflected under the calculation, as the Payment Enhancement is not available unless the Principal Rewards Program is elected; AND

o Using the nine year surrender charge schedule available on contracts issued with the Principal Rewards Program, including the minimum Upfront Payment Enhancement of 2% of Purchase Payments and calculating the value after redemption only based on the initial $1,000 Purchase Payment.

     We may, from time to time, advertise other variations of performance along with the standardized performance as described above. We may, in sales literature, show performance only applicable to one surrender charge schedule to a contract holder who has already purchased the contract with or without the Principal Rewards Program. However, we will not report performance for the contract featuring the Principal Rewards program, unless net of withdrawal charges.

     These rates of return do not reflect election of the EstatePlus feature. The rates of return would be lower if the feature were included in the calculations. Total return figures are based on historical data and are not intended to indicate future performance.

                                   POLARIS II
                            STANDARDIZED PERFORMANCE
                 CONTRACTS WITHOUT THE PRINCIPAL REWARDS PROGRAM
                      TOTAL ANNUAL RETURN (IN PERCENT) FOR
                         PERIOD ENDING DECEMBER 31,2000
                            (WITH/WITHOUT REDEMPTION)



                                                                                                                      SINCE
                                         VARIABLE                                                               VARIABLE PORTFOLIO
                                         PORTFOLIO             1 YEAR                      5 YEAR                    INCEPTION
                                         INCEPTION      ---------------------      ----------------------     ----------------------
VARIABLE PORTFOLIO                         DATE           WITH       WITHOUT         WITH        WITHOUT        WITH         WITHOUT
                                       ------------     --------     --------      --------      --------     --------      --------
Anchor Series Trust
Capital Appreciation                      02/12/93      -15.93%       -8.93%       22.21%        22.48%        18.91%         18.91%
Gov't & Quality Bond                      02/22/93        2.58%        9.58%        4.00%         4.51%         4.85%          4.85%
Natural Resources                         10/31/94       10.49%       17.49%        5.58%         6.06%         6.20%          6.32%
Wel Growth                                02/19/93       -9.59%       -2.59%       19.25%        19.55%        15.77%         15.77%

Sunamerica Series Trust
Aggressive Growth                         06/03/96      -23.60%      -16.60%          N/A           N/A        16.27%         16.65%
Alliance Growth                           02/09/93      -27.74%      -20.74%       20.41%        20.70%        18.57%         18.57%
Asset Allocation                          07/01/93       -8.89%       -1.89%        8.15%         8.59%         9.22%          9.22%
Blue Chip Growth                          07/10/00          N/A          N/A          N/A           N/A       -21.32%        -14.32%
Corporate Bond                            07/01/93       -3.67%        3.33%        2.66%         3.19%         3.69%          3.69%
Davis Venture Value                       10/31/94        0.74%        7.74%       17.20%        17.52%        19.42%         19.48%
Dogs Of Wall Street                       04/01/98       -5.63%        1.37%          N/A           N/A        -5.34%         -3.37%
Emerging Markets                          06/02/97      -44.45%      -37.45%          N/A           N/A       -12.02%        -10.50%
Federated Value                           06/03/96       -6.25%        0.75%          N/A           N/A        11.85%         12.29%
Global Bond                               07/01/93        0.51%        7.51%        5.42%         5.90%         5.62%          5.62%
Global Equities                           02/09/93      -25.59%      -18.59%        9.65%        10.06%        10.21%         10.21%
Goldman Sachs Research                    07/05/00          N/A          N/A          N/A           N/A        -9.68%         -2.68%
Growth  Income                            02/09/93      -16.77%       -9.77%       18.80%        19.09%        16.02%         16.02%
Growth Opportunities                      07/06/00          N/A          N/A          N/A           N/A       -18.68%        -11.68%
High-Yield Bond                           02/09/93      -17.80%      -10.80%        2.01%         2.56%         3.59%          3.59%
Internat'l Diver. Eq                      10/31/94      -26.62%      -19.62%        4.82%         5.31%         4.92%          5.04%
Internat'l Growth & Income                06/02/97       -7.44%       -0.44%          N/A           N/A         8.97%          9.86%
Marsico Growth+                           12/29/00          N/A          N/A          N/A           N/A           N/A            N/A
MFS Growth & Income                       02/09/93       -8.96%       -1.96%       12.12%        12.50%        11.20%         11.20%
MFS Mid-Cap Growth                        04/01/99        0.92%        7.92%          N/A           N/A        35.37%         38.07%
MFS Total Return                          10/31/94        8.15%       15.15%       10.93%        11.32%        13.00%         13.08%
Putnam Growth                             02/09/93      -26.37%      -19.37%       15.79%        16.12%        12.55%         12.55%
Real Estate                               06/02/97       14.69%       21.69%          N/A           N/A         1.15%          2.22%
Sunamerica Balanced                       06/03/96      -17.88%      -10.88%          N/A           N/A        12.62%         13.05%
Technology                                07/05/00          N/A          N/A          N/A           N/A       -40.12%        -33.12%
Telecom Utility                           06/03/96      -17.48%      -10.48%          N/A           N/A         6.27%          6.79%
Worldwide High Inc                        10/31/94      -11.51%       -4.51%        4.63%         5.12%         6.60%          6.71%
Van Kampen LIT Comstock,
  Class II Shares+                             N/A         N/A          N/A           N/A           N/A           N/A            N/A
Van Kampen LIT Emerging Growth,
  Class II Shares+                             N/A         N/A          N/A           N/A           N/A           N/A            N/A
Van Kampen LIT Growth and Income,
  Class II Shares+                             N/A         N/A          N/A           N/A           N/A           N/A            N/A




+ Not available for sale in this product until October 15, 2001.


Total return figures are based on historical data and are not intended to indicate future performance.

                  HYPOTHETICAL ADJUSTED HISTORICAL PERFORMANCE
                CONTRACTS WITHOUT THE PRINCIPAL REWARDS PROGRAM:
                ------------------------------------------------
                      TOTAL ANNUAL RETURN (IN PERCENT) FOR
                         PERIOD ENDING DECEMBER 31, 2000


                                        UNDERLYING
                                        TRUST
                                        INCEPTION                                       SINCE TRUST
PORTFOLIO                               DATE                    10 YEAR                 INCEPTION
---------                               ----                    -------                 ---------
Anchor Series Trust
Capital Appreciation                    3/23/87                  22.98%                   16.07%
Government and Quality Bond             9/5/84                    6.17%                    7.53%
Growth                                  9/5/84                    8.02%                    6.66%
Natural Resources                       1/4/88                   15.90%                   13.73%



                                        UNDERLYING
                                        TRUST
                                        INCEPTION                               5                SINCE
VAN KAMPEN LIFE INVESTMENT TRUST        DATE                    1 YEAR          YEAR             FUND INCEPTION
--------------------------------        ----                    -------         -------          --------------
Van Kampen LIT Comstock,
  Class II Shares                       4/30/99                 20.38%          N/A               7.49%
Van Kampen LIT Emerging Growth,
  Class II Shares                       7/3/95                 -18.82%          26.20%           27.05%
Van Kampen LIT Growth and Income,
  Class II Shares                       12/23/96                10.12%          N/A              16.02%

                                   POLARIS II
                             STANDARDIZED PERFORMANCE
                 CONTRACTS WITH THE PRINCIPAL REWARDS PROGRAMS:
                     TOTAL ANNUAL RETURNS (IN PERCENT) FOR
                         PERIOD ENDING DECEMBER 31,2000
                        (RETURN WITH/WITHOUT REDEMPTION)



                                                                                                                   SINCE
                                 VARIABLE                                                                    VARIABLE PORTFOLIO
                                 PORTFOLIO              1 YEAR                       5 YEAR                       INCEPTION
                                 INCEPTION      ----------------------      -----------------------       -----------------------
VARIABLE PORTFOLIO                  DATE          WITH        WITHOUT         WITH         WITHOUT          WITH          WITHOUT
                                 ---------      --------      --------      --------       --------       --------       --------
Anchor Series Trust
Capital Appreciation              02/12/93       -16.11%        -7.11%          22.43%         22.96%         19.10%         19.21%
Gov't & Quality Bond              02/22/93         2.78%        11.78%           3.91%          4.92%          4.84%          5.11%
Natural Resources                 10/31/94        10.83%        19.83%           5.52%          6.47%          6.19%          6.66%
Wel Growth                        02/19/93        -9.65%        -0.65%          19.44%         20.02%         15.92%         16.06%

Sunamerica Series Trust
Aggressive Growth                 06/03/96       -23.93%       -14.93%            ---            ---          16.41%         17.16%
Alliance Growth                   02/09/93       -28.15%       -19.15%          20.61%         21.17%         18.76%         18.87%
Asset Allocation                  07/01/93        -8.93%         0.07%           8.15%          9.02%          9.28%          9.50%
Blue Chip Growth                  07/10/00          ---           ---             ---            ---         -21.53%        -12.53%
Corporate Bond                    07/01/93        -3.60%         5.40%           2.53%          3.60%          3.65%          3.97%
Davis Venture Value               10/31/94         0.90%         9.90%          17.36%         17.98%         19.61%         19.86%
Dogs Of Wall Street               04/01/98        -5.59%         3.41%            ---            ---          -5.81%         -2.67%
Emerging Markets                  06/02/97       -45.20%       -36.20%            ---            ---         -12.67%        -10.00%
Federated Value                   06/03/96        -6.23%         2.77%            ---            ---          11.91%         12.78%
Global Bond                       07/01/93         0.66%         9.66%           5.36%          6.32%          5.62%          5.90%
Global Equities                   02/09/93       -25.96%       -16.96%           9.68%         10.50%         10.30%         10.49%
Goldman Sachs Research            07/05/00          ---           ---             ---            ---          -9.72%         -0.72%
Growth Income                     02/09/93       -16.96%        -7.96%          18.97%         19.57%         16.17%         16.31%
Growth Opportunities              07/06/00          ---           ---             ---            ---         -18.99%         -9.99%
High-Yield Bond                   02/09/93       -18.02%        -9.02%           1.88%          2.97%          3.56%          3.85%
Internat'l Diver. Eq.             10/31/94       -27.01%       -18.01%           4.75%          5.73%          4.88%          5.38%
Internat'l Growth & Income        06/02/97        -7.45%         1.55%            ---            ---           8.93%         10.47%
Marsico Growth+                   12/29/00          ---           ---             ---            ---            ---            ---
MFS Growth & Income               02/09/93        -8.99%         0.01%          12.20%         12.94%         11.30%         11.48%
MFS Mid-Cap Growth                04/01/99         1.08%        10.08%            ---            ---          35.61%         39.65%
MFS Total Return                  10/31/94         8.45%        17.45%          10.98%         11.76%         13.11%         13.45%
Putnam Growth                     02/09/93       -26.75%       -17.75%          15.92%         16.58%         12.67%         12.84%
Real Estate                       06/02/97        15.13%        24.13%            ---            ---           0.93%          2.79%
Sunamerica Balanced               06/03/96       -18.10%        -9.10%            ---            ---          12.70%         13.54%
Technology                        07/05/00          ---           ---             ---            ---         -40.77%        -31.77%
Telecom Utility                   06/03/96       -17.68%        -8.68%            ---            ---           6.22%          7.26%
Worldwide High Inc.               10/31/94       -11.60%        -2.60%           4.55%          5.53%          6.60%          7.06%
Van Kampen LIT Comstock,
  Class II Shares+                     N/A          N/A           N/A             N/A            N/A            N/A            N/A
Van Kampen LIT Emerging Growth,
  Class II Shares+                     N/A          N/A           N/A             N/A            N/A            N/A            N/A
Van Kampen LIT Growth and Income,
  Class II Shares+                     N/A          N/A           N/A             N/A            N/A            N/A            N/A



+ Not available for sale in this product until October 15, 2001.


Total return figures are based on historical data and are not intended to indicate future performance.

                  HYPOTHETICAL ADJUSTED HISTORICAL PERFORMANCE
                  CONTRACTS WITH THE PRINCIPAL REWARDS PROGRAM:
                  ---------------------------------------------
                      TOTAL ANNUAL RETURNS (IN PERCENT) FOR
                         PERIOD ENDING DECEMBER 31, 2000



                                        UNDERLYING
                                        TRUST
                                        INCEPTION                                         SINCE TRUST
PORTFOLIO                               DATE                    10 YEAR                   INCEPTION
---------                               ----                    -------                   -----------
Anchor Series Trust
Capital Appreciation                    3/23/87                  23.23%                   16.23%
Government and Quality Bond             9/5/84                    6.38%                    7.67%
Growth                                  9/5/84                    8.24%                    6.83%
Natural Resources                       1/4/88                   16.73%                   13.86%



                                                         UNDERLYING
                                                         TRUST
                                                         INCEPTION                               5                SINCE
VAN KAMPEN LIFE INVESTMENT TRUST                         DATE                    1  YEAR         YEAR             FUND INCEPTION
--------------------------------                         ----------              -------         -------          --------------
Van Kampen LIT Comstock, Class II Shares                 4/30/99                 20.93%          N/A               7.13%
Van Kampen LIT Emerging Growth, Class II Shares          7/3/95                 -19.06%          26.47%           27.33%
Van Kampen LIT Growth and Income, Class II Shares        12/23/96                10.47%          N/A              16.13%


Total return figures are based on historical data and are not intended to indicate future performance.


     Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:

     For contracts without the Principal Rewards Program:
     ----------------------------------------------------

                      n
                P(1+T)  = ERV

     For contracts with the Principal Rewards Program:
     -------------------------------------------------

                             n
                [P(1+E)](1+T)  = ERV

where:            P     =   a hypothetical initial payment of $1,000
                  T     =   average annual total return
                  n     =   number of years
                  E     =   Payment Enhancement Rate
                ERV     =   ending redeemable value of a hypothetical $1,000
                            payment made at the beginning of the 1, 5, or 10 year period as of the end of the period
                            (or fractional portion thereof).

     The total return figures reflect the effect of recurring charges, as discussed herein. Recurring charges are taken into account in a manner similar to that used for the yield computations for the Cash Management Portfolio, described above. As with the Cash Management Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.

                                 INCOME PAYMENTS
                                 ---------------

INITIAL MONTHLY INCOME PAYMENTS

     The initial Income Payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable Income Payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the annuity option selected.

     The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly Income Payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable Income Payment. The number of Annuity Units determined for the first variable Income Payment remains constant for the second and subsequent monthly variable Income Payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY PAYMENTS

     For fixed Income Payments, the amount of the second and each subsequent monthly Income Payment is the same as that determined above for the first monthly payment.

     For variable Income Payments, the amount of the second and each subsequent monthly Income Payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit value as of the day preceding the date on which each Income Payment is due.

INCOME PAYMENTS UNDER THE INCOME PROTECTOR FEATURE

     If contract holders elect to begin Income Payments using the Income Protector feature, the income benefit base is determined as described in the prospectus. The initial Income Payment is determined by applying the income benefit base to the annuity table specifically designated for use in conjunction with the Income Protector feature, either in the contract or in the endorsement to the contract. Those tables are based on a set amount per $1,000 of income benefit base applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the Income Option selected.

     The income benefit base is applied then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly Income Payment. The amount of the second and each subsequent income payment is the same as that determined above for the first monthly payment.

                               ANNUITY UNIT VALUES
                               -------------------

     The value of an Annuity Unit is determined independently for each Variable Portfolio.

     The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable Income Payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable Income Payments will decrease over time. If the net investment rate equals 3.5%, the variable Income Payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for Income Payments to increase (or not to decrease).

     The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each Income Payment will vary accordingly.

     For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

     The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

     The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

     (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

     (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

     The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by separate account asset charges.

     ILLUSTRATIVE EXAMPLE
     --------------------

     Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                    NIF = ($11.46/$11.44)

                        = 1.00174825

     The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the Income Payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable Income Payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                            (1/12)
                  1/[(1.035)      ] = 0.99713732

     In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

                 $10.103523 x 1.00174825 x 0.99713732 = $10.092213

     To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

     The NIF measures the performance of the funds that are basis for the amount of future annuity payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF) / (1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is less that one and payments are decreased.

VARIABLE INCOME PAYMENTS

     ILLUSTRATIVE EXAMPLE
     --------------------

     Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second Income Payment date is $13.327695.

     P's first variable Income Payment is determined from the annuity factor tables in P's contract, using the information assumed above. From these tables, which supply monthly annuity factors for each $1,000 of applied contract value, P's first variable Income Payment is determined by multiplying the factor of $4.92 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

              First Payment = $4.92 x ($116,412.31/$1,000) = $572.75

     The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable Income Payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

              Annuity Units = $572.75/$13.256932 = 43.203812

     P's second variable Income Payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

              Second Payment = 43.203812 x $13.327695 = $575.81

     The third and subsequent variable Income Payments are computed in a manner similar to the second variable Income Payment.

     Note that the amount of the first variable Income Payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable Income Payments.

                                      TAXES
                                      -----



Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

GENERAL

        Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the income option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. For contracts issued in connection with Non-qualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

        For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

        The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

WITHHOLDING TAX ON DISTRIBUTIONS

        The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions can be waived.

        An "eligible rollover distribution" is the estimated taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code (other than (1) income payments for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; and
(2) distributions required to be made under the Code). Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

        Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

        Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

        The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

                               NON-NATURAL OWNERS

        Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

        The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

TAX TREATMENT OF ASSIGNMENTS

        An assignment of a contract may have tax consequences, and may also be prohibited by ERISA in some circumstances. Owners should therefore consult competent legal advisers should they wish to assign their contracts.

                      TAX TREATMENT OF GIFTING A CONTRACT

        If you transfer ownership of your Contract to a person other than your spouse or former spouse incident to divorce, and receive payment less than the Contract's value, you will be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

                          TRUSTEE TO TRUSTEE TRANSFERS

        The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs). Withdrawals can only be made when an owner: (1) reaches age 59-1/2; (2) leaves his or her job; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. These restrictions do not apply to amounts transferred to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7).

PARTIAL 1035 EXCHANGES

        Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contact, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway vs. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in Conway. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under Section 72 of the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should seek their own tax advice.

QUALIFIED PLANS

        The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the contracts issued pursuant to the plan.

        Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

        Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

        (a)     H.R. 10 PLANS

                Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans on such items as: amounts of allowable contributions; form, manner and timing of distributions; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

        (b)     TAX-SHELTERED ANNUITIES

                Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

        (c)     INDIVIDUAL RETIREMENT ANNUITIES

                Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

        (d)     ROTH IRAS

                Section 408(a) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a regular IRA under Section 408(b) of the Code, contributions to a Roth IRA are not made on a tax-deferred basis, but distributions are tax-free if certain requirements are satisfied. Like regular IRAs, Roth IRAs are subject to limitations on the amount that may be contributed, those who may be eligible and the time when distributions may commence without tax penalty. Certain persons may be eligible to convert a regular IRA into a Roth IRA, and the taxes on the resulting income may be spread over four years if the conversion occurs before January 1, 1999. If and when the contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

        (e)     CORPORATE PENSION AND PROFIT-SHARING PLANS

                Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with corporate pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

        (f)     DEFERRED COMPENSATION PLANS - SECTION 457

                Under Section 457 of the Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in Deferred Compensation plans. The amounts deferred under a Plan which meets the requirements of Section 457 are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. Furthermore, the Code provides additional requirements and restrictions regarding eligibility, contributions and distributions.

                All of the assets and income of a Plan established by a governmental employee after August 23, 1996, must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Plans that were in existence on August 23, 1995 may be amended to satisfy the trust and exclusive benefit requirements any time prior to January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. The requirement of a trust does not apply to amounts under a Plan of a tax exempt non-governmental employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the plan is not an eligible plan within the meaning of Section 457(b). In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

                In general, distributions from a Plan are prohibited under section 457 of the Code unless made after the participating employee attains age 70 1/2, separates from service, dies, or suffers an unforeseeable financial emergency as defined in the Code.

        Under present federal tax law, amounts accumulated in a Plan under section 457 cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other plans under section 457.


                            DISTRIBUTION OF CONTRACTS
                            -------------------------

     The contracts are offered on a continuous basis through SunAmerica Capital Services, Inc., located at 733 Third Avenue, 4th Floor, New York, New York 10017. SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of SunAmerica Inc. No underwriting fees are paid in connection with the distribution of the contracts.

                              FINANCIAL STATEMENTS
                              --------------------

     The audited consolidated financial statements of the Company at December 31, 2000 and 1999, for the years ended December 31, 2000 and 1999, for the three months ended December 31, 1998 and for the year ended September 30,1998 are presented in this Statement of Additional Information. The consolidated financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts for amounts allocated to the 1, 3, 5, 7 or 10 year fixed account options and the DCA accounts for 6-month and 1-year periods.

     Also, included in this Statement of Additional Information are the Variable Separate Account (Portion Relating to the Polaris II Variable Annuity) audited financial statements at December 31, 2000, for the year ended December 31, 2000, for the one month ended December 31, 1999 and for the year end November 30, 1999.


     PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, California 90071, serves as the independent accountants for the separate account and the Company. The financial statements referred to above have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                        Report of Independent Accountants

To the Board of Directors and Shareholder of Anchor National Life Insurance Company:



In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income and of cash flows present fairly, in all material respects, the financial position of Anchor National Life Insurance Company and its subsidiaries at December 31, 2000 and 1999, and the results of their operations and their cash flows for the years ended December 31, 2000 and 1999, for the three months ended December 31, 1998 and for the year ended September 30, 1998, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits on these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.




PricewaterhouseCoopers LLP
Woodland Hills, California

January 31, 2001

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET

                                                   December 31,     December 31,
                                                      2000              1999
                                                   -----------      -----------
                                                          (In thousands)
ASSETS

Investments:
   Cash and short-term investments                 $   169,701      $   462,915
   Bonds, notes and redeemable
      preferred stocks available for sale,
      at fair value (amortized cost:
      December 2000, $4,130,570;
      December 1999, $4,155,728)                     4,007,902        3,953,169
   Mortgage loans                                      684,174          674,679
   Policy loans                                        244,436          260,066
   Separate account seed money                         104,678          144,231
   Common stocks available for sale,
      at fair value (cost: December 2000,
      $1,001; December 1999, $0)                           974             --
   Partnerships                                          8,216            4,009
   Real estate                                          24,139           24,000
   Other invested assets                                18,514           31,632
                                                   -----------      -----------
   Total investments                                 5,262,734        5,554,701

Variable annuity assets held in separate
   accounts                                         20,393,820       19,949,145
Accrued investment income                               57,555           60,584
Deferred acquisition costs                           1,286,456        1,089,979
Receivable from brokers for sales of
   securities                                               15           54,760
Income taxes currently receivable from Parent           60,992             --
Deferred income taxes                                     --             53,445
Other assets                                           127,906          111,880
                                                   -----------      -----------
TOTAL ASSETS                                       $27,189,478      $26,874,494
                                                   ===========      ===========


           See accompanying notes to consolidated financial statements

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEET (Continued)

                                                 December 31,       December 31,
                                                     2000              1999
                                                 ------------       ------------
                                                          (In thousands)

LIABILITIES AND SHAREHOLDER'S EQUITY

Reserves, payables and accrued liabilities:
   Reserves for fixed annuity contracts          $  2,778,229       $  3,254,895
   Reserves for universal life insurance
      contracts                                     1,832,667          1,978,332
   Reserves for guaranteed investment
      contracts                                       610,672            305,570
   Payable to brokers for purchases of
      securities                                        3,662                139
   Income taxes currently payable                        --               23,490
   Modified coinsurance deposit liability              97,647            140,757
   Other liabilities                                  203,015            249,224
                                                 ------------       ------------
   Total reserves, payables and accrued
      liabilities                                   5,525,892          5,952,407
                                                 ------------       ------------
Variable annuity liabilities related to
   separate accounts                               20,393,820         19,949,145
                                                 ------------       ------------
Subordinated notes payable to affiliates               55,119             37,816
                                                 ------------       ------------
Deferred income taxes                                  85,978               --
                                                 ------------       ------------
Shareholder's equity:
   Common stock                                         3,511              3,511
   Additional paid-in capital                         493,010            493,010
   Retained earnings                                  697,730            551,158
   Accumulated other comprehensive loss               (65,582)          (112,553)
                                                 ------------       ------------
   Total shareholder's equity                       1,128,669            935,126
                                                 ------------       ------------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY       $ 27,189,478       $ 26,874,494
                                                 ============       ============


           See accompanying notes to consolidated financial statements

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME


                                            Years Ended December 31,
                                           -------------------------   Three Months Ended       Year Ended
                                              2000           1999       December 31, 1998   September 30, 1998
                                           ---------       ---------   ------------------   ------------------
                                                                    (In thousands)

Investment income                          $ 399,355       $ 516,001       $  53,553               $ 218,793
                                           ---------       ---------       ---------               ---------
Interest expense on:
   Fixed annuity contracts                  (140,322)       (231,929)        (22,828)               (112,695)
   Universal life insurance
      contracts                              (86,263)       (102,486)           --                      --
   Guaranteed investment
      contracts                              (34,124)        (19,649)         (3,980)                (17,787)
   Senior indebtedness                          --              (199)            (34)                 (1,498)
   Subordinated notes payable
      to affiliates                           (4,144)         (3,474)           (853)                 (3,114)
                                           ---------       ---------       ---------               ---------
   Total interest expense                   (264,853)       (357,737)        (27,695)               (135,094)
                                           ---------       ---------       ---------               ---------
NET INVESTMENT INCOME                        134,502         158,264          25,858                  83,699
                                           ---------       ---------       ---------               ---------
NET REALIZED INVESTMENT
   GAINS (LOSSES)                            (15,177)        (19,620)            271                  19,482
                                           ---------       ---------       ---------               ---------
Fee income:
   Variable annuity fees                     400,495         306,417          58,806                 200,867
   Net retained commissions                   62,202          51,039          11,479                  48,561
   Asset management fees                      73,922          43,510           8,068                  29,592
   Universal life insurance fees, net         20,258          28,932            --                      --
   Surrender charges                          20,963          17,137           3,239                   7,404
   Other fees                                 12,959           6,327           1,738                   3,938
                                           ---------       ---------       ---------               ---------
TOTAL FEE INCOME                             590,799         453,362          83,330                 290,362
                                           ---------       ---------       ---------               ---------
GENERAL AND ADMINISTRATIVE
   EXPENSES                                 (171,627)       (146,683)        (21,268)                (92,929)
                                           ---------       ---------       ---------               ---------
AMORTIZATION OF DEFERRED
   ACQUISITION COSTS                        (158,007)       (116,840)        (27,070)                (72,713)
                                           ---------       ---------       ---------               ---------
ANNUAL COMMISSIONS                           (56,473)        (40,760)         (6,624)                (18,209)
                                           ---------       ---------       ---------               ---------
PRETAX INCOME                                324,017         287,723          54,497                 209,692
                                           ---------       ---------       ---------               ---------
Income tax expense                          (108,445)       (103,025)        (20,106)                (71,051)
                                           ---------       ---------       ---------               ---------
NET INCOME                                 $ 215,572       $ 184,698       $  34,391               $ 138,641
                                           ---------       ---------       ---------               ---------


           See accompanying notes to consolidated financial statements

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
      CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Continued)

                                                Years Ended December 31,
                                                ------------------------  Three Months Ended       Year Ended
                                                  2000           1999     December 31, 1998    September 30, 1998
                                                ---------      ---------  ------------------   ------------------
                                                                     (In thousands)
OTHER COMPREHENSIVE INCOME (LOSS)
 NET OF TAX:
  Net unrealized gains (losses)
   on debt and equity securities
   available for sale identified
   in the current period (net of
   income tax expense of $20,444
   and income tax benefit of
   $63,900, $5,517 and $2,168 for
   the years ended December 31,
   2000 and 1999, the three
   months ended December 31, 1998
   and the year ended September
   30, 1998, respectively)                      $  37,968      $(118,669)      $ (10,249)          $  (4,027)

  Less reclassification
   adjustment for net realized
   losses (gains) included in net
   income (net of income tax
   expense of $4,848, $4,165 and
   $116 and income tax benefit of
   $3,210 for the years ended
   December 31, 2000 and 1999,
   the three months ended
   December 31, 1998 and the year
   ended September 30, 1998, respectively)          9,003          7,735             215              (5,963)
                                                ---------      ---------       ---------           ---------
OTHER COMPREHENSIVE INCOME (LOSS)                  46,971       (110,934)        (10,034)             (9,990)
                                                ---------      ---------       ---------           ---------
COMPREHENSIVE INCOME                            $ 262,543      $  73,764       $  24,357           $ 128,651
                                                =========      =========       =========           =========

           See accompanying notes to consolidated financial statements

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS

                                               Years Ended December 31,
                                             ----------------------------   Three Months Ended       Year Ended
                                               2000              1999        December 31, 1998   September 30, 1998
                                            -----------       -----------   ------------------   ------------------
                                                                        (In thousands)
CASH FLOW FROM OPERATING
   ACTIVITIES:

   Net income                               $   215,572       $   184,698       $    34,391       $   138,641
   Adjustment to reconcile net
      income to net cash provided
      by operating activities:
         Interest credited to:
             Fixed annuity contracts            140,322           231,929            22,828           112,695
             Universal life insurance
               contracts                         86,263           102,486              --                --
             Guaranteed investment
               contracts                         34,124            19,649             3,980            17,787
         Net realized investment
             losses (gains)                      15,177            19,620              (271)          (19,482)
         Amortization (accretion) of
             net premiums (discounts)
             on investments                      (2,198)          (18,343)           (1,199)              447
         Universal life insurance fees          (20,258)          (28,932)             --                --
         Amortization of goodwill                 1,455               776               356             1,422
         Provision for deferred
             income taxes                       114,127          (100,013)           15,945            34,087
   Change in:
      Accrued investment income                   3,029             9,155            (1,512)           (4,649)
      Deferred acquisition costs               (204,077)         (208,228)          (34,328)         (160,926)
      Other assets                              (16,628)           (5,661)          (21,070)          (19,374)
      Income taxes currently
         receivable/payable                     (84,482)           12,367            16,992           (38,134)
      Other liabilities                         (12,520)           49,504             5,617            (2,248)
   Other, net                                    43,376            20,729             5,510            (5,599)
                                            -----------       -----------       -----------       -----------
NET CASH PROVIDED BY OPERATING
   ACTIVITIES                                   313,282           289,736            47,239            54,667
                                            -----------       -----------       -----------       -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
   Purchases of:
      Bonds, notes and redeemable
         preferred stocks                      (881,647)       (4,130,682)         (392,515)       (1,970,502)
      Mortgage loans                           (144,303)         (331,398)           (4,962)         (131,386)
      Other investments, excluding
         short-term investments                 (66,722)         (227,268)           (1,992)             --
   Sales of:
      Bonds, notes and redeemable
         preferred stocks                       468,221         2,660,931           265,039         1,602,079
      Other investments, excluding

         short-term investments                  60,538            65,395               142            42,458
   Redemptions and maturities of:
      Bonds, notes and redeemable
         preferred stocks                       429,347         1,274,764            37,290           424,393
      Mortgage loans                            136,277            46,760             7,699            80,515
      Other investments, excluding
         short-term investments                 122,195            21,256               853            67,213
   Cash and short-term investments
      acquired in coinsurance
      transaction with MBL Life
      Assurance Corporation                        --                --           3,083,211              --
   Net cash and short-term investments
      transferred from (to) affiliates
      in assumption with MBL Life
      Assurance Corporation                      (3,314)         (371,634)             --                --
                                            -----------       -----------       -----------       -----------

NET CASH PROVIDED (USED IN) BY
   INVESTING ACTIVITIES                         120,592          (991,876)        2,994,765           114,770
                                            -----------       -----------       -----------       -----------


           See accompanying notes to consolidated financial statements

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                CONSOLIDATED STATEMENT OF CASH FLOWS (Continued)

                                            Years Ended December 31,
                                         -----------------------------     Three Months Ended          Year Ended
                                             2000             1999         December 31, 1998       September 30, 1998
                                         -----------       -----------     ------------------      ------------------
                                                                       (In thousands)
CASH FLOWS FROM FINANCING
   ACTIVITIES:
   Premium receipts on:
      Fixed annuity contracts            $ 1,764,600       $ 2,016,851       $   351,616             $ 1,512,994
      Universal life insurance
         contracts                            58,738            78,864              --                      --
      Guaranteed investment
         contracts                           350,000              --                --                     5,619
   Net exchanges from the fixed
      accounts of variable annuity
      contracts                           (1,994,710)       (1,821,324)         (448,762)             (1,303,790)
   Withdrawal payments on:
      Fixed annuity contracts               (320,778)       (2,232,374)          (41,554)               (191,690)
      Universal life insurance
         contracts                          (145,067)          (81,634)             --                      --
      Guaranteed investment
         contracts                           (78,312)          (19,742)           (3,797)                (36,313)
   Claims and annuity payments on:
      Fixed annuity contracts               (114,761)          (46,578)           (9,333)                (40,589)
      Universal life insurance
         contracts                          (118,302)         (158,043)             --                      --
   Net receipts from (repayments
      of) other short-term
      financings                             (33,689)         (129,512)            9,545                 (10,944)
   Net receipt (payment) related
      to a modified coinsurance
      transaction                            (43,110)          140,757          (170,436)                166,631
   Net receipts from issuances of
      subordinated notes payable
      to affiliate                            17,303              --             170,436                    --
   Change in capital                            --             114,336            70,000                    --
   Dividends paid to Parent                  (69,000)             --                --                   (51,200)
                                         -----------       -----------       -----------             -----------

NET CASH PROVIDED (USED IN) BY
   FINANCING ACTIVITIES                     (727,088)       (2,138,399)          (72,285)                 50,718
                                         -----------       -----------       -----------             -----------

NET INCREASE (DECREASE) IN CASH
   AND SHORT-TERM INVESTMENTS               (293,214)       (2,840,539)        2,969,719                 220,155

CASH AND SHORT-TERM INVESTMENTS
   AT BEGINNING OF PERIOD                    462,915         3,303,454           333,735                 113,580
                                         -----------       -----------       -----------             -----------

CASH AND SHORT-TERM INVESTMENTS
   AT END OF PERIOD                      $   169,701       $   462,915       $ 3,303,454             $   333,735
                                         ===========       ===========       ===========             ===========

SUPPLEMENTAL CASH FLOW
   INFORMATION:
   Interest paid on indebtedness         $     1,841       $     3,787       $     1,169              $     3,912
                                         ===========       ===========       ===========              ===========
   Net income taxes paid (refunded)
    to Parent                            $    78,796       $   190,126       $   (12,302)             $    74,932
                                         ===========       ===========       ===========              ===========


           See accompanying notes to consolidated financial statements

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1.       NATURE OF OPERATIONS

         Anchor National Life Insurance Company, including its wholly owned subsidiaries, (the "Company") is an Arizona-domiciled life insurance company which conducts its business through three segments: annuity operations, asset management operations and broker-dealer operations. Annuity operations consist of the sale and administration of deposit-type insurance contracts, including fixed and variable annuities, universal life insurance contracts and guaranteed investment contracts ("GICs"). Asset management operations, which include the distribution and management of mutual funds, are conducted by SunAmerica Asset Management Corp. ("SunAmerica Asset Management"), the Company's registered investment advisor and wholly owned subsidiary and its related distributor, SunAmerica Capital Services, Inc. ("SACS"). Broker-dealer operations involve the sale of securities and financial services products, and are conducted by Royal Alliance Associates, Inc. ("Royal"), a wholly owned subsidiary of the Company.

         The Company is an indirect wholly owned subsidiary of American International Group, Inc. ("AIG"), an international insurance and financial services holding company. At December 31, 1998, the Company was a wholly owned indirect subsidiary of SunAmerica Inc., a Maryland Corporation. On January 1, 1999, SunAmerica Inc. merged with and into AIG in a tax-free reorganization that has been treated as a pooling of interests for accounting purposes. Thus, SunAmerica Inc. ceased to exist on that date. However, immediately prior to the date of the merger, substantially all of the net assets of SunAmerica Inc. were contributed to a newly formed subsidiary of AIG named SunAmerica Holdings, Inc., a Delaware Corporation. SunAmerica Holdings, Inc. subsequently changed its name to SunAmerica Inc. ("SunAmerica").

         The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of assets managed in mutual funds and held in separate accounts.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         BASIS OF PRESENTATION: The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles and include the accounts of the Company and all of its wholly owned subsidiaries. All significant intercompany accounts and transactions are eliminated in consolidation. Certain items have been reclassified to conform to the current period's presentation.

         Under generally accepted accounting principles, premiums collected on the non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's statement of earnings, as they are recorded directly to policyholders liabilities upon receipt.

         The preparation of financial statements in conformity with generally accepted accounting principles requires the use of estimates and assumptions that affect the amounts reports in the financial statements and the accompanying notes. Actual results could differ from those estimates.

         INVESTMENTS: Cash and short-term investments primarily include cash, commercial paper, money market investments, repurchase agreements and short-term bank participations. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

         Bonds, notes and redeemable preferred stocks available for sale and common stocks are carried at aggregate fair value and changes in unrealized gains or losses, net of tax, are credited or charged directly to shareholder's equity. Bonds, notes and redeemable preferred stocks are reduced to estimated net realizable value when necessary for declines in value considered to be other than temporary. Estimates of net realizable value are subjective and actual realization will be dependent upon future events.

         Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Policy loans are carried at unpaid balances. Separate account seed money consists of seed money for mutual funds used as investment vehicles for the Company's variable annuity separate accounts and is valued at market. Limited partnerships are accounted for by the cost method of accounting. Real estate is carried at cost, reduced by impairment provisions. Common stock is carried at fair value. Other invested assets include collateralized bond obligations and investments in mutual funds for the Company's asset management operations.

         Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives of the investments.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         INTEREST RATE SWAP AGREEMENTS: The net differential to be paid or received on interest rate swap agreements ("Swap Agreements") entered into to reduce the impact of changes in interest rates is recognized over the lives of the agreements, and such differential is classified as Investment Income or Interest Expense in the income statement. Initially, Swap Agreements are designated as hedges and, therefore, are not marked to market. However, when a hedged asset/liability is sold or repaid before the related Swap Agreement matures, the Swap Agreement is marked to market and any gain/loss is classified with any gain/loss realized on the disposition of the hedged asset/liability. Subsequently, the Swap Agreement is marked to market and the resulting change in fair value is included in Investment Income in the income statement. When a Swap Agreement that is designated as a hedge is terminated before its contractual maturity, any resulting gain/loss is credited/charged to the carrying value of the asset/liability that it hedged and is treated as a premium/discount for the remaining life of the asset/liability. Upon adoption of Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133") as amended by SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities, and related implementation guidance, the Company will be required to mark all swap agreements to market as of January 1, 2001 (see "Recently Issued Accounting Standards"). Such adjustment is not anticipated to be material to the shareholder's equity of the Company.

         DEFERRED ACQUISITION COSTS: Policy acquisition costs are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the annuity contracts. Estimated gross profits are composed of net interest income, net unrealized investment gains and losses, variable annuity fees, universal life insurance fees, surrender charges and direct administrative expenses. Costs incurred to sell mutual funds are also deferred and amortized over the estimated lives of the funds obtained. Deferred acquisition costs ("DAC") consist of commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business. The Company capitalized DAC of $362,085,000 and $312,764,000 for the years ended December 31, 2000 and
         1999, respectively.

         As debt and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on debt and equity securities available for sale which is a component of accumulated other comprehensive income (loss) and is credited or charged directly to shareholder's equity. DAC has been increased by $21,800,000 and $29,400,000 at December 31, 2000 and 1999,
         respectively, for this adjustment.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)


         VARIABLE ANNUITY ASSETS AND LIABILITIES: The assets and liabilities resulting from the receipt of variable annuity premiums are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in Variable Annuity Fees in the income statement.

         GOODWILL: Goodwill, amounted to $21,604,000 (including accumulated amortization of $18,101,000) and $22,206,000 (including accumulated amortization of $16,350,000) at December 31, 2000 and 1999 respectively. Goodwill is amortized by using the straight-line method over periods averaging 25 years and is included in Other Assets in the balance sheet. Goodwill is evaluated for impairment when events or changes in economic conditions indicate that the carrying amount may not be recoverable.

         CONTRACTHOLDER RESERVES: Contractholder reserves for fixed annuity contracts and guaranteed investment contracts are accounted for as investment-type contracts in accordance with Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and are recorded at accumulated value (premiums received, plus accrued interest, less withdrawals and assessed fees). Contractholder reserves for universal life insurance contracts are equal to the policyholder account values before surrender charges.

         MODIFIED COINSURANCE DEPOSIT LIABILITY: Cash received as part of the modified coinsurance transaction described in Note 8 is recorded as a deposit liability. Premiums from the reinsured business is allocated to pay down the liability pursuant to a repayment schedule.

         FEE INCOME: Variable annuity fees, asset management fees, universal life insurance fees and surrender charges are recorded in income as earned. Net retained commissions are recognized as income on a trade date basis.

         INCOME TAXES: The Company files as a "life insurance company" under the provisions of the Internal Revenue Code of 1986. Its federal income tax return is consolidated with those of its direct parent, SunAmerica Life Insurance Company (the "Parent"), and its affiliate, First SunAmerica Life Insurance Company ("FSA"). Income taxes have been calculated as if the Company filed a separate return. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         RECENTLY ISSUED ACCOUNTING STANDARDS: In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"). The Company has reviewed and continues to review the effect of the implementation of SFAS 133, as amended by SFAS 138 and related implementation guidance. This statement requires the Company to recognize all derivatives in the consolidated balance sheet measuring these derivatives at fair value. The recognition of the change in the fair value of a derivative depends on a number of factors, including the intended use of the derivative and, to the extent it is effective as part of a hedge transaction. SFAS 133 was postponed by SFAS 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB No. 133, and now will be effective for the Company as of January 1, 2001. Because of the Company's minimal use of derivatives, management does not anticipate that the new statement will have a significant effect on either the earnings or the financial position of the Company.

3.       FISCAL YEAR CHANGE

         Effective December 31, 1998, the Company changed its fiscal year end from September 30 to December 31. Accordingly, the consolidated financial statements include the results of operations and cash flows for the three-month transition period ended December 31, 1998. Such results are not necessarily indicative of operations for a full year. The consolidated financial statements as of and for the three months ended December 31, 1998 were originally filed as the Company's unaudited Transition Report on Form 10-Q.

         Results for the comparable prior year period are summarized below.

                                                               Three Months Ended
                                                                December 31, 1997
                                                                (In thousands)
                                                               ------------------
         Investment income                                           $ 59,062
         Net investment income                                         25,689
         Net realized investment gains                                 20,935
         Total fee income                                              63,984
         Pretax income                                                 67,654
         Net income                                                  $ 44,348
                                                                     ========

4.       ACQUISITION

         On December 31, 1998, the Company acquired the individual life business and the individual and group annuity business of MBL Life

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

4.       ACQUISITION (Continued)

         Assurance Corporation ("MBL Life") (the "Acquisition"), via a 100% coinsurance transaction, for a cash purchase price of $128,420,000. As part of this transaction, the Company acquired assets having an aggregate fair value of $5,718,227,000, composed primarily of invested assets totaling $5,715,010,000. Liabilities assumed in this acquisition totaled $5,831,266,000, including $3,460,503,000 of fixed annuity reserves, $2,308,742,000 of universal life reserves and $24,011,000 of guaranteed investment contract reserves. The excess of the purchase price over the fair value of net assets received amounted to $92,687,000 at December 31, 2000, after adjustment for the transfer of the New York business to FSA (see below), and is included in Deferred Acquisition Costs in the accompanying consolidated balance sheet. The income statements for the years ended December 31, 2000 and 1999 include the impact of the Acquisition. On a pro forma basis, assuming the Acquisition had been consummated on October 1, 1997, the beginning of the prior-year periods discussed herein, investment income would have been $514,433,000 and net income would have been $162,555,000 for the year ended September 30, 1998.

         Included in the block of business acquired from MBL Life were policies whose owners are residents of New York State ("the New York Business"). On July 1, 1999, the New York Business was acquired by the Company's New York affiliate, FSA, via an assumption reinsurance agreement, and the remainder of the business converted to assumption reinsurance in the Company, which superseded the coinsurance agreement. As part of this transfer, invested assets equal to $678,272,000, life reserves equal to $282,247,000, group pension reserves equal to $406,118,000, and other net assets of $10,093,000 were transferred to FSA.

         The $128,420,000 purchase price was allocated between the Company and FSA based on the estimated future gross profits of the two blocks of business. The portion allocated to FSA was $10,000,000.

         As part of the Acquisition, the Company received $242,473,000 from MBL Life to pay policy enhancements guaranteed by the MBL Life rehabilitation agreement to policyholders meeting certain requirements. Of this amount, the Company was required to transfer $20,055,000 to the Parent for enhancements on policies which customers elected to convert to fixed annuity policies of the Parent. Included in the Company's reserves transferred to FSA in 1999 were $34,657,000 of such policy enhancement reserves. Based upon final actuarial calculations performed in the first quarter of 2000, $16,741,000 of such reserves were returned to the Company by FSA. A primary requirement was that annuity policyholders must have converted their MBL Life policy to a policy type currently offered by the Company or one of its affiliates by December 31, 1999. Pursuant to the agreement, the enhancements were scheduled to be credited in four installments on January 1, 2000, June 30, 2001, June 30, 2002 and June

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

4.       ACQUISITION (Continued)

         30, 2003, to eligible policies still active on each of those dates. The Company's portion of the payment due on January 1, 2000 amounted to $58,329,000 and was either credited to the accounts of the policyholders or paid as benefits through withdrawals or accelerated death benefits during 2000. On December 31, 2000, the enhancement reserve for such payments totaled $162,653,000.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

5.       INVESTMENTS

         The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by major category follow:

                                                                                             Amortized        Estimated
                                                                                                Cost         Fair Value
                                                                                             ----------      ----------
                                                                                                    (In thousands)
AT DECEMBER 31, 2000:

Securities of the United States
    Government                                                                               $   19,164      $   18,868
Mortgage-backed securities                                                                    1,651,581       1,636,304
Securities of public utilities                                                                  154,076         151,209
Corporate bonds and notes                                                                     1,426,845       1,329,001
Redeemable preferred stocks                                                                       1,375           1,375
Other debt securities                                                                           877,529         871,145
                                                                                             ----------      ----------
    Total                                                                                    $4,130,570      $4,007,902
                                                                                             ==========      ==========
AT DECEMBER 31, 1999:

Securities of the United States
    Government                                                                               $   24,688      $   22,884
Mortgage-backed securities                                                                    1,505,729       1,412,134
Securities of public utilities                                                                  114,933         107,596
Corporate bonds and notes                                                                     1,676,006       1,596,469
Redeemable preferred stocks                                                                       4,375           4,547
Other debt securities                                                                           829,997         809,539
                                                                                             ----------      ----------
    Total                                                                                    $4,155,728      $3,953,169
                                                                                             ==========      ==========

The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by contractual maturity, as of December 31, 2000, follow:

                                                                                             Amortized        Estimated
                                                                                                Cost         Fair Value
                                                                                             ----------      ----------
                                                                                                    (In thousands)

Due in one year or less                                                                      $   66,156      $   64,269
Due after one year through
    five years                                                                                  805,277         795,040
Due after five years through
    ten years                                                                                 1,023,591         938,495
Due after ten years                                                                             583,965         573,794
Mortgage-backed securities                                                                    1,651,581       1,636,304
                                                                                             ----------      ----------
    Total                                                                                    $4,130,570      $4,007,902
                                                                                             ==========      ==========

         Actual maturities of bonds, notes and redeemable preferred stocks will differ from those shown above due to prepayments and redemptions.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

5.       INVESTMENTS (Continued)

         Gross unrealized gains and losses on bonds, notes and redeemable preferred stocks available for sale by major category follow:

                                       Gross          Gross
                                     Unrealized     Unrealized
                                       Gains          Losses
                                     ----------    -----------
                                         (In thousands)
AT DECEMBER 31, 2000:

Securities of the United States
    Government                       $      17      $    (313)
Mortgage-backed securities              10,000        (25,277)
Securities of public utilities             267         (3,134)
Corporate bonds and notes               12,682       (110,526)
Other debt securities                   11,482        (17,866)
                                     ---------      ---------
    Total                            $  34,448      $(157,116)
                                     =========      =========

AT DECEMBER 31, 1999:

Securities of the United States
    Government                       $      47      $  (1,852)
Mortgage-backed securities               3,238        (96,832)
Securities of public utilities              13         (7,350)
Corporate bonds and notes               10,222        (89,758)
Redeemable preferred stocks                172           --
Other debt securities                    4,275        (24,734)
                                     ---------      ---------
    Total                            $  17,967      $(220,526)
                                     =========      =========


         Gross unrealized gains on equity securities available for sale aggregated $18,000 at December 31, 2000. Gross unrealized losses on equity securities available for sale aggregated $45,000 at December 31, 2000. There were no unrealized gains or losses on equity securities available for sale at December 31, 1999.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

5.       INVESTMENTS (Continued)

         Gross realized investment gains and losses on sales of investments are as follows:

                                Years Ended December 31,
                                -------------------------   Three Months Ended    Year Ended
                                  2000             1999      December 31, 1998 September 30, 1998
                                --------         --------   ------------------ ------------------
                                                        (In thousands)
BONDS, NOTES AND
    REDEEMABLE PREFERRED
    STOCKS:
    Realized gains              $  9,608         $  8,333         $  6,669         $ 28,086
    Realized losses               (5,573)         (26,113)          (5,324)          (4,627)
MORTGAGE LOANS:
    Realized losses                 (276)            --               --               --
COMMON STOCKS:
    Realized gains                   610            4,239               12              337
    Realized losses                 --                (11)              (9)            --
OTHER INVESTMENTS:
    Realized gains                 1,091             --                573            8,824
IMPAIRMENT WRITEDOWNS            (20,637)          (6,068)          (1,650)         (13,138)
                                --------         --------         --------         --------
Total net realized
    investment gains
    (losses)                    $(15,177)        $(19,620)        $    271         $ 19,482
                                ========         ========         ========         ========

         The sources and related amounts of investment income are as follows:

                                 Years Ended December 31,
                                 -------------------------   Three Months Ended    Year Ended
                                   2000             1999      December 31, 1998 September 30, 1998
                                 --------         --------   ------------------ ------------------
                                                          (In thousands)
Short-term investments           $  21,683         $  61,764         $   4,649         $  12,524
Bonds, notes and
    redeemable preferred
    stocks                         290,157           348,373            39,660           156,140
Mortgage loans                      60,608            47,480             7,904            29,996
Common stocks                         --                   7              --                  34
Real estate                            121              (525)               13              (467)
Partnerships                         7,031             6,631               352            24,311
Other invested assets               26,868            58,223             1,700              (572)

Less: investment expenses           (7,113)           (5,952)             (725)           (3,173)
                                 ---------         ---------         ---------         ---------
    Total investment
       income                    $ 399,355         $ 516,001         $  53,553         $ 218,793
                                 =========         =========         =========         =========

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

5.       INVESTMENTS (Continued)

At December 31, 2000, no investments exceeded 10% of the Company's consolidated shareholder's equity.

At December 31, 2000, mortgage loans were collateralized by properties located in 30 states, with loans totaling approximately 33% of the aggregate carrying value of the portfolio secured by properties located in California and approximately 10% by properties located in New York. No more than 8% of the portfolio was secured by properties in any other single state.

At December 31, 2000, bonds, notes and redeemable preferred stocks included $267,891,000 of bonds and notes not rated investment grade. The Company had no material concentrations of non-investment-grade assets at December 31, 2000.

At December 31, 2000, the carrying value of investments in default as to the payment of principal or interest was $3,563,000 of bonds which approximates its estimated fair value.

As a component of its asset and liability management strategy, the Company utilizes Swap Agreements to match assets more closely to liabilities. Swap Agreements are agreements to exchange with a counterparty interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. The Company typically utilizes Swap Agreements to create a hedge that effectively converts floating-rate assets and liabilities to fixed-rate instruments. At December 31, 2000, the Company had one outstanding asset Swap Agreement with a notional principal amount of $97,000,000 and one outstanding liability Swap Agreement with a notional principal amount of $28,688,000. The asset Swap Agreement was entered into in May 2000 and matures in June 2002. The liability Swap Agreement was entered into in December 1996 and matures in December 2024. The interest income on the asset Swap Agreement is included in Investment Income in the income statement, while the interest paid on the liability Swap Agreement is included in Interest Expense on Guaranteed Investment Contracts in the income statement. The net interest income (paid) amounted to $43,000 for the year ended December 31, 2000, $(215,000) for the year ended December 31, 1999, $(54,000)
for the three months ended December 31, 1998 and $(278,000) for the year ended September 30, 1998.

At December 31, 2000, $8,955,000 of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

6.       FAIR VALUE OF FINANCIAL STATEMENTS

         The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized nonfinancial assets (including its real estate investments and other invested assets except for partnerships) and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

         The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

         The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

         CASH AND SHORT-TERM INSTRUMENTS: Carrying value is considered to be a reasonable estimate of fair value.

         BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

         MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

         SEPARATE ACCOUNT SEED MONEY: Fair value is considered to be the market value of the underlying securities.

         COMMON STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

         POLICY LOANS: Carrying value is considered to be a reasonable estimate of fair value.

         PARTNERSHIPS: Fair value of partnerships accounted for by using the cost method is based upon the fair value of the net assets of the partnerships as determined by the general partners.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

6.       FAIR VALUE OF FINANCIAL STATEMENTS (Continued)

         VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.

         RECEIVABLE FROM/PAYABLE TO BROKERS FOR SALES/PURCHASES OF SECURITIES:
         Such amounts represent transactions of a short-term nature for which the carrying value is considered a reasonable estimate of fair value.

         RESERVES FOR FIXED ANNUITY CONTRACTS: Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

         RESERVES FOR GUARANTEED INVESTMENT CONTRACTS: Fair value is based on the present value of future cash flows at current pricing rates and is net of the estimated fair value of a hedging Swap Agreement, determined from independent broker quotes.

         VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Variable annuity liabilities are carried at the market value of the underlying securities of the variable annuity assets held in separate accounts.

         SUBORDINATED NOTES PAYABLE TO AFFILIATES: Fair value is estimated based on the quoted market prices for similar issues.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

6.       FAIR VALUE OF FINANCIAL STATEMENTS (Continued)

         The estimated fair values of the Company's financial instruments at December 31, 2000 and 1999 compared with their respective carrying values, are as follows:

                                                 Carrying             Fair
                                                   Value              Value
                                                -----------        -----------
                                                        (In thousands)
DECEMBER 31, 2000:

ASSETS:

    Cash and short-term investments             $   169,701        $   169,701
    Bonds, notes and redeemable
       preferred stocks                           4,007,902          4,007,902
    Mortgage loans                                  684,174            711,543
    Policy loans                                    244,436            244,436
    Separate account seed money                     104,678            104,678
    Common stocks                                       974                974
    Partnerships                                      8,216              9,915
    Variable annuity assets held in
       separate accounts                         20,393,820         20,393,820
    Receivable from brokers for sales
       of securities                                     15                 15

LIABILITIES:

    Reserves for fixed annuity contracts          2,778,229          2,618,719
    Reserves for guaranteed investment
       contracts                                    610,672            610,672
    Payable to brokers for purchases of
       securities                                     3,662              3,662
    Variable annuity liabilities related
       to separate accounts                      20,393,820         20,393,820
    Subordinated notes payable to
       affiliates                               $    55,119        $    57,774

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

6.       FAIR VALUE OF FINANCIAL STATEMENTS (Continued)

                                                 Carrying             Fair
                                                   Value             Value
                                                -----------        -----------
                                                         (In thousands)
DECEMBER 31, 1999:

ASSETS:

    Cash and short-term investments             $   462,915        $   462,915
    Bonds, notes and redeemable
       preferred stocks                           3,953,169          3,953,169
    Mortgage loans                                  674,679            673,781
    Policy loans                                    260,066            260,066
    Separate account seed money                     144,231            144,231
    Common stocks                                      --                 --
    Partnerships                                      4,009              9,114
    Variable annuity assets held in
       separate accounts                         19,949,145         19,949,145
    Receivable from brokers for sales
       of securities                                 54,760             54,760

LIABILITIES:

    Reserves for fixed annuity contracts          3,254,895          3,053,660
    Reserves for guaranteed investment
       contracts                                    305,570            305,570
    Payable to brokers for purchases of
       securities                                       139                139
    Variable annuity liabilities related
       to separate accounts                      19,949,145         19,949,145
    Subordinated notes payable to
       affiliates                               $    37,816        $    38,643


7.       SUBORDINATED NOTES PAYABLE TO AFFILIATES

         Subordinated notes (including accrued interest of $2,659,000) payable to affiliates totaled $55,119,000 at interest rates ranging from 8% to 9.5% at December 31, 2000, and require principal payments of $3,000,000 in 2001, $29,060,000 in 2002 and $20,400,000 in 2003.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

8.       REINSURANCE

         The Company guarantees a minimum level of death benefits for the majority of the Company's separate account contracts. If assets in these separate accounts are insufficient to fund minimum policy benefits, the Company is obligated to pay the difference. This exposure was reinsured on approximately 26% of the reserves as of December 31, 2000. The Company does not expect its obligations under these guarantees to have a material impact on the Company's financial condition or results of operations.

         Certain of the Company's variable annuities provide for a Guaranteed Minimum Income Benefit in the form of guaranteed benefit payout upon annuitization. All of the annuitization benefit at risk has been reinsured as of December 31, 2000.

         The business which was assumed from MBL Life as part of the Acquisition is subject to existing reinsurance ceded agreements. At December 31, 1998, the maximum retention on any single life was $2,000,000, and a total credit of $5,057,000 was taken against the life insurance reserves, representing predominantly yearly renewable term reinsurance. In order to limit even further the exposure to loss on any single insured and to recover an additional portion of the benefits paid over such limits, the Company entered into a reinsurance treaty effective January 1, 1999 under which the Company retains no more than $100,000 of risk on any one insured life. At December 31, 2000, a total reserve credit of $4,160,000 was taken against the life insurance reserves. With respect to these coinsurance agreements, the Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements. The Company monitors its credit exposure with respect to these agreements. However, due to the high credit ratings of the reinsurers, such risks are considered to be minimal.

         On August 1, 1999, the Company entered into a modified coinsurance transaction, approved by the Arizona Department of Insurance, which involved the ceding of approximately $6,000,000,000 of variable annuities to ANLIC Insurance Company (Hawaii), a non-affiliated stock life insurer. The transaction is accounted for as reinsurance for statutory reporting purposes. As part of the transaction, the Company received cash in the amount of $150,000,000 and recorded a corresponding deposit liability. As payments are made to the reinsurer, the deposit liability is relieved. The cost of this program, which amounted to $12,026,000 for the year ended December 31, 2000 and $3,621,000 for the year ended December 31, 1999, is classified as General and Administrative Expenses in the Consolidated Statement of Income.

         On August 11, 1998, the Company entered into a similar modified coinsurance transaction, approved by the Arizona Department of Insurance, which involved the ceding of approximately $6,000,000,000 of variable annuities to ANLIC Insurance Company (Cayman), a Cayman Islands Stock life insurance company, effective December 31, 1997. As

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

8.       REINSURANCE (Continued)

         a part of this transaction, the Company received cash amounting to approximately $188,700,000, and recorded a corresponding reduction of DAC related to the coinsured annuities. As payments were made to the reinsurer, the reduction of DAC was relieved. Certain expenses related to this transaction were charged directly to DAC amortization in the income statement. The net effect of this transaction in the income statement was not material.

         On December 31, 1998, the Company recaptured this business. As part of this recapture, the Company paid cash of $170,436,000 and recorded an increase in DAC of $167,202,000 with the balance of $3,234,000 being recorded as DAC amortization in the income statement.

9.       COMMITMENTS AND CONTINGENT LIABILITIES

         The Company has entered into six agreements in which it has provided liquidity support for certain short-term securities of municipalities and non-profit organizations by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. The maximum liability under these guarantees at December 31, 2000 is $925,000,000. Related to each of these agreements are participation agreements with the Company's Parent, under which the Parent will share in $460,100,000 of these liabilities in exchange for a proportionate percentage of the fees received under these agreements. Management does not anticipate any material future losses with respect to these commitments.

         In the ordinary course of business, the Company is obligated to purchase approximately $86,000,000 of asset backed securities as of December 31, 2000.

         The Company is involved in various kinds of litigation common to its businesses. These cases are in various stages of development and, based on reports of counsel, management believes that provisions made for potential losses relating to such litigation are adequate and any further liabilities and costs will not have a material adverse impact upon the Company's financial position, results of operations or cash flows.

         The Company's current financial strength and counterparty credit ratings from Standard & Poor's are based in part on a guarantee (the "Guarantee") of the Company's insurance policy obligations by American Home Assurance Company ("American Home"), a subsidiary of AIG, and a member of an AIG intercompany pool, and the belief that the Company is viewed as a strategically important member of AIG. The Guarantee is unconditional and irrevocable, and policyholders have the right to enforce the Guarantee directly against American Home.

         The Company's current  financial strength rating from Moody's is based

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

9.       COMMITMENTS AND CONTINGENT LIABILITIES (Continued)

         in part on a support agreement between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1 million or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the support agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG.

         American Home does not publish financial statements, although it files statutory annual and quarterly reports with the New York State Insurance Department, where such reports are available to the public. AIG is a reporting company under the Securities Exchange Act of 1934, and publishes annual reports on Form 10-K and quarterly reports on Form 10-Q, which are available from the Securities and Exchange Commission.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

10.      SHAREHOLDER'S EQUITY

         The Company is authorized to issue 4,000 shares of its $1,000 par value Common Stock. At December 31, 2000 and 1999, 3,511 shares were outstanding.

         Changes in shareholder's equity are as follows:

                                     Years Ended December 31,
                                    ---------------------------     Three Months Ended      Year Ended
                                      2000              1999        December 31, 1998  September 30, 1998
                                    ---------         ---------     -----------------  ------------------
                                                               (In thousands)
ADDITIONAL PAID-IN
    CAPITAL:

    Beginning balances              $ 493,010         $ 378,674         $ 308,674         $ 308,674
    Reclassification of
       Note by the Parent                --             170,436              --                --
    Return of capital                    --            (170,500)             --                --
    Capital contributions
       received                          --             114,250            70,000              --
    Contribution of
       partnership
       investment                        --                 150              --                --
                                    ---------         ---------         ---------         ---------
Ending balances                     $ 493,010         $ 493,010         $ 378,674         $ 308,674
                                    =========         =========         =========         =========
RETAINED EARNINGS:

    Beginning balances              $ 551,158         $ 366,460         $ 332,069         $ 244,628
    Net income                        215,572           184,698            34,391           138,641
    Dividends paid                    (69,000)             --                --             (51,200)
                                    ---------         ---------         ---------         ---------
Ending balances                     $ 697,730         $ 551,158         $ 366,460         $ 332,069
                                    =========         =========         =========         =========
ACCUMULATED OTHER
    COMPREHENSIVE INCOME
    (LOSS):

       Beginning balances           $(112,553)        $  (1,619)        $   8,415         $  18,405
       Change in net
          unrealized gains
          (losses) on debt
          securities
          available for sale           79,891          (198,659)          (23,791)          (23,818)
       Change in net
          unrealized gains
          (losses) on equity
          securities
          available for sale              (27)              (10)              (44)             (950)
       Change in adjustment
          to deferred
          acquisition costs            (7,600)           28,000             8,400             9,400
       Tax effects of net
          changes                     (25,293)           59,735             5,401             5,378
                                    ---------         ---------         ---------         ---------
Ending balances                     $ (65,582)        $(112,553)        $  (1,619)        $   8,415
                                    =========         =========         =========         =========

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

10.      SHAREHOLDER'S EQUITY (Continued)

         Dividends that the Company may pay to its shareholder in any year without prior approval of the Arizona Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Arizona without obtaining the prior approval of the Insurance Commissioner is limited to the lesser of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations less equity in undistributed income or loss of subsidiaries included in net investment income if, after paying the dividend, the Company's capital and surplus would be adequate in the opinion of the Arizona Department of Insurance. Dividends of $69,000,000 and $51,200,000 were paid on March 1, 2000 and June 4,
         1998, respectively. No dividends were paid in the year ended December 31, 1999 or the three months ended December 31, 1998.

         Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net income for the years ended December 31, 2000 and 1999 was approximately $168,367,000 and $261,539,000, respectively. The statutory net loss for the year ended December 31, 1998 was $98,766,000. The Company's statutory capital and surplus totaled approximately $719,946,000 at December 31, 2000 and $694,621,000 at December 31, 1999.

         In 1998, the NAIC adopted the codification of statutory accounting principles ("Codification") which replaced the current Accounting Practices and Procedures Manual as the NAIC's primary guidance on statutory accounting, effective January 1, 2001. Codification changes prescribed statutory accounting practices and will result in changes to the accounting practices that the company uses to prepare its statutory basis financial statements. Codification has been adopted by all fifty states as the prescribed basis of accounting, including Arizona. The impact of Codification on the Company's statutory surplus has not yet been determined.

         On June 30, 1999, the Parent cancelled the Company's surplus note payable of $170,436,000 and funds received were reclassified to Additional Paid-in Capital in the accompanying consolidated balance sheet. On September 9, 1999, the Company paid $170,500,000 to its Parent as a return of capital. On September 14, 1999 and October 25, 1999, the Parent contributed additional capital to the Company in the amounts of $54,250,000 and $60,000,000, respectively. Also on December 31, 1999, the Parent made a $150,000 contribution of partnership investments to the Company.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

11.      INCOME TAXES

         The components of the provisions for federal income taxes on pretax income consist of the following:

                                     Net Realized
                                      Investment
                                    Gains (Losses)     Operations           Total
                                    --------------     ----------         ---------
                                                      (In thousands)
YEAR ENDED DECEMBER 31, 2000:

Currently payable                     $   2,791         $  (8,473)        $  (5,682)
Deferred                                 (8,103)          122,230           114,127
                                      ---------         ---------         ---------

Total income tax expense              $  (5,312)        $ 113,757         $ 108,445
                                      =========         =========         =========



YEAR ENDED DECEMBER 31, 1999:

Currently payable                     $   6,846         $ 196,192         $ 203,038
Deferred                                (13,713)          (86,300)         (100,013)
                                      ---------         ---------         ---------
    Total income tax expense
      (benefit)                       $  (6,867)        $ 109,892         $ 103,025
                                      =========         =========         =========



THREE MONTHS ENDED DECEMBER
31, 1998:

Currently payable                     $     740         $   3,421         $   4,161
Deferred                                   (620)           16,565            15,945
                                      ---------         ---------         ---------
    Total income tax expense          $     120         $  19,986         $  20,106
                                      =========         =========         =========

YEAR ENDED SEPTEMBER 30, 1998:
Currently payable                     $   4,221         $  32,743         $  36,964
Deferred                                   (550)           34,637            34,087
                                      ---------         ---------         ---------
    Total income tax expense          $   3,671         $  67,380         $  71,051
                                      =========         =========         =========

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

11.      INCOME TAXES (Continued)

         Income taxes computed at the United States federal income tax rate of 35% and income taxes provided differ as follows:

                                      Years Ended December 31,       Three Months Ended     Year Ended
                                       2000              1999         December 31, 1998  September 30, 1998
                                     ---------         ---------     ------------------  ------------------
                                                               (In thousands)
Amount computed at
    statutory rate                   $ 113,406         $ 100,703         $  19,074         $  73,392
Increases (decreases)
    resulting from:
       Amortization of
          differences between
          book and tax bases
          of net assets
          acquired                         597               609               146               460
       State income taxes,
          net of federal tax
          benefit                        9,718             7,231             1,183             5,530
       Dividends-received
          deduction                    (10,900)           (3,618)             (345)           (7,254)
       Tax credits                      (2,382)           (1,346)                             (1,296)
       Other, net                       (1,994)             (554)               48               219
                                     ---------         ---------         ---------         ---------
       Total income tax
          expense                    $ 108,445         $ 103,025         $  20,106         $  71,051
                                     =========         =========         =========         =========

         For United States federal income tax purposes, certain amounts from life insurance operations are accumulated in a memorandum policyholders' surplus account and are taxed only when distributed to shareholders or when such account exceeds prescribed limits. The accumulated policyholders' surplus was $14,300,000 at December 31, 2000. The Company does not anticipate any transactions which would cause any part of this surplus to be taxable.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

11.      INCOME TAXES (Continued)

         Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for Deferred Income Taxes are as follows:

                                                        December 31,      December 31,
                                                           2000               1999
                                                        ------------      ------------
                                                               (In thousands)
         DEFERRED TAX LIABILITIES:
         Investments                                     $  18,738         $  23,208
         Deferred acquisition costs                        317,995           272,697
         State income taxes                                  9,640             5,203
         Other liabilities                                  55,101            18,658
                                                         ---------         ---------
         Total deferred tax liabilities                    401,474           319,766
                                                         ---------         ---------

         DEFERRED TAX ASSETS:
         Contractholder reserves                          (247,591)         (261,781)
         Guaranty fund assessments                          (3,610)           (2,454)
         Deferred income                                   (28,982)          (48,371)
         Net unrealized losses on debt and equity
             securities available for sale                 (35,313)          (60,605)
                                                         ---------         ---------
         Total deferred tax assets                        (315,496)         (373,211)
                                                         ---------         ---------
         Deferred income taxes                           $  85,978         $ (53,445)
                                                         =========         =========

12       RELATED-PARTY MATTERS

         The Company pays commissions to five affiliated companies: SunAmerica Securities, Inc.; Advantage Capital Corp.; Financial Services Corp.; Sentra Securities Corp.; and Spelman & Co. Inc. Commissions paid to these broker-dealers totaled $44,584,000 in the year ended December 31, 2000, $37,435,000 in the year ended December 31, 1999, $6,977,000 in the three months ended December 31, 1998 and $32,946,000 in the year ended September 30, 1998. These broker-dealers, when combined with the Company's wholly owned broker-dealer, distribute a significant portion of the Company's products, amounting to approximately 33.8%, 35.6%, 35.6% and 33.6% of premiums for each of the respective periods.

         The Company purchases administrative, investment management, accounting, marketing and data processing services from its Parent and SunAmerica, an indirect parent. Amounts paid for such services totaled $132,034,000 for the year ended December 31, 2000, $105,059,000 for the year ended December 31, 1999, $21,593,000 for the three months ended December 31, 1998 and $84,975,000 for the year ended September 30, 1998. The marketing component of such costs during these periods amounted to $61,954,000, $53,385,000, $9,906,000 and $39,482,000,
         respectively, and are deferred and amortized as part of Deferred Acquisition Costs. The other components of such costs are included in General and Administrative Expenses in the income statement.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

12.      RELATED-PARTY MATTERS (Continued)

         At December 31, 2000, the Company held no investments issued by any of its affiliates. At December 31, 1999, the Company held bonds with a fair value of $50,000 which were issued by its affiliate, International Lease Finance Corp. The amortized cost of these bonds is equal to the fair value.

         During the year ended December 31, 2000, FSA transferred $16,741,000 of cash to the Company related to policy enhancements of the New York Business from the Acquisition (see Note 4).

         During the year ended December 31, 2000, the Company transferred $20,055,000 of cash to the Parent as a result of policy enhancements granted to annuity policyholders who converted their MBL Life policies to policies of the Parent (see Note 4).

         During the year ended December 31, 2000, the Company sold various invested assets from the Parent for cash equal to their current market value of $6,362,000.

         During the year ended December 31, 1999, the Company transferred short-term investments and bonds to FSA with an aggregate fair value of $634,596,000 as part of the transfer of the New York Business from the Acquisition (See Note 4). The Company recorded a net realized loss of $5,144,000 on the transfer of these assets.

         During the year ended December 31, 1999, the Company purchased certain invested assets from SunAmerica for cash equal to their current market value of $161,159,000.

         During the year ended September 30, 1998, the Company sold various invested assets to SunAmerica for cash equal to their current market value of $64,431,000. The Company recorded a net gain aggregating $16,388,000 on such transactions.

         During the year ended September 30, 1998, the Company purchased certain invested assets from SunAmerica, the Parent and CalAmerica Life Insurance Company, a wholly-owned subsidiary of the Parent that has since merged into the Parent, for cash equal to their current market value which aggregated $20,666,000, $10,468,000 and $61,000, respectively.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

13.      BUSINESS SEGMENTS

         The Company has three business segments: annuity operations, asset management operations and broker-dealer operations. The accounting policies of the segments are the same as those described in Note 2 - Summary of Significant Accounting Policies. The Company evaluates performance and allocates reserves based on profit or loss from operations before income taxes. There were no intersegment revenues during all periods presented. Substantially all of the Company's revenues are derived from the United States. The Parent makes expenditures for long-lived assets for the annuity operations segment and allocates depreciation of such assets to the annuity operations segment.

         Products for the annuity operations and asset management operations are marketed through affiliated and independent broker-dealers, full-service securities firms and financial institutions. One independent selling organization in the annuity operations represented 16.9% of sales in the year ended December 31, 2000, 12.0% of sales in the year ended December 31, 1999, 14.7% in the three months ended December 31, 1998 and 16.8% in the year ended September 30, 1998. No other independent selling organization was responsible for 10% of sales for any such period. There was no single independent selling organization that accounted for 10% of sales in the asset management operations. Registered representatives sell products offered by the broker-dealer operations. Revenue from any single registered representative or group of registered representatives do not compose a material percentage of total revenues in the broker-dealer operations.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

13.      BUSINESS SEGMENTS (Continued)

         Summarized data for the Company's business segments follow:

                                                           Asset              Broker-
                                     Annuity             Management            Dealer
                                    Operations           Operations           Operations             Total
                                   ------------         ------------         ------------         ------------
                                                                  (In thousands)
YEAR ENDED
DECEMBER 31, 2000:

Investment income                  $    388,368         $      9,800         $      1,187         $    399,355
Interest expense                       (260,709)              (3,784)                (360)            (264,853)
                                   ------------         ------------         ------------         ------------
Net investment income                   127,659                6,016                  827              134,502
Net realized investment
    losses                              (15,177)                --                   --                (15,177)
Total fee income                        430,489               99,567               60,743              590,799
General and
    administrative expenses             (95,303)             (44,266)             (32,058)            (171,627)
Amortization of deferred               (125,035)             (32,972)                --               (158,007)
    acquisition costs
Annual commissions                      (56,473)                --                   --                (56,473)
                                   ------------         ------------         ------------         ------------
Pretax income                      $    266,160         $     28,345         $     29,512         $    324,017
                                   ============         ============         ============         ============
Total assets                       $ 26,908,888         $    199,075         $     81,515         $ 27,189,478
                                   ============         ============         ============         ============
Expenditures for long-
    lived assets                   $       --           $        454         $      1,600         $      2,054
                                   ============         ============         ============         ============

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

13.      BUSINESS SEGMENTS (Continued)

                                                           Asset               Broker-
                                     Annuity             Management             Dealer
                                    Operations           Operations           Operations              Total
                                   ------------         ------------         ------------         ------------
                                                                  (In thousands)
YEAR ENDED
DECEMBER 31, 1999:

Investment income                  $    505,962         $      9,072         $        967         $    516,001
Interest expense                       (354,263)              (3,085)                (389)            (357,737)
                                   ------------         ------------         ------------         ------------
Net investment income                   151,699                5,987                  578              158,264
Net realized investment
    losses                              (19,620)                --                   --                (19,620)
Total fee income                        349,066               55,885               48,411              453,362
General and
    administrative expenses             (93,449)             (24,856)             (28,378)            (146,683)
Amortization of deferred
    acquisition costs                   (94,910)             (21,930)                --               (116,840)
Annual commissions                      (40,760)                --                   --                (40,760)
                                   ------------         ------------         ------------         ------------
Pretax income                      $    252,026         $     15,086         $     20,611         $    287,723
                                   ============         ============         ============         ============
Total assets                       $ 26,649,310         $    150,966         $     74,218         $ 26,874,494
                                   ============         ============         ============         ============
Expenditures for long-
    lived assets                   $       --           $      2,271         $      2,728         $      4,999
                                   ============         ============         ============         ============

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

13.      BUSINESS SEGMENTS (Continued)

                                                           Asset               Broker-
                                      Annuity            Management            Dealer
                                    Operations           Operations           Operations              Total
                                   ------------         ------------         ------------         ------------
                                                                  (In thousands)
THREE MONTHS ENDED
DECEMBER 31, 1998:

Investment income                  $     52,424         $        971         $        158         $     53,553
Interest expense                        (26,842)                (752)                (101)             (27,695)
                                   ------------         ------------         ------------         ------------
Net investment income                    25,582                  219                   57               25,858
Net realized investment
    gains (losses)                         (238)                 509                 --                    271
Total fee income                         60,876               11,333               11,121               83,330
General and
    administrative expenses              (9,363)              (5,171)              (6,734)             (21,268)
Amortization of deferred
    acquisition costs                   (23,111)              (3,959)                --                (27,070)
Annual commissions                       (6,624)                --                   --                 (6,624)
                                   ------------         ------------         ------------         ------------
Pretax income                      $     47,122         $      2,931         $      4,444         $     54,497
                                   ============         ============         ============         ============
Total assets                       $ 22,982,323         $    104,473         $     59,537         $ 23,146,333
                                   ============         ============         ============         ============
Expenditures for long-
    lived assets                   $       --           $        308         $      1,005         $      1,313
                                   ============         ============         ============         ============

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

13.      BUSINESS SEGMENTS (Continued)

                                                           Asset               Broker-
                                     Annuity             Management            Dealer
                                    Operations           Operations           Operations              Total
                                   ------------         ------------         ------------         ------------
                                                                  (In thousands)
YEAR ENDED
SEPTEMBER 30, 1998:

Investment income                  $    214,871         $      2,839         $      1,083         $    218,793
Interest expense                       (131,980)              (2,709)                (405)            (135,094)
                                   ------------         ------------         ------------         ------------
Net investment income                    82,891                  130                  678               83,699
Net realized investment
    gains (losses)                       19,615                 (133)                --                 19,482
Total fee income                        207,450               36,632               46,280              290,362
General and
    administrative expenses             (49,732)             (18,640)             (24,557)             (92,929)
Amortization of deferred
    acquisition costs                   (58,833)             (13,880)                --                (72,713)
Annual commissions                      (18,209)                --                   --                (18,209)
                                   ------------         ------------         ------------         ------------
Pretax income                      $    183,182         $      4,109         $     22,401         $    209,692
                                   ============         ============         ============         ============
Total assets                       $ 14,389,922         $    104,476         $     55,870         $ 14,550,268
                                   ============         ============         ============         ============
Expenditures for long-
    lived assets                   $       --           $        205         $      5,289         $      5,494
                                   ============         ============         ============         ============

                            VARIABLE SEPARATE ACCOUNT
              (PORTION RELATING TO THE POLARIS II VARIABLE ANNUITY)

                                       OF

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                              FINANCIAL STATEMENTS
                                DECEMBER 31, 2000

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors of Anchor National Life Insurance Company and the Contractholders of its separate account, Variable Separate Account (Portion Relating to the POLARIS II Variable Annuity)


In our opinion, the accompanying statement of net assets, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Separate Account (Portion Relating to the POLARIS II Variable Annuity), a separate account of Anchor National Life Insurance Company (the "Separate Account") at December 31, 2000, the results of each of their operations for the year then ended, and the changes in each of their net assets for the year ended December 31, 2000, for the one month ended December 31, 1999, and for the year ended November 30, 1999, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Woodland Hills, California
March 2, 2001

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 2000


                                                                        Government
                                                      Capital              and                                   Natural
                                                    Appreciation       Quality Bond           Growth            Resources
                                                     Portfolio          Portfolio            Portfolio          Portfolio
                                                  --------------      --------------      --------------      --------------
Assets:
     Investments in Anchor Series Trust,
         at market value                          $  769,036,560      $  206,405,934      $  321,590,238      $   27,882,272
     Investments in SunAmerica Series Trust,
        at market value                                        0                   0                   0                   0

Liabilities                                                    0                   0                   0                   0
                                                  --------------      --------------      --------------      --------------

Net Assets                                        $  769,036,560      $  206,405,934      $  321,590,238      $   27,882,272
                                                  ==============      ==============      ==============      ==============


Accumulation units outstanding                        19,549,855          14,182,463          10,117,970           1,895,730
                                                  ==============      ==============      ==============      ==============

Unit value of accumulation units                  $        39.34      $        14.56      $        31.78      $        14.71
                                                  ==============      ==============      ==============      ==============




                                                  Aggressive          Alliance              Asset
                                                    Growth             Growth             Allocation
                                                   Portfolio          Portfolio            Portfolio
                                                --------------      --------------      --------------
Assets:
     Investments in Anchor Series Trust,
         at market value                        $            0      $            0      $            0
     Investments in SunAmerica Series Trust,
        at market value                            262,361,012       1,275,379,399         228,297,241

Liabilities                                                  0                   0                   0
                                                --------------      --------------      --------------

Net Assets                                      $  262,361,012      $1,275,379,399      $  228,297,241
                                                ==============      ==============      ==============


Accumulation units outstanding                      12,934,676          33,118,445          11,738,646
                                                ==============      ==============      ==============

Unit value of accumulation units                $        20.28      $        38.51      $        19.45
                                                ==============      ==============      ==============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 2000
                                   (Continued)


                                                     Blue Chip             Cash             Corporate             Davis
                                                      Growth            Management            Bond            Venture Value
                                                     Portfolio           Portfolio          Portfolio            Portfolio
                                                  --------------      --------------      --------------      --------------
Assets:
     Investments in Anchor Series Trust,
         at market value                          $            0      $            0      $            0      $            0
     Investments in SunAmerica Series Trust,
        at market value                               10,472,908         189,277,965         100,263,017       1,275,310,956

Liabilities                                                    0                   0                   0                   0
                                                  --------------      --------------      --------------      --------------

Net Assets                                        $   10,472,908      $  189,277,965      $  100,263,017      $1,275,310,956
                                                  ==============      ==============      ==============      ==============


Accumulation units outstanding                         1,222,398          14,798,813           7,598,504          42,436,151
                                                  ==============      ==============      ==============      ==============

Unit value of accumulation units                  $         8.57      $        12.79      $        13.19      $        30.05
                                                  ==============      ==============      ==============      ==============


                                                    "Dogs" of           Emerging           Federated
                                                   Wall Street          Markets              Value
                                                    Portfolio           Portfolio           Portfolio
                                                 --------------      --------------      --------------
Assets:
     Investments in Anchor Series Trust,
         at market value                         $            0      $            0      $            0
     Investments in SunAmerica Series Trust,
        at market value                              68,164,956          56,453,747         126,692,070

Liabilities                                                   0                   0                   0
                                                 --------------      --------------      --------------

Net Assets                                       $   68,164,956      $   56,453,747      $  126,692,070
                                                 ==============      ==============      ==============


Accumulation units outstanding                        7,472,726           8,357,898           7,439,722
                                                 ==============      ==============      ==============

Unit value of accumulation units                 $         9.12      $         6.75      $        17.03
                                                 ==============      ==============      ==============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 2000
                                   (Continued)

                                                                                        Goldman
                                                    Global             Global            Sachs           Growth-
                                                     Bond             Equities         Research           Income
                                                   Portfolio          Portfolio        Portfolio        Portfolio
                                                  ------------      ------------      ------------      ------------
Assets:
     Investments in Anchor Series Trust,
         at market value                          $          0      $          0      $          0      $          0
     Investments in SunAmerica Series Trust,
        at market value                             53,091,220       212,378,793        28,299,805       838,250,614

Liabilities                                                  0                 0                 0                 0
                                                  ------------      ------------      ------------      ------------

Net Assets                                        $ 53,091,220      $212,378,793      $ 28,299,805      $838,250,614
                                                  ============      ============      ============      ============


Accumulation units outstanding                       3,502,566         9,807,829         2,906,979        25,858,191
                                                  ============      ============      ============      ============

Unit value of accumulation units                  $      15.16      $      21.65      $       9.74      $      32.42
                                                  ============      ============      ============      ============


                                                                                  International
                                                 Growth          High-Yield       Diversified
                                              Opportunities        Bond             Equities
                                                Portfolio        Portfolio         Portfolio
                                              -------------     ------------      -------------
Assets:
     Investments in Anchor Series Trust,
         at market value                      $          0      $          0      $          0
     Investments in SunAmerica Series Trust,
        at market value                         22,408,405       119,443,060       130,250,018

Liabilities                                              0                 0                 0
                                              ------------      ------------      ------------

Net Assets                                    $ 22,408,405      $119,443,060      $130,250,018
                                              ============      ============      ============


Accumulation units outstanding                   2,537,947         8,995,563         9,563,404
                                              ============      ============      ============

Unit value of accumulation units              $       8.83      $      13.28      $      13.61
                                              ============      ============      ============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 2000
                                   (Continued)


                                                  International       Marsico          MFS Growth       MFS Mid-Cap
                                                 Growth & Income       Growth           & Income           Growth
                                                    Portfolio        Portfolio         Portfolio         Portfolio
                                                 ---------------    ------------      ------------      ------------
Assets:
     Investments in Anchor Series Trust,
         at market value                          $          0      $          0      $          0      $          0
     Investments in SunAmerica Series Trust,
        at market value                            241,940,863               461       156,436,715       240,640,136

Liabilities                                                  0                 0                 0                 0
                                                  ------------      ------------      ------------      ------------

Net Assets                                        $241,940,863      $        461      $156,436,715      $240,640,136
                                                  ============      ============      ============      ============


Accumulation units outstanding                      17,253,320                46         6,735,966        13,667,663
                                                  ============      ============      ============      ============

Unit value of accumulation units                  $      14.02      $      10.00      $      23.22      $      17.61
                                                  ============      ============      ============      ============




                                                MFS Total          Putnam              Real
                                                 Return            Growth             Estate
                                                Portfolio         Portfolio          Portfolio
                                               ------------      ------------      ------------
Assets:
     Investments in Anchor Series Trust,
         at market value                       $          0      $          0      $          0
     Investments in SunAmerica Series Trust,
        at market value                         158,286,817       383,431,265        51,877,278

Liabilities                                               0                 0                 0
                                               ------------      ------------      ------------

Net Assets                                     $158,286,817      $383,431,265      $ 51,877,278
                                               ============      ============      ============


Accumulation units outstanding                    7,385,194        15,003,547         4,778,388
                                               ============      ============      ============

Unit value of accumulation units               $      21.43      $      25.56      $      10.86
                                               ============      ============      ============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 2000
                                   (Continued)


                                                  SunAmerica                        Telecom          Worldwide
                                                   Balanced       Technology         Utility        High Income
                                                   Portfolio       Portfolio        Portfolio        Portfolio           TOTAL
                                                --------------   --------------   --------------   --------------    --------------
Assets:
     Investments in Anchor Series Trust,
         at market value                        $            0   $            0   $            0   $            0    $1,324,915,004
     Investments in SunAmerica Series Trust,
        at market value                            304,779,287       35,932,771       67,176,541       44,146,946     6,681,444,266

Liabilities                                                  0                0                0                0                 0
                                                --------------   --------------   --------------   --------------    --------------

Net Assets                                      $  304,779,287   $   35,932,771   $   67,176,541   $   44,146,946    $8,006,359,270
                                                ==============   ==============   ==============   ==============    ==============


Accumulation units outstanding                      17,356,197        5,369,650        4,961,979        2,942,189
                                                ==============   ==============   ==============   ==============

Unit value of accumulation units                $        17.56   $         6.69   $        13.54   $        15.00
                                                ==============   ==============   ==============   ==============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 2000


                                                                              Market Value         Market
Variable Accounts                                          Shares              Per Share            Value                 Cost
-----------------                                          ------             ------------          -----                 ----
ANCHOR SERIES TRUST:
     Capital Appreciation Portfolio                      16,212,049             $ 47.44         $ 769,036,560        $ 768,570,215
     Government and Quality Bond Portfolio               14,284,777               14.45           206,405,934          202,157,616
     Growth Portfolio                                     9,343,830               34.42           321,590,238          324,421,172
     Natural Resources Portfolio                          1,449,199               19.24            27,882,272           23,870,918
                                                                                              ----------------     ----------------
                                                                                                1,324,915,004        1,319,019,921
                                                                                              ----------------     ----------------
SUNAMERICA SERIES TRUST:
     Aggressive Growth Portfolio                         14,463,716               18.14           262,361,012          294,998,414
     Alliance Growth Portfolio                           48,091,333               26.52         1,275,379,399        1,526,209,821
     Asset Allocation Portfolio                          16,067,604               14.21           228,297,241          243,063,019
     Blue Chip Growth Portfolio                           1,204,471                8.70            10,472,908           11,952,817
     Cash Management Portfolio                           17,074,304               11.09           189,277,965          189,174,220
     Corporate Bond Portfolio                             9,198,646               10.90           100,263,017          105,699,582
     Davis Venture Value Portfolio                       44,133,567               28.90         1,275,310,956        1,090,747,654
     "Dogs" of Wall Street Portfolio                      7,690,105                8.86            68,164,956           72,523,371
     Emerging Markets Portfolio                           8,241,141                6.85            56,453,747           74,095,643
     Federated Value Portfolio                            7,839,454               16.16           126,692,070          125,700,475
     Global Bond Portfolio                                4,791,178               11.08            53,091,220           53,962,536
     Global Equities Portfolio                           12,856,731               16.52           212,378,793          251,246,075
     Goldman Sachs Research Portfolio                     2,898,386                9.76            28,299,805           30,639,852
     Growth-Income Portfolio                             29,699,712               28.22           838,250,614          815,823,330
     Growth Opportunities Portfolio                       2,536,342                8.83            22,408,405           26,234,087
     High-Yield Bond Portfolio                           14,086,675                8.48           119,443,060          150,056,805
     International Diversified Equities Portfolio        11,979,202               10.87           130,250,018          144,973,757
     International Growth & Income Portfolio             18,925,054               12.78           241,940,863          239,628,110
     Marsico Growth Portfolio                                    46               10.00                   461                  461
     MFS Growth & Income Portfolio                       11,306,370               13.84           156,436,715          164,055,521
     MFS Mid-Cap Growth Portfolio                        13,750,672               17.50           240,640,136          243,366,301
     MFS Total Return Portfolio                           9,743,124               16.25           158,286,817          145,968,965
     Putnam Growth Portfolio                             18,200,313               21.07           383,431,265          417,283,947
     Real Estate Portfolio                                4,932,662               10.52            51,877,278           49,545,680
     SunAmerica Balanced Portfolio                       17,427,539               17.49           304,779,287          303,502,255
     Technology Portfolio                                 5,333,452                6.74            35,932,771           53,000,456
     Telecom Utility Portfolio                            5,361,632               12.53            67,176,541           75,861,589
     Worldwide High Income Portfolio                      4,818,192                9.16            44,146,946           54,077,616
                                                                                              ----------------     ----------------
                                                                                                6,681,444,266        6,953,392,359
                                                                                              ----------------     ----------------
                                                                                              $ 8,006,359,270      $ 8,272,412,280
                                                                                              ================     ================


        See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
             (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2000


                                                                            Government
                                                          Capital               and                                  Natural
                                                        Appreciation       Quality Bond           Growth            Resources
                                                         Portfolio           Portfolio           Portfolio           Portfolio
                                                       -------------       -------------       -------------       -------------
Investment income:
     Dividends and capital gains distributions         $  87,792,060       $   9,079,065       $  33,442,164       $     154,468
                                                       -------------       -------------       -------------       -------------
         Total investment income                          87,792,060           9,079,065          33,442,164             154,468
                                                       -------------       -------------       -------------       -------------

Expenses:
     Mortality risk charge                                (6,927,384)         (1,584,728)         (2,648,410)           (169,660)
     Guarantee death benefit risk charge                    (923,651)           (211,297)           (353,121)            (22,621)
     Expense risk charge                                  (2,693,983)           (616,283)         (1,029,937)            (65,979)
     Distribution expense charge                          (1,154,564)           (264,121)           (441,403)            (28,277)
                                                       -------------       -------------       -------------       -------------
         Total expenses                                  (11,699,582)         (2,676,429)         (4,472,871)           (286,537)
                                                       -------------       -------------       -------------       -------------

Net investment income (loss)                              76,092,478           6,402,636          28,969,293            (132,069)
                                                       -------------       -------------       -------------       -------------

Net realized gains (losses) from securities
    transactions:
     Proceeds from shares sold                           135,764,564          57,636,468          25,335,163           9,240,837
     Cost of shares sold                                (108,828,788)        (58,320,680)        (24,542,461)         (8,586,381)
                                                       -------------       -------------       -------------       -------------

Net realized gains (losses) from
    securities transactions                               26,935,776            (684,212)            792,702             654,456
                                                       -------------       -------------       -------------       -------------

Net unrealized appreciation (depreciation)
    of investments:
     Beginning of period                                 195,392,511          (7,141,377)         40,254,299           1,487,511
     End of period                                           466,345           4,248,318          (2,830,934)          4,011,354
                                                       -------------       -------------       -------------       -------------

Change in net unrealized appreciation
    (depreciation) of investments                       (194,926,166)         11,389,695         (43,085,233)          2,523,843
                                                       -------------       -------------       -------------       -------------

Increase (decrease) in net assets from operations      $ (91,897,912)      $  17,108,119       $ (13,323,238)      $   3,046,230
                                                       =============       =============       =============       =============




                                                       Aggressive           Alliance             Asset
                                                         Growth              Growth            Allocation
                                                        Portfolio           Portfolio           Portfolio
                                                      -------------       -------------       -------------
Investment income:
     Dividends and capital gains distributions        $  25,645,603       $ 196,030,262       $  11,428,390
                                                      -------------       -------------       -------------
         Total investment income                         25,645,603         196,030,262          11,428,390
                                                      -------------       -------------       -------------

Expenses:
     Mortality risk charge                               (2,512,885)        (12,624,689)         (2,105,245)
     Guarantee death benefit risk charge                   (335,051)         (1,683,292)           (280,699)
     Expense risk charge                                   (977,233)         (4,909,601)           (818,706)
     Distribution expense charge                           (418,814)         (2,104,115)           (350,875)
                                                      -------------       -------------       -------------
         Total expenses                                  (4,243,983)        (21,321,697)         (3,555,525)
                                                      -------------       -------------       -------------

Net investment income (loss)                             21,401,620         174,708,565           7,872,865
                                                      -------------       -------------       -------------

Net realized gains (losses) from securities
    transactions:
     Proceeds from shares sold                           67,128,202         103,232,727          16,108,525
     Cost of shares sold                                (60,821,465)        (90,684,881)        (16,430,588)
                                                      -------------       -------------       -------------

Net realized gains (losses) from
    securities transactions                               6,306,737          12,547,846            (322,063)
                                                      -------------       -------------       -------------

Net unrealized appreciation (depreciation)
    of investments:
     Beginning of period                                 60,341,331         262,238,625          (2,867,552)
     End of period                                      (32,637,402)       (250,830,422)        (14,765,778)
                                                      -------------       -------------       -------------

Change in net unrealized appreciation
    (depreciation) of investments                       (92,978,733)       (513,069,047)        (11,898,226)
                                                      -------------       -------------       -------------

Increase (decrease) in net assets from operations     $ (65,270,376)      $(325,812,636)      $  (4,347,424)
                                                      =============       =============       =============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2000
                                   (Continued)


                                                          Blue Chip              Cash            Corporate          Davis Venture
                                                           Growth             Management            Bond                Value
                                                          Portfolio            Portfolio          Portfolio           Portfolio
                                                       ---------------     ---------------     ---------------     ---------------
Investment income:
     Dividends and capital gains distributions         $        32,685     $     7,483,867     $     6,532,405     $    16,660,212
                                                       ---------------     ---------------     ---------------     ---------------
         Total investment income                                32,685           7,483,867           6,532,405          16,660,212
                                                       ---------------     ---------------     ---------------     ---------------

Expenses:
     Mortality risk charge                                     (23,989)         (1,567,966)           (854,345)         (9,937,156)
     Guarantee death benefit risk charge                        (3,199)           (209,062)           (113,913)         (1,324,954)
     Expense risk charge                                        (9,329)           (609,765)           (332,245)         (3,864,450)
     Distribution expense charge                                (3,998)           (261,328)           (142,390)         (1,656,193)
                                                       ---------------     ---------------     ---------------     ---------------
         Total expenses                                        (40,515)         (2,648,121)         (1,442,893)        (16,782,753)
                                                       ---------------     ---------------     ---------------     ---------------

Net investment income (loss)                                    (7,830)          4,835,746           5,089,512            (122,541)
                                                       ---------------     ---------------     ---------------     ---------------

Net realized gains (losses) from securities
    transactions:
     Proceeds from shares sold                               1,322,061       1,070,536,590          10,531,609          52,698,484
     Cost of shares sold                                    (1,387,332)     (1,066,587,878)        (10,969,183)        (45,738,210)
                                                       ---------------     ---------------     ---------------     ---------------

Net realized gains (losses) from
    securities transactions                                    (65,271)          3,948,712            (437,574)          6,960,274
                                                       ---------------     ---------------     ---------------     ---------------

Net unrealized appreciation (depreciation)
    of investments:
     Beginning of period                                             0           1,318,129          (3,978,436)        115,386,914
     End of period                                          (1,479,909)            103,745          (5,436,565)        184,563,302
                                                       ---------------     ---------------     ---------------     ---------------

Change in net unrealized appreciation
    (depreciation) of investments                           (1,479,909)         (1,214,384)         (1,458,129)         69,176,388
                                                       ---------------     ---------------     ---------------     ---------------

Increase (decrease) in net assets from operations      $    (1,553,010)    $     7,570,074     $     3,193,809     $    76,014,121
                                                       ===============     ===============     ===============     ===============


                                                      "Dogs" of              Emerging             Federated
                                                      Wall Street             Markets                Value
                                                       Portfolio             Portfolio             Portfolio
                                                    ---------------       ---------------       ---------------
Investment income:
     Dividends and capital gains distributions      $     2,383,034       $     1,651,378       $     5,891,174
                                                    ---------------       ---------------       ---------------
         Total investment income                          2,383,034             1,651,378             5,891,174
                                                    ---------------       ---------------       ---------------

Expenses:
     Mortality risk charge                                 (593,699)             (619,329)           (1,084,053)
     Guarantee death benefit risk charge                    (79,160)              (82,577)             (144,540)
     Expense risk charge                                   (230,883)             (240,850)             (421,576)
     Distribution expense charge                            (98,949)             (103,222)             (180,676)
                                                    ---------------       ---------------       ---------------
         Total expenses                                  (1,002,691)           (1,045,978)           (1,830,845)
                                                    ---------------       ---------------       ---------------

Net investment income (loss)                              1,380,343               605,400             4,060,329
                                                    ---------------       ---------------       ---------------

Net realized gains (losses) from securities
    transactions:
     Proceeds from shares sold                           21,225,716            38,693,604            32,436,640
     Cost of shares sold                                (24,868,060)          (39,056,714)          (32,607,771)
                                                    ---------------       ---------------       ---------------

Net realized gains (losses) from
    securities transactions                              (3,642,344)             (363,110)             (171,131)
                                                    ---------------       ---------------       ---------------

Net unrealized appreciation (depreciation)
    of investments:
     Beginning of period                                 (6,312,924)           15,323,535             3,709,604
     End of period                                       (4,358,415)          (17,641,896)              991,595
                                                    ---------------       ---------------       ---------------

Change in net unrealized appreciation
    (depreciation) of investments                         1,954,509           (32,965,431)           (2,718,009)
                                                    ---------------       ---------------       ---------------

Increase (decrease) in net assets from operations   $      (307,492)      $   (32,723,141)      $     1,171,189
                                                    ===============       ===============       ===============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2000
                                   (Continued)

                                                                                                 Goldman
                                                          Global              Global              Sachs              Growth-
                                                           Bond              Equities            Research             Income
                                                         Portfolio           Portfolio           Portfolio           Portfolio
                                                       -------------       -------------       -------------       -------------
Investment income:
     Dividends and capital gains distributions         $   2,992,880       $  17,159,656       $     106,371       $  46,283,016
                                                       -------------       -------------       -------------       -------------
         Total investment income                           2,992,880          17,159,656             106,371          46,283,016
                                                       -------------       -------------       -------------       -------------

Expenses:
     Mortality risk charge                                  (406,326)         (1,787,502)            (69,264)         (7,374,923)
     Guarantee death benefit risk charge                     (54,177)           (238,334)             (9,235)           (983,323)
     Expense risk charge                                    (158,016)           (695,140)            (26,936)         (2,868,026)
     Distribution expense charge                             (67,720)           (297,916)            (11,545)         (1,229,154)
                                                       -------------       -------------       -------------       -------------
         Total expenses                                     (686,239)         (3,018,892)           (116,980)        (12,455,426)
                                                       -------------       -------------       -------------       -------------

Net investment income (loss)                               2,306,641          14,140,764             (10,609)         33,827,590
                                                       -------------       -------------       -------------       -------------

Net realized gains (losses) from securities
    transactions:
     Proceeds from shares sold                             5,094,969          96,349,261             503,170          30,865,216
     Cost of shares sold                                  (5,278,717)        (90,414,882)           (543,404)        (25,621,801)
                                                       -------------       -------------       -------------       -------------

Net realized gains (losses) from
    securities transactions                                 (183,748)          5,934,379             (40,234)          5,243,415
                                                       -------------       -------------       -------------       -------------

Net unrealized appreciation (depreciation)
    of investments:
     Beginning of period                                  (2,138,521)         25,353,081                   0         149,546,225
     End of period                                          (871,316)        (38,867,282)         (2,340,047)         22,427,284
                                                       -------------       -------------       -------------       -------------

Change in net unrealized appreciation
    (depreciation) of investments                          1,267,205         (64,220,363)         (2,340,047)       (127,118,941)
                                                       -------------       -------------       -------------       -------------

Increase (decrease) in net assets from operations      $   3,390,098       $ (44,145,220)      $  (2,390,890)      $ (88,047,936)
                                                       =============       =============       =============       =============


                                                                                            International
                                                       Growth            High-Yield          Diversified
                                                    Opportunities           Bond              Equities
                                                      Portfolio           Portfolio           Portfolio
                                                    -------------       -------------       -------------
Investment income:
     Dividends and capital gains distributions      $      99,922       $  13,503,987       $  20,926,462
                                                    -------------       -------------       -------------
         Total investment income                           99,922          13,503,987          20,926,462
                                                    -------------       -------------       -------------

Expenses:
     Mortality risk charge                                (59,558)         (1,122,838)         (1,148,256)
     Guarantee death benefit risk charge                   (7,941)           (149,712)           (153,101)
     Expense risk charge                                  (23,161)           (436,659)           (446,544)
     Distribution expense charge                           (9,926)           (187,139)           (191,375)
                                                    -------------       -------------       -------------
         Total expenses                                  (100,586)         (1,896,348)         (1,939,276)
                                                    -------------       -------------       -------------

Net investment income (loss)                                 (664)         11,607,639          18,987,186
                                                    -------------       -------------       -------------

Net realized gains (losses) from securities
    transactions:
     Proceeds from shares sold                          2,406,973          36,397,593         409,164,769
     Cost of shares sold                               (2,704,384)        (39,664,139)       (421,713,135)
                                                    -------------       -------------       -------------

Net realized gains (losses) from
    securities transactions                              (297,411)         (3,266,546)        (12,548,366)
                                                    -------------       -------------       -------------

Net unrealized appreciation (depreciation)
    of investments:
     Beginning of period                                        0          (8,517,826)         16,673,759
     End of period                                     (3,825,682)        (30,613,745)        (14,723,739)
                                                    -------------       -------------       -------------

Change in net unrealized appreciation
    (depreciation) of investments                      (3,825,682)        (22,095,919)        (31,397,498)
                                                    -------------       -------------       -------------

Increase (decrease) in net assets from operations   $  (4,123,757)      $ (13,754,826)      $ (24,958,678)
                                                    =============       =============       =============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2000
                                   (Continued)


                                                       International         Marsico           MFS Growth          MFS Mid-Cap
                                                      Growth & Income         Growth            & Income             Growth
                                                         Portfolio           Portfolio          Portfolio           Portfolio
                                                      ---------------      -------------      -------------       -------------
Investment income:
     Dividends and capital gains distributions         $   4,357,223       $           0      $     796,098       $   3,697,418
                                                       -------------       -------------      -------------       -------------
         Total investment income                           4,357,223                   0            796,098           3,697,418
                                                       -------------       -------------      -------------       -------------

Expenses:
     Mortality risk charge                                (1,881,184)                  0         (1,207,179)         (1,412,728)
     Guarantee death benefit risk charge                    (250,824)                  0           (160,957)           (188,364)
     Expense risk charge                                    (731,571)                  0           (469,459)           (549,394)
     Distribution expense charge                            (313,531)                  0           (201,197)           (235,455)
                                                       -------------       -------------      -------------       -------------
         Total expenses                                   (3,177,110)                  0         (2,038,792)         (2,385,941)
                                                       -------------       -------------      -------------       -------------

Net investment income (loss)                               1,180,113                   0         (1,242,694)          1,311,477
                                                       -------------       -------------      -------------       -------------

Net realized gains (losses) from securities
    transactions:
     Proceeds from shares sold                           200,285,325                   0         12,126,868          15,963,398
     Cost of shares sold                                (199,838,852)                  0        (12,574,880)        (14,721,278)
                                                       -------------       -------------      -------------       -------------

Net realized gains (losses) from
    securities transactions                                  446,473                   0           (448,012)          1,242,120
                                                       -------------       -------------      -------------       -------------

Net unrealized appreciation (depreciation)
    of investments:
     Beginning of period                                   2,853,186                   0         (6,833,309)          8,476,885
     End of period                                         2,312,753                   0         (7,618,806)         (2,726,165)
                                                       -------------       -------------      -------------       -------------

Change in net unrealized appreciation
    (depreciation) of investments                           (540,433)                  0           (785,497)        (11,203,050)
                                                       -------------       -------------      -------------       -------------

Increase (decrease) in net assets from operations      $   1,086,153       $           0      $  (2,476,203)      $  (8,649,453)
                                                       =============       =============      =============       =============


                                                      MFS Total             Putnam              Real
                                                        Return              Growth              Estate
                                                       Portfolio           Portfolio           Portfolio
                                                     -------------       -------------       -------------
Investment income:
     Dividends and capital gains distributions       $   3,996,548       $  35,704,303       $   1,541,289
                                                     -------------       -------------       -------------
         Total investment income                         3,996,548          35,704,303           1,541,289
                                                     -------------       -------------       -------------

Expenses:
     Mortality risk charge                              (1,083,937)         (3,592,849)           (370,065)
     Guarantee death benefit risk charge                  (144,525)           (479,046)            (49,342)
     Expense risk charge                                  (421,531)         (1,397,219)           (143,914)
     Distribution expense charge                          (180,656)           (598,808)            (61,678)
                                                     -------------       -------------       -------------
         Total expenses                                 (1,830,649)         (6,067,922)           (624,999)
                                                     -------------       -------------       -------------

Net investment income (loss)                             2,165,899          29,636,381             916,290
                                                     -------------       -------------       -------------

Net realized gains (losses) from securities
    transactions:
     Proceeds from shares sold                          18,867,026           8,808,395          22,613,201
     Cost of shares sold                               (19,159,219)         (7,592,508)        (23,775,947)
                                                     -------------       -------------       -------------

Net realized gains (losses) from
    securities transactions                               (292,193)          1,215,887          (1,162,746)
                                                     -------------       -------------       -------------

Net unrealized appreciation (depreciation)
    of investments:
     Beginning of period                                (4,685,467)         82,946,822          (6,216,778)
     End of period                                      12,317,852         (33,852,682)          2,331,598
                                                     -------------       -------------       -------------

Change in net unrealized appreciation
    (depreciation) of investments                       17,003,319        (116,799,504)          8,548,376
                                                     -------------       -------------       -------------

Increase (decrease) in net assets from operations    $  18,877,025       $ (85,947,236)      $   8,301,920
                                                     =============       =============       =============


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2000
                                   (Continued)


                                                          SunAmerica                                   Telecom
                                                          Balanced             Technology              Utility
                                                          Portfolio             Portfolio              Portfolio
                                                       ---------------       ---------------       ---------------
Investment income:
     Dividends and capital gains distributions         $     5,110,881       $             0       $     2,972,000
                                                       ---------------       ---------------       ---------------
         Total investment income                             5,110,881                     0             2,972,000
                                                       ---------------       ---------------       ---------------

Expenses:
     Mortality risk charge                                  (2,571,636)             (111,887)             (610,740)
     Guarantee death benefit risk charge                      (342,885)              (14,918)              (81,432)
     Expense risk charge                                    (1,000,081)              (43,512)             (237,510)
     Distribution expense charge                              (428,606)              (18,648)             (101,790)
                                                       ---------------       ---------------       ---------------
         Total expenses                                     (4,343,208)             (188,965)           (1,031,472)
                                                       ---------------       ---------------       ---------------

Net investment income (loss)                                   767,673              (188,965)            1,940,528
                                                       ---------------       ---------------       ---------------

Net realized gains (losses) from securities
    transactions:
     Proceeds from shares sold                               3,481,278               426,961             3,909,546
     Cost of shares sold                                    (3,078,257)             (596,544)           (3,968,336)
                                                       ---------------       ---------------       ---------------

Net realized gains (losses) from
    securities transactions                                    403,021              (169,583)              (58,790)
                                                       ---------------       ---------------       ---------------

Net unrealized appreciation (depreciation)
    of investments:
     Beginning of period                                    37,008,580                     0               607,941
     End of period                                           1,277,032           (17,067,685)           (8,685,048)
                                                       ---------------       ---------------       ---------------

Change in net unrealized appreciation
    (depreciation) of investments                          (35,731,548)          (17,067,685)           (9,292,989)
                                                       ---------------       ---------------       ---------------

Increase (decrease) in net assets from operations      $   (34,560,854)      $   (17,426,233)      $    (7,411,251)
                                                       ===============       ===============       ===============


                                                      Worldwide
                                                     High Income
                                                       Portfolio               TOTAL
                                                    ---------------       ---------------
Investment income:
     Dividends and capital gains distributions      $     5,151,035       $   568,605,856
                                                    ---------------       ---------------
         Total investment income                          5,151,035           568,605,856
                                                    ---------------       ---------------

Expenses:
     Mortality risk charge                                 (408,505)          (68,472,915)
     Guarantee death benefit risk charge                    (54,467)           (9,129,720)
     Expense risk charge                                   (158,863)          (26,628,356)
     Distribution expense charge                            (68,084)          (11,412,153)
                                                    ---------------       ---------------
         Total expenses                                    (689,919)         (115,643,144)
                                                    ---------------       ---------------

Net investment income (loss)                              4,461,116           452,962,712
                                                    ---------------       ---------------

Net realized gains (losses) from securities
    transactions:
     Proceeds from shares sold                            5,619,553         2,514,774,692
     Cost of shares sold                                 (6,112,445)       (2,466,789,120)
                                                    ---------------       ---------------

Net realized gains (losses) from
    securities transactions                                (492,892)           47,985,572
                                                    ---------------       ---------------

Net unrealized appreciation (depreciation)
    of investments:
     Beginning of period                                 (3,915,382)          966,311,366
     End of period                                       (9,930,670)         (266,053,010)
                                                    ---------------       ---------------

Change in net unrealized appreciation
    (depreciation) of investments                        (6,015,288)       (1,232,364,376)
                                                    ---------------       ---------------

Increase (decrease) in net assets from operations   $    (2,047,064)      $  (731,416,092)
                                                    ===============       ===============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2000


                                                                                 Government
                                                                Capital              and                                Natural
                                                               Appreciation     Quality Bond          Growth           Resources
                                                                Portfolio         Portfolio          Portfolio         Portfolio
                                                             ---------------   ---------------    ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                            $    76,092,478   $     6,402,636    $    28,969,293   $      (132,069)
     Net realized gains (losses) from
         securities transactions                                  26,935,776          (684,212)           792,702           654,456
     Change in net unrealized appreciation
         (depreciation) of investments                          (194,926,166)       11,389,695        (43,085,233)        2,523,843
                                                             ---------------   ---------------    ---------------   ---------------

         Increase (decrease) in net assets from operations       (91,897,912)       17,108,119        (13,323,238)        3,046,230
                                                             ---------------   ---------------    ---------------   ---------------

From capital transactions:
     Net proceeds from units sold                                134,828,218        17,025,628         54,465,294         2,760,823
     Cost of units redeemed                                      (41,335,545)      (12,538,131)       (15,936,150)       (1,058,318)
     Net transfers                                               175,050,206        25,846,967         67,363,615         8,553,505
                                                             ---------------   ---------------    ---------------   ---------------

         Increase (decrease) in net assets
             from capital transactions                           268,542,879        30,334,464        105,892,759        10,256,010
                                                             ---------------   ---------------    ---------------   ---------------

Increase (decrease) in net assets                                176,644,967        47,442,583         92,569,521        13,302,240
Net assets at beginning of period                                592,391,593       158,963,351        229,020,717        14,580,032
                                                             ---------------   ---------------    ---------------   ---------------
Net assets at end of period                                  $   769,036,560   $   206,405,934    $   321,590,238   $    27,882,272
                                                             ===============   ===============    ===============   ===============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                    3,007,578         1,240,732          1,628,271           209,791
     Units redeemed                                                 (919,541)         (911,350)          (472,898)          (80,465)
     Units transferred                                             3,740,643         1,877,300          1,939,618           600,352
                                                             ---------------   ---------------    ---------------   ---------------

Increase (decrease) in units outstanding                           5,828,680         2,260,682          3,094,991           729,678
Beginning units                                                   13,721,175        11,975,781          7,022,979         1,166,052
                                                             ---------------   ---------------    ---------------   ---------------

Ending units                                                      19,549,855        14,182,463         10,117,970         1,895,730
                                                             ===============   ===============    ===============   ===============



                                                                Aggressive             Alliance                Asset
                                                                   Growth               Growth              Allocation
                                                                 Portfolio             Portfolio             Portfolio
                                                              ---------------       ---------------       ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                             $    21,401,620       $   174,708,565       $     7,872,865
     Net realized gains (losses) from
         securities transactions                                    6,306,737            12,547,846              (322,063)
     Change in net unrealized appreciation
         (depreciation) of investments                            (92,978,733)         (513,069,047)          (11,898,226)
                                                              ---------------       ---------------       ---------------

         Increase (decrease) in net assets from operations        (65,270,376)         (325,812,636)           (4,347,424)
                                                              ---------------       ---------------       ---------------

From capital transactions:
     Net proceeds from units sold                                  72,345,276           209,201,363            13,271,733
     Cost of units redeemed                                       (15,588,862)          (72,798,943)          (13,095,789)
     Net transfers                                                 92,396,450           215,879,400            (1,957,657)
                                                              ---------------       ---------------       ---------------

         Increase (decrease) in net assets
             from capital transactions                            149,152,864           352,281,820            (1,781,713)
                                                              ---------------       ---------------       ---------------

Increase (decrease) in net assets                                  83,882,488            26,469,184            (6,129,137)
Net assets at beginning of period                                 178,478,524         1,248,910,215           234,426,378
                                                              ---------------       ---------------       ---------------
Net assets at end of period                                   $   262,361,012       $ 1,275,379,399       $   228,297,241
                                                              ===============       ===============       ===============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                     2,920,650             4,387,238               667,367
     Units redeemed                                                  (625,078)           (1,552,245)             (661,743)
     Units transferred                                              3,294,584             4,563,020               (99,722)
                                                              ---------------       ---------------       ---------------

Increase (decrease) in units outstanding                            5,590,156             7,398,013               (94,098)
Beginning units                                                     7,344,520            25,720,432            11,832,744
                                                              ---------------       ---------------       ---------------

Ending units                                                       12,934,676            33,118,445            11,738,646
                                                              ===============       ===============       ===============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2000
                                   (Continued)


                                                                 Blue Chip           Cash          Corporate        Davis Venture
                                                                   Growth         Management          Bond              Value
                                                                 Portfolio         Portfolio        Portfolio         Portfolio
                                                              ---------------   ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                             $        (7,830)  $     4,835,746  $     5,089,512   $      (122,541)
     Net realized gains (losses) from
         securities transactions                                      (65,271)        3,948,712         (437,574)        6,960,274
     Change in net unrealized appreciation
         (depreciation) of investments                             (1,479,909)       (1,214,384)      (1,458,129)       69,176,388
                                                              ---------------   ---------------  ---------------   ---------------

         Increase (decrease) in net assets from operations         (1,553,010)        7,570,074        3,193,809        76,014,121
                                                              ---------------   ---------------  ---------------   ---------------

From capital transactions:
     Net proceeds from units sold                                   4,330,649        97,816,142        6,329,463       136,794,683
     Cost of units redeemed                                          (227,929)      (33,020,062)      (6,299,904)      (54,760,933)
     Net transfers                                                  7,923,198       (56,759,317)       5,203,835       198,275,461
                                                              ---------------   ---------------  ---------------   ---------------

         Increase (decrease) in net assets
             from capital transactions                             12,025,918         8,036,763        5,233,394       280,309,211
                                                              ---------------   ---------------  ---------------   ---------------

Increase (decrease) in net assets                                  10,472,908        15,606,837        8,427,203       356,323,332
Net assets at beginning of period                                           0       173,671,128       91,835,814       918,987,624
                                                              ---------------   ---------------  ---------------   ---------------
Net assets at end of period                                   $    10,472,908   $   189,277,965  $   100,263,017   $ 1,275,310,956
                                                              ===============   ===============  ===============   ===============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                       453,141         7,827,264          490,678         4,638,973
     Units redeemed                                                   (24,476)       (2,639,545)        (487,585)       (1,861,931)
     Units transferred                                                793,733        (4,570,060)         398,963         6,698,232
                                                              ---------------   ---------------  ---------------   ---------------

Increase (decrease) in units outstanding                            1,222,398           617,659          402,056         9,475,274
Beginning units                                                             0        14,181,154        7,196,448        32,960,877
                                                              ---------------   ---------------  ---------------   ---------------

Ending units                                                        1,222,398        14,798,813        7,598,504        42,436,151
                                                              ===============   ===============  ===============   ===============


                                                                 "Dogs" of             Emerging             Federated
                                                                Wall Street             Markets                Value
                                                                 Portfolio             Portfolio             Portfolio
                                                              ---------------       ---------------       ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                             $     1,380,343       $       605,400       $     4,060,329
     Net realized gains (losses) from
         securities transactions                                   (3,642,344)             (363,110)             (171,131)
     Change in net unrealized appreciation
         (depreciation) of investments                              1,954,509           (32,965,431)           (2,718,009)
                                                              ---------------       ---------------       ---------------

         Increase (decrease) in net assets from operations           (307,492)          (32,723,141)            1,171,189
                                                              ---------------       ---------------       ---------------

From capital transactions:
     Net proceeds from units sold                                   2,864,374            15,926,590             9,372,277
     Cost of units redeemed                                        (3,560,315)           (3,269,977)           (7,292,828)
     Net transfers                                                (11,316,680)           19,295,841            10,298,037
                                                              ---------------       ---------------       ---------------

         Increase (decrease) in net assets
             from capital transactions                            (12,012,621)           31,952,454            12,377,486
                                                              ---------------       ---------------       ---------------

Increase (decrease) in net assets                                 (12,320,113)             (770,687)           13,548,675
Net assets at beginning of period                                  80,485,069            57,224,434           113,143,395
                                                              ---------------       ---------------       ---------------
Net assets at end of period                                   $    68,164,956       $    56,453,747       $   126,692,070
                                                              ===============       ===============       ===============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                       344,143             1,646,400               571,395
     Units redeemed                                                  (433,381)             (350,476)             (442,240)
     Units transferred                                             (1,390,874)            1,751,001               610,441
                                                              ---------------       ---------------       ---------------

Increase (decrease) in units outstanding                           (1,480,112)            3,046,925               739,596
Beginning units                                                     8,952,838             5,310,973             6,700,126
                                                              ---------------       ---------------       ---------------

Ending units                                                        7,472,726             8,357,898             7,439,722
                                                              ===============       ===============       ===============


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2000
                                   (Continued)

                                                                                                      Goldman
                                                                   Global            Global             Sachs           Growth-
                                                                    Bond            Equities          Research           Income
                                                                  Portfolio         Portfolio         Portfolio         Portfolio
                                                                -------------     -------------     -------------     -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                               $   2,306,641     $  14,140,764     $     (10,609)    $  33,827,590
     Net realized gains (losses) from
         securities transactions                                     (183,748)        5,934,379           (40,234)        5,243,415
     Change in net unrealized appreciation
         (depreciation) of investments                              1,267,205       (64,220,363)       (2,340,047)     (127,118,941)
                                                                -------------     -------------     -------------     -------------

         Increase (decrease) in net assets from operations          3,390,098       (44,145,220)       (2,390,890)      (88,047,936)
                                                                -------------     -------------     -------------     -------------

From capital transactions:
     Net proceeds from units sold                                   7,505,992        55,208,252         5,976,779       106,670,916
     Cost of units redeemed                                        (2,529,137)      (10,310,250)         (395,993)      (43,935,723)
     Net transfers                                                  5,983,660        69,036,088        25,109,909       157,217,065
                                                                -------------     -------------     -------------     -------------

         Increase (decrease) in net assets
             from capital transactions                             10,960,515       113,934,090        30,690,695       219,952,258
                                                                -------------     -------------     -------------     -------------

Increase (decrease) in net assets                                  14,350,613        69,788,870        28,299,805       131,904,322
Net assets at beginning of period                                  38,740,607       142,589,923                 0       706,346,292
                                                                -------------     -------------     -------------     -------------
Net assets at end of period                                     $  53,091,220     $ 212,378,793     $  28,299,805     $ 838,250,614
                                                                =============     =============     =============     =============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                       521,243         2,136,629           582,097         2,995,027
     Units redeemed                                                  (174,244)         (400,928)          (39,439)       (1,237,147)
     Units transferred                                                405,572         2,706,048         2,364,321         4,429,177
                                                                -------------     -------------     -------------     -------------

Increase (decrease) in units outstanding                              752,571         4,441,749         2,906,979         6,187,057
Beginning units                                                     2,749,995         5,366,080                 0        19,671,134
                                                                -------------     -------------     -------------     -------------

Ending units                                                        3,502,566         9,807,829         2,906,979        25,858,191
                                                                =============     =============     =============     =============


                                                                                                      International
                                                                 Growth             High-Yield         Diversified
                                                              Opportunities           Bond              Equities
                                                                Portfolio           Portfolio           Portfolio
                                                              -------------       -------------       -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                             $        (664)      $  11,607,639       $  18,987,186
     Net realized gains (losses) from
         securities transactions                                   (297,411)         (3,266,546)        (12,548,366)
     Change in net unrealized appreciation
         (depreciation) of investments                           (3,825,682)        (22,095,919)        (31,397,498)
                                                              -------------       -------------       -------------

         Increase (decrease) in net assets from operations       (4,123,757)        (13,754,826)        (24,958,678)
                                                              -------------       -------------       -------------

From capital transactions:
     Net proceeds from units sold                                 6,671,133          11,147,040          19,710,199
     Cost of units redeemed                                        (538,804)         (8,179,109)         (5,902,580)
     Net transfers                                               20,399,833           9,804,565          19,949,862
                                                              -------------       -------------       -------------

         Increase (decrease) in net assets
             from capital transactions                           26,532,162          12,772,496          33,757,481
                                                              -------------       -------------       -------------

Increase (decrease) in net assets                                22,408,405            (982,330)          8,798,803
Net assets at beginning of period                                         0         120,425,390         121,451,215
                                                              -------------       -------------       -------------
Net assets at end of period                                   $  22,408,405       $ 119,443,060       $ 130,250,018
                                                              =============       =============       =============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                     671,030             760,424           1,304,171
     Units redeemed                                                 (54,877)           (562,590)           (392,876)
     Units transferred                                            1,921,794             700,991           1,475,318
                                                              -------------       -------------       -------------

Increase (decrease) in units outstanding                          2,537,947             898,825           2,386,613
Beginning units                                                           0           8,096,738           7,176,791
                                                              -------------       -------------       -------------

Ending units                                                      2,537,947           8,995,563           9,563,404
                                                              =============       =============       =============


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2000
                                   (Continued)


                                                                International       Marsico         MFS Growth        MFS Mid-Cap
                                                               Growth & Income       Growth           & Income          Growth
                                                                  Portfolio         Portfolio        Portfolio         Portfolio
                                                               ---------------    -------------    -------------     -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                               $   1,180,113     $           0    $  (1,242,694)    $   1,311,477
     Net realized gains (losses) from
         securities transactions                                      446,473                 0         (448,012)        1,242,120
     Change in net unrealized appreciation
         (depreciation) of investments                               (540,433)                0         (785,497)      (11,203,050)
                                                                -------------     -------------    -------------     -------------

         Increase (decrease) in net assets from operations          1,086,153                 0       (2,476,203)       (8,649,453)
                                                                -------------     -------------    -------------     -------------

From capital transactions:
     Net proceeds from units sold                                  29,821,096                 0       23,049,636        70,995,944
     Cost of units redeemed                                        (8,938,847)                0       (6,123,557)       (8,198,051)
     Net transfers                                                 47,018,472               461       37,900,773       142,241,657
                                                                -------------     -------------    -------------     -------------

         Increase (decrease) in net assets
             from capital transactions                             67,900,721               461       54,826,852       205,039,550
                                                                -------------     -------------    -------------     -------------

Increase (decrease) in net assets                                  68,986,874               461       52,350,649       196,390,097
Net assets at beginning of period                                 172,953,989                 0      104,086,066        44,250,039
                                                                -------------     -------------    -------------     -------------
Net assets at end of period                                     $ 241,940,863     $         461    $ 156,436,715     $ 240,640,136
                                                                =============     =============    =============     =============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                     2,161,134                 0          985,804         3,845,524
     Units redeemed                                                  (645,587)                0         (261,663)         (436,114)
     Units transferred                                              3,449,193                46        1,614,412         7,544,405
                                                                -------------     -------------    -------------     -------------

Increase (decrease) in units outstanding                            4,964,740                46        2,338,553        10,953,815
Beginning units                                                    12,288,580                 0        4,397,413         2,713,848
                                                                -------------     -------------    -------------     -------------

Ending units                                                       17,253,320                46        6,735,966        13,667,663
                                                                =============     =============    =============     =============



                                                                MFS Total            Putnam               Real
                                                                 Return              Growth              Estate
                                                                Portfolio           Portfolio           Portfolio
                                                              -------------       -------------       -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                             $   2,165,899       $  29,636,381       $     916,290
     Net realized gains (losses) from
         securities transactions                                   (292,193)          1,215,887          (1,162,746)
     Change in net unrealized appreciation
         (depreciation) of investments                           17,003,319        (116,799,504)          8,548,376
                                                              -------------       -------------       -------------

         Increase (decrease) in net assets from operations       18,877,025         (85,947,236)          8,301,920
                                                              -------------       -------------       -------------

From capital transactions:
     Net proceeds from units sold                                17,356,803          63,027,615           3,317,200
     Cost of units redeemed                                      (5,836,208)        (20,813,527)         (2,305,371)
     Net transfers                                               33,866,266          64,256,627           6,979,931
                                                              -------------       -------------       -------------

         Increase (decrease) in net assets
             from capital transactions                           45,386,861         106,470,715           7,991,760
                                                              -------------       -------------       -------------

Increase (decrease) in net assets                                64,263,886          20,523,479          16,293,680
Net assets at beginning of period                                94,022,931         362,907,786          35,583,598
                                                              -------------       -------------       -------------
Net assets at end of period                                   $ 158,286,817       $ 383,431,265       $  51,877,278
                                                              =============       =============       =============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                     894,700           2,102,567             347,426
     Units redeemed                                                (298,692)           (698,207)           (237,182)
     Units transferred                                            1,734,840           2,139,711             674,379
                                                              -------------       -------------       -------------

Increase (decrease) in units outstanding                          2,330,848           3,544,071             784,623
Beginning units                                                   5,054,346          11,459,476           3,993,765
                                                              -------------       -------------       -------------

Ending units                                                      7,385,194          15,003,547           4,778,388
                                                              =============       =============       =============


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2000
                                   (Continued)


                                                 SunAmerica                         Telecom         Worldwide
                                                  Balanced        Technology        Utility        High Income
                                                  Portfolio        Portfolio       Portfolio         Portfolio           TOTAL
                                                -------------    ------------    -------------   ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)               $     767,673    $   (188,965)   $   1,940,528   $     4,461,116   $   452,962,712
     Net realized gains (losses) from
         securities transactions                      403,021        (169,583)         (58,790)         (492,892)       47,985,572
     Change in net unrealized appreciation
         (depreciation) of investments            (35,731,548)    (17,067,685)      (9,292,989)       (6,015,288)   (1,232,364,376)
                                                -------------    ------------    -------------   ---------------   ---------------

         Increase (decrease) in net assets
           from operations                        (34,560,854)    (17,426,233)      (7,411,251)       (2,047,064)     (731,416,092)
                                                -------------    ------------    -------------   ---------------   ---------------

From capital transactions:
     Net proceeds from units sold                  43,895,759      11,089,814        7,007,703         3,945,991     1,263,730,385
     Cost of units redeemed                       (15,984,684)       (726,330)      (4,426,965)       (2,895,615)     (428,824,437)
     Net transfers                                 75,211,393      42,995,520        8,073,762           812,630     1,522,911,335
                                                -------------    ------------    -------------   ---------------   ---------------

         Increase (decrease) in net assets
             from capital transactions            103,122,468      53,359,004       10,654,500         1,863,006     2,357,817,283
                                                -------------    ------------    -------------   ---------------   ---------------

Increase (decrease) in net assets                  68,561,614      35,932,771        3,243,249          (184,058)    1,626,401,191
Net assets at beginning of period                 236,217,673               0       63,933,292        44,331,004     6,379,958,079
                                                -------------    ------------    -------------   ---------------   ---------------
Net assets at end of period                     $ 304,779,287    $ 35,932,771    $  67,176,541   $    44,146,946   $ 8,006,359,270
                                                =============    ============    =============   ===============   ===============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                     2,278,175       1,202,930          475,959           250,453        53,548,914
     Units redeemed                                  (833,780)        (85,490)        (302,068)         (186,013)      (18,309,851)
     Units transferred                              3,916,107       4,252,210          555,839            53,319        60,144,913
                                                -------------    ------------    -------------   ---------------   ---------------

Increase (decrease) in units outstanding            5,360,502       5,369,650          729,730           117,759        95,383,976
Beginning units                                    11,995,695               0        4,232,249         2,824,430       256,106,639
                                                -------------    ------------    -------------   ---------------   ---------------

Ending units                                       17,356,197       5,369,650        4,961,979         2,942,189       351,490,615
                                                =============    ============    =============   ===============   ===============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                         FOR THE ONE MONTH PERIOD ENDED
                                DECEMBER 31, 1999


                                                                        Government
                                                    Capital                 and                                      Natural
                                                  Appreciation         Quality Bond             Growth              Resources
                                                   Portfolio             Portfolio             Portfolio             Portfolio
                                                ---------------       ---------------       ---------------       ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)               $      (692,188)      $      (202,183)      $      (278,346)      $       (17,666)
     Net realized gains (losses) from
         securities transactions                      1,391,191               (25,218)               32,565                18,660
     Change in net unrealized appreciation
         (depreciation) of investments               90,502,370              (882,611)           20,014,712             1,278,863
                                                ---------------       ---------------       ---------------       ---------------

         Increase (decrease) in net
           assets from operations                    91,201,373            (1,110,012)           19,768,931             1,279,857
                                                ---------------       ---------------       ---------------       ---------------

From capital transactions:
     Net proceeds from units sold                     8,871,203             1,797,269             3,287,277               202,683
     Cost of units redeemed                          (2,372,698)             (909,068)             (974,318)              (69,946)
     Net transfers                                   14,291,402             3,517,956             5,064,362              (293,800)
                                                ---------------       ---------------       ---------------       ---------------

         Increase (decrease) in net assets
             from capital transactions               20,789,907             4,406,157             7,377,321              (161,063)
                                                ---------------       ---------------       ---------------       ---------------

Increase (decrease) in net assets                   111,991,280             3,296,145            27,146,252             1,118,794
Net assets at beginning of period                   480,400,313           155,667,206           201,874,465            13,461,238
                                                ---------------       ---------------       ---------------       ---------------
Net assets at end of period                     $   592,391,593       $   158,963,351       $   229,020,717       $    14,580,032
                                                ===============       ===============       ===============       ===============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                         221,171               134,876               104,342                17,270
     Units redeemed                                     (59,620)              (68,064)              (31,226)               (5,916)
     Units transferred                                  358,306               264,218               161,108               (26,052)
                                                ---------------       ---------------       ---------------       ---------------

Increase (decrease) in units outstanding                519,857               331,030               234,224               (14,698)
Beginning units                                      13,201,318            11,644,751             6,788,755             1,180,750
                                                ---------------       ---------------       ---------------       ---------------

Ending units                                         13,721,175            11,975,781             7,022,979             1,166,052
                                                ===============       ===============       ===============       ===============



                                             Aggressive              Alliance                Asset
                                                Growth                Growth              Allocation
                                               Portfolio             Portfolio             Portfolio
                                            ---------------       ---------------       ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)           $      (199,792)      $    (1,505,473)      $      (297,100)
     Net realized gains (losses) from
         securities transactions                    467,904               151,338               (46,225)
     Change in net unrealized appreciation
         (depreciation) of investments           36,372,660           108,832,159             8,763,625
                                            ---------------       ---------------       ---------------

         Increase (decrease) in net
           assets from operations                36,640,772           107,478,024             8,420,300
                                            ---------------       ---------------       ---------------

From capital transactions:
     Net proceeds from units sold                 4,206,604            20,739,442             1,068,934
     Cost of units redeemed                        (602,988)           (5,449,511)           (1,038,355)
     Net transfers                               12,196,463            25,346,399               611,763
                                            ---------------       ---------------       ---------------

         Increase (decrease) in net assets
             from capital transactions           15,800,079            40,636,330               642,342
                                            ---------------       ---------------       ---------------

Increase (decrease) in net assets                52,440,851           148,114,354             9,062,642
Net assets at beginning of period               126,037,673         1,100,795,861           225,363,736
                                            ---------------       ---------------       ---------------
Net assets at end of period                 $   178,478,524       $ 1,248,910,215       $   234,426,378
                                            ===============       ===============       ===============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                     187,480               447,481                54,973
     Units redeemed                                 (27,443)             (118,547)              (53,377)
     Units transferred                              557,865               547,052                30,885
                                            ---------------       ---------------       ---------------

Increase (decrease) in units outstanding            717,902               875,986                32,481
Beginning units                                   6,626,618            24,844,446            11,800,263
                                            ---------------       ---------------       ---------------

Ending units                                      7,344,520            25,720,432            11,832,744
                                            ===============       ===============       ===============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                             FOR THE ONE MONTH ENDED
                                DECEMBER 31, 1999
                                   (Continued)


                                                          Cash            Corporate          Davis Venture         "Dogs" of
                                                       Management            Bond                Value            Wall Street
                                                        Portfolio          Portfolio           Portfolio           Portfolio
                                                     -------------       -------------       -------------       -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                    $    (221,561)      $    (117,886)      $  (1,135,429)      $    (101,953)
     Net realized gains (losses) from
         securities transactions                           240,762             (41,857)            138,421            (121,114)
     Change in net unrealized appreciation
         (depreciation) of investments                     638,080             (42,170)         43,996,267            (957,562)
                                                     -------------       -------------       -------------       -------------

         Increase (decrease) in net
           assets from operations                          657,281            (201,913)         42,999,259          (1,180,629)
                                                     -------------       -------------       -------------       -------------

From capital transactions:
     Net proceeds from units sold                        5,851,518             757,699           9,115,340             921,223
     Cost of units redeemed                             (2,686,485)           (490,413)         (3,506,341)           (243,158)
     Net transfers                                       5,700,242             688,487          14,498,677             (33,796)
                                                     -------------       -------------       -------------       -------------

         Increase (decrease) in net assets
             from capital transactions                   8,865,275             955,773          20,107,676             644,269
                                                     -------------       -------------       -------------       -------------

Increase (decrease) in net assets                        9,522,556             753,860          63,106,935            (536,360)
Net assets at beginning of period                      164,148,572          91,081,954         855,880,689          81,021,429
                                                     -------------       -------------       -------------       -------------
Net assets at end of period                          $ 173,671,128       $  91,835,814       $ 918,987,624       $  80,485,069
                                                     =============       =============       =============       =============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                            478,595              59,237             336,177             103,201
     Units redeemed                                       (219,565)            (38,325)           (130,007)            (27,005)
     Units transferred                                     467,198              53,851             536,253              (3,061)
                                                     -------------       -------------       -------------       -------------

Increase (decrease) in units outstanding                   726,228              74,763             742,423              73,135
Beginning units                                         13,454,926           7,121,685          32,218,454           8,879,703
                                                     -------------       -------------       -------------       -------------

Ending units                                            14,181,154           7,196,448          32,960,877           8,952,838
                                                     =============       =============       =============       =============


                                                 Emerging           Federated             Global
                                                  Markets              Value               Bond
                                                 Portfolio           Portfolio           Portfolio
                                               -------------       -------------       -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)              $     (65,036)      $    (141,456)      $     (49,350)
     Net realized gains (losses) from
         securities transactions                     207,908                (183)            (22,791)
     Change in net unrealized appreciation
         (depreciation) of investments             8,966,053           3,176,557               2,543
                                               -------------       -------------       -------------

         Increase (decrease) in net
           assets from operations                  9,108,925           3,034,918             (69,598)
                                               -------------       -------------       -------------

From capital transactions:
     Net proceeds from units sold                  1,171,741           1,124,247             406,148
     Cost of units redeemed                         (198,401)           (547,731)           (216,171)
     Net transfers                                 3,459,378             816,690             626,734
                                               -------------       -------------       -------------

         Increase (decrease) in net assets
             from capital transactions             4,432,718           1,393,206             816,711
                                               -------------       -------------       -------------

Increase (decrease) in net assets                 13,541,643           4,428,124             747,113
Net assets at beginning of period                 43,682,791         108,715,271          37,993,494
                                               -------------       -------------       -------------
Net assets at end of period                    $  57,224,434       $ 113,143,395       $  38,740,607
                                               =============       =============       =============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                      116,673              68,312              28,765
     Units redeemed                                  (20,504)            (33,344)            (15,303)
     Units transferred                               357,089              48,165              44,467
                                               -------------       -------------       -------------

Increase (decrease) in units outstanding             453,258              83,133              57,929
Beginning units                                    4,857,715           6,616,993           2,692,066
                                               -------------       -------------       -------------

Ending units                                       5,310,973           6,700,126           2,749,995
                                               =============       =============       =============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                             FOR THE ONE MONTH ENDED
                                DECEMBER 31, 1999
                                   (Continued)

                                                                                                               International
                                                       Global             Growth-           High-Yield          Diversified
                                                      Equities            Income               Bond              Equities
                                                     Portfolio           Portfolio           Portfolio           Portfolio
                                                   -------------       -------------       -------------       -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                  $    (168,754)      $    (857,130)      $    (153,103)      $    (147,890)
     Net realized gains (losses) from
         securities transactions                         301,701             353,790             (98,036)          1,315,094
     Change in net unrealized appreciation
         (depreciation) of investments                12,377,102          54,709,493           1,575,087           9,228,202
                                                   -------------       -------------       -------------       -------------

         Increase (decrease) in net
           assets from operations                     12,510,049          54,206,153           1,323,948          10,395,406
                                                   -------------       -------------       -------------       -------------

From capital transactions:
     Net proceeds from units sold                      2,125,576          10,905,023           1,339,041           1,284,655
     Cost of units redeemed                             (648,995)         (2,906,451)           (564,751)           (407,506)
     Net transfers                                     9,661,146          12,696,748           1,868,254           1,907,870
                                                   -------------       -------------       -------------       -------------

         Increase (decrease) in net assets
             from capital transactions                11,137,727          20,695,320           2,642,544           2,785,019
                                                   -------------       -------------       -------------       -------------

Increase (decrease) in net assets                     23,647,776          74,901,473           3,966,492          13,180,425
Net assets at beginning of period                    118,942,147         631,444,819         116,458,898         108,270,790
                                                   -------------       -------------       -------------       -------------
Net assets at end of period                        $ 142,589,923       $ 706,346,292       $ 120,425,390       $ 121,451,215
                                                   =============       =============       =============       =============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                           84,013             317,349              90,225              80,154
     Units redeemed                                      (25,677)            (84,811)            (38,100)            (25,588)
     Units transferred                                   392,113             367,683             126,188             132,733
                                                   -------------       -------------       -------------       -------------

Increase (decrease) in units outstanding                 450,449             600,221             178,313             187,299
Beginning units                                        4,915,631          19,070,913           7,918,425           6,989,492
                                                   -------------       -------------       -------------       -------------

Ending units                                           5,366,080          19,671,134           8,096,738           7,176,791
                                                   =============       =============       =============       =============




                                              International         MFS Growth          MFS Mid-Cap
                                             Growth & Income         & Income             Growth
                                                Portfolio           Portfolio            Portfolio
                                             ---------------      -------------       -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)             $  15,182,527       $    (125,921)      $     560,612
     Net realized gains (losses) from
         securities transactions                    723,616             (14,749)            102,643
     Change in net unrealized appreciation
         (depreciation) of investments           (7,856,931)          4,908,377           4,452,357
                                              -------------       -------------       -------------

         Increase (decrease) in net
           assets from operations                 8,049,212           4,767,707           5,115,612
                                              -------------       -------------       -------------

From capital transactions:
     Net proceeds from units sold                 2,535,222           2,990,649           2,897,330
     Cost of units redeemed                        (787,781)           (439,946)           (134,821)
     Net transfers                                6,671,664           4,086,235           4,995,343
                                              -------------       -------------       -------------

         Increase (decrease) in net assets
             from capital transactions            8,419,105           6,636,938           7,757,852
                                              -------------       -------------       -------------

Increase (decrease) in net assets                16,468,317          11,404,645          12,873,464
Net assets at beginning of period               156,485,672          92,681,421          31,376,575
                                              -------------       -------------       -------------
Net assets at end of period                   $ 172,953,989       $ 104,086,066       $  44,250,039
                                              =============       =============       =============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                     182,111             130,044             188,935
     Units redeemed                                 (56,680)            (19,056)             (8,997)
     Units transferred                              486,348             177,224             329,053
                                              -------------       -------------       -------------

Increase (decrease) in units outstanding            611,779             288,212             508,991
Beginning units                                  11,676,801           4,109,201           2,204,857
                                              -------------       -------------       -------------

Ending units                                     12,288,580           4,397,413           2,713,848
                                              =============       =============       =============


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                             FOR THE ONE MONTH ENDED
                                DECEMBER 31, 1999
                                   (Continued)


                                                   MFS Total               Putnam                 Real               SunAmerica
                                                     Return                Growth                Estate               Balanced
                                                    Portfolio             Portfolio             Portfolio             Portfolio
                                                 ---------------       ---------------       ---------------       ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                $      (116,128)      $      (437,099)      $       (43,268)      $      (286,245)
     Net realized gains (losses) from
         securities transactions                          (1,480)              147,936              (148,854)                    0
     Change in net unrealized appreciation
         (depreciation) of investments                   672,465            37,757,729             1,791,976            17,248,122
                                                 ---------------       ---------------       ---------------       ---------------

         Increase (decrease) in net
           assets from operations                        554,857            37,468,566             1,599,854            16,961,877
                                                 ---------------       ---------------       ---------------       ---------------

From capital transactions:
     Net proceeds from units sold                      1,643,833             5,653,487               212,637             4,616,016
     Cost of units redeemed                             (318,090)           (1,688,270)             (207,494)           (1,274,264)
     Net transfers                                     4,453,466             6,403,555               313,877            10,195,433
                                                 ---------------       ---------------       ---------------       ---------------

         Increase (decrease) in net assets
             from capital transactions                 5,779,209            10,368,772               319,020            13,537,185
                                                 ---------------       ---------------       ---------------       ---------------

Increase (decrease) in net assets                      6,334,066            47,837,338             1,918,874            30,499,062
Net assets at beginning of period                     87,688,865           315,070,448            33,664,724           205,718,611
                                                 ---------------       ---------------       ---------------       ---------------
Net assets at end of period                      $    94,022,931       $   362,907,786       $    35,583,598       $   236,217,673
                                                 ===============       ===============       ===============       ===============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                           89,208               188,645                25,382               241,772
     Units redeemed                                      (17,229)              (56,590)              (24,260)              (66,782)
     Units transferred                                   241,483               215,924                32,888               536,726
                                                 ---------------       ---------------       ---------------       ---------------

Increase (decrease) in units outstanding                 313,462               347,979                34,010               711,716
Beginning units                                        4,740,884            11,111,497             3,959,755            11,283,979
                                                 ---------------       ---------------       ---------------       ---------------
Ending units                                           5,054,346            11,459,476             3,993,765            11,995,695
                                                 ===============       ===============       ===============       ===============


                                                   Telecom             Worldwide
                                                   Utility            High Income
                                                  Portfolio             Portfolio              TOTAL
                                               ---------------       ---------------       ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)              $       (80,335)      $       (57,230)      $     8,244,617
     Net realized gains (losses) from
         securities transactions                          (314)             (125,350)            4,947,358
     Change in net unrealized appreciation
         (depreciation) of investments                (134,566)            1,515,480           458,906,439
                                               ---------------       ---------------       ---------------

         Increase (decrease) in net
           assets from operations                     (215,215)            1,332,900           472,098,414
                                               ---------------       ---------------       ---------------

From capital transactions:
     Net proceeds from units sold                      545,836               173,039            96,443,672
     Cost of units redeemed                           (261,218)             (288,003)          (29,233,174)
     Net transfers                                   1,952,495              (347,550)          151,349,493
                                               ---------------       ---------------       ---------------

         Increase (decrease) in net assets
             from capital transactions               2,237,113              (462,514)          218,559,991
                                               ---------------       ---------------       ---------------

Increase (decrease) in net assets                    2,021,898               870,386           690,658,405
Net assets at beginning of period                   61,911,394            43,460,618         5,689,299,674
                                               ---------------       ---------------       ---------------
Net assets at end of period                    $    63,933,292       $    44,331,004       $ 6,379,958,079
                                               ===============       ===============       ===============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                         36,355                11,093             4,023,839
     Units redeemed                                    (17,421)              (18,533)           (1,307,970)
     Units transferred                                 130,146               (22,054)            6,543,799
                                               ---------------       ---------------       ---------------

Increase (decrease) in units outstanding               149,080               (29,494)            9,259,668
Beginning units                                      4,083,169             2,853,924           246,846,971
                                               ---------------       ---------------       ---------------
Ending units                                         4,232,249             2,824,430           256,106,639
                                               ===============       ===============       ===============


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1999


                                                                         Government
                                                      Capital               and                                         Natural
                                                   Appreciation         Quality Bond             Growth               Resources
                                                     Portfolio            Portfolio             Portfolio             Portfolio
                                                 ---------------       ---------------       ---------------       ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                $    11,910,546       $     5,147,853       $     9,076,697       $         1,986
     Net realized gains (losses) from
         securities transactions                       9,105,882              (427,260)            1,001,755               145,919
     Change in net unrealized appreciation
         (depreciation) of investments               107,156,907            (6,972,025)           15,355,419             1,352,660
                                                 ---------------       ---------------       ---------------       ---------------

         Increase (decrease) in net
           assets from operations                    128,173,335            (2,251,432)           25,433,871             1,500,565
                                                 ---------------       ---------------       ---------------       ---------------

From capital transactions:
     Net proceeds from units sold                     69,305,659            31,284,336            47,146,379             1,816,831
     Cost of units redeemed                          (13,282,552)           (5,928,638)           (6,605,132)             (479,685)
     Net transfers                                   121,677,384            54,720,584            46,109,493             4,655,997
                                                 ---------------       ---------------       ---------------       ---------------

         Increase in net assets
             from capital transactions               177,700,491            80,076,282            86,650,740             5,993,143
                                                 ---------------       ---------------       ---------------       ---------------

Increase in net assets                               305,873,826            77,824,850           112,084,611             7,493,708
Net assets at beginning of period                    174,526,487            77,842,356            89,789,854             5,967,530
                                                 ---------------       ---------------       ---------------       ---------------
Net assets at end of period                      $   480,400,313       $   155,667,206       $   201,874,465       $    13,461,238
                                                 ===============       ===============       ===============       ===============

ANALYSIS OF INCREASE
     IN UNITS OUTSTANDING:
     Units sold                                        2,352,138             2,324,847             1,708,542               168,874
     Units redeemed                                     (441,210)             (441,118)             (236,228)              (44,221)
     Units transferred                                 3,933,528             4,063,451             1,638,333               414,618
                                                 ---------------       ---------------       ---------------       ---------------

Increase in units outstanding                          5,844,456             5,947,180             3,110,647               539,271
Beginning units                                        7,356,862             5,697,571             3,678,108               641,479
                                                 ---------------       ---------------       ---------------       ---------------

Ending units                                          13,201,318            11,644,751             6,788,755             1,180,750
                                                 ===============       ===============       ===============       ===============



                                               Aggressive             Alliance                Asset
                                                 Growth                Growth              Allocation
                                                Portfolio             Portfolio             Portfolio
                                             ---------------       ---------------       ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $     5,269,296       $    61,828,800       $    14,562,279
     Net realized gains (losses) from
         securities transactions                   1,842,053             7,029,767              (212,930)
     Change in net unrealized appreciation
         (depreciation) of investments            22,904,216           114,934,404            (5,163,549)
                                             ---------------       ---------------       ---------------

         Increase (decrease) in net
           assets from operations                 30,015,565           183,792,971             9,185,800
                                             ---------------       ---------------       ---------------

From capital transactions:
     Net proceeds from units sold                 22,485,712           242,966,166            21,128,082
     Cost of units redeemed                       (2,677,820)          (31,653,689)           (9,226,462)
     Net transfers                                43,063,414           311,928,229            40,366,380
                                             ---------------       ---------------       ---------------

         Increase in net assets
             from capital transactions            62,871,306           523,240,706            52,268,000
                                             ---------------       ---------------       ---------------

Increase in net assets                            92,886,871           707,033,677            61,453,800
Net assets at beginning of period                 33,150,802           393,762,184           163,909,936
                                             ---------------       ---------------       ---------------
Net assets at end of period                  $   126,037,673       $ 1,100,795,861       $   225,363,736
                                             ===============       ===============       ===============

ANALYSIS OF INCREASE
     IN UNITS OUTSTANDING:
     Units sold                                    1,432,227             6,019,042             1,131,416
     Units redeemed                                 (169,014)             (778,222)             (492,133)
     Units transferred                             2,569,218             7,601,975             2,164,458
                                             ---------------       ---------------       ---------------

Increase in units outstanding                      3,832,431            12,842,795             2,803,741
Beginning units                                    2,794,187            12,001,651             8,996,522
                                             ---------------       ---------------       ---------------

Ending units                                       6,626,618            24,844,446            11,800,263
                                             ===============       ===============       ===============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1999
                                   (Continued)


                                                      Cash             Corporate          Davis Venture         "Dogs" of
                                                    Management            Bond                Value            Wall Street
                                                    Portfolio           Portfolio           Portfolio           Portfolio
                                                  -------------       -------------       -------------       -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                 $   1,873,194       $   2,694,760       $  21,917,768       $   1,390,875
     Net realized gains (losses) from
         securities transactions                      2,212,818             (50,416)          3,101,311              33,055
     Change in net unrealized appreciation
         (depreciation) of investments                   (7,318)         (4,737,965)         50,626,603          (6,918,280)
                                                  -------------       -------------       -------------       -------------

         Increase (decrease) in net
           assets from operations                     4,078,694          (2,093,621)         75,645,682          (5,494,350)
                                                  -------------       -------------       -------------       -------------

From capital transactions:
     Net proceeds from units sold                   107,614,496          14,769,015         129,086,971          17,268,910
     Cost of units redeemed                         (22,563,293)         (3,576,701)        (27,710,746)         (2,960,776)
     Net transfers                                   10,104,667          34,199,108         194,467,200          30,220,688
                                                  -------------       -------------       -------------       -------------

         Increase in net assets
             from capital transactions               95,155,870          45,391,422         295,843,425          44,528,822
                                                  -------------       -------------       -------------       -------------

Increase in net assets                               99,234,564          43,297,801         371,489,107          39,034,472
Net assets at beginning of period                    64,914,008          47,784,153         484,391,582          41,986,957
                                                  -------------       -------------       -------------       -------------
Net assets at end of period                       $ 164,148,572       $  91,081,954       $ 855,880,689       $  81,021,429
                                                  =============       =============       =============       =============

ANALYSIS OF INCREASE
     IN UNITS OUTSTANDING:
     Units sold                                       8,960,738           1,136,617           5,021,122           1,768,746
     Units redeemed                                  (1,874,567)           (276,352)         (1,071,080)           (302,395)
     Units transferred                                  880,709           2,628,356           7,534,041           3,089,127
                                                  -------------       -------------       -------------       -------------

Increase in units outstanding                         7,966,880           3,488,621          11,484,083           4,555,478
Beginning units                                       5,488,046           3,633,064          20,734,371           4,324,225
                                                  -------------       -------------       -------------       -------------

Ending units                                         13,454,926           7,121,685          32,218,454           8,879,703
                                                  =============       =============       =============       =============


                                             Emerging            Federated            Global
                                              Markets              Value               Bond
                                             Portfolio           Portfolio           Portfolio
                                           -------------       -------------       -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)          $    (366,202)      $   3,227,048       $   2,130,114
     Net realized gains (losses) from
         securities transactions                 462,117           1,382,135             (40,024)
     Change in net unrealized appreciation
         (depreciation) of investments        10,106,050          (3,846,049)         (2,744,734)
                                           -------------       -------------       -------------

         Increase (decrease) in net
           assets from operations             10,201,965             763,134            (654,644)
                                           -------------       -------------       -------------

From capital transactions:
     Net proceeds from units sold              5,379,448          19,743,459           7,493,791
     Cost of units redeemed                     (948,361)         (4,490,393)         (1,603,734)
     Net transfers                            13,253,871          32,691,119          13,428,271
                                           -------------       -------------       -------------

         Increase in net assets
             from capital transactions        17,684,958          47,944,185          19,318,328
                                           -------------       -------------       -------------

Increase in net assets                        27,886,923          48,707,319          18,663,684
Net assets at beginning of period             15,795,868          60,007,952          19,329,810
                                           -------------       -------------       -------------
Net assets at end of period                $  43,682,791       $ 108,715,271       $  37,993,494
                                           =============       =============       =============

ANALYSIS OF INCREASE
     IN UNITS OUTSTANDING:
     Units sold                                  719,913           1,175,234             523,697
     Units redeemed                             (124,134)           (267,288)           (112,684)
     Units transferred                         1,687,620           1,925,799             938,896
                                           -------------       -------------       -------------

Increase in units outstanding                  2,283,399           2,833,745           1,349,909
Beginning units                                2,574,316           3,783,248           1,342,157
                                           -------------       -------------       -------------

Ending units                                   4,857,715           6,616,993           2,692,066
                                           =============       =============       =============


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1999
                                   (Continued)

                                                                                                              International
                                                      Global             Growth-            High-Yield         Diversified
                                                     Equities            Income                Bond             Equities
                                                     Portfolio          Portfolio           Portfolio           Portfolio
                                                  -------------       -------------       -------------       -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                 $   6,030,217       $  19,442,866       $   9,152,126       $     775,112
     Net realized gains (losses) from
         securities transactions                        570,688           3,108,874            (644,681)          6,972,916
     Change in net unrealized appreciation
         (depreciation) of investments               12,410,348          74,726,813          (5,846,458)          5,767,673
                                                  -------------       -------------       -------------       -------------

         Increase (decrease) in net
           assets from operations                    19,011,253          97,278,553           2,660,987          13,515,701
                                                  -------------       -------------       -------------       -------------

From capital transactions:
     Net proceeds from units sold                    21,163,425         127,355,200          16,690,714          13,474,668
     Cost of units redeemed                          (3,174,599)        (19,305,894)         (5,524,798)         (3,304,436)
     Net transfers                                   32,642,222         174,525,511          31,272,128          23,416,783
                                                  -------------       -------------       -------------       -------------

         Increase in net assets
             from capital transactions               50,631,048         282,574,817          42,438,044          33,587,015
                                                  -------------       -------------       -------------       -------------

Increase in net assets                               69,642,301         379,853,370          45,099,031          47,102,716
Net assets at beginning of period                    49,299,846         251,591,449          71,359,867          61,168,074
                                                  -------------       -------------       -------------       -------------
Net assets at end of period                       $ 118,942,147       $ 631,444,819       $ 116,458,898       $ 108,270,790
                                                  =============       =============       =============       =============

ANALYSIS OF INCREASE
     IN UNITS OUTSTANDING:
     Units sold                                         986,539           4,193,175           1,141,423             950,384
     Units redeemed                                    (146,981)           (630,061)           (377,152)           (232,642)
     Units transferred                                1,509,161           5,721,597           2,148,039           1,752,205
                                                  -------------       -------------       -------------       -------------

Increase in units outstanding                         2,348,719           9,284,711           2,912,310           2,469,947
Beginning units                                       2,566,912           9,786,202           5,006,115           4,519,545
                                                  -------------       -------------       -------------       -------------

Ending units                                          4,915,631          19,070,913           7,918,425           6,989,492
                                                  =============       =============       =============       =============



                                             International        MFS Growth          MFS Mid-Cap
                                            Growth & Income        & Income              Growth
                                               Portfolio           Portfolio           Portfolio
                                            ---------------      -------------       -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $     548,380       $  13,031,907       $     (77,949)
     Net realized gains (losses) from
         securities transactions                 8,795,476              50,436             119,893
     Change in net unrealized appreciation
         (depreciation) of investments          10,458,050         (12,058,373)          4,024,528
                                             -------------       -------------       -------------

         Increase (decrease) in net
           assets from operations               19,801,906           1,023,970           4,066,472
                                             -------------       -------------       -------------

From capital transactions:
     Net proceeds from units sold               18,281,360          36,083,764           7,415,790
     Cost of units redeemed                     (4,791,103)         (1,799,360)           (166,957)
     Net transfers                              48,024,228          43,170,189          20,061,270
                                             -------------       -------------       -------------

         Increase in net assets
             from capital transactions          61,514,485          77,454,593          27,310,103
                                             -------------       -------------       -------------

Increase in net assets                          81,316,391          78,478,563          31,376,575
Net assets at beginning of period               75,169,281          14,202,858                   0
                                             -------------       -------------       -------------
Net assets at end of period                  $ 156,485,672       $  92,681,421       $  31,376,575
                                             =============       =============       =============

ANALYSIS OF INCREASE
     IN UNITS OUTSTANDING:
     Units sold                                  1,458,460           1,586,052             615,608
     Units redeemed                               (378,517)            (79,517)            (13,180)
     Units transferred                           3,858,595           1,908,590           1,602,429
                                             -------------       -------------       -------------

Increase in units outstanding                    4,938,538           3,415,125           2,204,857
Beginning units                                  6,738,263             694,076                   0
                                             -------------       -------------       -------------

Ending units                                    11,676,801           4,109,201           2,204,857
                                             =============       =============       =============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (Portion Relating to the POLARIS II Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1999
                                   (Continued)


                                                     MFS Total              Putnam                 Real              SunAmerica
                                                      Return                Growth                Estate               Balanced
                                                     Portfolio             Portfolio             Portfolio             Portfolio
                                                  ---------------       ---------------       ---------------       ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                 $     7,542,171       $     4,822,541       $       727,960       $     1,038,359
     Net realized gains (losses) from
         securities transactions                            7,023               259,311              (960,010)                  108
     Change in net unrealized appreciation
         (depreciation) of investments                 (6,012,276)           40,706,491            (4,870,119)           15,847,537
                                                  ---------------       ---------------       ---------------       ---------------

         Increase (decrease) in net
           assets from operations                       1,536,918            45,788,343            (5,102,169)           16,886,004
                                                  ---------------       ---------------       ---------------       ---------------

From capital transactions:
     Net proceeds from units sold                      21,860,070            80,431,272             3,966,703            53,470,616
     Cost of units redeemed                            (1,995,038)           (9,100,608)           (1,462,048)           (6,596,557)
     Net transfers                                     40,508,079            87,608,460             3,570,410            86,675,865
                                                  ---------------       ---------------       ---------------       ---------------

         Increase in net assets
             from capital transactions                 60,373,111           158,939,124             6,075,065           133,549,924
                                                  ---------------       ---------------       ---------------       ---------------

Increase in net assets                                 61,910,029           204,727,467               972,896           150,435,928
Net assets at beginning of period                      25,778,836           110,342,981            32,691,828            55,282,683
                                                  ---------------       ---------------       ---------------       ---------------
Net assets at end of period                       $    87,688,865       $   315,070,448       $    33,664,724       $   205,718,611
                                                  ===============       ===============       ===============       ===============

ANALYSIS OF INCREASE
     IN UNITS OUTSTANDING:
     Units sold                                         1,175,530             3,118,051               417,566             3,095,544
     Units redeemed                                      (107,258)             (349,272)             (153,462)             (378,819)
     Units transferred                                  2,180,437             3,393,094               358,884             5,024,009
                                                  ---------------       ---------------       ---------------       ---------------

Increase in units outstanding                           3,248,709             6,161,873               622,988             7,740,734
Beginning units                                         1,492,175             4,949,624             3,336,767             3,543,245
                                                  ---------------       ---------------       ---------------       ---------------

Ending units                                            4,740,884            11,111,497             3,959,755            11,283,979
                                                  ===============       ===============       ===============       ===============


                                                  Telecom              Worldwide
                                                   Utility            High Income
                                                  Portfolio             Portfolio               TOTAL
                                               ---------------       ---------------       ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)              $     2,324,094       $     4,141,359       $   210,164,157
     Net realized gains (losses) from
         securities transactions                       121,450              (835,797)           43,151,869
     Change in net unrealized appreciation
         (depreciation) of investments                (771,320)            1,217,344           427,646,577
                                               ---------------       ---------------       ---------------

         Increase (decrease) in net
           assets from operations                    1,674,224             4,522,906           680,962,603
                                               ---------------       ---------------       ---------------

From capital transactions:
     Net proceeds from units sold                   12,447,951             3,498,929         1,153,629,717
     Cost of units redeemed                         (2,137,570)           (1,781,662)         (194,848,612)
     Net transfers                                  23,613,148             4,235,172         1,570,209,870
                                               ---------------       ---------------       ---------------

         Increase in net assets
             from capital transactions              33,923,529             5,952,439         2,528,990,975
                                               ---------------       ---------------       ---------------

Increase in net assets                              35,597,753            10,475,345         3,209,953,578
Net assets at beginning of period                   26,313,641            32,985,273         2,479,346,096
                                               ---------------       ---------------       ---------------
Net assets at end of period                    $    61,911,394       $    43,460,618       $ 5,689,299,674
                                               ===============       ===============       ===============

ANALYSIS OF INCREASE
     IN UNITS OUTSTANDING:
     Units sold                                        836,231               250,251            54,267,967
     Units redeemed                                   (142,331)             (125,840)           (9,745,678)
     Units transferred                               1,581,740               299,004            72,407,913
                                               ---------------       ---------------       ---------------

Increase in units outstanding                        2,275,640               423,415           116,930,202
Beginning units                                      1,807,529             2,430,509           129,916,769
                                               ---------------       ---------------       ---------------

Ending units                                         4,083,169             2,853,924           246,846,971
                                               ===============       ===============       ===============


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
              (PORTION RELATING TO THE POLARIS II VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS



1.      ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        Variable Separate Account (Portion Relating to the POLARIS II Variable Annuity) of Anchor National Life Insurance Company (the "Separate Account") is a segregated investment account of Anchor National Life Insurance Company (the "Company"). The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), an international insurance and financial services holding company. The Separate Account is registered as a segregated unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

        The Separate Account contracts are sold through the Company's six wholly-owned or affiliated broker-dealers, over 900 independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is SunAmerica Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of the contracts.

        The Separate Account is composed of thirty-two variable portfolios (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of either (1) one of the four currently available investment portfolios of Anchor Series Trust ("Anchor Trust") or (2) one of the twenty-eight currently available investment portfolios of SunAmerica Series Trust ("SunAmerica Trust"). The Anchor Trust and the SunAmerica Trust (the "Trusts") are each diversified, open-end, affiliated investment companies, which retain investment advisers to assist in the investment activities of the Trusts. The participant may elect to have payments allocated to any of seven guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by the participant to the thirty-two Variable Accounts and do not include balances allocated to the General Account.

        The inception dates of the thirty-two individual funds in the Variable Separate Account are the following: December 29, 2000 for Marsico Growth Portfolio; July 10, 2000 for the Blue Chip Growth Portfolio; July 6, 2000 for the Growth Opportunities Portfolio; July 5, 2000 for the Goldman Sachs Research and Technology Portfolios; April 1, 1999 for the MFS Mid-Cap Growth Portfolio; April 1, 1998 for the "Dogs" of Wall Street Portfolio; June 2, 1997 for the International Growth and Income, Emerging Markets, and Real Estate Portfolios; June 3, 1996 for the Aggressive Growth, Federated Value, SunAmerica Balanced, and Telecom Utility Portfolios; October 31, 1994 for the Natural Resources, International Diversified Equities, Davis Venture Value, MFS Total Return, and Worldwide High Income Portfolios; July 1, 1993 for the Asset Allocation, Global Bond, and Corporate Bond Portfolios; February 22, 1993 for Government and Quality Bond Portfolio; February 19, 1993 for the Growth Portfolio; February 12, 1993 for the Capital Appreciation Portfolio;

                            VARIABLE SEPARATE ACCOUNT
              (PORTION RELATING TO THE POLARIS II VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

        ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

        February 9, 1993 for the Alliance Growth, Cash Management, Global Equities, Growth-Income, High-Yield Bond, MFS Growth and Income, and Putnam Growth Portfolios.

        The investment objectives and policies of the four portfolios of the Anchor Trust are summarized below:

        The CAPITAL APPRECIATION PORTFOLIO seeks long-term capital appreciation. This portfolio invests primarily in growth equity securities across a wide range of industries and companies, using a wide-ranging and flexible stock picking approach; may be concentrated and will generally have less investments in large company securities than the Growth Portfolio.

        The GOVERNMENT AND QUALITY BOND PORTFOLIO seeks relatively high current income, liquidity and security of principal. This portfolio invests in obligations issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities and in high quality corporate fixed securities.

        The GROWTH PORTFOLIO seeks capital appreciation. This portfolio invests in core equity securities that are widely diversified by industry and company.

        The NATURAL RESOURCES PORTFOLIO seeks a total return in excess of the U.S. rate of inflation as represented by the Consumer Price Index. This portfolio using a value approach, invests primarily in equity securities of U.S. or foreign companies that are expected to provide favorable returns in periods of rising inflation; at least 65% related to natural resources, such as energy, metals, mining and forest products.

        The Anchor Trust has portfolios in addition to those identified above; however, none of these other portfolios are currently available for investment under the Separate Account.

        The investment objectives and policies of the twenty-eight portfolios of the SunAmerica Trust are summarized below:

        The AGGRESSIVE GROWTH PORTFOLIO seeks capital appreciation. This portfolio invests primarily in equity securities of high growth companies including small and medium sized growth companies with market capitalizations of $1.5 billion to $10 billion.

                            VARIABLE SEPARATE ACCOUNT
              (PORTION RELATING TO THE POLARIS II VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

        ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

        The ALLIANCE GROWTH PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior earnings.

        The ASSET ALLOCATION PORTFOLIO seeks high total return (including income and capital gains) consistent with long-term preservation of capital. This portfolio invests in a diversified portfolio that may include common stocks and other securities with common stock characteristics, bonds and other intermediate and long-term fixed-income securities and money market instruments.

        The BLUE CHIP GROWTH PORTFOLIO seeks capital appreciation. This portfolio invests primarily in common stocks that demonstrate the potential for capital appreciation, issued by large-cap companies.

        The CASH MANAGEMENT PORTFOLIO seeks high current yield while preserving capital. This portfolio invests in a diversified selection of money market instruments.

        The CORPORATE BOND PORTFOLIO seeks a high total return with only moderate price risk. This portfolio invests primarily in investment grade fixed-income securities.

        The DAVIS VENTURE VALUE PORTFOLIO seeks growth of capital. This portfolio invests primarily in common stocks of companies with market capitalizations of at least $5 billion.

        The "DOGS" OF WALL STREET PORTFOLIO seeks total return (including capital appreciation and current income). This portfolio invests primarily in thirty high dividend yielding common stocks selected annually from the Dow Jones Industrial Average and the broader market.

        The EMERGING MARKETS PORTFOLIO seeks long-term capital appreciation. This portfolio invests primarily in common stocks and other equity securities of companies that its Subadviser believes have above-average growth prospects primarily in emerging markets outside the United States.

        The FEDERATED VALUE PORTFOLIO seeks growth of capital and income. This portfolio invests primarily in the securities of high quality companies.

        The GLOBAL BOND PORTFOLIO seeks a high total return, emphasizing current income and to a lesser extent, capital appreciation. This portfolio invests in high quality fixed-income securities of U.S. and foreign issuers and engages in transactions in foreign currencies.

                            VARIABLE SEPARATE ACCOUNT
              (PORTION RELATING TO THE POLARIS II VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

        ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

        The GLOBAL EQUITIES PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in common stocks or securities with common stock characteristics of U.S. and foreign issuers, that demonstrate the potential for appreciation and engages in transactions in foreign currencies.

        The GOLDMAN SACHS RESEARCH PORTFOLIO seeks long-term growth of capital. This portfolio invests under normal circumstances, at least 90% of its total assets in U.S. equity securities, including securities of foreign issuers that are traded in the U.S. Under normal circumstances, the Portfolio will only purchase equity securities that are included in the Goldman Sachs Global Investment Research Division's U.S. Select List and will sell securities that have been removed from the U.S. Select List.

        The GROWTH-INCOME PORTFOLIO seeks growth of capital and income. This portfolio invests primarily in common stocks or securities that demonstrate the potential for appreciation and/or dividends.

        The GROWTH OPPORTUNITIES PORTFOLIO seeks capital appreciation. This portfolio invests primarily in common stocks that demonstrate the potential for capital appreciation, issued generally by mid-cap companies.

        The HIGH-YIELD BOND PORTFOLIO seeks a high level of current income and, secondarily, capital appreciation. This portfolio invests primarily in intermediate and long-term corporate obligations, emphasizing high-yield, higher-risk fixed income securities (junk bonds) with a primary focus on "B" rated high-yield bonds.

        The INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO seeks long-term capital appreciation. This portfolio invests (in accordance with country weightings determined by its Subadviser) in common stocks of foreign issuers that, in the aggregate, replicate broad country and sector indices.

        The INTERNATIONAL GROWTH AND INCOME PORTFOLIO seeks growth of capital with current income as a secondary objective. This portfolio invests primarily in common stocks traded on markets outside the United States.

        The MARSICO GROWTH PORTFOLIO seeks long-term growth of capital. This portfolio invests under normal circumstances at least 65% in equity securities of large companies with a general core position of 20 to 30 common stocks.

                            VARIABLE SEPARATE ACCOUNT
              (PORTION RELATING TO THE POLARIS II VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

        ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

        The MFS GROWTH AND INCOME PORTFOLIO seeks reasonable current income and long-term growth of capital and income. This portfolio invests primarily in equity securities.

        The MFS MID-CAP GROWTH PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in equity securities of medium-sized companies that its Subadviser believes have above-average growth potential.

        The MFS TOTAL RETURN PORTFOLIO seeks reasonable income, long-term capital growth and conservation of capital. This portfolio invests primarily in common stocks and fixed-income securities, with an emphasis on income-producing securities that appear to have some potential for capital enhancement.

        The PUTNAM GROWTH PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in common stocks or securities with common stock characteristics that its Subadviser believes have above-average growth prospects.

        The REAL ESTATE PORTFOLIO seeks to achieve total return through a combination of growth and income. This portfolio invests primarily in securities of companies principally engaged in or related to the real estate industry or that own significant real estate assets or that primarily invest in real estate financial instruments.

        The SUNAMERICA BALANCED PORTFOLIO seeks to conserve principal and capital appreciation. This portfolio maintains at all times a balanced portfolio of stocks and bonds, with at least 25% invested in fixed income securities.

        The TECHNOLOGY PORTFOLIO seeks long-term capital appreciation. This portfolio invests primarily in equity securities that demonstrate the potential for capital appreciation, issued by companies the Subadviser believes are positioned to benefit from involvement in technology and technology-related industries worldwide.

        The TELECOM UTILITY PORTFOLIO seeks high current income and moderate capital appreciation. This portfolio invests primarily in equity and debt securities of utility companies.

        The WORLDWIDE HIGH INCOME PORTFOLIO seeks high current income and, secondarily, capital appreciation. This portfolio invests primarily in of high-yield, high-risk fixed-income securities (junk bonds) of issuers located throughout the world.

                            VARIABLE SEPARATE ACCOUNT
              (PORTION RELATING TO THE POLARIS II VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

        ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

        The SunAmerica Trust has portfolios in addition to those identified above; however, none of these other portfolios are currently available for investment under the Separate Account.

        Purchases and sales of shares of the portfolios of the Trusts are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on an average cost basis.

        Accumulation unit values are computed daily based on the total net assets of the Variable Accounts.

        The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that effect amounts reported therein. Actual results could differ from these estimates.

        PRINCIPAL REWARDS PROGRAM: The Principal Rewards Program adds an amount to the contract (an "Initial Payment Enhancement") each time a purchase payment is submitted. An Initial Payment Enhancement is calculated as a percentage of each Purchase Payment. The Initial Payment Enhancement is currently 2.00% of each purchase payment. Additionally, a discretionary amount may be added to the contract.

        In December 2000, the Company began to offer an enhanced death benefit to new policyholders. Choice of this benefit results in a 0.25% increase in the Mortality Risk Charge (See Note 2), and therefore in slightly reduced accumulation unit values. The two accumulation unit values for each Variable Account are computed daily based on the total net assets applicable to policies with and without the enhanced benefit, respectively. As of December 31, 2000, no units with the enhanced death benefit have been sold.


2.      CHARGES AND DEDUCTIONS

        Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

        WITHDRAWAL CHARGE: The contract value may be withdrawn at any time during the accumulation period. Purchase payments that are no longer subject to the withdrawal charge

                            VARIABLE SEPARATE ACCOUNT
              (PORTION RELATING TO THE POLARIS II VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

        CHARGES AND DEDUCTIONS (continued)

        and not previously withdrawn and earnings in the contract may be withdrawn free of withdrawal charges at any time. In addition, there is a free withdrawal amount for the first withdrawal during a contract year after the first contract year. The free withdrawal amount is the greater of earnings in the contract or 10% of the purchase payments that have been invested for at least one year, and not withdrawn, less any withdrawals made during the year. Should a withdrawal exceed the free withdrawal amount, a withdrawal charge, in certain circumstances, is imposed and paid to the Company.

        Withdrawal charges vary in amount depending upon the number of years since the purchase payment being withdrawn was made and also vary according to participation in the Principal Rewards Program. The withdrawal charge is deducted from the remaining contract value so that the actual reduction in contract value as a result of the withdrawal will be greater than the withdrawal amount requested and paid. For purposes of determining the withdrawal charge, withdrawals will be allocated first to investment income, if any, (which may generally be withdrawn free of a withdrawal charge), and then to the oldest purchase payments first so that all withdrawals are allocated to purchase payments to which the lowest (if any) withdrawal charge applies.

        Any amount withdrawn, which exceeds a free withdrawal, may be subject to a withdrawal charge in accordance with the withdrawal charge tables shown below:

                        WITHOUT PRINCIPAL REWARDS PROGRAM

                 Years Since Purchase                        Applicable Withdrawal
                     Payment                                   Charge Percentage
                 --------------------                        ---------------------
                      First                                             7%
                      Second                                            6%
                      Third                                             5%
                      Fourth                                            4%
                      Fifth                                             3%
                      Sixth                                             2%
                      Seventh                                           1%
                      Eighth and beyond                                 0%

                            VARIABLE SEPARATE ACCOUNT
              (PORTION RELATING TO THE POLARIS II VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

       CHARGES AND DEDUCTIONS (continued)

                         WITH PRINCIPAL REWARDS PROGRAM

                 Years Since Purchase                        Applicable Withdrawal
                     Payment                                   Charge Percentage
                 --------------------                        ---------------------
                      First                                             9%
                      Second                                            9%
                      Third                                             8%
                      Fourth                                            7%
                      Fifth                                             6%
                      Sixth                                             5%
                      Seventh                                           4%
                      Eighth                                            3%
                      Ninth                                             2%
                      Tenth and beyond                                  0%


       CONTRACT MAINTENANCE FEE: An annual contract maintenance fee of $35 ($30 in North Dakota) is charged against each contract, which reimburses the Company for expenses incurred in establishing and maintaining records relating to a contract. The contract maintenance fee will be assessed on each anniversary during the accumulation phase and is recorded as a redemption in the accompanying statement of changes in net assets. In the event that a total surrender of contract value is made, the entire charge will be assessed as of the date of surrender, and deducted from that withdrawal.

       TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas) is assessed on each transfer of funds in excess of fifteen transactions within a contract year.

       PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin. The Company currently intends to deduct premium taxes at the time of surrender or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred or upon the payment of the death benefit.

       MORTALITY RISK, GUARANTEE DEATH BENEFIT AND EXPENSE RISK CHARGE: The Company deducts mortality risk, guarantee death benefit and expense risk charges, which total to an annual rate of 1.37% of the net asset value of each portfolio, computed on a daily basis. The

                            VARIABLE SEPARATE ACCOUNT
              (PORTION RELATING TO THE POLARIS II VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

       CHARGES AND DEDUCTIONS (continued)

       mortality risk charge (0.90%) is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant. The mortality risk charge is 1.15% if the contract holder elects the enhanced death benefit option. The guarantee death benefit and expense risk charges (0.12% and 0.35%, respectively) are compensation for providing death benefits, and for assuming the risk that the current charges will be insufficient in the future to cover the cost of administering the contract.

       DISTRIBUTION EXPENSE CHARGE: The Company deducts a distribution expense charge at an annual rate of 0.15% of the net asset value of each portfolio, computed on a daily basis. This charge is for all expenses associated with the distribution of the contract. These expenses include preparing the contract, confirmations and statements, providing sales support and maintaining contract records. In the event that this charge is not sufficient to cover the costs of distributing the contract, the Company will bear the loss.

       SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

                            VARIABLE SEPARATE ACCOUNT
              (PORTION RELATING TO THE POLARIS II VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.      INVESTMENT IN ANCHOR TRUST AND SUNAMERICA TRUST


       The aggregate cost of the shares acquired and the aggregate proceeds from shares sold during the year ended December 31, 2000 consist of the following:

                                                          Cost of Shares             Proceeds from
        Variable Accounts                                    Acquired                 Shares Sold
        ---------------------------                       --------------            ---------------
        ANCHOR TRUST:
        Capital Appreciation Portfolio                    $  480,399,921            $  135,764,564
        Government and Quality Bond Portfolio                 94,373,568                57,636,468
        Growth Portfolio                                     160,197,215                25,335,163
        Natural Resources Portfolio                           19,364,778                 9,240,837

        SUNAMERICA TRUST:
        Aggressive Growth Portfolio                          237,682,686                67,128,202
        Alliance Growth Portfolio                            630,223,112               103,232,727
        Asset Allocation Portfolio                            22,199,677                16,108,525
        Blue Chip Growth Portfolio                            13,340,149                 1,322,061
        Cash Management Portfolio                          1,083,409,099             1,070,536,590
        Corporate Bond Portfolio                              20,854,515                10,531,609
        Davis Venture Value Portfolio                        332,885,154                52,698,484
        "Dogs" of Wall Street Portfolio                       10,593,438                21,225,716
        Emerging Markets Portfolio                            71,251,458                38,693,604
        Federated Value Portfolio                             48,874,455                32,436,640
        Global Bond Portfolio                                 18,362,125                 5,094,969
        Global Equities Portfolio                            224,424,115                96,349,261
        Goldman Sachs Research Portfolio                      31,183,256                   503,170
        Growth-Income Portfolio                              284,645,064                30,865,216
        Growth Opportunities Portfolio                        28,938,471                 2,406,973
        High-Yield Bond Portfolio                             60,777,728                36,397,593
        International Diversified Equities Portfolio         461,909,436               409,164,769
        International Growth & Income Portfolio              269,366,159               200,285,325
        Marsico Growth Portfolio                                     461                         0
        MFS Growth & Income Portfolio                         65,711,026                12,126,868
        MFS Mid-Cap Growth Portfolio                         222,314,425                15,963,398
        MFS Total Return Portfolio                            66,419,786                18,867,026
        Putnam Growth Portfolio                              144,915,491                 8,808,395
        Real Estate Portfolio                                 31,521,251                22,613,201
        SunAmerica Balanced Portfolio                        107,371,419                 3,481,278
        Technology Portfolio                                  53,597,000                   426,961
        Telecom Utility Portfolio                             16,504,574                 3,909,546
        Worldwide High Income Portfolio                       11,943,675                 5,619,553

                            VARIABLE SEPARATE ACCOUNT
              (PORTION RELATING TO THE POLARIS II VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.      FEDERAL INCOME TAXES

        The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

                           PART C - OTHER INFORMATION

Item 24.     Financial Statements and Exhibits

(a)    Financial Statements

       The following financial statements to this Registration Statement are included in this Registration Statement:

               Audited consolidated financial statements of Anchor National Life Insurance Company at December 31, 2000 and 1999, for the years ended December 31, 2000 and 1999, for the three months ended December 31, 1998 and for the year ended September 30, 1998.

               Audited Financial Statements of Variable Separate Account (Portion relating to the Polaris II Variable Annuity) at December 31, 2000, for the year ended December 31, 2000, for the one month ended December 31, 1999 and for the year ended November 30, 1999.





(b)    Exhibits
----------------
(1)  Resolution Establishing Separate Account....          ***
(2)  Form of Custody Agreements..................          ***
(3)  (a) Form of Distribution Contract...........          ***
     (b) Selling Agreement.......................          ***
(4)  Variable Annuity Contract
     (a) Group Annuity Certificate...............          ****
     (b) Individual Annuity Contract.............          ****
     (c) (Principal Rewards) Group Annuity
         Certificate.............................          *****
     (d) (Principal Rewards) Individual Annuity
         Contract................................          *****
(5)  Application for Contract
     (a) Participant Enrollment Form.............          *****
     (b) Annuity Application.....................          *****
(6)  Depositor - Corporate Documents
     (a) Certificate of Incorporation............          ***
     (b) By-Laws.................................          +
(7)  Reinsurance Contract........................
(8)  Form of Fund Participation Agreement
     (a) Anchor Series Trust Fund Participation
         Agreement...............................          ***
     (b) SunAmerica Series Trust Fund
         Participation Agreement.................          ***
(9)  Opinion of Counsel..........................          ***
     Consent of Counsel..........................          ***
(10) Consent of Independent Accountants..........          Filed Herewith
(11) Financial Statements Omitted from Item 23...          **
(12) Initial Capitalization Agreement............          **
(13) Performance Computations....................          **
(14) Diagram and Listing of All Persons Directly
     or Indirectly Controlled By or Under Common
     Owner Control with Anchor National Life
     Insurance Company, the Depositor of
     Registrant..................................          +
(15) Powers of Attorney..........................          *


-------------
* Filed July 3, 2000, as part of Post-Effective Amendment Numbers 13 and 14 to this Registration Statement.
**    Not Applicable
*** Filed April 18, 1997, as part of the Initial Registration Statement to this Registration Statement.
**** Filed March 20, 1998 as part of Post-Effective Amendment Numbers 2 and 3 to this Registration Statement.
***** Filed April 1, 1999, as part of Post-Effective Amendment Numbers 7 and 8 to this Registration Statement.

+ Filed April 13, 2001 as part of Post-Effective Amendment No. 17 and 19 to this Registration Statement.



Item 25.  Directors and Officers of the Depositor
-------------------------------------------------

        The officers and directors of Anchor National Life Insurance Company are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.


Name                                Position
Jay S. Wintrob               Director, Chief Executive Officer and President
James R. Belardi             Director and Senior Vice President
Jana W. Greer                Director and Senior Vice President
Marc H. Gamsin               Director and Senior Vice President
N. Scott Gillis              Director and Senior Vice President
Edwin R. Raquel              Senior Vice President and Chief Actuary
P. Daniel Demko, Jr.         Vice President
J. Franklin Grey             Vice President
Maurice S. Hebert            Vice President and Controller
Edward P. Nolan              Vice President
Gregory M. Outcalt           Senior Vice President
Stewart R. Polakov           Vice President
Scott H. Richland            Vice President
Lawrence M. Goldman          Vice President and Assistant Secretary
Christine A. Nixon           Vice President and Secretary
Virginia N. Puzon            Assistant Secretary
Ron H. Tani                  Vice President
Mark A. Zaeske               Treasurer

Item 26. Persons Controlled By or Under Common Control With Depositor or Registrant

        The Registrant is a separate account of Anchor National Life Insurance Company (Depositor). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor of Registrant, see Exhibit 14 filed herein. As of January 4, 1999, Anchor National became an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787 filed April 2, 2001.

Item 27.  Number of Contract Owners

          As of March 1, 2001, the number of Contracts funded by the Variable Separate Account of Anchor National Life Insurance Company (Portion relating to the Polaris II Variable Annuity) was 141,818, of which 61,188 were Qualified Contracts and 80,630 were Nonqualified Contracts.



Item 28.  Indemnification

          None.


Item 29.  Principal Underwriter


        SunAmerica Capital Services, Inc. serves as distributor to the Registrant, Presidential Variable Account One, Variable Separate Account, FS Variable Separate Account, Variable Annuity Account One, FS Variable Annuity Account One, Variable Annuity Account Four, Variable Annuity Account Five and Variable Annuity Account Seven. SunAmerica Capital Services, Inc. also serves as the underwriter to the SunAmerica Income Funds, SunAmerica Equity Funds, SunAmerica Money Market Funds, Inc., Style Select Series, Inc. and the SunAmerica Strategic Investment Series, Inc., all issued by SunAmerica Asset Management Corp.


        Its principal business address is 733 Third Avenue, 4th Floor, New York, New York 10017. The following are the directors and officers of SunAmerica Capital Services, Inc.

        Name                        Position with Distributor
        ----                        -------------------------
        J. Steven Neamtz            Director and President
        Robert M. Zakem             Director, Executive Vice
                                       President, General Counsel
                                       and Assistant Secretary
        Peter A. Harbeck            Director
        Debbie Potash-Turner        Controller
        James Nichols               Vice President
        Christine A. Nixon          Secretary
        Lawrence M. Goldman         Assistant Secretary
        Virginia N. Puzon           Assistant Secretary

                  Net
                  Distribution     Compensation
Name of           Discounts and    on Redemption   Brokerage
Distributor       Commissions      Annuitization   Commission    Commissions*
------------      --------------   -------------   -----------   ------------
SunAmerica        None             None            None          None
 Capital
 Services, Inc.

------------------
* Distribution fee is paid by Anchor National Life Insurance Company.


Item 30.  Location of Accounts and Records

        Anchor National Life Insurance Company, the Depositor for the Registrant, is located at 1 SunAmerica Center, Los Angeles, California 90067-6022. SunAmerica Capital Services, Inc., the distributor of the Contracts, is located at 733 Third Avenue, 4th Floor, New York, New York 10017. Each maintains those accounts and records required to be maintained by it pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

        State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02100, maintains certain accounts and records pursuant to the instructions of the Registrant.


Item 31.  Management Services

        Not Applicable.


Item 32.  Undertakings

        Registrant undertakes to (1) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (2) include either (A) as part of any application to purchase a Contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a postcard or similar written communication affixed to or included in the Prospectus that the Applicant can remove to send for a Statement of Additional Information; and (3) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.




Item 33.  Representation

     A. The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
        Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

     B. REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940: The Company represents that the fees and charges to be deducted under the variable annuity contract described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the contract.

                                   SIGNATURES


        As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies it meets the requirements of Securities
Act Rule 485 for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Los Angeles, and the State of California, on this 26th day of September, 2001.


                      VARIABLE SEPARATE ACCOUNT
                             (Registrant)

                      By: ANCHOR NATIONAL LIFE INSURANCE COMPANY
                             (Depositor)


                      By:  /s/ JAY S. WINTROB
                         ----------------------------------------
                             Jay S. Wintrob
                             President, Chief Executive Officer

                      By: ANCHOR NATIONAL LIFE INSURANCE COMPANY
                          (Depositor, on behalf of itself and Registrant)


                      By:   /s/ JAY S. WINTROB
                         ----------------------------------------
                             Jay S. Wintrob
                             President, Chief Executive Officer


        As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


SIGNATURE                     TITLE                                  DATE

JAMES R. BELARDI*             Senior Vice President &           September 26, 2001
------------------------      Director
James R. Belardi


MARC H. GAMSIN*               Senior Vice President and         September 26, 2001
------------------------      Director
Marc H. Gamsin


N. SCOTT GILLIS*              Senior Vice President             September 26, 2001
------------------------      and Director (Principal
N. Scott Gillis               Financial Officer)


JANA W. GREER*                Senior Vice President &           September 26, 2001
------------------------      Director
Jana W. Greer


MAURICE S. HEBERT*            Vice President and Controller     September 26, 2001
------------------------      (Principal Accounting Officer)
Maurice S. Hebert


JAY S. WINTROB*                   President and Director         September 26, 2001
-----------------------------     Chief Executive Officer,
Jay S. Wintrob                    (Principal Executive Officer)


* By: /s/ CHRISTINE A. NIXON      Attorney-in-Fact
     -----------------------
          Christine A. Nixon

Date:  September 26, 2001

                                  EXHIBIT INDEX



Exhibit                 Description
-------                 -----------

Ex(10)                  Consent of Independent Accountants